                     Registration Nos. 033-52171/811-07145

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/

         Post-Effective Amendment No. 9                           /X/

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

         Amendment No. 10                                         /X/

                    T. ROWE PRICE INTERNATIONAL SERIES, INC.
                    ----------------------------------------
                Exact Name of Registrant as Specified in Charter

                100 East Pratt Street, Baltimore, Maryland 21202
                ------------------------------------------------
                     Address of Principal Executive Offices

                                  410-345-2000
                                  ------------
               Registrant's Telephone Number, Including Area Code

                                Henry H. Hopkins
                100 East Pratt Street, Baltimore, Maryland 21202
                ------------------------------------------------
                     Name and Address of Agent for Service

            Approximate Date of Proposed Public Offering May 1, 2001
                                                         -----------

         It is proposed that this filing will become effective (check appropriate box):

/ /      Immediately upon filing pursuant to paragraph (b)
/X/      On May 1, 2001, pursuant to paragraph (b)
/ /      60 days after filing pursuant to paragraph (a)(1)
/ /      On (date), pursuant to paragraph (a)(1)
/ /      75 days after filing pursuant to paragraph (a)(2)
/ /      On (date) pursuant to paragraph (a)(2) of Rule 485
         If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

 PROSPECTUS
                                                                     May 1, 2001
T. ROWE PRICE


InternationalStock Portfolio


A stock fund seeking long-term capital growth through investments in non-U.S. companies.
 The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
LOGO

T. Rowe Price International Series, Inc.     T. Rowe Price International Stock
Portfolio
Prospectus

May 1, 2001


              ABOUT THE FUND
1
              Objective, Strategy, Risks, and Expenses    1

              -----------------------------------------------
              Other Information About the Fund            3

              -----------------------------------------------
              Some Basics of


              Investing
              -----------------------------------------------


              ABOUT YOUR ACCOUNT
2
              Pricing Shares and Receiving                5
              Sale Proceeds
              -----------------------------------------------
              Rights Reserved by the Fund                 6
              s
              -----------------------------------------------
              Dividends and
              Other                                       7
              Distributions
              -----------------------------------------------


              MORE ABOUT THE FUND
3
              Organization and Management                 8

              -----------------------------------------------
              Understanding Performance Information      10

              -----------------------------------------------
              Investment Policies and Practices          10

              -----------------------------------------------
              Financial Highlights                       14

              -----------------------------------------------



 T. Rowe Price International, Inc., the investment manager, is the successor to Rowe Price-Fleming International, Inc. ("Price-Fleming"), a joint venture with Robert Fleming Holdings, Ltd. ("Flemings") founded in 1979. In 2000, Price-Fleming became wholly-owned by T. Rowe Price Associates, Inc. As of December 31, 2000, T. Rowe Price International managed $32.7 billion in foreign stocks and bonds through its offices in Baltimore, London, Tokyo, Singapore, Hong Kong, Buenos Aires, and Paris.
Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

 ABOUT THE FUND
                                        1
 OBJECTIVE, STRATEGY, RISKS, AND EXPENSES
 -------------------------------------------------------------------------------

     The fund should be used as an investment option for variable annuity and variable life insurance contracts.



 What is the fund's objective?

     The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.


 What is the fund's principal investment strategy?

     We expect to invest substantially all of the fund's assets outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. Stock selection reflects a growth style. We may purchase the stocks of companies of any size, but our focus will typically be on large and, to a lesser extent, medium-sized companies.


     T. Rowe Price International, Inc. ("T. Rowe Price International") employs in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase such stocks at reasonable prices in relation to present or anticipated earnings, cash flow, or book value, and valuation factors often influence our allocations among large-, mid-, or small-cap shares.

     While we invest with an awareness of the global economic backdrop and our outlook for industry sectors and individual countries, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.


     In selecting stocks, we generally favor companies with one or more of the following characteristics:

    .  leading market position;

    .  attractive business niche;

    .  strong franchise or monopoly;

    .  technological leadership or proprietary advantages;

    .  seasoned management;

    .  earnings growth and cash flow sufficient to support growing dividends;
     and

    .  healthy balance sheet with relatively low debt.


    While the fund invests primarily in common stocks, the fund may also purchase other securities, including futures and options, in keeping with the fund's objective.


     The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


 What are the main risks of investing in the fund?

     As with all stock funds, this fund's share price can fall because of weakness in one or more of its primary equity markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in

T. ROWE PRICE                                               2

     the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in rising markets.

     Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Even investments in countries with highly developed economies are subject to significant risks. For example, Japanese stocks were in a steep decline for much of the 1990s. Some particular risks affecting this fund include the following:


   . Currency risk This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on a fund's holdings can be significant, unpredictable, and long-lasting depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile and it is not possible to effectively hedge the currency risks of many developing countries.


   . Geographic risk The economies and financial markets of certain regions-such as Latin America and Asia-can be interdependent and may decline all at the same time.

   . Emerging market risk To the extent the fund invests in emerging markets, it is subject to greater risk than a fund investing only in developed markets. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be hurt by exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies. Significant buying or selling by a few major investors may also heighten the volatility of emerging markets. These factors make investing in such countries significantly riskier than in other countries and any one of them could cause the fund's share price to decline.


   . Other risks of foreign investing Risks can result from varying stages of economic and political development, differing regulatory environments, trading days, and accounting standards, and higher transaction costs of non-U.S. markets. Investments outside the United States could be subject to governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes.



     o While certain countries have made progress in economic growth, liberalization, fiscal discipline, and political and social stability, there is no assurance these trends will continue.

   . Futures/options risk To the extent the fund uses futures and options, it is exposed to additional volatility and potential losses.

     As with any mutual fund, there can be no guarantee the fund will achieve its objective.


     o The fund's share price may decline, so when you sell your shares, you may lose money.


 How can I tell if the fund is appropriate for me?


     Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you want to diversify your domestic stock portfolio by adding foreign investments, seek the long-term capital appreciation potential of growth stocks, and are comfortable with the risks that accompany foreign investments, the fund could be an appropriate part of your overall investment strategy.

     o The fund should not represent your complete investment program or be used for short-term trading purposes.


 How has the fund performed in the past?

     The bar chart showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and over time. Fund past performance is no guarantee of future returns.

     The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted in the chart.

           Calendar Year Total Returns
  "95"    "96"    "97"    "98"    "99"     "00"
 ------------------------------------------------
 11.18   14.70    3.09   15.86   33.32    -17.84
 ------------------------------------------------


          Quarter ended              Total return

 Best quarter                           12/31/99 24.01%

 Worst quarter                           9/30/98 -13.80%



 Table 1  Average Annual Total Returns
                                          Periods ended
                                        December 31, 2000
                                                        Since inception
                             1 year        5 years         (3/31/94)
 ------------------------------------------------------------------------------
  International Stock
  Portfolio                 -17.84%         8.46%            8.16%

  MSCI EAFE Index           -13.96          7.43             7.84
  Lipper Variable
  Annuity Underlying
  International Funds       -14.72         10.15             9.47
  Average
 ------------------------------------------------------------------------------



 These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.

 Figures do not reflect fees at the insurance product or contract level and if those fees were included returns would be lower.



 OTHER INFORMATION ABOUT THE FUND
 -------------------------------------------------------------------------------

 What are some of the potential rewards of investing overseas through the fund?

     Investing abroad increases the opportunities available to you. Some foreign countries may have greater potential for economic growth than the U.S. Investing a portion of your overall portfolio in foreign stock funds can enhance your diversification while providing the opportunity to boost long-term returns.

T. ROWE PRICE                                               4

 How does the portfolio manager try to reduce risk?


     The principal tools we use to try to reduce risk are intensive research and limiting exposure to any one industry or company. Currency hedging techniques may be used from time to time.

   . T. Rowe Price International employs a team of experienced portfolio managers and analysts, and has offices in London, Tokyo, Singapore, Hong Kong, Buenos Aires, Paris, and Baltimore. Portfolio managers keep close watch on individual investments as well as on political and economic trends in each country and region. Holdings are adjusted according to the manager's analysis and outlook.

   . The impact on the fund's share price from a drop in the price of a particular stock is reduced substantially by investing in a portfolio with dozens of different companies. Likewise, the impact of unfavorable developments in a particular country is reduced when investments are spread among many countries. However, the economies and financial markets of countries in a certain region may be influenced heavily by one another.



 Is there other information I can review before making a decision?

     Investment Policies and Practices in Section 3 discusses various types of portfolio securities the fund may purchase as well as types of management practices the fund may use.

 ABOUT YOUR ACCOUNT
                                        2
 PRICING SHARES AND RECEIVING SALE PROCEEDS
 -------------------------------------------------------------------------------

     Here are some procedures you should know when investing in the fund. For instructions on how to purchase and redeem shares of the fund, read the insurance contract prospectus.


     Shares of the fund are designed to be offered to insurance company separate accounts established for the purpose of funding variable annuity contracts. They may also be offered to insurance company separate accounts established for the purpose of funding variable life contracts. Variable annuity and variable life contract holders or participants are not the shareholders of the fund. Rather, the separate account of the insurance company is the shareholder. The variable annuity and variable life contracts are described in separate prospectuses issued by the insurance companies. The fund assumes no responsibility for such prospectuses, or variable annuity or variable life contracts.


     Shares of the fund are sold and redeemed without the imposition of any sales commission or redemption charge. However, certain other charges may apply to annuity or life contracts. Those charges are disclosed in the insurance contract prospectus.

     Your ability to exchange from this fund to any other one that serves as an investment option under your insurance contract is governed by the terms of that contract and the insurance contract prospectus.



 How and when shares are priced

     The share price (also called "net asset value" or NAV per share) for the fund is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day the New York Stock Exchange is open for business. To calculate the NAV, the fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Current market values are used to price fund shares.

     The fund's portfolio securities usually are valued on the basis of the most recent closing market prices at 4 p.m. ET when the fund calculates its NAV. Most of the securities in which the fund invests, however, are traded in markets that close before that time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. Normally, developments that could affect the values of portfolio securities that occur between the close of the foreign market and 4 p.m. ET will not be reflected in the fund's NAV. However, if the fund determines that such developments are so significant that they will, in its judgment, clearly and materially affect the value of the fund's securities, the fund may adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. The fund may fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.


 How your purchase, sale, or exchange price is determined

     Purchases
     The insurance companies purchase shares of the fund for their separate accounts, using premiums allocated by the contract holders or participants. Shares are purchased at the NAV next determined after the insurance company receives the premium payment in acceptable form. Initial and subsequent payments allocated to the fund are subject to the limits stated in the separate account prospectus issued by the insurance company.

T. ROWE PRICE                                               6

     Redemptions
     The insurance companies redeem shares of the fund to make benefit or surrender payments under the terms of its contracts. Redemptions are processed on any day on which the New York Stock Exchange is open and are priced at the fund's NAV next determined after the insurance company receives a surrender request in acceptable form.

     Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.


 How you can receive the proceeds from a sale


     Payment for redeemed shares will be made promptly, but in no event later than seven days after receipt of your redemption order. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Investment Company Act of 1940 ("1940 Act"). The amount received upon redemption of the shares of the fund may be more or less than the amount paid for the shares, depending on the fluctuations in the market value of the assets owned by the fund.



 Excessive Trading


     o T. Rowe Price may bar excessive traders from purchasing shares.

     Frequent trades involving your account or accounts controlled by you can disrupt management of the fund and raise its expenses. To deter such activity, the fund has adopted an excessive trading policy. If you violate our excessive trading policy, you may be barred indefinitely and without further notice from further purchases of T. Rowe Price funds. Our excessive trading policy applies to contract holders and participants notwithstanding any provisions in your insurance contract:


     You can make one purchase and one sale involving the same fund within any 120-day period. If you exceed this limit or you hold fund shares for less than 60 calendar days, you are in violation of our excessive trading policy. Systematic purchases and redemptions are exempt from this policy.

     The terms of your insurance contract may also restrict your ability to trade between the investment options available under your contract.




 RIGHTS RESERVED BY THE FUNDS
 -------------------------------------------------------------------------------

     T. Rowe Price funds and their agents reserve the following rights: (1) to waive or lower investment minimums; (2) to refuse any purchase or exchange order; (3) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership by individual contract holders or participants) upon notice to the contract holder or participant within five business days of the trade or if the written confirmation has not been received by the contract holder or participant, whichever is sooner; (4) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (5) to otherwise modify the conditions of purchase and any services at any time; or (6) to act on instructions believed to be genuine. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.


     In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no contract holder or participant or group of contract holders or participants controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of the fund, except upon approval of the fund's management.




 DIVIDENDS AND OTHER DISTRIBUTIONS
 -------------------------------------------------------------------------------

     For a discussion of the tax status of your variable annuity contract, please refer to the insurance contract prospectus.



 Dividends and Other Distributions

     The policy of the fund is to distribute all of its net investment income and net capital gains each year to its shareholders, which are the separate accounts established by the various insurance companies in connection with their issuance of variable annuity and variable life contracts. Dividends from net investment income are declared and paid annually. All fund distributions made to a separate account will be reinvested automatically in additional fund shares, unless a shareholder (separate account) elects to receive distributions in cash. Under current law, dividends and distributions made by the fund to separate accounts generally are not taxable to the separate accounts, the insurance company, or the contract holder, provided that the separate account meets the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended, and other tax-related requirements are satisfied. The fund intends to diversify its investments in the manner required under Code Section 817(h).


 Foreign Transactions

     If the fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce fund dividends.

 MORE ABOUT THE FUND
                                        3
 ORGANIZATION AND MANAGEMENT
 -------------------------------------------------------------------------------

 How is the fund organized?

     The T. Rowe Price International Series, Inc. (the "corporation") was incorporated in Maryland in 1994. Currently, the corporation consists of one series, the International Stock Portfolio.

     While the fund is managed in a manner similar to that of the T. Rowe Price International Stock Fund, investors should be aware that the fund is not the same fund and will not have the same performance. Investments made by the fund at any given time may not be the same as those made by the T. Rowe Price International Stock Fund. Different performance will result due to factors such as differences in the cash flows into and out of the fund, different fees and expenses, and differences in portfolio size and positions.


 What is meant by "shares"?

     Contract holders and participants indirectly (through the insurance company separate account) purchase shares when they put money in a fund offered as an investment option in their insurance contracts. These shares are part of a fund's authorized capital stock, but share certificates are not issued.

     Each share and fractional share entitles the shareholder (the insurance company separate account) to cast one vote per share on certain fund matters, including the election of fund directors, changes in fundamental policies, or approval of changes in the fund's management contract.

     The shares of the fund have equal voting rights. The various insurance companies own the outstanding shares of the fund in their separate accounts. These separate accounts are registered under the 1940 Act or are excluded from registration thereunder. Under current law, the insurance companies must vote the shares held in registered separate accounts in accordance with voting instructions received from variable contract holders or participants having the right to give such instructions.


 Do T. Rowe Price funds have annual shareholder meetings?

     The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the insurance company will send you the fund's proxy materials that explain the issues to be decided and include instructions on voting.


 Who runs the fund?

     General Oversight

     The corporation is governed by a Board of Directors that meets regularly to review the fund investments, performance, expenses, and other business affairs. The Board elects the corporation's officers. The policy of the corporation is that the majority of Board members are independent of T. Rowe Price International.

     o All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price International - specifically by the fund's Investment Advisory Group.


     Investment Manager

     T. Rowe Price International is responsible for the selection and management of the fund's portfolio investments. The company, a wholly owned subsidiary of T. Rowe Price Associates, is the successor to Rowe Price-Fleming International ("Price-Fleming"), a joint venture established in 1979 between T. Rowe Price Associates and Robert Fleming Holdings ("Flemings"). In 2000, T. Rowe Price became the sole owner of Price-Fleming and renamed the company T. Rowe Price International. The U.S. office of T. Rowe Price International is located at 100 East Pratt Street, Baltimore, Maryland 21202. Offices are also located in London, Tokyo, Singapore, Hong Kong, Buenos Aires, and Paris.


     Portfolio Management

     The fund has an Investment Advisory Committee with the following members:
     Martin G. Wade, Chairman, Christopher D. Alderson, Mark C.J. Bickford-Smith, Michael J. Conelius, Frances Dydasco, Mark J.T. Edwards, John R. Ford, Christopher Rothery, James B.M. Seddon, Robert W. Smith, Benedict R.F. Thomas, and David J.L. Warren. The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the fund's investment program. Mr. Wade has been chairman of the fund's committee since its inception. He joined T. Rowe Price International in 1979 and has 33 years of experience in research, client service, and investment management.


     The Management Fee

     The fund pays T. Rowe Price an annual all-inclusive fee that includes investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, non-recurring and extraordinary items or fees and expenses for the fund's independent directors. The fee is based on fund average daily net assets and is calculated and accrued daily. The fee for the fund for the most recent fiscal year was 1.05%.

     From time to time, T. Rowe Price International may pay eligible insurance companies for services they provide to the fund for contract holders. These payments range from 0.15% to 0.25% of the average annual total assets invested by the separate accounts of the insurance company in the fund.


     Variable Annuity and Variable Life Charges
     Variable annuity and variable life fees and charges imposed on contract holders and participants by the insurance companies are in addition to those described previously and are described in the variable annuity and variable life contract prospectuses.

     Variable Annuity and Variable Life Conflicts
     The fund may serve as an investment medium for both variable annuity contracts and variable life insurance policies. Shares of the fund may be offered to separate accounts established by any number of insurance companies. The fund currently does not foresee any disadvantages to variable annuity contract owners due to the fact that the fund may serve as an investment medium for both variable life insurance policies and annuity contracts; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of annuity contracts and insurance policies for which the fund serves as an investment medium might at some time be in conflict. However, the fund's Board of Directors is required to monitor events to identify any material conflicts between variable annuity contract owners and variable life policy owners, and will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, an insurance company participating in

T. ROWE PRICE                                               10

     the fund might be required to redeem the investment of one or more of its separate accounts from the fund. This might force the fund to sell securities at disadvantageous prices.



 UNDERSTANDING PERFORMANCE INFORMATION
 -------------------------------------------------------------------------------
     This section should help you understand the terms used to describe fund performance. You may see these terms used in shareholder reports you receive from your insurance company.


 Total Return

     This tells you how much an investment has changed in value over a given time period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.

     Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.


 Cumulative Total Return

     This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.


 Average Annual Total Return

     This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment's actual cumulative return. This gives you an idea of an investment's annual contribution to your portfolio, provided you held it for the entire period.

     Total returns and yields quoted for the fund include the effect of deducting the fund's expenses, but may not include charges and expenses attributable to any particular insurance product. Since you can only purchase shares of the fund through an insurance product, you should carefully review the prospectus of the insurance product you have chosen for information on relevant charges and expenses. Excluding these charges from quotations of the fund's performance has the effect of increasing the performance quoted.



 INVESTMENT POLICIES AND PRACTICES
 -------------------------------------------------------------------------------

     This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.


     Shareholder approval is required to substantively change fund objectives and certain investment restrictions noted in the following section as "fundamental policies." The managers also follow certain "operating policies" which can be changed without shareholder approval. However, significant changes are discussed with shareholders in fund reports. Fund investment restrictions and policies are adhered to at the time of investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.

     Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in hybrid instruments are limited to 10% of total assets. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in hybrid instruments could have significantly more of an impact on a fund's share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.

     Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports sent to you by your insurance company.


     o Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help achieve fund objectives.


 Types of Portfolio Securities


     In seeking to meet its investment objective, the fund may invest in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund securities and investment management practices.


     Fundamental policy The fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of its total assets would be invested in securities of a single issuer, or if more than 10% of the voting securities of the issuer would be held by the fund.

     Fund investments are primarily in common stocks (normally, at least 65% of total assets) and, to a lesser degree, other types of securities as described below.

     Common and Preferred Stocks
     Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

     Convertible Securities and Warrants

     Investments may be made in debt or preferred equity securities convertible into, or exchangeable for, equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of

T. ROWE PRICE                                               12

     the warrants (generally, two or more years). Warrants can be highly volatile, have no voting rights, and pay no dividends.


     Fixed-Income Securities
     From time to time, we may invest in corporate and government fixed-income securities. These securities would be purchased in companies that meet fund investment criteria. The price of a bond fluctuates with changes in interest rates, generally rising when interest rates fall and falling when interest rates rise.


     Hybrid Instruments
     These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under some conditions, the redemption value of such an investment could be zero.


     o Hybrids can have volatile prices and limited liquidity, and their use may not be successful.


     Operating policy Fund investments in hybrid instruments are limited to 10% of total assets.


     Private Placements
     These securities are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

     Operating policy Fund investments in illiquid securities are limited to 15% of net assets.


 Types of Investment Management Practices

     Reserve Position

     A certain portion of fund assets will be held in money market reserves. Fund reserve positions are expected to consist primarily of shares of one or more T. Rowe Price internal money market funds. Short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements, may also be held. For temporary, defensive purposes, there is no limit on fund investments in money market reserves. The effect of taking such a position is that the fund may not achieve its investment objective. The reserve position provides flexibility in meeting redemptions, paying expenses, and in the timing of new investments and can serve as a short-term defense during periods of unusual market volatility.


     Borrowing Money and Transferring Assets
     Fund borrowings may be made from banks and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

     Fundamental policy Borrowings may not exceed 33/1//\\/3/\\% of total fund assets.

     Operating policy Fund transfers of portfolio securities as collateral will not be made except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33/1//\\/3/\\% of fund total assets. Fund purchases of additional securities will not be made when borrowings exceed 5% of total assets.

     Foreign Currency Transactions

     The fund will normally conduct its foreign currency exchange transactions, if any, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The fund will generally not enter into a forward contract with a term greater than one year.

     The fund will generally enter into forward foreign currency exchange contracts only under two circumstances. First, when the fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. Second, when T. Rowe Price International believes that the currency of a particular foreign country may move substantially against another currency, it may enter into a forward contract to sell or buy the former foreign currency (or another currency that acts as a proxy for that currency). The contract may approximate the value of some or all of the fund portfolio securities denominated in such foreign currency. Under unusual circumstances, the fund may commit a substantial portion or the entire value of its portfolio to the consummation of these contracts. T. Rowe Price International will consider the effect such a commitment to forward contracts would have on the fund investment program and the flexibility of the fund to purchase additional securities. Although forward contracts will be used primarily to protect the fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, and fund total return could be adversely affected as a result.


     There are some markets where it is not possible to engage in effective foreign currency hedging. This is generally true, for example, for the currencies of various emerging markets where the foreign exchange markets are not sufficiently developed to permit hedging activity to take place.


     Futures and Options

     Futures (a type of potentially high-risk derivative) are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options (another type of potentially high-risk derivative) give the investor the right (where the investor purchases the option), or the obligation (where the investor writes (sells) the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including: to manage fund exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting fund overall exposure to certain markets; in an effort to enhance income; as a cash management tool; and to protect the value of portfolio securities. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies.

     Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund's initial investment in such contracts.

     Operating policies Futures: Initial margin deposits and premiums on options used for nonhedging purposes will not exceed 5% of fund net asset value. Options on securities: The total market value of securities against which call or put options are written may not exceed 25% of fund total assets. No more than 5% of fund total assets will be committed to premiums when purchasing call or put options.

T. ROWE PRICE                                               14


     Exchange Traded Funds (ETFs)
     These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.


     Tax Consequences of Hedging

     Hedging may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the fund and could affect whether dividends paid are classified as capital gains or ordinary income.


     Lending of Portfolio Securities

     Fund securities may be lent to broker-dealers, other institutions, or other persons to earn additional income. The principal risk is the potential insolvency of the broker-dealer or other borrower. In this event, a fund could experience delays in recovering its securities and capital losses.


     Fundamental policy The value of loaned securities may not exceed 33/1//\\/3/\\% of total fund assets.

     Portfolio Turnover

     The fund will not generally trade in securities for short-term profits, but, when circumstances warrant, securities may be purchased and sold without regard to the length of time held. A high turnover rate may increase transaction costs, result in additional capital gain distributions, and reduce the fund's performance. The fund's portfolio turnover rates are shown in the Financial Highlights table.




 FINANCIAL HIGHLIGHTS
 -------------------------------------------------------------------------------

     Table 2, which provides information about the fund's financial history, is based on a single share outstanding throughout the periods shown. The table is part of the fund's financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions and no payment of account or (if applicable) redemption fees). The financial statements in the annual report were audited by the fund's independent accountants, PricewaterhouseCoopers LLP.

 Table 2  Financial Highlights
                                        Year ended December 31
                           1996       1997       1998       1999       2000
 -------------------------------------------------------------------------------------

  Net asset value,
  beginning of period    $  11.26   $  12.64   $  12.74   $  14.52   $  19.04
  Income From Investment Operations
  Net investment income      0.09       0.12       0.17       0.12       0.07
                         --------------------------------------------------------
  Net gains or losses
  on securities (both
  realized and               1.55      0.27/a/     1.84       4.69      (3.46)
  unrealized)
                         --------------------------------------------------------
  Total from investment
  operations                 1.64       0.39       2.01       4.81      (3.39)
  Less Distributions
  Dividends (from net       (0.17)     (0.12)     (0.17)     (0.07)     (0.10)
  investment income)
                         --------------------------------------------------------
  Distributions (from       (0.09)     (0.06)     (0.06)     (0.22)     (0.48)
  capital gains)
                         --------------------------------------------------------
  In excess of realized        --      (0.11)        --         --         --
  gain
                         --------------------------------------------------------
  Returns of capital           --         --         --         --         --
                         --------------------------------------------------------
  Total distributions       (0.26)     (0.29)     (0.23)     (0.29)     (0.58)
                         --------------------------------------------------------
  Net asset value,       $  12.64   $  12.74   $  14.52   $  19.04   $  15.07
  end of period
                         --------------------------------------------------------
  Total return              14.70%      3.09%     15.86%     33.32%    (17.84)%
  Ratios/Supplemental Data
  Net assets, end of     $210,746   $369,400   $497,946   $707,330   $662,159
  period (in thousands)
                         --------------------------------------------------------
  Ratio of expenses to       1.05%      1.05%      1.05%      1.05%      1.05%
  average net assets
                         --------------------------------------------------------
  Ratio of net income        1.22%      1.10%      1.25%      0.83%      0.43%
  to average net assets
                         --------------------------------------------------------
  Portfolio turnover          9.7%      16.6%      18.1%      25.4%      41.7%
  rate
 -------------------------------------------------------------------------------------



 /a/
  The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager's recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain a free copy of a fund report or Statement of Additional Information, or for inquiries, contact your insurance company.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.
                                                    1940 Act File No.: 811-07145
                                                                          5/1/01

  STATEMENT OF ADDITIONAL INFORMATION

   The date of this Statement of Additional Information is May 1, 2001.


         T. ROWE PRICE INTERNATIONAL SERIES, INC. (the "Corporation")
              T. Rowe Price International Stock Portfolio (the "fund")
 -------------------------------------------------------------------------------

   Mailing Address: T. Rowe Price Investment Services, Inc. 100 East Pratt Street Baltimore, Maryland 21202 1-800-638-5660


   Shares of the fund are designed to be offered to insurance company separate accounts established for the purpose of funding variable annuity contracts. They may also be offered to insurance company separate accounts established for the purpose of funding variable life contracts. Variable annuity and variable life contract holders or participants are not the shareholders of the fund. Rather, the separate account of the insurance company is the shareholder. The variable annuity and variable life contracts are described in separate prospectuses issued by the insurance companies. The fund assumes no responsibility for any insurance company prospectuses or variable annuity or variable life contracts.

   This Statement of Additional Information is not a prospectus but should be read in conjunction with the appropriate fund prospectus dated May 1, 2001, which may be obtained from T. Rowe Price Investment Services, Inc. ("Investment Services").

   The fund's financial statements for the year ended December 31, 2000, and the report of independent accountants are included in the fund's Annual Report and incorporated by reference into this Statement of Additional Information.


                                                                  SAI-ISP 5/1/01

                              TABLE OF CONTENTS
                              -----------------
                             Page                                        Page
                             ----                                        ----
Capital Stock                  33       Investment Restrictions            20

-----------------------------------     ---------------------------------------
Code of Ethics                 27       Legal Counsel                      34

-----------------------------------     ---------------------------------------
Custodian                      26       Management of the Fund             22

-----------------------------------     ---------------------------------------
Distributor for the Fund       26       Net Asset Value Per Share          30

-----------------------------------     ---------------------------------------
Dividends and Distributions    30       Portfolio Management Practices      8

-----------------------------------     ---------------------------------------
Federal Registration of        34       Portfolio Transactions             27
Shares
-----------------------------------     ---------------------------------------
Independent Accountants        34       Pricing of Securities              30

-----------------------------------     ---------------------------------------
Investment Management          25       Principal Holders of Securities    24
Services
-----------------------------------     ---------------------------------------
Investment Objectives and       2       Risk Factors                        2
Policies
-----------------------------------     ---------------------------------------
Investment Performance         32       Tax Status                         31

-----------------------------------     ---------------------------------------
Investment Program              6

-----------------------------------     ---------------------------------------






 INVESTMENT OBJECTIVES AND POLICIES
 -------------------------------------------------------------------------------
   The following information supplements the discussion of the fund's investment objectives and policies discussed in the fund's prospectus.


   Shareholder approval is required to substantively change fund objectives. Unless otherwise specified, the investment programs and restrictions of the fund are not fundamental policies. The fund's operating policies are subject to change by its Board of Directors without shareholder approval. However, shareholders will be notified of a material change in an operating policy. The fund's fundamental policies may not be changed without the approval of at least a majority of the outstanding shares of the fund or, if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the shares are represented. References to the following are as indicated:


                  Investment Company Act of 1940 ("1940 Act")
                  Securities and Exchange Commission ("SEC")
                  T. Rowe Price Associates, Inc. ("T. Rowe Price") Moody's Investors Service, Inc. ("Moody's") Standard & Poor's Corporation ("S&P")
                  Internal Revenue Code of 1986 ("Code")

                  T. Rowe Price International, Inc. ("T. Rowe Price International")




 RISK FACTORS
 -------------------------------------------------------------------------------
   Reference is also made to the sections entitled "Types of Securities" and "Portfolio Management Practices" for discussions of the risks associated with the investments and practices described therein as they apply to the fund.


   The fund's investment manager, T. Rowe Price International, one of America's largest managers of no-load international mutual fund assets, regularly analyzes a broad range of international equity and fixed income markets in order to assess the degree or risk and level of return that can be expected from each market. Based upon its current assessment, T. Rowe Price International believes long-term growth of capital may be achieved by investing in marketable securities of non-United States companies which have the potential for growth of capital. Of course, there can be no assurance that T. Rowe Price International's forecasts of expected return will be reflected in the actual returns achieved by the funds.


   Risk Factors of Foreign Investing There are special risks in foreign investing. Certain of these risks are inherent in any international mutual fund while others relate more to the countries in which the fund will invest. Many of the risks are more pronounced for investments in developing or emerging market countries, such as many of the countries of Asia, Latin America, Eastern Europe, Russia, Africa, and the Middle East. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a per capita gross national product of less than $8,000.


  . Political and Economic Factors Individual foreign economies of some countries differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. The internal politics of some foreign countries are not as stable as in the United States. For example, in 1991, the existing government in Thailand was overthrown in a military coup. In 1994-1995, the Mexican peso plunged in value, setting off a severe crisis in the Mexican economy. Asia is still coming to terms with its own crisis and recessionary conditions sparked by widespread currency weakness in late 1997. In 1998, there was substantial turmoil in markets throughout the world. In 1999, the democratically elected government of Pakistan was overthrown by a military coup. The Russian government also defaulted on all its domestic debt. In addition, significant external political risks currently affect some foreign countries. Both Taiwan and China still claim sovereignty of one another and there is a demilitarized border and hostile relations between North and South Korea.


   Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.


  . Currency Fluctuations The fund invests in securities denominated in various currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the fund's assets denominated in that currency. Such changes will also affect the fund's income. Generally, when a given currency appreciates against the dollar (the dollar weakens), the value of the fund's securities denominated in that currency will rise. When a given currency depreciates against the dollar (the dollar strengthens), the value of the fund's securities denominated in that currency would be expected to decline.

  . Investment and Repatriation Restrictions Foreign investment in the securities markets of certain foreign countries is restricted or controlled in varying degrees. These restrictions limit at times and preclude investment in certain of such countries and increase the cost and expenses of the fund. Investments by foreign investors are subject to a variety of restrictions in many developing countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which the fund invests. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents. For example, capital invested in Chile normally cannot be repatriated for one year. In 1998, the government of Malaysia imposed currency controls which effectively made it impossible for foreign investors to convert Malaysian ringgits to foreign currencies.

  . Market Characteristics It is contemplated that most foreign securities will be purchased in over-the-counter markets or on securities exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Investments in certain markets may be made through American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") traded in the United States or on foreign exchanges. Foreign securities markets are generally not as developed or efficient as, and more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and the fund's portfolio securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Securities may trade at price/earnings multiples higher than comparable United States securities and such levels may not be sustainable. Commissions on foreign securities trades are generally higher than commissions on United States exchanges, and while there are an increasing number of overseas securities markets that have adopted a system of negotiated rates, a number are still subject to an established schedule of minimum commission rates. There is generally less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses to the fund.

  . Investment Funds The fund may invest in investment funds which have been authorized by the governments of certain countries specifically to permit foreign investment in securities of companies listed and traded on the stock exchanges in these respective countries. The fund's investment in these funds is subject to the provisions of the 1940 Act. If the fund invests in such investment funds, the fund's shareholders will bear not only their proportionate share of the expenses of the fund (including operating expenses and the fees of the investment manager), but also will bear indirectly similar expenses of the underlying investment funds. In addition, the securities of these investment funds may trade at a premium over their net asset value.

  . Information and Supervision There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign companies are also generally not subject to uniform accounting, auditing, and financial reporting standards, practices, and requirements comparable to those applicable to United States companies. It also is often more difficult to keep currently informed of corporate actions which affect the prices of portfolio securities.


  . Taxes The dividends and interest payable on certain of the fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the fund's shareholders.

  . Costs Investors should understand that the expense ratios of the fund can be expected to be higher than investment companies investing in domestic securities since the cost of maintaining the custody of foreign securities and the rate of advisory fees paid by the fund is higher.


  . Other With respect to certain foreign countries, especially developing and emerging ones, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the fund, political or social instability, or diplomatic developments which could affect investments by U.S. persons in those countries.


  . Small Companies Small companies may have less experienced management and fewer management resources than larger firms. A smaller company may have greater difficulty obtaining access to capital markets, and may pay more for the capital it obtains. In addition, smaller companies are more likely to be involved in fewer market segments, making them more vulnerable to any downturn in a given segment. Some of these factors may also apply, to a lesser extent, to medium size companies.

  . Eastern Europe and Russia Changes occurring in Eastern Europe and Russia today could have long-term potential consequences. As restrictions fall, this could result in rising standards of living, lower manufacturing costs, growing consumer spending, and substantial economic growth. However, investment in most countries of Eastern Europe and Russia is highly speculative at this time. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries. The collapse of the ruble from its crawling peg exchange rate against the U.S. dollar has set back the path of reform for several years. In many of the countries of Eastern Europe and Russia, there is no stock exchange or formal market for securities. Such countries may also have government exchange controls, currencies with no recognizable market value relative to the established currencies of western market economies, little or no experience in trading in securities, no financial reporting standards, a lack of a banking and securities infrastructure to handle such trading, and a legal tradition which does not recognize rights in private property. In addition, these countries may have national policies which restrict investments in companies deemed sensitive to the country's national interest. Further, the governments in such countries may require governmental or quasi-governmental authorities to act as custodian of the fund's assets invested in such countries, and these authorities may not qualify as a foreign custodian under the 1940 Act and exemptive relief from such Act may be required. All of these considerations are among the factors which cause significant risks and uncertainties to investment in Eastern Europe and Russia.

  . Latin America

   Inflation Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels.

   Political Instability The political history of certain Latin American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets.

   Foreign Currency Certain Latin American countries may experience sudden and large adjustments in their currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994 the value of the Mexican peso lost more than one-third of its value relative to the dollar. In 1999, the Brazilian real lost 30% of its value against the U.S. dollar. Certain Latin American countries may impose restrictions on the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for the fund to engage in foreign currency transactions designed to protect the value of the fund's interests in securities denominated in such currencies.

   Sovereign Debt A number of Latin American countries are among the largest debtors of developing countries. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

  . Japan


   Japan has experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena, and damage resulting therefrom, continue to exist. Japan also has one of the world's highest population densities. A significant percentage of the total population of Japan is concentrated in the metropolitan areas of Tokyo, Osaka, and Nagoya.


   Economy The Japanese economy languished for much of the last decade. Lack of effective governmental action in the areas of tax reform to reduce high tax rates, banking regulation to address enormous amounts of bad debt, and economic reforms to attempt to stimulate spending are among the factors cited as possible causes of Japan's economic problems. The yen has had a history of unpredictable and volatile movements against the dollar; a weakening yen hurts U.S. investors holding yen-denominated securities. Finally, the Japanese stock market has experienced wild swings in value and has often been considered significantly overvalued.

   Energy Japan has historically depended on oil for most of its energy requirements. Almost all of its oil is imported, the majority from the Middle East. In the past, oil prices have had a major impact on the domestic economy, but more recently Japan has worked to reduce its dependence on oil by encouraging energy conservation and use of alternative fuels. In addition, a restructuring of industry, with emphasis shifting from basic industries to processing and assembly type industries, has contributed to the reduction of oil consumption. However, there is no guarantee this favorable trend will continue.

   Foreign Trade Overseas trade is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Because of the concentration of Japanese exports in highly visible products such as automobiles, machine tools and semiconductors and the large trade surpluses ensuing therefrom, Japan has had difficult relations with its trading partners, particularly the U.S. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short term and long term.

  . Asia (ex-Japan)

   Political Instability The political history of some Asian countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they continue to occur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers and result in significant disruption in securities markets.

   Foreign Currency Certain Asian countries may have managed currencies which are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in 1997 the Thai baht lost 46.75% of its value against the U.S. dollar. Certain Asian countries also may restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for certain currencies and it would, as a result, be difficult for the fund to engage in foreign currency transactions designed to protect the value of the fund's interests in securities denominated in such currencies.

   Debt A number of Asian companies are highly dependent on foreign loans for their operation. In 1997, several Asian countries were forced to negotiate loans from the International Monetary Fund ("IMF") and others that impose strict repayment term schedules and require significant economic and financial restructuring.



 INVESTMENT PROGRAM
 -------------------------------------------------------------------------------

                               Types of Securities

   Set forth below is additional information about certain of the investments described in the fund's prospectus.


                               Hybrid Instruments


   Hybrid instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depository instrument (hereinafter "hybrid instruments"). Generally, a hybrid instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles, or commodities (collectively "underlying assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "benchmarks"). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

   Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful, and the fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instruments.

   The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures, and currencies. Thus, an investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the benchmarks or the prices of underlying assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the hybrid instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the underlying assets, and interest rate movements. In recent years, various benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

   Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

   Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

   Hybrid instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty or issuer of the hybrid instrument would be an additional risk factor which the fund would have to consider and monitor. Hybrid instruments also may not be subject to regulation of the Commodities Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.



                        Illiquid or Restricted Securities

   Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the "1933 Act"). Where registration is required, the fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the fund's Board of Directors. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the fund should be in a position where more than 15% of the value of its net assets is invested in illiquid assets, including restricted securities, the fund will take appropriate steps to protect liquidity.


   Notwithstanding the above, the fund may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. T. Rowe Price International, under the supervision of the fund's Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the fund's restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, T. Rowe Price International will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, T. Rowe Price International could consider the following: (1) frequency of trades and quotes; (2) number of dealers and potential purchases; (3) dealer undertakings to make a market; and (4) the nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions it is determined that a Rule 144A security is no longer liquid, the fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.



                                    Warrants

   The fund may acquire warrants. Warrants can be highly volatile and have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

   There are, of course, other types of securities that are, or may become available, which are similar to the foregoing and the fund may invest in these securities.



 PORTFOLIO MANAGEMENT PRACTICES
 -------------------------------------------------------------------------------

                         Lending of Portfolio Securities


   Securities loans are made to broker-dealers, institutional investors, or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent, marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit, or such other collateral as may be permitted under its investment program. While the securities are being lent, the fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The fund has a right to call each loan and obtain the securities, within such period of time which coincides with the normal settlement period for purchases and sales of such securities in the respective markets. The fund will not have the right to vote on securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by T. Rowe Price International to be of good standing and will not be made unless, in the judgment of T. Rowe Price International, the consideration to be earned from such loans would justify the risk.

                         Interfund Borrowing and Lending


   The fund is a party to an exemptive order received from the SEC on December 8, 1998, amended on November 23, 1999, that permits it to borrow money from and/or lend money to other funds in the T. Rowe Price complex ("Price Funds"). All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The program is subject to the oversight and periodic review of the Boards of Directors of the Price Funds.



                              Repurchase Agreements

   The fund may enter into a repurchase agreement through which an investor (such as the fund) purchases a security (known as the "underlying security") from a well-established securities dealer or a bank that is a member of the Federal Reserve System. Any such dealer or bank will be on T. Rowe Price's approved list and have a credit rating with respect to its short-term debt of at least A1 by S&P, P1 by Moody's, or the equivalent rating by T. Rowe Price. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements which do not provide for payment within seven days will be treated as illiquid securities. The fund will only enter into repurchase agreements where (1) the underlying securities are of the type (excluding maturity limitations) which the fund's investment guidelines would allow it to purchase directly, (2) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (3) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.


                              Money Market Reserves


   It is expected that the fund will invest its cash reserves primarily in one or more money market funds established for the exclusive use of the T. Rowe Price family of mutual funds and other clients of T. Rowe Price. Currently, two such money market funds are in operation-T. Rowe Price Reserve Investment Fund ("RIF") and T. Rowe Price Government Reserve Investment Fund ("GRF"), each a series of the T. Rowe Price Reserve Investment Funds, Inc. Additional series may be created in the future. These funds were created and operate under an Exemptive Order issued by the SEC (Investment Company Act Release No. IC-22770, July 29, 1997).


   Both funds must comply with the requirements of Rule 2a-7 under the 1940 Act governing money market funds. The RIF invests at least 95% of its total assets in prime money market instruments receiving the highest credit rating. The GRF invests primarily in a portfolio of U.S. government-backed securities, primarily U.S. Treasuries, and repurchase agreements thereon.

   The RIF and GRF provide a very efficient means of managing the cash reserves of the fund. While neither RIF or GRF pay an advisory fee to the Investment Manager, they will incur other expenses. However, the RIF and GRF are expected by T. Rowe Price to operate at very low expense ratios. The fund will only invest in RIF or GRF to the extent it is consistent with its objective and program.


   Neither fund is insured or guaranteed by the FDIC or any other government agency. Although the funds seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in them.



                                     Options

   Options are a type of potentially high-risk derivative.


                          Writing Covered Call Options


   The fund may write (sell) American or European style "covered" call options and purchase options to close out options previously written by the fund. In writing covered call options, the fund expects to generate additional premium income which should serve to enhance the fund's total return and reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities or currencies which, in T. Rowe Price International's opinion, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the fund.


   A call option gives the holder (buyer) the "right to purchase," and the writer (seller) has the "obligation to sell," a security or currency at a specified price (the exercise price) at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security or currency or other assets in accordance with the rules of a clearing corporation.

   The fund generally will write only covered call options. This means that the fund will either own the security or currency subject to the option or an option to purchase the same underlying security or currency, having an exercise price equal to or less than the exercise price of the "covered" option. From time to time, the fund will write a call option that is not covered as indicated above but where the fund will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover as permitted by the SEC having a value equal to the fluctuating market value of the optioned securities or currencies. While such an option would be "covered" with sufficient collateral to satisfy SEC prohibitions on issuing senior securities, this type of strategy would expose the fund to the risks of writing uncovered options.

   Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the fund's investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the fund generally will not do), but capable of enhancing the fund's total return. When writing a covered call option, a fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the fund has no control over when it may be required to sell the underlying securities or currencies, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which the fund has written expires, the fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the fund will realize a gain or loss from the sale of the underlying security or currency. The fund does not consider a security or currency covered by a call to be "pledged" as that term is used in the fund's policy which limits the pledging or mortgaging of its assets. If the fund writes an uncovered option as described above, it will bear the risk of having to purchase the security subject to the option at a price higher than the exercise price of the option. As the price of a security could appreciate substantially, the fund's loss could be significant.


   The premium received is the market value of an option. The premium the fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, T. Rowe Price International, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the fund for writing covered call options will be recorded as a liability of the fund in the portfolio of investments. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the mean of the latest bid and asked prices. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.


   Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. If the fund desires to sell a particular security or currency from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the fund will be able to effect such closing transactions at favorable prices. If the fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold. When the fund writes a covered call option, it runs the risk of not being able to participate in the appreciation of the underlying securities or currencies above the exercise price, as well as the risk of being required to hold on to securities or currencies that are depreciating in value. This could result in higher transaction costs. The fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

   Call options written by the fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the fund may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs may be incurred.

   The fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the fund.


   The fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities or currencies covering written call or put options exceeds 25% of the market value of the fund's total assets. In calculating the 25% limit, the fund will offset the value of securities underlying purchased calls and puts on identical securities or currencies with identical maturity dates.



                           Writing Covered Put Options

   The fund may write American or European style covered put options and purchase options to close out options previously written by the fund. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security or currency at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to make payment to the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

   The fund would write put options only on a covered basis, which means that the fund would maintain in a segregated account cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover as determined by the SEC, in an amount not less than the exercise price or the fund will own an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.)

   The fund would generally write covered put options in circumstances where T. Rowe Price International wishes to purchase the underlying security or currency for the fund's portfolio at a price lower than the current market price of the security or currency. In such event the fund would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received. Such a decline could be substantial and result in a significant loss to the fund. In addition, the fund, because it does not own the specific securities or currencies which it may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.


   The fund will not write a covered put option if, as a result, the aggregate market value of all portfolio securities or currencies covering put or call options exceeds 25% of the market value of the fund's total assets. In calculating the 25% limit, the fund will offset the value of securities underlying purchased puts and calls on identical securities or currencies with identical maturity dates.


                             Purchasing Put Options

   The fund may purchase American or European style put options. As the holder of a put option, the fund has the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. An example of such use of put options is provided next.

   The fund may purchase a put option on an underlying security or currency (a "protective put") owned by the fund as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where T. Rowe Price deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

   The fund may also purchase put options at a time when the fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.


   The fund will not commit more than 5% of its assets to premiums when purchasing put and call options. The premium paid by the fund when purchasing a put option will be recorded as an asset of the fund in the portfolio of investments. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the fund is computed (close of New York Stock Exchange), or, in the absence of such sale, the mean of the latest bid and asked price. This asset will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.



                             Purchasing Call Options


   The fund may purchase American or European style call options. As the holder of a call option, the fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. The fund may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided next.


   Call options may be purchased by the fund for the purpose of acquiring the underlying securities or currencies for its portfolio. Utilized in this fashion, the purchase of call options enables the fund to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to the fund in purchasing a large block of securities or currencies that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

   The fund will not commit more than 5% of its assets to premiums when purchasing call and put options. The fund may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses.


                        Dealer (Over-the-Counter) Options

   The fund may engage in transactions involving dealer options. Certain risks are specific to dealer options. While the fund would look to a clearing corporation to exercise exchange-traded options, if the fund were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the fund as well as loss of the expected benefit of the transaction.

   Exchange-traded options generally have a continuous liquid market while dealer options have none. Consequently, the fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the fund originally wrote the option. While the fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the fund, there can be no assurance that the fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Until the fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) or currencies used as cover until the option expires or is exercised. In the event of insolvency of the contra party, the fund may be unable to liquidate a dealer option. With respect to options written by the fund, the inability to enter into a closing transaction may result in material losses to the fund. For example, since the fund must maintain a secured position with respect to any call option on a security it writes, the fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair a fund's ability to sell portfolio securities or currencies at a time when such sale might be advantageous.

   The Staff of the SEC has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. The fund may treat the cover used for written Over-the-Counter ("OTC") options as liquid if the dealer agrees that the fund may repurchase the OTC option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option.

                                Futures Contracts

   Futures contracts are a type of potentially high-risk derivative.

   Transactions in Futures

   The fund may enter into futures contracts including stock index, interest rate, and currency futures ("futures" or "futures contracts").


   Stock index futures contracts may be used to provide a hedge for a portion of the fund's portfolio, as a cash management tool, or as an efficient way for
   T. Rowe Price International to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. The fund may purchase or sell futures contracts with respect to any stock index. Nevertheless, to hedge the fund's portfolio successfully, the fund must sell futures contacts with respect to indices or subindices whose movements will have a significant correlation with movements in the prices of the fund's portfolio securities.


   Interest rate or currency futures contracts may be used as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the fund. In this regard, the fund could sell interest rate or currency futures as an offset against the effect of expected increases in interest rates or currency exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates.

   The fund will enter into futures contracts which are traded on national or foreign futures exchanges, and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the CFTC. Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the fund's objectives in these areas.

   Regulatory Limitations
   If the fund purchases or sells futures contracts or related options which do not qualify as bona fide hedging under applicable CFTC rules, the aggregate initial margin deposits and premium required to establish those positions cannot exceed 5% of the liquidation value of the fund after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. For purposes of this policy, options on futures contracts and foreign currency options traded on a commodities exchange will be considered "related options." This policy may be modified by the Board of Directors without a shareholder vote and does not limit the percentage of the fund's assets at risk to 5%.

   In instances involving the purchase of futures contracts or the writing of call or put options thereon by the fund, an amount of cash, liquid assets, or other suitable cover as permitted by the SEC, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be identified by the fund to cover the position, or alternative cover (such as owning an offsetting position) will be employed. Assets used as cover or held in an identified account cannot be sold while the position in the corresponding option or future is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a fund's assets to cover or identified accounts could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

   If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the fund would comply with such new restrictions.

   Trading in Futures Contracts
   A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time, and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

   Unlike when the fund purchases or sells a security, no price would be paid or received by the fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the fund's open positions in futures contracts, the fund would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, or liquid assets known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

   If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the fund.

   These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

   Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical securities and the same delivery date. If the offsetting purchase price is less than the original sale price, the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the fund realizes a gain; if it is less, the fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the fund is not able to enter into an offsetting transaction, the fund will continue to be required to maintain the margin deposits on the futures contract.

   Settlement of a stock index futures contract may or may not be in the underlying security. If not in the underlying security, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset (as adjusted by a multiplier) at the time the stock index futures contract expires.


               Special Risks of Transactions in Futures Contracts

  . Volatility and Leverage The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

   Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

   Margin deposits required on futures trading are low. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

  . Liquidity The fund may elect to close some or all of its futures positions at any time prior to their expiration. The fund would do so to reduce exposure represented by long futures positions or short futures positions. The fund may close its positions by taking opposite positions which would operate to terminate the fund's position in the futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid by or released to the fund, and the fund would realize a loss or a gain.

   Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although the fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge the underlying instruments, the fund would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described next, there is no guarantee that the price of the underlying instruments will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.


  . Hedging Risk A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market or interest rate trends. There are several risks in connection with the use by the fund of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. T. Rowe Price International will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the fund's underlying instruments sought to be hedged.

   Successful use of futures contracts by the fund for hedging purposes is also subject to T. Rowe Price International's ability to correctly predict movements in the direction of the market. It is possible that, when the fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in the fund's portfolio might decline. If this were to occur, the fund would lose money on the futures and also would experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, T. Rowe Price International believes that over time the value of the fund's portfolio will tend to move in the same direction as the market indices used to hedge the portfolio. It is also possible that, if the fund were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, the fund would lose part or all of the benefit of increased value of those underlying instruments that it has hedged, because it would have offsetting losses in its futures positions. In addition, in such situations, if the fund had insufficient cash, it might have to sell underlying instruments to meet daily variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The fund might have to sell underlying instruments at a time when it would be disadvantageous to do so.

   In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions, which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets and, as a result, the futures market might attract more speculators than the securities markets. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by T. Rowe Price International might not result in a successful hedging transaction over a very short time period.



                          Options on Futures Contracts

   The fund may purchase and sell options on the same types of futures in which it may invest.

   Options (another type of potentially high-risk derivative) on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

   As an alternative to writing or purchasing call and put options on stock index futures, the fund may write or purchase call and put options on financial indices. Such options would be used in a manner similar to the use of options on futures contracts. From time to time, a single order to purchase or sell futures contracts (or options thereon) may be made on behalf of the fund and other T. Rowe Price funds. Such aggregated orders would be allocated among the funds and the other T. Rowe Price funds in a fair and nondiscriminatory manner.


          Special Risks of Transactions in Options on Futures Contracts

   The risks described under "Special Risks in Transactions on Futures Contracts" are substantially the same as the risks of using options on futures. If the fund were to write an option on a futures contract, it would be required to deposit and maintain initial and variation margin in the same manner as a regular futures contract. In addition, where the fund seeks to close out an option position by writing or buying an offsetting option covering the same index, underlying instrument or contract and having the same exercise price and expiration date, its ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options; (2) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (3) trading halts, suspensions, or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

                    Additional Futures and Options Contracts

   Although the fund has no current intention of engaging in futures or options transactions other than those described above, it reserves the right to do so. Such futures and options trading might involve risks which differ from those involved in the futures and options described above.


                           Foreign Futures and Options


   Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery, and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, when the fund trades foreign futures or foreign options contracts, it may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from the fund for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time the fund's order is placed and the time it is liquidated, offset or exercised.



                          Foreign Currency Transactions

   A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

   The fund may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio. The fund's use of such contracts would include, but not be limited to, the following:

   First, when the fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.


   Second, when T. Rowe Price International believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the fund's portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the fund. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for relative currency values will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, T. Rowe Price International believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interest of the fund will be served.


   The fund may enter into forward contacts for any other purpose consistent with the fund's investment objective and program. However, the fund will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the fund's holdings of liquid, high-grade debt securities, currency available for cover of the forward contract(s), or other suitable cover as permitted by the SEC. In determining the amount to be delivered under a contract, the fund may net offsetting positions.

   At the maturity of a forward contract, the fund may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by "rolling" that contract forward) or may initiate a new forward contract.

   If the fund retains the portfolio security and engages in an offsetting transaction, the fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the fund will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.


   The fund's dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the fund reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the fund is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by T. Rowe Price International. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.


   Although the fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and there are costs associated with currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.


    Federal Tax Treatment of Options, Futures Contracts, and Forward Foreign
                               Exchange Contracts

   The fund may enter into certain options, futures, and forward foreign exchange contracts, including options and futures on currencies, which will be treated as Section 1256 contracts or straddles.

   Transactions that are considered Section 1256 contracts will be considered to have been closed at the end of the fund's fiscal year and any gains or losses will be recognized for tax purposes at that time. Such gains or losses from the normal closing or settlement of such transactions will be characterized as 60% long-term capital gain (taxable at a maximum rate of 20%) or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument (ordinary income or loss for foreign exchange contracts). The fund will be required to distribute net gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distributions.

   Options, futures, and forward foreign exchange contracts, including options and futures on currencies which offset a foreign dollar-denominated bond or currency position, may be considered straddles for tax purposes, in which case a loss on any position in a straddle will be subject to deferral to the extent of unrealized gain in an offsetting position. The holding period of the securities or currencies comprising the straddle will be deemed not to begin until the straddle is terminated. The holding period of the security offsetting an "in-the-money qualified covered call" option on an equity security will not include the period of time the option is outstanding.


   Losses on written covered calls and purchased puts on securities, excluding certain "qualified covered call" options on equity securities, may be long-term capital losses, if the security covering the option was held for more than 12 months prior to the writing of the option.


   In order for the fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. Tax regulations could be issued limiting the extent that net gain realized from options, futures, or foreign forward exchange contracts on currencies is qualifying income for purposes of the 90% requirement.

   As a result of the "Taxpayer Relief Act of 1997," entering into certain options, futures contracts, or foreign forward contracts may result in the "constructive sale" of offsetting stocks or debt securities of the fund.




 INVESTMENT RESTRICTIONS
 -------------------------------------------------------------------------------
   Fundamental policies may not be changed without the approval of the lesser of
   (1) 67% of the fund's shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of a fund's outstanding shares. Other restrictions in the form of operating policies are subject to change by the fund's Board of Directors without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the fund. Calculation of the fund's total assets for compliance with any of the following fundamental or operating policies or any other investment restrictions set forth in the fund's prospectus or Statement of Additional Information will not include cash collateral held in connection with securities lending activities.


                              Fundamental Policies

   As a matter of fundamental policy, the fund may not:

   (1) Borrowing Borrow money except that the fund may (i) borrow for non-leveraging, temporary, or emergency purposes; and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the fund's investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33/1//\\/3/\\% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The fund may borrow from banks, other Price Funds, or other persons to the extent permitted by applicable law;

   (2) Commodities Purchase or sell physical commodities; except that it may enter into futures contracts and options thereon;


   (3) Industry Concentration Purchase the securities of any issuer if, as a result, more than 25% of the value of the fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry;


   (4) Loans Make loans, although the fund may (i) lend portfolio securities and participate in an interfund lending program with other Price Funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33/1//\\/3/\\% of the value of the fund's total assets; (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly distributed or privately placed debt securities and purchase debt;

   (5) Percent Limit on Assets Invested in Any One Issuer Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 5% of the value of the fund's total assets would be invested in the securities of a single issuer, except securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities;


   (6) Percent Limit on Share Ownership of Any One Issuer Purchase a security if, as a result, with respect to 75% of the value of a fund's total assets, more than 10% of the outstanding voting securities of any issuer would be held by the fund (other than obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities);


   (7) Real Estate Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

   (8) Senior Securities Issue senior securities except in compliance with the 1940 Act; or

   (9) Underwriting Underwrite securities issued by other persons, except to the extent that the fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.


                                      NOTES

       The following Notes should be read in connection with the above-described fundamental policies. The Notes are not fundamental policies.

       With respect to investment restriction (2), the fund does not consider currency contracts or hybrid investments to be commodities.

       For purposes of investment restriction (3), U.S., state, or local governments, or related agencies or instrumentalities, are not considered an industry. Industries are determined by reference to the classifications of industries set forth in the fund's semiannual and annual reports. It is the position of the Staff of the SEC that foreign governments are industries for purposes of this restriction.

       For purposes of investment restriction (4), the fund will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.


                               Operating Policies

   As a matter of operating policy, the fund may not:

   (1) Borrowing Purchase additional securities when money borrowed exceeds 5% of its total assets;

       The fund will limit borrowing for any variable annuity separate account to (a) 10% of net asset value when borrowing for any general purpose, and
       (b) 25% of net asset value when borrowing as a temporary measure to facilitate redemptions.

       Net asset value of a portfolio is the market value of all investments or assets owned less outstanding liabilities of the portfolio at the time that any new or additional borrowing is undertaken.

   (2) Control of Portfolio Companies Invest in companies for the purpose of exercising management or control;

   (3) Futures Contracts Purchase a futures contract or an option thereon, if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the fund's net asset value;

   (4) Illiquid Securities Purchase illiquid securities if, as a result, more than 15% of its net assets would be invested in such securities;


   (5) Investment Companies Purchase securities of open-end or closed-end investment companies except (i) in compliance with the 1940 Act; or (ii) securities of the T. Rowe Price Reserve Investment or T. Rowe Price Government Reserve Investment Funds;


   (6) Margin Purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and
       (ii) it may make margin deposits in connection with futures contracts or other permissible investments;

   (7) Mortgaging Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the fund as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging, or hypothecating may not exceed 33/1//\\/3/\\% of the fund's total assets at the time of borrowing or investment;

   (8) Oil and Gas Programs Purchase participations or other direct interests in, or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of the value of the total assets of the fund would be invested in such programs;

   (9) Options, etc. Invest in puts, calls, straddles, spreads, or any combination thereof, except to the extent permitted by the prospectus and Statement of Additional Information;

   (10) Short Sales Effect short sales of securities; or

   (11) Warrants Invest in warrants if, as a result thereof, more than 10% of the value of the net assets of the fund would be invested in warrants.

   In addition to the restrictions described above, some foreign countries limit, or prohibit, all direct foreign investment in the securities of their companies. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. For tax purposes, these funds may be known as Passive Foreign Investment Companies. Each fund is subject to certain percentage limitations under the 1940 Act and certain states relating to the purchase of securities of investment companies, and may be subject to the limitation that no more than 10% of the value of the fund's total assets may be invested in such securities.

   Notwithstanding anything in the above fundamental and operating restrictions to the contrary, the fund may invest all of its assets in a single investment company or a series thereof in connection with a "master-feeder" arrangement. Such an investment would be made where the fund (a "Feeder"), and one or more other funds with the same investment objective and program as the fund, sought to accomplish its investment objective and program by investing all of its assets in the shares of another investment company (the "Master"). The Master would, in turn, have the same investment objective and program as the fund. The fund would invest in this manner in an effort to achieve the economies of scale associated with having a Master fund make investments in portfolio companies on behalf of a number of Feeder funds.



 MANAGEMENT OF THE FUND
 -------------------------------------------------------------------------------
   The officers and directors of the fund are listed below. Unless otherwise noted, the address of each is 100 East Pratt Street, Baltimore, Maryland 21202. Except as indicated, each has been an employee of T. Rowe Price for more than five years. In the list below, the fund's directors who are considered "interested persons" of T. Rowe Price as defined under Section 2(a)(19) of the 1940 Act are noted with an asterisk (*). These directors are referred to as inside directors by virtue of their officership, directorship, and/or employment with T. Rowe Price.

                           Independent Directors/(a)/


   ANTHONY W. DEERING, 1/28/45, Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers, Columbia, Maryland; Address: 10275 Little Patuxent Parkway, Columbia, Maryland 21044

   DONALD W. DICK, JR., 1/27/43, Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm; formerly (5/89-6/95) Principal, Overseas Partners, Inc., a financial investment firm; formerly (6/65-3/89) Director and Vice President, Consumer Products Division, McCormick & Company, Inc., international food processors; Director, Waverly, Inc., Baltimore, Maryland; Address: EuroCapital Advisors, LLC, Southern Isle-14, 3001 SE Island Point Lane, Stuart, Florida 34996


   PAUL M. WYTHES, 6/23/33, Founding Partner of Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high technology companies throughout the United States; Director, Teltone Corporation and InterVentional Technologies Inc.; Address: 755 Page Mill Road, Suite A200, Palo Alto, California 94304-1005

  (a) Unless otherwise indicated, the Independent Directors have been at their respective companies for at least five years.


                            Inside Directors/Officers


  * M. DAVID TESTA, 4/22/44, Director and Vice President-Director, Chief Investment Officer, and Managing Director, T. Rowe Price; Chief Investment Officer, Vice Chairman of the Board, Director, and Managing Director, T. Rowe Price Group, Inc.; Vice President and Director, T. Rowe Price Trust Company; Director, T. Rowe Price International; Chartered Financial Analyst



  * MARTIN G. WADE, 2/16/43, Chairman of the Board-Chairman, T. Rowe Price International; Managing Director, T. Rowe Price; Director and Managing Director, T. Rowe Price Group, Inc.; Address: T. Rowe Price International, Inc., 60 Queen Victoria Street, London EC4N 4TZ, England

   JOHN R. FORD, 11/25/57, President-Managing Director, T. Rowe Price and T. Rowe Price Group, Inc., Director, T. Rowe Price International; Chartered Financial Analyst; Address: 60 Queen Victoria Street, London EC4N 4TZ, England

   MARK C.J. BICKFORD-SMITH, 4/30/62, Vice President-Vice President, T. Rowe Price International; formerly a Director and Portfolio Manager of Jardine Fleming Investment Management; Address: 60 Queen Victoria Street, London EC4N 4TZ, England

   HENRY H. HOPKINS, 12/23/42, Vice President-Managing Director, T. Rowe Price; Director and Managing Director, T. Rowe Price Group, Inc.; Vice President and Director, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price International and T. Rowe Price Retirement Plan Services, Inc.

   GEORGE A. MURNAGHAN, 5/1/56, Vice President-Managing Director, T. Rowe Price and T. Rowe Price Group, Inc.; Vice President, T. Rowe Price Trust Company and T. Rowe Price Investment Services, Inc.

   JAMES S. RIEPE, 6/25/43, Vice President-Director and Managing Director, T. Rowe Price; Vice Chairman of the Board, Director, and Managing Director, T. Rowe Price Price Group, Inc.; Chairman of the Board, T. Rowe Price Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, President, and Trust Officer, T. Rowe Price Trust Company; and Director, T. Rowe Price International

   JAMES B.M. SEDDON, 6/17/64, Vice President-Vice President, T. Rowe Price International; Address: 60 Queen Victoria Street, London EC4N 4TZ, England

   DAVID J.L. WARREN, 4/14/57, Vice President-Chief Executive Officer, President, and Director, T. Rowe Price International; Managing Director, T. Rowe Price and T. Rowe Price Group, Inc.; Address: 60 Queen Victoria Street, London EC4N 4TZ, England

   WILLIAM F. WENDLER II, 3/14/62, Vice President-Vice President, T. Rowe Price,
   T. Rowe Price International, and T. Rowe Price Investment Services, Inc.

   EDWARD A. WIESE, 4/12/59, Vice President-Vice President, T. Rowe Price and T. Rowe Price Trust Company; Chartered Financial Analyst

   PATRICIA B. LIPPERT, 1/12/53, Secretary-Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.

   JOSEPH A. CARRIER, 12/30/60, Treasurer-Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.

   DAVID S. MIDDLETON, 1/18/56, Controller-Vice President, T. Rowe Price and T. Rowe Price Trust Company


   ANN B. CRANMER, 3/23/47, Assistant Vice President-Vice President, T. Rowe Price International; Address: 60 Queen Victoria Street, London EC4N 4TZ, England

   ROGER L. FIERY III, 2/10/59, Assistant Vice President-Vice President, T. Rowe Price International and T. Rowe Price



                               Compensation Table


   The fund does not pay pension or retirement benefits to its independent officers or directors. Also, any director of the fund who is an officer or employee of T. Rowe Price or T. Rowe Price International does not receive any remuneration from the fund.



Name of Person,                         Aggregate Compensation from                   Total Compensation from Fund and
Position                                Fund(a)                                       Fund Complex Paid to Directors(b)
--------------------------------------  --------------------------------------------  ---------------------------------
-------------------------------------------------------------------------------------------------------------------------
Anthony W. Deering, Director                                             $1,890                              $80,000
Donald W. Dick, Jr., Director                                             1,890                               80,000
Paul M. Wythes, Director                                                  1,937                               82,000
-------------------------------------------------------------------------------------------------------------------------





 (a) Amounts in this column are based on accrued compensation for fiscal year 2000.

 (b) Amounts in this column are based on compensation received for the calendar year 2000. The T. Rowe Price complex included 95 funds as of December 31, 2000.

   The fund's Executive Committee, consisting of the fund's interested directors, has been authorized by its respective Board of Directors to exercise all powers of the Board to manage the fund in the intervals between meetings of the Board, except the powers prohibited by statute from being delegated.




 PRINCIPAL HOLDERS OF SECURITIES
 -------------------------------------------------------------------------------

   As of March 30, 2001, the officers and directors of the fund, as a group, owned less than 1% of the outstanding shares of the fund.

   As of March 30, 2001, the following shareholders of record owned more than 5% of the outstanding shares of the fund:

   CUNA Mutual Life Insurance Company, Century Variable Annuity Account, c/o Fund Accounting, 2000 Heritage Way, Waverly, IA 50677-9208; SMA Life, 440 Lincoln Street S310, Worcester, MA 01653-0002; United of Omaha-Series V, Product Accounting & Reporting, 5th Floor, Mutual of Omaha Plaza, Omaha, NE 68175-0001; PRUCO Life, Flexible Premium, Variable Annuity Account, Attn.:
   Kathy McClunn/SEP ACCTS/ 34OW, 213 Washington St.-7th Floor, Newark, NJ 07102-2917.

 INVESTMENT MANAGEMENT SERVICES
 -------------------------------------------------------------------------------
   Services

   Under the Management Agreement, T. Rowe Price International provides the fund with discretionary investment services. Specifically, T. Rowe Price International is responsible for supervising and directing the investments of the fund in accordance with the fund's investment objectives, program, and restrictions as provided in its prospectus and this Statement of Additional Information. T. Rowe Price International is also responsible for effecting all security transactions on behalf of the fund, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. In addition to these services, T. Rowe Price International provides the fund with certain corporate administrative services, including: maintaining the fund's corporate existence and corporate records; registering and qualifying fund shares under federal laws; monitoring the financial, accounting, and administrative functions of the fund; maintaining liaison with the agents employed by the fund such as the fund's custodian and transfer agent; assisting the fund in the coordination of such agents' activities; and permitting T. Rowe Price International's employees to serve as officers, directors, and committee members of the fund without cost to the fund.

   The Management Agreement also provides that T. Rowe Price International, its directors, officers, employees, and certain other persons performing specific functions for the fund will only be liable to the fund for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

   Under the Management Agreement, T. Rowe Price International is permitted to utilize the services or facilities of others to provide it or the funds with statistical and other factual information, advice regarding economic factors and trends, advice as to occasional transactions in specific securities, and such other information, advice or assistance as T. Rowe Price International may deem necessary, appropriate, or convenient for the discharge of its obligations under the Management Agreement or otherwise helpful to the funds.

   Under these agreements, T. Rowe Price International paid the following amounts for the years indicated:



     2000            1999             1998
     ----            ----             ----
  $5,468,000      $1,733,000       $1,380,000





   Management Fee
   The fund pays T. Rowe Price International an annual all-inclusive fee (the "Fee") of 1.05%. The Fee is paid monthly to the T. Rowe Price International on the first business day of the next succeeding calendar month and is the sum of the daily Fee accruals for each month. The daily Fee accrual for any particular day is calculated by multiplying the fraction of one (1) over the number of calendar days in the year by the appropriate Fee rate and multiplying this product by the net assets of the fund for that day as determined in accordance with the fund's prospectus as of the close of business from the previous business day on which the fund was open for business.

   The Management Agreement between the fund and T. Rowe Price International provides that T. Rowe Price International will pay all expenses of the fund's operations, except interest, taxes, brokerage commissions, and other charges incident to the purchase, sale, or lending of the fund's portfolio securities, directors' fee and expenses (including counsel fees and expenses), and such nonrecurring or extraordinary expenses that may arise, including the costs of actions, suits, or proceedings to which the fund is a party and the expenses the fund may incur as a result of its obligation to provide indemnification to its officers, directors, and agents. However, the Board of Directors of the fund reserves the right to impose additional fees against shareholder accounts to defray expenses which would otherwise be paid by T. Rowe Price International under the Management Agreement. The Board does not anticipate levying such charges; such a fee, if charged, may be retained by the fund or paid to T. Rowe Price International. Under the Management Agreement, the fund paid T. Rowe Price International the following amounts for the years indicated:

     2000            1999             1998
     ----            ----             ----
  $7,523,000      $5,724,000       $4,709,000





   From time to time, T. Rowe Price International may pay eligible insurance companies for services they provide to the fund for contract holders.

   In 2000, the fund's investment manager made payments of $1,163,093 to various insurance companies for these services.


   Control of Investment Advisor
   T. Rowe Price Group, Inc., ("Group") owns 100% of the stock of T. Rowe Price Associates, Inc., which in turn owns 100% of T. Rowe Price International, Inc. Group was formed in 2000 as a holding company for the T. Rowe Price affiliated companies.




 DISTRIBUTOR FOR THE FUND
 -------------------------------------------------------------------------------
   Investment Services, a Maryland corporation formed in 1980 as a wholly owned subsidiary of T. Rowe Price, serves as the fund's distributor. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The offering of the fund's shares is continuous.

   Investment Services is located at the same address as the fund and T. Rowe Price-100 East Pratt Street, Baltimore, Maryland 21202.

   Investment Services serves as distributor to the fund pursuant to an Underwriting Agreement ("Underwriting Agreement"), which provides that the fund will pay all fees and expenses in connection with: necessary state filings; preparing, setting in type, printing, and mailing its prospectuses and reports to shareholders; and issuing its shares, including expenses of confirming purchase orders.

   The Underwriting Agreement provides that Investment Services will pay all fees and expenses in connection with: printing and distributing prospectuses and reports for use in offering and selling fund shares; preparing, setting in type, printing, and mailing all sales literature and advertising; Investment Services' federal and state registrations as a broker-dealer; and offering and selling shares, except for those fees and expenses specifically assumed by the fund. Investment Services' expenses are paid by T. Rowe Price.

   Investment Services acts as the agent of the fund in connection with the sale of its shares in the various states in which Investment Services is qualified as a broker-dealer. Under the Underwriting Agreement, Investment Services accepts orders for fund shares at net asset value. No sales charges are paid by investors or the fund.



 CUSTODIAN
 -------------------------------------------------------------------------------
   State Street Bank and Trust Company is the custodian for the fund's U.S. securities and cash, but it does not participate in the fund's investment decisions. Portfolio securities purchased in the U.S. are maintained in the custody of the Bank and may be entered into the Federal Reserve Book Entry System, or the security depository system of the Depository Trust Corporation. State Street Bank's main office is at 225 Franklin Street, Boston, Massachusetts 02110.

   The fund has entered into a Custodian Agreement with The Chase Manhattan Bank, London, pursuant to which portfolio securities which are purchased outside the United States are maintained in the custody of various foreign branches of The Chase Manhattan Bank and such other custodians, including foreign banks and foreign securities depositories as are approved in accordance with regulations under the 1940 Act. The address for The Chase Manhattan Bank, London is Woolgate House, Coleman Street, London, EC2P 2HD, England.

 CODE OF ETHICS
 -------------------------------------------------------------------------------

   The fund, its investment adviser (T. Rowe Price International), and its principal underwriter (T. Rowe Price Investment Services) have a written Code of Ethics which requires persons with access to investment information ("Access Persons") to obtain prior clearance before engaging in personal securities transactions. Transactions must be executed within three business days of their clearance. In addition, all employees must report their personal securities transactions within 10 days after the end of the calendar quarter. Access Persons will not be permitted to effect transactions in a security if there are pending client orders in the security; the security has been purchased or sold by a client within seven calendar days; the security is being considered for purchase for a client; or the security is subject to internal trading restrictions. In addition, Access Persons are prohibited from profiting from short-term trading (e.g., purchases and sales involving the same security within 60 days). Any person becoming an Access Person must file a statement of personal securities holdings within 10 days of this date. All Access Persons are required to file an annual statement with respect to their personal securities holdings. Any material violation of the Code of Ethics is reported to the Board of the fund. The Board also reviews the administration of the Code of Ethics on an annual basis.




 PORTFOLIO TRANSACTIONS
 -------------------------------------------------------------------------------
   Investment or Brokerage Discretion

   Decisions with respect to the purchase and sale of portfolio securities on behalf of the fund are made by T. Rowe Price International. T. Rowe Price International is also responsible for implementing these decisions, including the negotiation of commissions and the allocation of portfolio brokerage and principal business.



                      How Brokers and Dealers Are Selected

   Equity Securities

   In purchasing and selling equity securities, it is T. Rowe Price International's policy to obtain quality execution at the most favorable prices through responsible brokers and dealers and at competitive commission rates where such rates are negotiable. However, under certain conditions, the fund may pay higher brokerage commissions in return for brokerage and research services. As a general practice, over-the-counter orders are executed with market-makers. In selecting among market-makers, T. Rowe Price International generally seeks to select those it believes to be actively and effectively trading the security being purchased or sold. In selecting broker-dealers to execute the fund's portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing brokers and dealers, their expertise in particular markets and brokerage and research services provided by them. It is not the policy of T. Rowe Price International to seek the lowest available commission rate where it is believed that a broker or dealer charging a higher commission rate would offer greater reliability or provide better price or execution.


   Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated. Traditionally, commission rates have generally not been negotiated on stock markets outside the United States. However, an increasing number of overseas stock markets have adopted a system of negotiated rates, although a number of markets continue to be subject to an established schedule of minimum commission rates. It is expected that equity securities will ordinarily be purchased in the primary markets, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if such market is deemed the primary market. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed, fixed commission or discount.


   Fixed-Income Securities
   For fixed-income securities, it is expected that purchases and sales will ordinarily be transacted with the issuer, the issuer's underwriter, or with a primary market maker acting as principal on a net basis, with no brokerage commission being paid by the fund. However, the price of the securities generally includes compensation which is not disclosed separately. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices.

   With respect to equity and fixed-income securities, T. Rowe Price International may effect principal transactions on behalf of the fund with a broker or dealer who furnishes brokerage and/or research services benefitting such clients, designate any such broker or dealer to receive selling concessions, discounts, or other allowances, or otherwise deal with any such broker or dealer in connection with the acquisition of securities in underwritings. T. Rowe Price International may receive research services in connection with brokerage transactions, including designations in fixed price offerings.

   T. Rowe Price International may cause a fund to pay a broker-dealer who furnishes brokerage and/or research services a commission for executing a transaction that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined that such commission is reasonable in relation to the value of the brokerage and/or research services which have been provided. In some cases, research services are generated by third parties but are provided to T. Rowe Price International by or through broker-dealers.



 How Evaluations Are Made of the Overall Reasonableness of Brokerage Commissions
                                      Paid


   On a continuing basis, T. Rowe Price International seeks to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of the fund. In evaluating the reasonableness of commission rates, T. Rowe Price International considers: (a) historical commission rates; (b) rates which other institutional investors are paying, based on available public information; (c) rates quoted by brokers and dealers; (d) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (e) the complexity of a particular transaction in terms of both execution and settlement; (f) the level and type of business done with a particular firm over a period of time; and (g) the extent to which the broker or dealer has capital at risk in the transaction.



       Descriptions of Research Services Received From Brokers and Dealers


   T. Rowe Price International receives a wide range of research services from brokers and dealers covering investment opportunities throughout the world, including information on the economies, industries, groups of securities, individual companies, statistics, political developments, technical market action, pricing and appraisal services, and performance analyses of all the countries in which a fund's portfolio is likely to be invested. T. Rowe Price International cannot readily determine the extent to which commissions charged by brokers reflect the value of their research services, but brokers occasionally suggest a level of business they would like to receive in return for the brokerage and research services they provide. To the extent that research services of value are provided by brokers, T. Rowe Price International is relieved of expenses which it might otherwise bear. In some cases, research services are generated by third parties but are provided to
   T. Rowe Price International by or through brokers.



              Commissions to Brokers Who Furnish Research Services


   Certain brokers-dealers that provide quality execution services also furnish research services to T. Rowe Price International. T. Rowe Price International has adopted a brokerage allocation policy embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934, which permits an investment adviser to cause its clients to pay a broker which furnishes brokerage or research services a higher commission than that which might be charged by another broker which does not furnish brokerage or research services, or which furnishes brokerage or research services deemed to be of lesser value, if such commission is deemed reasonable in relation to the brokerage and research services provided by the broker, viewed in terms of either that particular transaction or the overall responsibilities of the adviser with respect to the accounts as to which it exercises investment discretion. Accordingly, T. Rowe Price International may assess the reasonableness of commissions in light of the total brokerage and research services provided by each particular broker.

                                  Miscellaneous


   Research services furnished by brokers through which T. Rowe Price International effects securities transactions may be used in servicing all accounts managed by T. Rowe Price International. Conversely, research services received from brokers which execute transactions for a particular fund will not necessarily be used by T. Rowe Price International exclusively in connection with the management of that fund.

   Some of T. Rowe Price International's other clients have investment objectives and programs similar to those of the fund. T. Rowe Price International may make recommendations to other clients which result in their purchasing or selling securities simultaneously with the fund. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is T. Rowe Price International's policy not to favor one client over another in making recommendations or in placing orders. T. Rowe Price International may follow the practice of grouping orders of various clients for execution which generally results in lower commission rates being attained. In certain cases, where the aggregate order is executed in a series of transactions at various prices on a given day, each participating client's proportionate share of such order reflects the average price paid or received with respect to the total order. T. Rowe Price International has established a general investment policy that it will ordinarily not make additional purchases of a common stock of a company for its clients (including the T. Rowe Price funds) if, as a result of such purchases, 10% or more of the outstanding common stock of such company would be held by its clients in the aggregate.


   The fund does not allocate business to any broker-dealer on the basis of its sales of the fund's shares. However, this does not mean that broker-dealers who purchase fund shares for their clients will not receive business from the fund.


   The following amounts and percentages were paid to Jardine Fleming Securities during the last three fiscal years:


                Year                   Total Brokerage Commissions  Aggregate Brokerage Commissions   Aggregate Dollar Amount
                ----                   ---------------------------  -------------------------------   -----------------------
                                 2000            $14,304                         1.12%                         1.32%
                                 1999              6,167                         1.38                          1.72
                                 1998             11,069                         0.26                          0.62




   The following amounts and percentages were paid to Robert Fleming & Co. during the last three fiscal year:


                Year                  Total Brokerage Commissions  Aggregate Brokerage Commissions   Aggregate Dollar Amount
                ----                  ---------------------------  -------------------------------   -----------------------
                                2000            $ 8,684                         0.68%                         0.76%
                                1999             11,247                         2.52                          2.52
                                1998             14,352                         3.51                          4.08



   The following amounts and percentages were paid to Ord Minnett during the last three fiscal years:

         Year           Total Brokerage Commissions  Aggregate Brokerage Commissions   Aggregate Dollar Amount
         ----           ---------------------------  -------------------------------   -----------------------
                  2000            $  894                          0.07%                         0.04%
                  1999                --                          --                            --
                  1998             2,788                          0.68                          0.51




                                      Other


   For the fiscal years ended December 31, 2000, 1999, and 1998, the total brokerage commissions paid by the fund, including the discounts received by securities dealers in connection with underwritings, were $1,253,000, $447,001, and $409,000, respectively. Of these commissions, approximately 98.1%, 96.1%, and 96.1%, respectively, were paid to firms which provided research, statistical, or other services to T. Rowe Price International in connection with the management of the fund or, in some cases, to the fund.

   The portfolio turnover rates for the fiscal years ending December 31, 2000, 1999, and 1998, were 41.7%, 25.4%, and 18.1%, respectively.



 PRICING OF SECURITIES

 -------------------------------------------------------------------------------
   Equity securities are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.

   Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Short-term debt securities are valued at their amortized cost in local currency which, when combined with accrued interest, approximates fair value.

   For the purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

   Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.


   Trading in the portfolio securities of the fund may take place in various foreign markets on certain days (such as Saturday) when the fund is not open for business and does not calculate its net asset value. In addition, trading in a fund's portfolio securities may not occur on days when the fund is open.




 NET ASSET VALUE PER SHARE
 -------------------------------------------------------------------------------
   The purchase and redemption price of the fund's shares is equal to the fund's net asset value per share or share price. The fund determines its net asset value per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of the fund is normally calculated as of the close of trading on the New York Stock Exchange ("NYSE") every day the NYSE is open for trading. The NYSE is closed on the following days: New Year's Day, Dr. Martin Luther King, Jr. Holiday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


   Determination of net asset value (and the offering, sale, redemption, and repurchase of shares) for the fund may be suspended at times (a) during which the NYSE is closed, other than customary weekend and holiday closings, (b) during which trading on the NYSE is restricted, (c) during which an emergency exists as a result of which disposal by the fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the fund fairly to determine the value of its net assets, or (d) during which a governmental body having jurisdiction over the fund may by order permit such a suspension for the protection of the fund's shareholders; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c), or (d) exist.




 DIVIDENDS AND DISTRIBUTIONS
 -------------------------------------------------------------------------------
   Unless the separate account elects otherwise, the fund's annual capital gain distribution will be reinvested on the reinvestment date using the NAV per share of that date. The reinvestment date normally precedes the payment date by one day, although the exact timing is subject to change and can be as great as 10 days.

 TAX STATUS
 -------------------------------------------------------------------------------
   The fund intends to qualify as a "regulated investment company" under Subchapter M of the Code and also intends to diversify its assets in accordance with regulations under Code Section 817(h).

   Dividends and distributions paid by the fund are not eligible for the dividends-received deduction for corporate shareholders, if as expected, none of the fund's income consists of dividends paid by United States corporations. Long-term capital gain distributions paid from this fund are never eligible for this deduction. For tax purposes, the fund must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and capital gains (as of October 31) in order to avoid a federal excise tax and distribute within 12 months 100% of ordinary income and capital gains as of December 31 to avoid federal income tax. In certain circumstances, the fund may not be required to comply with the excise tax distribution requirements. It does not make any difference whether dividends and capital gain distributions are paid in cash or additional shares.

   At the time a shareholder acquires fund shares, the fund's net asset value may reflect undistributed income, capital gains, or net unrealized appreciation of securities held by the fund, which may be subsequently distributed as either dividends or capital gain distributions. For federal income tax purposes, the fund is permitted to carry forward its net realized capital losses, if any, for eight years and realize net capital gains up to the amount of such losses without being required to pay taxes on, or distribute such gains.

   Income received by the fund from sources within various foreign countries may be subject to foreign income taxes withheld at the source. Under the Code, if more than 50% of the value of the fund's total assets at the close of its taxable year comprise securities issued by foreign corporations or governments, the fund may file an election with the Internal Revenue Service to "pass through" to the fund's shareholders the amount of any foreign income taxes paid by the fund. Pursuant to this election, shareholders will be required to: (1) include in gross income, even though not actually received, their respective pro rata share of foreign taxes paid by the fund; (2) treat their pro rata share of foreign taxes as paid by them; and (3) either deduct their pro rata share of foreign taxes in computing their taxable income, or use it as a foreign tax credit against U.S. income taxes (but not both). No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions.


   The fund intends to meet the requirements of the Code which permit it to elect to "pass through" to its shareholders foreign income taxes paid, but there can be no assurance that a fund will be able to do so. Each shareholder will be notified within 60 days after the close of each taxable year of the fund, if the fund will "pass through" foreign taxes paid for that year, and, if so, the amount of each shareholder's pro rata share (by country) of (1) the foreign taxes paid, and (2) the fund's gross income from foreign sources. Of course, shareholders who are not liable for federal income taxes, such as retirement plans qualified under Section 401 of the Code, will not be affected by any such "pass through" of foreign tax credits.


   If, in any taxable year, the fund should not qualify as a regulated investment company under the Code: (1) the fund would be taxed at normal corporate rates on the entire amount of its taxable income without deduction for dividends or other distributions to shareholders; (2) the fund's distributions to the extent made out of the fund's current or accumulated earnings and profits would be treated as ordinary dividends (regardless of whether they would otherwise have been considered capital gain dividends), and the fund may qualify for the 70% deduction for dividends received by corporations; (3) foreign tax credits would not "pass through" to shareholders; and (4) the separate accounts investing in the fund may fail to satisfy the requirements of Code Section 817(h) which in turn could adversely affect the status of life insurance and annuity contracts with premiums invested in the affected separate accounts.


                      Passive Foreign Investment Companies

   The fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of the trust's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the fund held its investment. In addition, the fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

   To avoid such tax and interest, the fund intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains and losses will be treated as ordinary income. The fund will be required to distribute any resulting income even though it has not sold the security and received cash to pay such distributions.


                        Foreign Currency Gains and Losses

   Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations, are taxable as ordinary income. If the net effect of these transactions is a gain, the ordinary income dividend paid by the fund will be increased. If the result is a loss, the income dividend paid by the fund will be decreased, or to the extent such dividend has already been paid, it may be classified as a return of capital. Adjustments to reflect these gains and losses will be made at the end of the fund's taxable year.



 INVESTMENT PERFORMANCE
 -------------------------------------------------------------------------------

                            Total Return Performance

   The fund's calculation of total return performance includes the reinvestment of all capital gain distributions and income dividends for the period or periods indicated, without regard to tax consequences to a shareholder in the fund. Total return is calculated as the percentage change between the beginning value of a static account in the fund and the ending value of that account measured by the then current net asset value, including all shares acquired through reinvestment of income and capital gain dividends. The results shown are historical and should not be considered indicative of the future performance of the fund. Each average annual compound rate of return is derived from the cumulative performance of the fund over the time period specified. The annual compound rate of return for the fund over any other period of time will vary from the average.


                Performance of International Stock Portfolio
                            1 Yr.     5 Yrs.   10 Yrs.    % Since    Inception
                            -----     ------   -------    -------    ---------
                            Ended     Ended     Ended    Inception     Date
--------------------------- -----     -----     -----    ---------     ----
                           12/31/00  12/31/00  12/31/00  12/31/00
                           --------  --------  --------  --------
                           ----------------------------------------------------
Cumulative Performance
Percentage Change          -17.84%    50.06%      --      69.84%     03/31/94
Average Annual Compound    -17.84      8.46       --       8.16      03/31/94
Rates of Return
-------------------------------------------------------------------------------





                         Outside Sources of Information


   From time to time, in reports and promotional literature: (1) the fund's total return performance, ranking, or any other measure of the fund's performance may be compared to any one or combination of the following: (a) a broad-based index, (b) other groups of mutual funds, including T. Rowe Price funds, tracked by independent research firm's ranking entities, or financial publications; (c) indices of securities comparable to those in which the fund invests; (2) the Consumer Price Index (or any other measure for inflation, government statistics, such as GNP may be used to illustrate investment attributes of the fund or the general economic, business, investment, or financial environment in which the fund operates; (3) various financial, economic, and market statistics developed by brokers, dealers, and other persons may be used to illustrate aspects of the fund's performance; (4) the effect of tax-deferred compounding on the fund's investment returns, or on returns in general in both qualified and nonqualified retirement plans or any other tax advantage product, may be illustrated by graphs, charts, etc.; and (5) the sectors or industries in which the fund invests may be compared to relevant indices or surveys in order to evaluate the fund's historical performance or current or potential value with respect to the particular industry or sector.



                               Other Publications

   From time to time, in newsletters and other publications issued by Investment Services, T. Rowe Price mutual fund portfolio managers may discuss economic, financial, and political developments in the U.S. and abroad and how these conditions have affected or may affect securities prices or the fund; individual securities within the fund's portfolio; and their philosophy regarding the selection of individual stocks, including why specific stocks have been added, removed, or excluded from the fund's portfolio.


                           Other Features and Benefits

   The fund is a member of the T. Rowe Price family of funds and may help investors achieve various long-term investment goals, which include, but are not limited to, investing money for retirement, saving for a down payment on a home, or paying college costs. To explain how the fund could be used to assist investors in planning for these goals and to illustrate basic principles of investing, various worksheets and guides prepared by T. Rowe Price and/or Investment Services may be made available.


                             Redemptions in Kind


   The fund has filed a notice of election under Rule 18f-1 of the 1940 Act. This permits the fund to effect redemptions in kind and in cash as set forth in its prospectus.

   In the unlikely event a shareholder were to receive an in kind redemption of portfolio securities of the fund, it would be the responsibility of the shareholder to dispose of the securities. The shareholder would be at risk that the value of the securities would decline prior to their sale, that it would be difficult to sell the securities and that brokerage fees could be incurred.


                     Issuance of Fund Shares for Securities

   Transactions involving issuance of fund shares for securities or assets other than cash will be limited to (1) bona fide reorganizations; (2) statutory mergers; or (3) other acquisitions of portfolio securities that: (a) meet the investment objective and policies of the fund; (b) are acquired for investment and not for resale except in accordance with applicable law; (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market; and (d) are not illiquid.



 CAPITAL STOCK
 -------------------------------------------------------------------------------
   The fund's Charter authorizes the Board of Directors to classify and reclassify any and all shares which are then unissued, including unissued shares of capital stock into any number of classes or series, each class or series consisting of such number of shares and having such designations, such powers, preferences, rights, qualifications, limitations, and restrictions, as shall be determined by the Board subject to the 1940 Act and other applicable law. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversions or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the capital stock or to other classes or series in various characteristics. The Board of Directors may increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the fund has authorized to issue without shareholder approval.

   Except to the extent that the Corporation's Board of Directors might provide by resolution that holders of shares of a particular class are entitled to vote as a class on specified matters presented for a vote of the holders of all shares entitled to vote on such matters, there would be no right of class vote unless and to the extent that such a right might be construed to exist under Maryland law. The Charter contains no provision entitling the holders of the present class of capital stock to a vote as a class on any matter. Accordingly, the preferences, rights, and other characteristics attaching to any class of shares, including the present class of capital stock, might be altered or eliminated, or the class might be combined with another class or classes, by action approved by the vote of the holders of a majority of all the shares of all classes entitled to be voted on the proposal, without any additional right to vote as a class by the holders of the capital stock or of another affected class or classes.

   The various insurance companies own the outstanding shares of the fund in their separate accounts. These separate accounts are registered as investment companies under the 1940 Act or are excluded from registration. Each insurance company, as the Shareholder, is entitled to one vote for each full share held (and fractional votes for fractional shares held). Under the current laws, the insurance companies must vote the shares held in registered separate accounts in accordance with voting instructions received from variable contract holders or participants. Fund shares for which contract holders or participants are entitled to give voting instructions, but as to which no voting instructions are received, and shares owned by the insurance companies or affiliated companies in the separate accounts, will be voted in proportion to the shares for which voting instructions have been received.

   There will normally be no meeting of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders' meeting for the election of directors. Except as set forth above, the directors shall continue to hold office and may appoint successor directors. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of directors can, if they choose to do so, elect all the directors of the fund, in which event the holders of the remaining shares will be unable to elect any person as a director. As set forth in the By-Laws of the Corporation, a special meeting of shareholders of the Corporation shall be called by the Secretary of the Corporation on the written request of shareholders entitled to cast at least 10% of all the votes of the Corporation entitled to be cast at such meeting. Shareholders requesting such a meeting must pay to the Corporation the reasonably estimated costs of preparing and mailing the notice of the meeting. The Corporation, however, will otherwise assist the shareholders seeking to hold the special meeting in communicating to the other shareholders of the Corporation to the extent required by Section 16(c) of the 1940 Act.



 FEDERAL REGISTRATION OF SHARES
 -------------------------------------------------------------------------------
   The fund's shares are registered for sale under the 1933 Act. Registration of the fund's shares is not required under any state law, but the fund is required to make certain filings with and pay fees to the states in order to sell its shares in the states.



 LEGAL COUNSEL
 -------------------------------------------------------------------------------
   Swidler Berlin Shereff Friedman, LLP, whose address is The Chrysler Building, 405 Lexington Avenue, New York, New York 10174, is legal counsel to the fund.



 INDEPENDENT ACCOUNTANTS
 -------------------------------------------------------------------------------

   PricewaterhouseCoopers LLP, 250 West Pratt Street, 21st Floor, Baltimore, Maryland 21201, are the independent accountants to the fund.

   The financial statements of the fund listed below for the period ended December 31, 2000, and the report of independent accountants are included in the fund's Annual Report for the period ended December 31, 2000. A copy of the Annual Report accompanies this Statement of Additional Information. The following financial statements and the report of independent accountants appearing in the Annual Report for the period ended December 31, 2000, are incorporated into this Statement of Additional Information by reference:



                        ANNUAL REPORT REFERENCES:
                                                        INTERNATIONAL
                                                        STOCK PORTFOLIO
                                                        ---------------
Financial Highlights                                            6
Portfolio of Investments, December 31, 2000                   7-10
Statement of Assets and Liabilities, December 31, 2000         11
Statement of Operations, year ended December 31, 2000          12
Statement of Changes in Net Assets, years ended
December 31, 2000 and December 31, 1999                        13
Notes to Financial Statements, December 31, 2000              14-15
Report of Independent Accountants                              16

                                     PART C
                               OTHER INFORMATION

ITEM 23. EXHIBITS

(1) Articles of Incorporation of Registrant, dated January 31, 1994 (electronically filed with initial Registration Statement dated February 4, 1994)


(2) By-Laws of Registrant, as amended July 21, 1999 (electronically filed with Amendment No. 9 dated April 24, 2000)

(3) See Article SIXTH, Capital Stock, Paragraphs (b)-(g) of the Articles of Incorporation, Article II, Shareholders, Sections 2.01-2.11 and Article VIII, Capital Stock, Sections 8.01-8.07 of the Bylaws filed as Exhibits to this Registration Statement

(4) Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price International Stock Portfolio, dated March 1, 1994 (electronically filed with Amendment No. 1 dated March 30, 1994)


(5) Underwriting Agreement between Registrant, on behalf of T. Rowe Price International Stock Portfolio, and T. Rowe Price Investment Services, Inc., dated March 1, 1994 (electronically filed with Amendment No. 1 dated March 30, 1994)

(6)      Inapplicable


(g)      Custody Agreements


(g)(i) Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000,
         October 25, 2000, and February 7, 2001


(g)(ii) Global Custody Agreement between The Chase Manhattan Bank and T. Rowe Price Funds, dated January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, November 1, 1995, July 31,
         1996, July 23, 1997, September 3, 1997, October 29, 1997, December 15,
         1998, October 6, 1999, February 9, 2000, April 19, 2000, July 18, 2000,
         and October 25, 2000

(h)      Other Agreements


(h)(i) Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 2001, as amended February 7, 2001


(h)(ii) Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds for Fund Accounting Services, dated January 1, 2001, as amended February 7, 2001


((i)     Legal Opinion


(j)      Other Opinions


(j)(i)   Consent of Independent Accountants

(j)(ii)  Inapplicable


(j)(iii) Power of Attorney

(k)      Inapplicable


(l)      Inapplicable

(m)      Inapplicable

(n)      Inapplicable


(p)      Code of Ethics, dated August, 2000

                              CUSTODIAN AGREEMENT


     THIS AGREEMENT is made as of January 28, 1998 by and between each entity set forth on Appendix A hereto (as such Appendix A may be amended from time to time) which executes a copy of this Agreement (each referred to herein as the "FUND"), and State Street Bank and Trust Company, a Massachusetts trust company with its principal place of business at 225 Franklin Street, Boston, Massachusetts 02110 (the "CUSTODIAN").

                                  WITNESSETH:

     WHEREAS, each Fund desires to retain the Custodian to act as custodian of certain of the assets of the Fund, and the Custodian is willing to provide such services to each Fund, upon the terms and conditions hereinafter set forth; and

     WHEREAS, except as otherwise set forth herein, this Agreement is intended to supersede that certain custodian contract among the parties hereto dated September 28, 1987, as amended; and

     WHEREAS, the Funds have retained CHASE MANHATTAN BANK, N.A. to act as the Funds' custodian with respect to the assets of each such Fund to be held outside of the United States of America (except as otherwise set forth in this Agreement) pursuant to a written custodian agreement (the "FOREIGN CUSTODIAN AGREEMENT"),

     NOW, THEREFORE, in consideration of the mutual covenants and agreements hereinafter contained, each of the parties hereto agrees as follows:

SECTION 1.  EMPLOYMENT OF CUSTODIAN AND PROPERTY TO BE HELD BY IT.

     Each Fund hereby employs the Custodian as the custodian of certain of its assets, including those securities it desires to be held within the United States of America ("DOMESTIC SECURITIES") and those securities it desires to be held outside the United States of America (the "UNITED STATES") which are (i) not held on the Funds' behalf by CHASE MANHATTAN BANK, N.A. pursuant to the Foreign Custodian Agreement and (ii) described with greater particularity in
Section 3 hereof (such securities shall be referred to herein as "FOREIGN SECURITIES"). Each Fund agrees to deliver to the Custodian all domestic securities, foreign securities and cash owned by it from time to time, and all payments of income, payments of principal or capital distributions received by it with respect to securities held by it hereunder, and the cash consideration received by it for such new or treasury shares of capital stock of each Fund as may be issued or sold from time to time ("SHARES"). The Custodian shall not be responsible for any property of any Fund held or received by such Fund (i) not delivered to the Custodian, or (ii) held in the custody of CHASE MANHATTAN BANK N.A.

     The Custodian is authorized to employ one or more sub-custodians located within the United States, provided that the Custodian shall have obtained the written acknowledgment of the Fund with respect to such employment. The Custodian is authorized to employ sub-custodians located outside the United States as noted on Schedule A attached hereto (as such Schedule A may be amended from time to time). The Custodian shall have no more or less responsibility or liability to any Fund on account of any actions or omissions of any sub-custodian so employed than any such sub-custodian has to the Custodian and shall not release any sub-custodian from any responsibility or liability unless so agreed in writing by the Custodian and the applicable Fund. With the exception of State Street Bank and Trust Company (London branch), the Custodian shall not be liable for losses arising from the bankruptcy, insolvency or receivership of any sub-custodian located outside the United States.

SECTION 2. DUTIES OF THE CUSTODIAN WITH RESPECT TO PROPERTY OF THE FUNDS HELD BY THE CUSTODIAN IN THE UNITED STATES.

     SECTION 2.1
HOLDING SECURITIES. The Custodian shall hold and physically segregate for the account of each Fund all non-cash property to be held by it in the United States, including all domestic securities owned by the Fund other than (a) securities which are maintained pursuant to Section 2.9 in a clearing agency which acts as a securities depository or in a book-entry system authorized by the United States Department of the Treasury and certain federal agencies (each, a "U.S. SECURITIES SYSTEM") and (b) commercial paper of an issuer for which the Custodian acts as issuing and paying agent ("DIRECT PAPER") which is deposited and/or maintained in the Direct Paper system of the Custodian (the "DIRECT PAPER SYSTEM") pursuant to Section 2.10.

     SECTION 2.2
DELIVERY OF INVESTMENTS. The Custodian shall release and deliver domestic investments owned by a Fund held by the Custodian or in a U.S. Securities System account of the Custodian or in the Custodian's Direct Paper System account ("DIRECT PAPER SYSTEM ACCOUNT") only upon receipt of Proper Instructions, which may be continuing instructions when agreed to by the parties, and only in the following cases:

     1)Upon sale of such investments for the account of the Fund and receipt of payment therefor;

     2)Upon the receipt of payment in connection with any repurchase agreement related to such investments entered into by the Fund;

     3)
            In the case of a sale effected through a U.S. Securities System, in accordance with the provisions of Section 2.9 hereof;

     4)
            To the depository agent in connection with tender or other similar offers for portfolio investments of the Fund;

     5)
            To the issuer thereof or its agent when such investments are called, redeemed, retired or otherwise become payable; provided that, in any such case, the cash or other consideration is to be delivered to the Custodian;

     6)
            To the issuer thereof, or its agent, for transfer into the name of the Fund or into the name of any nominee or nominees of the Custodian or into the name or nominee name of any agent appointed pursuant to Section 2.8 or into the name or nominee name of any sub-custodian appointed pursuant to Section 1; or for exchange for a different number of bonds, certificates or other evidence representing the same aggregate face amount or number of units; provided that, in any such case, the new securities are to be delivered to the Custodian;

     7)
            Upon the sale of such investments for the account of the Fund, to the broker or its clearing agent, against a receipt, for examination in accordance with usual "street delivery" custom; provided that in any such case the Custodian shall have no responsibility or liability for any loss arising from the delivery of such investments prior to receiving payment for such investments except as may arise from the Custodian's own negligence or willful misconduct;

     8)For exchange or conversion pursuant to any plan of merger, consolidation, recapitalization, reorganization or readjustment of the investments of the issuer of such investments, or pursuant to provisions for conversion contained in such investments, or pursuant to any deposit agreement; provided that, in any such case, the new investments and cash, if any, are to be delivered to the Custodian;

     9)In the case of warrants, rights or similar investments, the surrender thereof in the exercise of such warrants, rights or similar investments or the surrender of interim receipts or temporary investments for definitive investments; provided that, in any such case, the new investments and cash, if any, are to be delivered to the Custodian or against a receipt;

     10)
            For delivery in connection with any loans of investments made on behalf of the Fund, but only against receipt of adequate collateral as agreed upon from time to time by the Fund or its duly-appointed agent (which may be in the form of cash or obligations issued by the United States government, its agencies or instrumentalities, or such other property as the Fund may agree), except that in connection with any loans for which collateral is to be credited to the Custodian's account in the book-entry system authorized by the U.S. Department of the Treasury, the Custodian will not be held liable or responsible for the delivery of investments owned by the Fund prior to the receipt of such collateral in the absence of the Custodian's negligence or willful misconduct;

     11)
            For delivery as security in connection with any borrowing by the Fund requiring a pledge of assets by the Fund, but only against receipt of amounts borrowed, except where additional collateral is required to secure a borrowing already made, subject to Proper Instructions, further securities may be released and delivered for that purpose;

     12)
            For delivery in accordance with the provisions of any agreement among the Fund, the Custodian and a broker-dealer registered under the Securities Exchange Act of 1934 (the "EXCHANGE ACT") and a member of The National Association of Securities Dealers, Inc. ("NASD"),
            relating to compliance with the rules of The Options Clearing Corporation, the rules of any registered national securities exchange or of any similar organization or organizations, or under the Investment Company Act of 1940, as amended from time to time (the "1940 ACT"), regarding escrow or other arrangements in connection with transactions by the Fund;

     13)
            For delivery in accordance with the provisions of any agreement among the Fund, the Custodian, and a Futures Commission Merchant registered under the Commodity Exchange Act, relating to compliance with the rules of the Commodity Futures Trading Commission and/or any Contract Market, or any similar organization or organizations, or under the 1940 Act, regarding account deposits in connection with transactions by the Fund;

     14)
            Upon receipt of instructions from the transfer agent for the Fund (the "TRANSFER AGENT"), for delivery to such Transfer Agent or to the holders of shares in connection with distributions in kind, as may be described from time to time in the Fund's currently effective prospectus, statement of additional information or other offering documents (all, as amended, supplemented or revised from time to time, the "PROSPECTUS"), in satisfaction of requests by holders of Shares for repurchase or redemption; and

     15)
            For any other purpose, but only upon receipt of Proper Instructions specifying (a) the investments to be delivered, (b) setting forth the purpose for which such delivery is to be made, and (c) naming the person or persons to whom delivery of such investments shall be made.

     SECTION 2.3
REGISTRATION OF INVESTMENTS. Domestic investments held by the Custodian (other than bearer securities) shall be registered in the name of the Fund or in the name of any nominee of the Fund or of any nominee of the Custodian which nominee shall be assigned exclusively to the Fund, unless the Fund has authorized in writing the appointment of a nominee to be used in common with other registered investment companies having the same investment adviser as the Fund, or in the name or nominee name of any agent appointed pursuant to Section 2.8 or in the name or nominee name of any sub-custodian appointed pursuant to Section 1. All securities accepted by the Custodian on behalf of the Fund under the terms of this Agreement shall be in good deliverable form. If, however, the Fund directs the Custodian to maintain securities in "street name", the Custodian shall utilize its best efforts only to timely collect income due the Fund on such securities and to notify the Fund of relevant corporate actions including, without limitation, pendency of calls, maturities, tender or exchange offers.

     SECTION 2.4
BANK ACCOUNTS. The Custodian shall open and maintain a separate bank account or accounts in the United States in the name of the Fund, subject only to draft or order by the Custodian acting pursuant to the terms of this Agreement, and shall hold in such account or accounts, subject to the provisions hereof, all cash received by it from or for the account of the Fund, other than cash maintained by the Fund in a bank account established and used in accordance with Rule 17f-3 under the 1940 Act. Monies held by the Custodian for the Fund may be deposited by the Custodian to its credit as custodian in the banking department of the Custodian or in such other banks or trust companies as it may in its discretion deem necessary or desirable in the performance of its duties hereunder; provided, however, that every such bank or trust company shall be qualified to act as a custodian under the 1940 Act, and that each such bank or trust company and the funds to be deposited with each such bank or trust company shall be approved by vote of a majority of the board of directors or the board of trustees of the applicable Fund (as appropriate and in each case, the "BOARD").
 Such funds shall be deposited by the Custodian in its capacity as custodian and shall be withdrawable by the Custodian only in that capacity.

     SECTION 2.5
COLLECTION OF INCOME. Subject to the provisions of Section 2.3, the Custodian shall collect on a timely basis all income and other payments with respect to United States registered investments held hereunder to which the Fund shall be entitled either by law or pursuant to custom in the investments business, and shall collect on a timely basis all income and other payments with respect to United States bearer investments if, on the date of payment by the issuer, such investments are held by the Custodian or its agent thereof and shall credit such income, as collected, to the Fund's custodian account. Without limiting the generality of the foregoing, the Custodian shall detach and present for payment all coupons and other income items requiring presentation as and when they become due, collect interest when due on investments held hereunder, and receive and collect all stock dividends, rights and other items of like nature as and when they become due and payable. With respect to income due the Fund on United States investments of the Fund loaned (pursuant to the provisions of Section 2.2
(10))
in accordance with a separate agreement between the Fund and the Custodian in its capacity as lending agent, collection thereof shall be in accordance with the terms of such agreement. Except as otherwise set forth in the immediately preceding sentence, income due the Fund on United States investments of the Fund loaned pursuant to the provisions of Section 2.2 (10) shall be the responsibility of the Fund; the Custodian will have no duty or responsibility in connection therewith other than to provide the Fund with such information or data as may be necessary to assist the Fund in arranging for the timely delivery to the Custodian of the income to which the Fund is properly entitled.

     SECTION 2.6
PAYMENT OF FUND MONIES. Upon receipt of Proper Instructions, which may be continuing instructions when agreed to by the parties, the Custodian shall, from monies of the Fund held by the Custodian, pay out such monies in the following cases only:

     1)Upon the purchase of domestic investments, options, futures contracts or options on futures contracts for the account of the Fund but only (a) against the delivery of such investments, or evidence of title to such options, futures contracts or options on futures contracts, to the Custodian (or any bank, banking firm or trust company doing business in the United States or abroad which is qualified under the 1940 Act to act as a custodian and has been designated by the Custodian as its agent for this purpose in accordance with Section 2.8) registered in the name of the Fund or in the name of a nominee of the Custodian referred to in Section 2.3 hereof or in proper form for transfer; (b) in the case of a purchase effected through a U.S. Securities System, in accordance with the conditions set forth in Section 2.9 hereof; (c) in the case of a purchase involving the Direct Paper System, in accordance with the conditions set forth in Section 2.10 hereof; or (d) for transfer to a time deposit account of the Fund in any bank, whether domestic or foreign, such transfer may be effected prior to receipt of a confirmation from a broker and/or the applicable bank pursuant to Proper Instructions;

     2)
            In connection with conversion, exchange or surrender of investments owned by the Fund as set forth in Section 2.2 hereof;

     3)
            For the redemption or repurchase of Shares as set forth in Section 4 hereof;

     4)
            For the payment of any expense or liability incurred by the Fund, including but not limited to the following payments for the account of the Fund: interest, taxes, management fees, accounting fees, transfer agent fees, legal fees, and operating expenses of the Fund (whether or not such expenses are to be in whole or part capitalized or treated as deferred expenses);

     5)      For the payment of any dividends declared by the Board;

     6)For payment of the amount of dividends received in respect of investments sold short;

     7)
            For repayment of a loan upon redelivery of pledged securities and upon surrender of the note(s), if any, evidencing the loan; or

     8)
            In connection with any repurchase agreement entered into by the Fund with respect to which the collateral is held by the Custodian, the Custodian shall act as the Fund's "securities intermediary"( as that term is defined in Part 5 of Article 8 of the Massachusetts Uniform Commercial Code, as amended), and, as securities intermediary, the Custodian shall take the following steps on behalf of the Fund: (a) provide the Fund with notification of the receipt of the purchased securities, and (b), by book-entry identify on the books of the Custodian as belonging to the Fund uncertificated securities registered in the name of the Fund and held in the Custodian's account at the Federal Reserve Bank. In connection with any repurchase agreement entered into by the Fund with respect to which the collateral is not held by the Custodian, the Custodian shall (a) provide the Fund with such notification as it may receive with respect to such collateral, and (b), by book-entry or otherwise, identify as belonging to the Fund securities as shown in the Custodian's account on the books of the entity appointed by the Fund to hold such collateral.

     9)
            For any other purpose, but only upon receipt of Proper Instructions specifying (a) the amount of such payment,

            (b) setting forth the purpose for which such payment is to be made, and (c) naming the person or persons to whom such payment is to be made.

     SECTION 2.7
LIABILITY FOR PAYMENT IN ADVANCE OF RECEIPT OF SECURITIES PURCHASED.  In any
 and every case where payment for purchase of domestic securities for the account of the Fund is made by the Custodian in advance of receipt of the securities purchased in the absence of specific written instructions from the Fund to so pay in advance, the Custodian shall be absolutely liable to the Fund for such securities to the same extent as if the securities had been received by the Custodian.

     SECTION 2.8
APPOINTMENT OF AGENTS. The Custodian may at any time or times in its discretion appoint (and may at any time remove) any other bank or trust company, which is itself qualified under the 1940 Act to act as a custodian, as its agent to carry out such of the provisions of this Section 2 as the Custodian may from time to time direct; provided, however, that the appointment of any such agent shall not relieve the Custodian of its responsibilities or liabilities hereunder.

     SECTION 2.9
DEPOSIT OF INVESTMENTS IN U.S. SECURITIES SYSTEMS. The Custodian may deposit and/or maintain domestic investments owned by the Fund in a U.S. Securities System in accordance with applicable Federal Reserve Board and United States Securities and Exchange Commission ("SEC") rules and regulations, if any, subject to the following provisions:

     1)
            The Custodian may keep domestic investments of the Fund in a U.S. Securities System provided that such investments are represented in an account of the Custodian in the U.S. Securities System ("ACCOUNT") which shall not include any assets of the Custodian other than assets held as a fiduciary, custodian or otherwise for customers;

     2)
            The records of the Custodian with respect to domestic investments of the Fund which are maintained in a U.S. Securities System shall identify by book-entry those investments belonging to the Fund;

     3)
            The Custodian shall pay for domestic investments purchased for the account of the Fund upon (i) receipt of advice from the U.S. Securities System that such investments have been transferred to the Account, and

            (ii) the making of an entry on the records of the Custodian to reflect such payment and transfer for the account of the Fund. The Custodian shall transfer domestic investments sold for the account of the Fund upon (i) receipt of advice from the U.S. Securities System that payment for such investments has been transferred to the Account, and (ii) the making of an entry on the records of the Custodian to reflect such transfer and payment for the account of the Fund. Copies of all advices from the U.S. Securities System of transfers of domestic investments for the account of the Fund shall identify the Fund, be maintained for the Fund by the Custodian and be provided to the Fund at its request. Upon request, the Custodian shall furnish the Fund confirmation of each transfer to or from the account of the Fund in the form of a written advice or notice and shall furnish to the Fund copies of daily transaction sheets reflecting each day's transactions in the U.S. Securities System for the account of the Fund;

     4)
            The Custodian shall provide the Fund with any report obtained by the Custodian on the U.S. Securities System's accounting system, internal accounting control and procedures for safeguarding domestic investments deposited in the U.S. Securities System;

     5)
            The Custodian shall have received from the Fund the initial or annual certificate, as the case may be, described in Section 10 hereof; and

     6)
            Anything to the contrary in this Agreement notwithstanding, the Custodian shall be liable to the Fund for any loss or damage to the Fund resulting from use of the U.S. Securities System by reason of any negligence, misfeasance or misconduct of the Custodian or any of its agents or of any of its or their employees, or from failure of the Custodian or any such agent to enforce effectively such rights as it may have against the U.S. Securities System. At the election of the Fund, the Fund shall be entitled to be subrogated to the rights of the Custodian with respect to any claim against the U.S. Securities System or any other person which the Custodian may have as a consequence of any such loss, expense or damage if and to the extent that the Fund has not been made whole for any such loss, expense or damage.

     SECTION 2.10
FUND ASSETS HELD IN THE DIRECT PAPER SYSTEM. The Custodian may deposit and/or maintain investments owned by the Fund in the Direct Paper System subject to the following provisions:

     1)
            No transaction relating to investments in the Direct Paper System will be effected in the absence of Proper Instructions;

     2)
            The Custodian may keep investments of the Fund in the Direct Paper System only if such investments are represented in the Direct Paper System Account, which account shall not include any assets of the Custodian other than assets held as a fiduciary, custodian or otherwise for customers;

     3)
            The records of the Custodian with respect to investments of the Fund which are maintained in the Direct Paper System shall identify by book-entry those investments belonging to the Fund;

     4)
            The Custodian shall pay for investments purchased for the account of the Fund upon the making of an entry on the records of the Custodian to reflect such payment and transfer of investments to the account of the Fund. The Custodian shall transfer investments sold for the account of the Fund upon the making of an entry on the records of the Custodian to reflect such transfer and receipt of payment for the account of the Fund;

     5)
            The Custodian shall furnish the Fund confirmation of each transfer to or from the account of the Fund, in the form of a written advice or notice, of Direct Paper on the next business day following such transfer and shall furnish to the Fund copies of daily transaction sheets reflecting each day's transaction in the Direct Paper System for the account of the Fund; and

     6)
            The Custodian shall provide the Fund with any report on its system of internal accounting control as the Fund may reasonably request from time to time.

     SECTION 2.11
SEGREGATED ACCOUNT. The Custodian shall, upon receipt of Proper Instructions, establish and maintain a segregated account or accounts for and on behalf of the Fund, into which account or accounts may be transferred cash and/or investments, including investments maintained in an account by the Custodian pursuant to Section 2.10 hereof, (i) in accordance with the provisions of any agreement among the Fund, the Custodian and a broker-dealer registered under the Exchange Act and a member of the NASD (or any futures commission merchant registered under the Commodity Exchange
Act), relating to compliance with the rules of The Options Clearing Corporation and of any registered national securities exchange (or the Commodity Futures Trading Commission or any registered contract market), or of any similar organization or organizations, regarding escrow or other arrangements in connection with transactions by the Fund, (ii) for purposes of segregating cash or government investments in connection with options purchased, sold or written by the Fund or commodity futures contracts or options thereon purchased or sold by the Fund, (iii) for the purposes of compliance by the Fund with the procedures required by 1940 Act Release No. 10666, or any other procedures subsequently required under the 1940 Act relating to the maintenance of segregated accounts by registered investment companies, and (iv) for other purposes, but only, in the case of clause (iv) upon receipt of Proper Instructions specifying (a) the investments to be delivered, (b) setting forth the purpose for which such delivery is to be made, and (c) naming the person or persons to whom delivery of such investments shall be made.

     SECTION 2.12
OWNERSHIP CERTIFICATES FOR TAX PURPOSES. The Custodian shall execute ownership and other certificates and affidavits for all United States federal and state tax purposes in connection with receipt of income or other payments with respect to domestic investments of the Fund held by it hereunder and in connection with transfers of such investments.

     SECTION 2.13
PROXIES. The Custodian shall, with respect to the domestic investments held hereunder, cause to be promptly executed by the registered holder of such investments, if the investments are registered otherwise than in the name of the Fund or a nominee of the Fund, all proxies without indication of the manner in which such proxies are to be voted, and shall promptly deliver to the Fund such proxies, all proxy soliciting materials received by the Custodian and all notices received relating to such investments.

     SECTION 2.14
COMMUNICATIONS RELATING TO FUND INVESTMENTS.  Subject to the provisions of
Section 2.3, the Custodian shall transmit promptly to the Fund all written information (including, without limitation, pendency of calls and maturities of domestic investments and expirations of rights in connection therewith and notices of exercise of call and put options written by the Fund and the maturity of futures contracts purchased or sold by the Fund) received by the Custodian in connection with the domestic investments being held for the Fund pursuant to this Agreement. With respect to tender or exchange offers, the Custodian shall transmit to the Fund all written information received by the Custodian, any agent appointed pursuant to Section 2.8 hereof, or any sub-custodian appointed pursuant to Section 1 hereof, from issuers of the domestic investments whose tender or exchange is sought and from the party (or his agents) making the tender or exchange offer. If the Fund desires to take action with respect to any tender offer, exchange offer or any other similar transaction, the Fund shall notify the Custodian at least two (2) New York Stock Exchange business days prior to the time such action must be taken under the terms of the tender, exchange offer or other similar transaction, and it will be the responsibility of the Custodian to timely transmit to the appropriate person(s) such notice.
 Where the Fund provides the Custodian with less than two (2) New York Stock Exchange business days notice of its desired action, the Custodian shall use its best efforts to timely transmit the Fund's notice to the appropriate person. It is expressly noted that the parties may agree to alternative procedures with respect to such two (2) New York Stock Exchange business days notice period on a selective and individual basis.

     SECTION 2.15
REPORTS TO FUND BY INDEPENDENT PUBLIC ACCOUNTANTS. The Custodian shall provide the Fund, at such times as the Fund may reasonably require, with reports by independent public accountants on the accounting system, internal accounting control and procedures for safeguarding investments, futures contracts and options on futures contracts, including domestic investments deposited and/or maintained in a U.S. Securities System, relating to the services provided by the Custodian under this Agreement. Such reports shall be of sufficient scope and detail, as may reasonably be required by the Fund, to provide reasonable assurance that any material inadequacies would be disclosed by such examination, and if there are no such inadequacies the reports shall so state.

SECTION 3. DUTIES OF THE CUSTODIAN WITH RESPECT TO CERTAIN PROPERTY OF THE FUNDS HELD OUTSIDE OF THE UNITED STATES

     SECTION 3.1
DEFINITIONS. The following capitalized terms shall have the respective following meanings:

"FOREIGN SECURITIES SYSTEM" means a clearing agency or a securities depository listed on Schedule A hereto.

"FOREIGN SUB-CUSTODIAN" means a foreign banking institution set forth on Schedule A hereto.

     SECTION 3.2
HOLDING SECURITIES. The Custodian shall identify on its books as belonging to the Funds the foreign securities held by each Foreign Sub-Custodian or Foreign Securities System. The Custodian may hold foreign securities for all of its customers, including the Funds, with any Foreign Sub-Custodian in an account that is identified as belonging to the Custodian for the benefit of its customers, provided however, that (i) the records of the Custodian with respect to foreign securities of the Funds which are maintained in such account shall identify those securities as belonging to the Funds and (ii) the Custodian shall require that securities so held by the Foreign Sub-Custodian be held separately from any assets of such Foreign Sub-Custodian or of other customers of such Foreign Sub-Custodian.

     SECTION 3.3
FOREIGN SECURITIES SYSTEMS. Foreign securities shall be maintained in a Foreign Securities System in a designated country only through arrangements implemented by the Foreign Sub-Custodian in such country pursuant to the terms of this Agreement.

     SECTION 3.4  TRANSACTIONS IN FOREIGN CUSTODY ACCOUNT.

     3.4.1.
Delivery of Foreign Securities.  The Custodian or a Foreign Sub-Custodian shall
-------- -- ------- -----------
release and deliver foreign securities of the Funds held by such Foreign Sub-Custodian, or in a Foreign Securities System account, only upon receipt of Proper Instructions, which may be continuing instructions when deemed appropriate by the parties, and only in the following cases:

     (i)
            upon the sale of such foreign securities for the Funds in accordance with reasonable market practice in the country where such foreign securities are held or traded, including, without limitation: (A) delivery against expectation of receiving later payment; or (B) in the case of a sale effected through a Foreign Securities System in accordance with the rules governing the operation of the Foreign Securities System;

     (ii)
            in connection with any repurchase agreement related to foreign securities;

     (iii)
            to the depository agent in connection with tender or other similar offers for foreign securities of the Funds;

     (iv)
            to the issuer thereof or its agent when such foreign securities are called, redeemed, retired or otherwise become payable;

     (v)
            to the issuer thereof, or its agent, for transfer into the name of the Custodian (or the name of the respective Foreign Sub-Custodian or of any nominee of the Custodian or such Foreign Sub-Custodian) or for exchange for a different number of bonds, certificates or other evidence representing the same aggregate face amount or number of units;

     (vi)
            to brokers, clearing banks or other clearing agents for examination or trade execution in accordance with market custom; provided that in any such case the Foreign Sub-Custodian shall have no responsibility or liability for any loss arising from the delivery of such securities prior to receiving payment for such securities except as may arise from the Foreign Sub-Custodian's own negligence or willful misconduct;

     (vii)for exchange or conversion pursuant to any plan of merger, consolidation, recapitalization, reorganization or readjustment of the securities of the issuer of such securities, or pursuant to provisions for conversion contained in such securities, or pursuant to any deposit agreement;

     (viii)
            in the case of warrants, rights or similar foreign securities, the surrender thereof in the exercise of such warrants, rights or similar securities or the surrender of interim receipts or temporary securities for definitive securities;

     (ix)
            or delivery as security in connection with any borrowing by the Funds requiring a pledge of assets by the Funds;

     (x)in connection with trading in options and futures contracts, including delivery as original margin and variation margin;

     (xi)    in connection with the lending of foreign securities; and

     (xii)
            for any other proper purpose, but only upon receipt of Proper Instructions specifying the foreign securities to be delivered, setting forth the purpose for which such delivery is to be made, declaring such purpose to be a proper Fund purpose, and naming the person or persons to whom delivery of such securities shall be made.

     3.4.2.
Payment of Fund Monies.  Upon receipt of Proper Instructions, which may be
------- -- ---- -------
continuing instructions when deemed appropriate by the parties, the Custodian shall pay out, or direct the respective Foreign Sub-Custodian or the respective Foreign Securities System to pay out, monies of a Fund in the following cases only:

     (i)upon the purchase of foreign securities for the Fund, unless otherwise directed by Proper Instructions, by (A) delivering money to the seller thereof or to a dealer therefor (or an agent for such seller or dealer) against expectation of receiving later delivery of such foreign securities; or (B) in the case of a purchase effected through a Foreign Securities System, in accordance with the rules governing the operation of such Foreign Securities System;

     (ii)
            in connection with the conversion, exchange or surrender of foreign securities of the Fund;

     (iii)
            for the payment of any expense or liability of the Fund, including but not limited to the following payments: interest, taxes, investment advisory fees, transfer agency fees, fees under this Agreement, legal fees, accounting fees, and other operating expenses;

     (iv)
            for the purchase or sale of foreign exchange or foreign exchange contracts for the Fund, including transactions executed with or through the Custodian or its Foreign Sub-Custodians;

     (v)in connection with trading in options and futures contracts, including delivery as original margin and variation margin;

     (vii)
            in connection with the borrowing or lending of foreign securities;
            and

     (viii)
            for any other proper Fund purpose, but only upon receipt of Proper Instructions specifying the amount of such payment, setting forth the purpose for which such payment is to be made, declaring such purpose to be a proper Fund purpose, and naming the person or persons to whom such payment is to be made.

     3.4.3.
Market Conditions.  Notwithstanding any provision of this Agreement to the
------ -----------
contrary, settlement and payment for foreign securities received for the account of the Funds and delivery of foreign securities maintained for the account of the Funds may be effected in accordance with the customary established securities trading or processing practices and procedures in the country or market in which the transaction occurs, including, without limitation, delivering foreign securities to the purchaser thereof or to a dealer therefor (or an agent for such purchaser or dealer) with the expectation of receiving later payment for such foreign securities from such purchaser or dealer.

     SECTION 3.5
REGISTRATION OF FOREIGN SECURITIES. The foreign securities maintained in the custody of a Foreign Custodian (other than bearer securities) shall be registered in the name of the applicable Fund or in the name of the Custodian or in the name of any Foreign Sub-Custodian or in the name of any nominee of the foregoing, and the Fund agrees to hold any such nominee harmless from any liability as a holder of record of such foreign securities. The Custodian or a Foreign Sub-Custodian shall not be obligated to accept securities on behalf of a Fund under the terms of this Agreement unless the form of such securities and the manner in which they are delivered are in accordance with reasonable market practice.

     SECTION 3.6
BANK ACCOUNTS. A bank account or bank accounts opened and maintained outside the United States on behalf of a Fund with a Foreign Sub-Custodian shall be subject only to draft or order by the Custodian or such Foreign Sub-Custodian, acting pursuant to the terms of this Agreement to hold cash received by or from or for the account of the Fund.

     SECTION 3.7
COLLECTION OF INCOME. The Custodian shall use reasonable commercial efforts to collect all income and other payments with respect to the foreign securities held hereunder to which the Funds shall be entitled and shall credit such income, as collected, to the applicable Fund. In the event that extraordinary measures are required to collect such income, the Fund and the Custodian shall consult as to such measures and as to the compensation and expenses of the Custodian relating to such measures.

     SECTION 3.8
PROXIES. With respect to the foreign securities held under this Section 3, the Custodian will use reasonable commercial efforts to facilitate the exercise of voting and other shareholder proxy rights, subject always to the laws, regulations and practical constraints that may exist in the country where such securities are issued. The Fund acknowledges that local conditions, including lack of regulation, onerous procedural obligations, lack of notice and other factors may have the effect of severely limiting the ability of the Fund to exercise shareholder rights.

     SECTION 3.9
COMMUNICATIONS RELATING TO FOREIGN SECURITIES. The Custodian shall transmit promptly to the Fund written information (including, without limitation, pendency of calls and maturities of foreign securities and expirations of rights in connection therewith) received by the Custodian in connection with the foreign securities being held for the account of the Fund. With respect to tender or exchange offers, the Custodian shall transmit promptly to the Fund written information so received by the Custodian in connection with the foreign securities whose tender or exchange is sought or from the party (or its agents) making the tender or exchange offer.

     SECTION 3.10
LIABILITY OF FOREIGN SUB-CUSTODIANS AND FOREIGN SECURITIES SYSTEMS. Each agreement pursuant to which the Custodian employs as a Foreign Sub-Custodian shall, to the extent possible, require the Foreign Sub-Custodian to exercise reasonable care in the performance of its duties and, to the extent possible, to indemnify, and hold harmless, the Custodian from and against any loss, damage, cost, expense, liability or claim arising out of or in connection with the Foreign Sub-Custodian's performance of such obligations. At the Fund's election, the Funds shall be entitled to be subrogated to the rights of the Custodian with respect to any claims against a Foreign Sub-Custodian as a consequence of any such loss, damage, cost, expense, liability or claim if and to the extent that the Funds have not been made whole for any such loss, damage, cost, expense, liability or claim.

     SECTION 3.11
TAX LAW.   The Custodian shall have no responsibility or liability for any obligations now or hereafter imposed on the Fund or the Custodian as custodian of the Funds by the tax law of the United States or of any state or political subdivision thereof. It shall be the responsibility of the Fund to notify the Custodian of the obligations imposed on the Fund or the Custodian as custodian of the Funds by the tax law of countries set forth on Schedule A hereto, including responsibility for withholding and other taxes, assessments or other governmental charges, certifications and governmental reporting. The sole responsibility of the Custodian with regard to such tax law shall be to use reasonable efforts to assist the Fund with respect to any claim for exemption or refund under the tax law of countries for which the Fund has provided such information.


SECTION 4. PAYMENTS FOR REPURCHASES OR REDEMPTIONS AND SALES OF SHARES.

     From such funds as may be available for the purpose, the Custodian shall, upon receipt of instructions from the Transfer Agent, make funds available for payment to holders of Shares which have delivered to the Transfer Agent a request for redemption or repurchase of their Shares. In connection with the redemption or repurchase of Shares, the Custodian is authorized upon receipt of, and in accordance with, instructions from the Transfer Agent to wire funds to or through a commercial bank designated by the redeeming shareholders. In connection with the redemption or repurchase of Shares, the Custodian shall honor checks drawn on the Custodian by a holder of Shares, which checks have been furnished by the Fund to the holder of Shares, when presented to the Custodian in accordance with such written procedures and controls as may be mutually agreed upon from time to time between the Fund and the Custodian.

     The Custodian shall receive from the distributor for the Shares or from the Transfer Agent and deposit to the account of the Fund such payments as are received by the distributor or the Transfer Agent, as the case may be, for Shares issued or sold from time to time. The Custodian will notify the Fund and the Transfer Agent of any payments for Shares received by it from time to time.


SECTION 5. DUTIES OF CUSTODIAN WITH RESPECT TO THE BOOKS OF ACCOUNT AND CALCULATION OF NET ASSET VALUE AND NET INCOME.

     The Custodian shall cooperate with and supply necessary information to the entity or entities appointed by the Board to keep the books of account of the Fund and/or compute the net asset value per Share of the outstanding Shares or, if directed in writing to do so by the Fund, shall itself keep such books of account and/ or compute such net asset value per Share. If so directed, the Custodian shall also (i) calculate daily the net income of the Fund as described in the Prospectus and shall advise the Fund and the Transfer Agent daily of the total amounts of such net income, and/ or (ii) advise the Transfer Agent periodically of the division of such net income among its various components. The calculations of the net asset value per share and the daily income of the Fund shall be made at the time or times described from time to time in the Prospectus.

SECTION 6. PROPER INSTRUCTIONS.

     "Proper Instructions," as such term is used throughout this Agreement, means either (i) a writing, including a facsimile transmission, signed by one or more persons as set forth on, and in accordance with, an "Authorized Persons List," as such term is defined herein (each such instruction a "Written Proper Instruction"), (ii) a "Client Originated Electronic Financial Instruction," as such term is defined in the Data Access Services Addendum hereto, given in accordance with the terms of such Addendum, or (iii) instructions received by the Custodian from a third party in accordance with any three-party agreement which requires a segregated asset account in accordance with Section 2.11.

     Each Written Proper Instruction shall set forth a brief description of the type of transaction involved (choosing from among the types of transactions set forth on the Authorized Persons List), including a specific statement of the purpose for which such action is requested, and any modification to a Written Proper Instruction must itself be a Written Proper Instruction and subject to all the provisions herein relating to Written Proper Instructions. The Fund will provide the Custodian with an "Authorized Persons List," which list shall set forth (a) the names of the individuals (each an "Authorized Person") who are authorized by the Board to give Written Proper Instructions with respect to the transactions described therein, and (b) the number of Authorized Persons whose signature or approval, as the case may be, is necessary for the Custodian to be able to act in accordance with such Written Proper Instructions with respect to a particular type of transaction. The Custodian may accept oral instructions or instructions delivered via electronic mail as Proper Instructions if the Custodian reasonably believes such instructions to have been given by an Authorized Person or Persons (as appropriate to the type of transaction); provided, however, that in no event will instructions delivered orally or via electronic mail be considered Proper

Instructions with respect to transactions involving the movement of cash, securities or other assets of a Fund. The Custodian shall be entitled to rely upon instructions given in accordance with an Authorized Persons List until it actually receives written notice from the Board of the applicable Fund to the contrary.


SECTION 7. EVIDENCE OF AUTHORITY.

     Subject to Section 9 hereof, the Custodian shall be protected in acting upon any instructions, notice, request, consent, certificate or other instrument or paper reasonably and in good faith believed by it to be genuine and to have been properly executed by or on behalf of the Fund. The Custodian may receive and accept a copy of a vote of the Board, certified by the secretary or an assistant secretary of the applicable Fund, as conclusive evidence (a) of the authority of any person to act in accordance with such vote or (b) of any determination or of any action by the Board described in such vote, and such vote may be considered as in full force and effect until receipt by the Custodian of written notice to the contrary.

SECTION 8. ACTIONS PERMITTED WITHOUT EXPRESS AUTHORITY.

     The Custodian may in its discretion and without express authority from the
Fund:

     1)
          make payments to itself or others for minor expenses of handling investments or other similar items relating to its duties under this Agreement, provided that all such payments shall be accounted for to the Fund;

     2) surrender investments in temporary form for investments in definitive form;

     3) endorse for collection, in the name of the Fund, checks, drafts and other negotiable instruments; and

     4) in general, attend to all non-discretionary details in connection with the sale, exchange, substitution, purchase, transfer and other dealings with the investments and property of the Fund except as otherwise directed by the Board.

SECTION 9. RESPONSIBILITY OF CUSTODIAN.

     The Custodian shall not be responsible for the title, validity or genuineness of any property or evidence of title thereto received by it or delivered by it pursuant to this Agreement and shall be held harmless in acting upon any notice, request, consent, certificate or other instrument reasonably believed by it to be genuine and to be signed by the proper party or parties, including any futures commission merchant acting pursuant to the terms of a three-party futures or options agreement. Notwithstanding anything to the contrary herein, the Custodian shall be held to the exercise of reasonable care in carrying out the provisions of this Agreement, and it shall be kept indemnified by and shall be without liability to the Fund for any action taken or omitted by it in good faith without negligence. In order for the indemnification provision contained in this Section to apply, it is understood that if in any case the Fund may be asked by the Custodian to indemnify or hold the Custodian harmless, the Fund shall be fully and promptly advised of all pertinent facts concerning the situation in question, and it is further understood that the Custodian will use reasonable care to identify, and notify the Fund promptly concerning, any situation which presents or appears likely to present the probability of such a claim for indemnification. The Fund shall have the option to defend the Custodian against any claim which may be the subject of a claim for indemnification hereunder, and in the event that the Fund so elects, it will notify the Custodian thereof and, thereupon, (i) the Fund shall take over complete defense of the claim and (ii) the Custodian shall initiate no further legal or other expenses with respect to such claim. The Custodian shall in no case confess any claim or make any compromise with respect to any claim for which it will seek indemnity from the Fund except with the Fund's prior written consent. Nothing herein shall be construed to limit any right or cause of action on the part of the Custodian under this Agreement which is independent of any right or cause of action on the part of the Fund. The Custodian shall be entitled to rely on and may act upon advice of counsel (who may be counsel for the Fund or other such counsel as agreed to by the parties) on all matters, and shall be without liability for any action reasonably taken or omitted pursuant to such advice. The Custodian shall be entitled to rely upon, and shall have no duty of inquiry with respect to, the accuracy of any representation or warranty given to it by the Fund or any duly-authorized employee or agent thereof, and shall be without liability for any action reasonably taken or omitted by it in reliance thereon. Regardless of whether assets held pursuant to this Agreement are maintained in the custody of a foreign banking institution, a foreign securities depository, or a branch or affiliate of a U.S. bank, the Custodian shall not be liable for any loss, damage, cost, expense, liability

     The Custodian shall not be responsible for the title, validity or genuineness of any property or evidence of title thereto received by it or delivered by it pursuant to this Agreement and shall be held harmless in acting upon any notice, request, consent, certificate or other instrument reasonably believed by it to be genuine and to be signed by the proper party or parties, including any futures commission merchant acting pursuant to the terms of a three-party futures or options agreement. Notwithstanding anything to the contrary herein, the Custodian shall be held to the exercise of reasonable care in carrying out the provisions of this Agreement, and it shall be kept indemnified by and shall be without liability to the Fund for any action taken or omitted by it in good faith without negligence. In order for the indemnification provision contained in this Section to apply, it is understood that if in any case the Fund may be asked by the Custodian to indemnify or hold the Custodian harmless, the Fund shall be fully and promptly advised of all pertinent facts concerning the situation in question, and it is further understood that the Custodian will use reasonable care to identify, and notify the Fund promptly concerning, any situation which presents or appears likely to present the probability of such a claim for indemnification. The Fund shall have the option to defend the Custodian against any claim which may be the subject of a claim for indemnification hereunder, and in the event that the Fund so elects, it will notify the Custodian thereof and, thereupon, (i) the Fund shall take over complete defense of the claim and (ii) the Custodian shall initiate no further legal or other expenses with respect to such claim. The Custodian shall in no case confess any claim or make any compromise with respect to any claim for which it will seek indemnity from the Fund except with the Fund's prior written consent. Nothing herein shall be construed to limit any right or cause of action on the part of the Custodian under this Agreement which is independent of any right or cause of action on the part of the Fund. The Custodian shall be entitled to rely on and may act upon advice of counsel (who may be counsel for the Fund or other such counsel as agreed to by the parties) on all matters, and shall be without liability for any action reasonably taken or omitted pursuant to such advice. The Custodian shall be entitled to rely upon, and shall have no duty of inquiry with respect to, the accuracy of any representation or warranty given to it by the Fund or any duly-authorized employee or agent thereof, and shall be without liability for any action reasonably taken or omitted by it in reliance thereon. Regardless of whether assets held pursuant to this Agreement are maintained in the custody of a foreign banking institution, a foreign securities depository, or a branch or affiliate of a U.S. bank, the Custodian shall not be liable for any loss, damage, cost, expense, liability

     If the Fund requires the Custodian to take any action with respect to investments, which action involves the payment of money or which action may, in the reasonable opinion of the Custodian, result in the Custodian or its nominee assigned to the Fund being liable for the payment of money or incurring liability of some other form, the Fund, as a prerequisite to requiring the Custodian to take such action, shall provide indemnity to the Custodian in an amount and form satisfactory to it.

     If the Custodian, or any of its affiliates, subsidiaries or agents, advances cash or investments to the Fund for any purpose (including but not limited to securities settlements, foreign exchange contracts and assumed settlement), or in the event that the Custodian or its nominee shall incur or be assessed any taxes, charges, expenses, assessments, claims or liabilities in connection with the performance of this Agreement, except such as may arise from its or its nominee's own negligent action, negligent failure to act or willful misconduct, any property at any time held for the account of the Fund shall be security therefor, and should the Fund fail to repay the Custodian promptly the Custodian shall be entitled to utilize available cash and to dispose of the Fund assets to the extent necessary to obtain reimbursement, provided that the Custodian gives the Fund reasonable notice to repay such cash or securities advanced, and provided further that such notice requirement shall not preclude the Custodian's right to assert and execute on such lien.

     Except as may arise from the Custodian's own negligence or willful misconduct, or the negligence or willful misconduct of a subcustodian or agent appointed by the Custodian, the Fund agrees to indemnify and hold the Custodian harmless from and against any and all costs, expenses, losses, damages, charges, reasonable counsel fees, payments and liabilities which may be asserted against the Custodian (i) acting in accordance with any Proper Instruction, or (ii) for any acts or omissions of CHASE MANHATTAN BANK N.A.

     Notwithstanding any provision herein to the contrary, to the extent the Custodian is found to be liable hereunder for any loss, liability, claim, expense or damage, the Custodian shall be liable only for such loss, liability, claim, expense or damage which was reasonably foreseeable.

SECTION 10.    EFFECTIVE PERIOD, TERMINATION AND AMENDMENT.

     This Agreement shall become effective as of the date of its execution, shall continue in full force and effect until terminated as hereinafter provided, may be amended at any time by mutual agreement of the parties hereto, and may be terminated by either party by an instrument in writing delivered or mailed, postage prepaid to the other party, such termination to take effect not sooner than thirty (30) days after the date of such delivery or mailing in the case of a termination by the Fund, and not sooner than one hundred eighty (180) days after the date of such delivery or mailing in the case of termination by the Custodian; provided, however that the Custodian shall not act under Section
2.9 hereof in the absence of receipt of an initial certificate of a Fund's secretary, or an assistant secretary thereof, that the Board has approved the initial use of a particular U.S. Securities System, as required by the 1940 Act or any applicable Rule thereunder, and that the Custodian shall not act under
Section 2.10 hereof in the absence of receipt of an initial certificate of a Fund's secretary, or an assistant secretary thereof, that the Board has approved the initial use of the Direct Paper System; provided further, however, that the Fund shall not amend or terminate this Agreement in contravention of any applicable federal or state regulations, or any provision of the Fund's articles of incorporation, agreement of trust, by-laws and/or registration statement (as applicable, the "GOVERNING DOCUMENTS"); and further provided that the Fund may at any time by action of its Board (i) substitute another bank or trust company for the Custodian by giving notice as described above to the Custodian, or (ii) immediately terminate this Agreement in the event of the appointment of a conservator or receiver for the Custodian by the United States Comptroller of the Currency or upon the happening of a like event at the direction of an appropriate regulatory agency or court of competent jurisdiction.

     Upon termination of the Agreement, the Fund shall pay to the Custodian such compensation as may be due as of the date of such termination and shall likewise reimburse the Custodian for its reasonable costs, expenses and disbursements, provided that the Custodian shall not incur any costs, expenses or disbursements specifically in connection with such termination unless it has received prior approval from the Fund, such approval not to be unreasonably withheld.

SECTION 11.    SUCCESSOR CUSTODIAN.

     If a successor custodian shall be appointed by the Board, the Custodian shall, upon termination, deliver to such successor custodian at the offices of the Custodian, duly endorsed and in the form for transfer, all investments and other properties then held by it hereunder, and shall transfer to an account of the successor custodian all of the Fund's investments held in a Securities System. If no such successor custodian shall be appointed, the Custodian shall, in like manner, upon receipt of a copy of a vote of the Board, certified by the secretary or an assistant secretary of the applicable Fund, deliver at the offices of the Custodian and transfer such investments, funds and other properties in accordance with such vote. In the event that no written order designating a successor custodian or certified copy of a vote of the Board shall have been delivered to the Custodian on or before the date when such termination shall become effective, then the Custodian shall have the right to deliver to a bank or trust company, which is a "bank" as defined in the 1940 Act, doing business in Boston, Massachusetts, or New York, New York, of its own selection and having an aggregate capital, surplus, and undivided profits, as shown by its last published report, of not less than $100,000,000, all property held by the Custodian under this Agreement and to transfer to an account of such successor custodian all of the Fund's investments held in any Securities System; thereafter, such bank or trust company shall be the successor of the Custodian under this Agreement.

     In the event that any property held pursuant to this Agreement remains in the possession of the Custodian after the date of termination hereof owing to failure of the Fund to procure the certified copy of the vote referred to or of the Board to appoint a successor custodian, the Custodian shall be entitled to fair compensation for its services during such period as the Custodian retains possession of such property, and the provisions of this Agreement relating to the duties and obligations of the Custodian shall remain in full force and effect.

SECTION 12.    GENERAL.

     SECTION 12.1
COMPENSATION OF CUSTODIAN. The Custodian shall be entitled to compensation for its services and reimbursement of its expenses as Custodian as agreed upon from time to time between the Fund and the Custodian.

     SECTION 12.2
MASSACHUSETTS LAW TO APPLY. This Agreement shall be construed and the provisions thereof interpreted under and in accordance with laws of The Commonwealth of Massachusetts.

     SECTION 12.3
RECORDS. The Custodian shall create and maintain all records relating to its activities and obligations under this Agreement in such manner as will meet the obligations of the Fund under the 1940 Act, with particular attention to Section 31 thereof and Rules 31a-1 and 31a-2 thereunder. All such records shall be the property of the Fund and shall at all times during the regular business hours of the Custodian be open for inspection by duly authorized officers, employees or agents of the Fund and employees and agents of the SEC. The Custodian shall, at the Fund's request, supply the Fund with a tabulation of investments owned by the Fund and held by the Custodian hereunder, and shall, when requested to do so by an officer of the Fund, and for such compensation as shall be agreed upon between the Fund and the Custodian, include certificate numbers in such tabulations.

     SECTION 12.4
OPINION OF FUND'S INDEPENDENT ACCOUNTANT. The Custodian shall take all reasonable action as the Fund may from time to time request to obtain from year to year favorable opinions from the Fund's independent accountants with respect to its activities hereunder in connection with the preparation of the Fund's Form N-1A, the preparation of the Fund's Form N-SAR, the preparation of any other annual reports to the SEC with respect to the Fund, and with respect to any other requirements of the SEC.

     SECTION 12.5
INTERPRETIVE AND ADDITIONAL PROVISIONS. In connection with the operation of this Agreement, the Custodian and the Fund may from time to time agree on such provisions interpretive of or in addition to the provisions of this Agreement as may in their joint opinion be consistent with the general tenor of this Agreement. Any such interpretive or additional provisions shall be in a writing signed by both parties and shall be annexed hereto, provided that no such interpretive or additional provisions shall contravene any applicable federal or state regulations or any provision of the Governing Documents. No interpretive or additional provisions made as provided in the preceding sentence shall be deemed to be an amendment of this Agreement.

     SECTION 12.6
BOND. The Custodian shall at all times maintain a bond in such form and amount as is acceptable to the Fund, which shall be issued by a reputable fidelity insurance company authorized to do business in the place where such bond is issued, against larceny and embezzlement, covering each officer and employee of the Custodian who may, singly or jointly with others, have access to securities or funds of the Fund, either directly or through authority to receive and carry out any certificate instruction, order request, note or other instrument required or permitted by this Agreement. The Custodian agrees that it shall not cancel, terminate or modify such bond insofar as it adversely affects the Fund except after written notice given to the Fund not less than 10 days prior to the effective date of such cancellation, termination or modification. The Custodian shall, upon request, furnish to the Fund a copy of each such bond and each amendment thereto.

     SECTION 12.7
CONFIDENTIALITY. The Custodian agrees to treat all records and other information relative to the Fund and its prior, present or future shareholders as confidential, and the Custodian, on behalf of itself and its employees, agrees to keep confidential all such information except, after prior notification to and approval in writing by the Fund, which approval shall not be unreasonably withheld and may not be withheld where the Custodian may be exposed to civil or criminal contempt proceedings for failure to comply when requested to divulge such information by duly constituted authorities, or when so requested by the Fund.

     SECTION 12.8
EXEMPTION FROM LIEN. Except as set forth in Section 9 hereof, the securities and other assets held by the Custodian hereunder shall not be subject to lien or charge of any kind in favor of the Custodian or any person claiming through the Custodian. Nothing herein shall be deemed to deprive the Custodian of its right to invoke any and all remedies available at law or equity to collect amounts due it under this Agreement.

     SECTION 12.9
ASSIGNMENT. This Agreement may not be assigned by either party without the written consent of the other, except that either party may assign its rights and obligations hereunder to a party controlling, controlled by, or under common control with such party.

     SECTION 12.10 PRIOR AGREEMENTS. Without derogating the rights established thereunder prior to the date of this Agreement, this Agreement supersedes and terminates, as of the date hereof, all prior agreements between the Fund and the Custodian relating to the custody of Fund assets.

     SECTION 12.11 COUNTERPARTS. This Agreement may be executed in several counterparts, each of which shall be deemed to be an original, and all such counterparts taken together shall constitute but one and the same Agreement.

     SECTION 12.12 NOTICES. Any notice, instruction or other instrument required to be given hereunder may be delivered in person to the offices of the parties as set forth herein during normal business hours or delivered prepaid registered mail or by telex, cable or telecopy to the parties at the following addresses or such other addresses as may be notified by any party from time to time.

  To any Fund:       c/o T. ROWE PRICE ASSOCIATES, INC.
                     100 East Pratt Street
                     Baltimore, Maryland 21202
                     Attention:  Carmen Deyesu
                     Telephone:  410-345-6658
                     Telecopy:  410-685-8827/8830

  To the Custodian: STATE STREET BANK AND TRUST COMPANY
                     1776 Heritage Drive
                     North Quincy, Massachusetts 02171, U.S.A.
                     Attention: Carol C. Ayotte
                     Telephone:  617-985-6894
                     Telecopy:  617-537-6321

     Such notice, instruction or other instrument shall be deemed to have been served in the case of a registered letter at the expiration of five business days after posting, in the case of cable twenty-four hours after dispatch and, in the case of telex, immediately on dispatch and if delivered outside normal business hours it shall be deemed to have been received at the next time after delivery when normal business hours commence and in the case of cable, telex or telecopy on the business day after the receipt thereof. Evidence that the notice was properly addressed, stamped and put into the post shall be conclusive evidence of posting.

     SECTION 12.13 ENTIRE AGREEMENT. This Agreement (including all schedules, appendices, exhibits and attachments hereto) constitutes the entire Agreement between the parties with respect to the subject matter hereof.

     SECTION 12.14 HEADINGS NOT CONTROLLING. Headings used in this Agreement are for reference purposes only and shall not be deemed a part of this Agreement.

     SECTION 12.15 SURVIVAL. All provisions regarding indemnification, confidentiality, warranty, liability and limits thereon shall survive following the expiration or termination of this Agreement.

     SECTION 12.16 SEVERABILITY. In the event any provision of this Agreement is held illegal, void or unenforceable, the balance shall remain in effect.

     SECTION 12.17 THE PARTIES. All references herein to the "Fund" are to each of the funds listed on Appendix A hereto individually, as if this Agreement were between such individual Fund and the Custodian. In the case of a series fund or trust, all references to the "Fund" are to the individual series or portfolio of such fund or trust, or to such fund or trust on behalf of the individual series or portfolio, as appropriate. Any reference in this Agreement to "the parties" shall mean the Custodian and such other individual Fund as to which the matter pertains. Each Fund hereby represents and warranties that (i) it has the requisite power and authority under applicable laws and its Governing Documents to enter into and perform this Agreement, (ii) all requisite proceedings have been taken to authorize it to enter into and perform this Agreement, and (iii) its entrance into this Agreement shall not cause a material breach or be in material conflict with any other agreement or obligation of the Fund or any law or regulation applicable to it.

     SECTION 12.18 DIRECTORS AND TRUSTEES. It is understood and is expressly stipulated that neither the holders of Shares nor any member of the Board be personally liable hereunder. Whenever reference is made herein to an action required to be taken by the Board, such action may also be taken by the Board's executive committee.

     SECTION 12.19 MASSACHUSETTS BUSINESS TRUST. With respect to any Fund which is a party to this Agreement and which is organized as a Massachusetts business trust, the term "Fund" means and refers to the trustees from time to time serving under the applicable trust agreement of such trust, as the same may be amended from time to time (the "DECLARATION OF TRUST"). It is expressly agreed that the obligations of any such Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of the Fund personally, but bind only the trust property of the Fund as set forth in the applicable Declaration of Trust. In the case of each Fund which is a Massachusetts business trust (in each case, a "TRUST"), the execution and delivery of this Agreement on behalf of the Trust has been authorized by the trustees, and signed by an authorized officer, of the Trust, in each case acting in such capacity and not individually, and neither such authorization by the trustees nor such execution and delivery by such officer shall be deemed to have been made by any of them individually, but shall bind only the trust property of the Trust as provided in its Declaration of Trust.

     SECTION 12.20 REPRODUCTION OF DOCUMENTS. This Agreement and all schedules, exhibits, attachments and amendments hereto may be reproduced by any photographic, photostatic, microfilm, micro-card, miniature photographic or other similar process. The parties hereto all/each agree that any such reproduction shall be admissible in evidence as the original itself in any judicial or administrative proceeding, whether or not the original is in existence and whether or not such reproduction was made by a party in the regular course of business, and that any enlargement, facsimile or further reproduction of such reproduction shall likewise be admissible in evidence.

     SECTION 12.21 SHAREHOLDER COMMUNICATIONS ELECTION. SEC Rule 14b-2 requires banks which hold securities for the account of customers to respond to requests by issuers of securities for the names, addresses and holdings of beneficial owners of securities of that issuer held by the bank unless the beneficial owner has expressly objected to disclosure of this information. In order to comply with the rule, the Custodian needs the Fund to indicate whether it authorizes the Custodian to provide the Fund's name, address, and share position to requesting companies whose securities the Fund owns. If the Fund tells the Custodian "no", the Custodian will not provide this information to requesting companies. If the Fund tells the Custodian "yes" or does not check either "yes" or "no" below, the Custodian is required by the rule to treat the Fund as consenting to disclosure of this information for all securities owned by the Fund or any funds or accounts established by the Fund. For the Fund's protection, the Rule prohibits the requesting company from using the Fund's name and address for any purpose other than corporate communications. Please indicate below whether the Fund consents or objects by checking one of the alternatives below.

     YES [  ]
               The Custodian is authorized to release the Fund's name, address, and share positions.

     NO  [X]
               The Custodian is not authorized to release the Fund's name, address, and share positions.

              DATA ACCESS SERVICES ADDENDUM TO CUSTODIAN AGREEMENT

     Addendum to the Custodian Agreement (as defined below) between each fund listed on Appendix A to the Custodian Agreement, as such Appendix A is amended from time to time (each such fund listed on Appendix A shall be individually referred to herein as the "FUND"), and State Street Bank and Trust Company ("STATE STREET").

                                    PREAMBLE

     WHEREAS, State Street has been appointed as custodian of certain assets of the Fund pursuant to a certain Custodian Agreement (the "CUSTODIAN AGREEMENT") dated as of January 28, 1998, and amended thereafter from time to time;

     WHEREAS, State Street has developed and utilizes proprietary accounting and other systems, including State Street's proprietary Multicurrency HORIZON/R/ Accounting System, in its role as custodian of the Fund, and maintains certain Fund-related data ("FUND DATA") in databases under the control and ownership of State Street (the "DATA ACCESS SERVICES"); and

     WHEREAS, State Street makes available to the Fund (and certain of the Fund's agents as set forth herein) certain Data Access Services solely for the benefit of the Fund, and intends to provide additional services, consistent with the terms and conditions of this Addendum.

     NOW, THEREFORE, in consideration of the mutual covenants and agreements herein contained, and for other good and valuable consideration, the parties agree as follows:


1.   SYSTEM AND DATA ACCESS SERVICES

     a.
System.  Subject to the terms and conditions of this Addendum and solely for the
------
purpose of providing access to Fund Data as set forth herein, State Street hereby agrees to provide the Fund, or certain third parties approved by State Street that serve as the Fund's investment advisors, investment managers or fund accountants (the "FUND ACCOUNTANTS") or as the Fund's independent auditors (the "AUDITOR"), with access to State Street's Multicurrency HORIZON/R/ Accounting System and the other information systems described in Attachment A (collectively, the "SYSTEM") on a remote basis solely on the computer hardware, system software and telecommunication links described in Attachment B (the "DESIGNATED

CONFIGURATION") or on any designated substitute or back-up equipment configuration consented to in writing by State Street, such consent not to be unreasonably withheld.

     b.
Data Access Services.  State Street agrees to make available to the Fund the
---- ------ --------
Data Access Services subject to the terms and conditions of this Addendum and such data access operating standards and procedures as may be issued by State Street from time to time. The Fund shall be able to access the System to (i) originate electronic instructions to State Street in order to (a) effect the transfer or movement of cash or securities held under custody by State Street or
(b) transmit accounting or other information (the transactions described in (i)(a) and (i)(b) above are referred to herein as "CLIENT ORIGINATED ELECTRONIC FINANCIAL INSTRUCTIONS"), and (ii) access data for the purpose of reporting and analysis, which shall all be deemed to be Data Access Services for purposes of this Addendum.

     c.
Additional Services.  State Street may from time to time agree to make available
---------- --------
to the Fund additional Systems that are not described in the attachments to this Addendum. In the absence of any other written agreement concerning such additional systems, the term "SYSTEM" shall include, and this Addendum shall govern, the Fund's access to and use of any additional System made available by State Street and/or accessed by the Fund.

2.   NO USE OF THIRD PARTY SYSTEMS-LEVEL SOFTWARE

     State Street and the Fund acknowledge that in connection with the Data Access Services provided under this Addendum, the Fund will have access, through the Data Access Services, to Fund Data and to functions of State Street's proprietary systems; provided, however that in no event will the Fund have direct access to any third party systems-level software that retrieves data for, stores data from, or otherwise supports the System.

3.   LIMITATION ON SCOPE OF USE

     a.
Designated Equipment; Designated Locations.  The System and the Data Access
---------- ---------- ---------- ---------
Services shall be used and accessed solely on and through the Designated Configuration at the offices of the Fund or the Fund Accountants in Baltimore, Maryland or Owings Mills, Maryland ("DESIGNATED LOCATIONS").

     b.
Designated Configuration; Trained Personnel.   State Street and the Fund shall
---------- -------------- ------- ---------
be responsible for supplying, installing and maintaining the Designated Configuration at the Designated Locations. State Street and the Fund agree that each will engage or retain the services of trained personnel to enable both parties to perform their respective obligations under this Addendum. State Street agrees to use commercially reasonable efforts to maintain the System so that it remains serviceable, provided, however, that State Street does not guarantee or assure uninterrupted remote access use of the System.

     c.
Scope of Use.  The Fund will use the System and the Data Access Services only
----- -- ---
for the processing of securities transactions, the keeping of books of account for the Fund and accessing data for purposes of reporting and analysis. The Fund shall not, and shall cause its employees and agents not to (i) permit any unauthorized third party to use the System or the Data Access Services, (ii) sell, rent, license or otherwise use the System or the Data Access Services in the operation of a service bureau or for any purpose other than as expressly authorized under this Addendum, (iii) use the System or the Data Access Services for any fund, trust or other investment vehicle), other than as set forth herein, without the prior written consent of State Street, (iv) allow access to the System or the Data Access Services through terminals or any other computer or telecommunications facilities located outside the Designated Locations, (v) allow or cause any information (other than portfolio holdings, valuations of portfolio holdings, and other information reasonably necessary for the management or distribution of the assets of the Fund) transmitted from State Street's databases, including data from third party sources, available through use of the System or the Data Access Services to be redistributed or retransmitted to another computer, terminal or other device for other than use for or on behalf of the Fund or (vi) modify the System in any way, including without limitation developing any software for or attaching any devices or computer programs to any equipment, system, software or database which forms a part of or is resident on the Designated Configuration.

     d.
Other Locations.  Except in the event of an emergency or of a planned System
----- ---------
shutdown, the Fund's access to services performed by the System or to Data Access Services at the Designated Locations may be transferred to a different location only upon the prior written consent of State Street. In the event of an emergency or System shutdown, the Fund may use any back-up site included in the Designated Configuration or any other back-up site agreed to by State Street, which agreement will not be unreasonably withheld. The Fund may secure from State Street the right to access the System or the Data Access Services through computer and telecommunications facilities or devices complying with the Designated Configuration at additional locations only upon the prior written consent of State Street and on terms to be mutually agreed upon by the parties.

     e.
Title.  Title and all ownership and proprietary rights to the System, including
-----
any enhancements or modifications thereto, whether or not made by State Street, are and shall remain with State Street.

     f.
No Modification.  Without the prior written consent of State Street, the Fund
-- ------------
shall not modify, enhance or otherwise create derivative works based upon the System, nor shall the Fund reverse engineer, decompile or otherwise attempt to secure the source code for all or any part of the System.

     g.
Security Procedures.  The Fund shall comply with data access operating standards
-------- ----------
and procedures and with user identification or other password control requirements and other security procedures as may be issued from time to time by State Street for use of the System on a remote basis and to access the Data Access Services. The Fund shall have access only to the Fund Data and authorized transactions agreed upon from time to time by State Street and, upon notice from State Street, the Fund shall discontinue remote use of the System and access to Data Access Services for any security reasons cited by State Street; provided, that, in such event, State Street shall, for a period not less than 180 days (or such other shorter period specified by the Fund) after such discontinuance, assume responsibility to provide accounting services under the terms of the Custodian Agreement.

     h.
Inspections.  State Street shall have the right to inspect the use of the System
-----------
and the Data Access Services by the Fund, the Fund Accountants and the Auditor to ensure compliance with this Addendum. The on-site inspections shall be upon prior written notice to Fund, the Fund Accountants and the Auditor and at reasonably convenient times and frequencies so as not to result in an unreasonable disruption of the Fund's or the Fund Accountants' or the Auditor respective businesses.

4.   PROPRIETARY INFORMATION

     a.
Proprietary Information.  The Fund acknowledges and State Street represents that
----------- -----------
the System and the databases, computer programs, screen formats, report formats, interactive design techniques, documentation and other information made available to the Fund by State Street as part of the Data Access Services and through the use of the System constitute copyrighted, trade secret, or other proprietary information of substantial value to State Street. Any and all such information provided by State Street to the Fund shall be deemed proprietary and confidential information of State Street (hereinafter "PROPRIETARY INFORMATION"). The Fund agrees that it will hold such Proprietary Information in the strictest confidence and secure and protect it in a manner consistent with its own procedures for the protection of its own confidential information and to take appropriate action by instruction or agreement with its employees or agents who are permitted access to the Proprietary Information to satisfy its obligations hereunder. The Fund further acknowledges that State Street shall not be required to provide the Fund Accountants or the Auditor with access to the System unless it has first received from the Fund Accountants and the Auditor an undertaking with respect to State Street's Proprietary Information in the form of Attachment C and/or Attachment C-1 to this Addendum. The Fund shall use all commercially reasonable efforts to assist State Street in identifying and preventing any unauthorized use, copying or disclosure of the Proprietary Information or any portions thereof or any of the logic, formats or designs contained therein.

     b.
Cooperation.  Without limitation of the foregoing, the Fund shall advise State
-----------
Street immediately in the event the Fund learns or has reason to believe that any person to whom the Fund has given access to the Proprietary Information, or any portion thereof, has violated or intends to violate the terms of this Addendum, and the Fund will, at its reasonable expense, cooperate with State Street in seeking injunctive or other equitable relief in the name of the Fund or State Street against any such person.

     c.
Injunctive Relief.  The Fund acknowledges that the disclosure of any Proprietary
---------- ------
Information, or of any information which at law or equity ought to remain confidential, will immediately give rise to continuing irreparable injury to State Street inadequately compensable in damages at law. In addition, State Street shall be entitled to obtain immediate injunctive relief against the breach or threatened breach of any of the foregoing undertakings, in addition to any other legal remedies which may be available.

     d.
Survival.  The provisions of this Section 4 shall survive the termination of
--------
this Addendum.

5.   LIMITATION ON LIABILITY

     a.
Standard of Care and Limitation on Amount and Time for Bringing Action.  State
-------- -- ---- --- ---------- -- ------ --- ---- --- -------- ------
Street shall be held to a standard of reasonable care with respect to all of its duties and obligations under this Addendum. The Fund agrees that any liability of State Street to the Fund or any third party arising with respect to the System or State Street's provision of Data Access Services under this Data Access Services Addendum shall be limited to the amount paid by the Fund for the preceding 24 months for such services. The foregoing limitation shall relate solely to State Street's provision of the Data Access Services pursuant to this Addendum and is not intended to limit State Street's responsibility to perform in accordance with the Custodian Agreement, including its duty to act in accordance with Proper Instructions. In no event shall State Street be liable to the Fund or any other party pursuant to this Addendum for any special, indirect, punitive or consequential damages even if advised of the possibility of such damages. No action, regardless of form, arising out of the terms of this Addendum may be brought by the Fund more than two years after the Fund has knowledge that the cause of action has arisen.

     b.
Limited Warranties.  NO OTHER WARRANTIES, WHETHER EXPRESS OR IMPLIED, INCLUDING,
------- ----------
WITHOUT LIMITATION, THE IMPLIED WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, ARE MADE BY STATE STREET.

     c.
Third-Party Data.  Organizations from which State Street may obtain certain data
----------- ----
included in the System or the Data Access Services are solely responsible for the contents of such data, and State Street shall have no liability for claims arising out of the contents of such third-party data, including, but not limited to, the accuracy thereof.

     d.
Regulatory Requirements.  As between State Street and the Fund, the Fund shall
---------- ------------
be solely responsible for the accuracy of any accounting statements or reports produced using the Data Access Services and the System and the conformity thereof with any requirements of law.

     e.
Force Majeure.  Neither party shall be liable for any costs or damages due to
----- -------
delay or nonperformance under this Data Access Services Addendum arising out of any cause or event beyond such party's control, including, without limitation, cessation of services hereunder or any damages resulting therefrom to the other party as a result of work stoppage, power or other mechanical failure, computer virus, natural disaster, governmental action, or communication disruption.

6.   INDEMNIFICATION

     The Fund agrees to indemnify and hold State Street harmless from any loss, damage or expense including reasonable attorney's fees, (a "loss") suffered by State Street arising from (i) the negligence or willful misconduct in the use by the Fund of the Data Access Services or the System, including any loss incurred by State Street resulting from a security breach at the Designated Locations or committed by the Fund's employees or agents or the Fund Accountants or the and Auditor, and (ii) any loss resulting from incorrect Client Originated Electronic Financial Instructions. State Street shall be entitled to rely on the validity and authenticity of Client Originated Electronic Financial Instructions without undertaking any further inquiry as long as such instruction is undertaken in conformity with security procedures established by State Street from time to time.

7.   FEES

     Fees and charges for the use of the System and the Data Access Services and related payment terms shall be as set forth in the custody fee schedule in effect from time to time between the parties (the "FEE SCHEDULE"). Any tariffs, duties or taxes imposed or levied by any government or governmental agency by reason of the transactions contemplated by this Addendum, including, without limitation, federal, state and local taxes, use, value added and personal property taxes (other than income, franchise or similar taxes which may be imposed or assessed against State Street) shall be borne by the Fund. Any claimed exemption from such tariffs, duties or taxes shall be supported by proper documentary evidence delivered to State Street.

8.   TRAINING, IMPLEMENTATION AND CONVERSION

     a.
Training.  State Street agrees to provide training, at a designated State Street
--------
training facility or at the Designated Locations, to the Fund's personnel in connection with the use of the System on the Designated Configuration. The Fund agrees that it will set aside, during regular business hours or at other times agreed upon by both parties, sufficient time to enable all operators of the System and the Data Access Services, designated by the Fund, to receive the training offered by State Street pursuant to this Addendum.

     b.
Installation and Conversion.  State Street and the Fund shall be responsible for
------------ --- ----------
the technical installation and conversion ("INSTALLATION AND CONVERSION") of the Designated Configuration. The Fund shall have the following responsibilities in connection with Installation and Conversion of the System:

     (i)
          The Fund shall be solely responsible for the timely acquisition and maintenance of the hardware and software that attach to the Designated Configuration in order to use the Data Access Services at the Designated Locations, and

     (ii)
          State Street and the Fund each agree that they will assign qualified personnel to actively participate during the Installation and Conversion phase of the System implementation to enable both parties to perform their respective obligations under this Addendum.

9.   SUPPORT

     During the term of this Addendum, State Street agrees to provide the support services set out in Attachment D to this Addendum.

10.  TERM

     a.
Term.  This Addendum shall become effective on the date of its execution by
----
State Street and shall remain in full force and effect until terminated as herein provided.

     b.
Termination.  Either party may terminate this Addendum (i)  for any reason by
-----------
giving the other party at least one-hundred and eighty (180) days' prior written notice in the case of notice of termination by State Street to the Fund or thirty (30) days' notice in the case of notice from the Fund to State Street of termination; or (ii) immediately for failure of the other party to comply with any material term and condition of the Addendum by giving the other party written notice of termination. In the event the Fund shall cease doing business, shall become subject to proceedings under the bankruptcy laws (other than a petition for reorganization or similar proceeding) or shall be adjudicated bankrupt, this Addendum and the rights granted hereunder shall, at the option of State Street, immediately terminate with notice to the Fund. This Addendum shall in any event terminate as to any Fund within ninety (90) days after the termination of the Custodian Agreement.

     c.
Termination of the Right to Use.  Upon termination of this Addendum for any
----------- -- --- ----- -- ---
reason, any right to use the System and access to the Data Access Services shall terminate and the Fund shall immediately cease use of the System and the Data Access Services. Immediately upon termination of this Addendum for any reason, the Fund shall return to State Street all copies of documentation and other Proprietary Information in its possession; provided, however, that in the event that either party terminates this Addendum or the Custodian Agreement for any reason other than the Fund's breach, State Street shall provide the Data Access Services for a period of time and at a price to be agreed upon in writing by the parties.

11.  MISCELLANEOUS

     a.Year 2000.  State Street will take all steps necessary to ensure that its
       ---- ----
products (and those of its third-party suppliers) reflect the available state of the art technology to offer products that are Year 2000 compliant, including, but not limited to, century recognition of dates, calculations that correctly compute same century and multi-century formulas and date values, and interface values that reflect the date issues arising between now and the next one-hundred years. If any changes are required, State Street will make the changes to its products at no cost to the Fund and in a commercially reasonable time frame and will require third-party suppliers to do likewise.

     b.
Assignment; Successors.  This Addendum and the rights and obligations of the
----------- ----------
Fund and State Street hereunder shall not be assigned by either party without the prior written consent of the other party, except that State Street may assign this Addendum to a successor of all or a substantial portion of its business, or to a party controlling, controlled by, or under common control with State Street.

     c.
Survival.  All provisions regarding indemnification, warranty, liability and
--------
limits thereon, and confidentiality and/or protection of proprietary rights and trade secrets shall survive the termination of this Addendum.

     d.
Entire Agreement.  This Addendum and the attachments hereto constitute the
------ ---------
entire understanding of the parties hereto with respect to the Data Access Services and the use of the System and supersedes any and all prior or contemporaneous representations or agreements, whether oral or written, between the parties as such may relate to the Data Access Services or the System, and cannot be modified or altered except in a writing duly executed by the parties. This Addendum is not intended to supersede or modify the duties and liabilities of the parties hereto under the Custodian Agreement or any other agreement between the parties hereto except to the extent that any such agreement specifically refers to the Data Access Services or the System. No single waiver or any right hereunder shall be deemed to be a continuing waiver.

     e.   Severability.
          ------------
If any provision or provisions of this Addendum shall be held to be invalid, unlawful, or unenforceable, the validity, legality, and enforceability of the remaining provisions shall not in any way be affected or impaired.

     f.
Governing Law.  This Addendum shall be interpreted and construed in accordance
--------- ---
with the internal laws of The Commonwealth of Massachusetts without regard to the conflict of laws provisions thereof.

                                  ATTACHMENT A

                   MULTICURRENCY HORIZON/R/ ACCOUNTING SYSTEM
                           SYSTEM PRODUCT DESCRIPTION


I. The Multicurrency HORIZON/R/ Accounting System is designed to provide lot level portfolio and general ledger accounting for SEC and ERISA type requirements and includes the following services: 1) recording of general ledger entries; 2) calculation of daily income and expense; 3) reconciliation of daily activity with the trial balance, and 4) appropriate automated feeding mechanisms to (i) domestic and international settlement systems, (ii) daily, weekly and monthly evaluation services, (iii) portfolio performance and analytic services,
(iv) customer's internal computing systems and (v) various State Street provided information services products.

II. GlobalQuest/R/ GlobalQuest/R/ is designed to provide customer access to the following information maintained on The Multicurrency HORIZON/R/ Accounting
System: 1) cash transactions and balances; 2) purchases and sales; 3) income receivables; 4) tax refund; 5) daily priced positions; 6) open trades; 7) settlement status; 8) foreign exchange transactions; 9) trade history; and 10) daily, weekly and monthly evaluation services.

III. HORIZON/R/ Gateway. HORIZON/R/ Gateway provides customers with the ability to (i) generate reports using information maintained on the Multicurrency HORIZON/R/ Accounting System which may be viewed or printed at the customer's location; (ii) extract and download data from the Multicurrency HORIZONR Accounting System; and (iii) access previous day and historical data.
 The following information which may be accessed for these purposes: 1) holdings; 2) holdings pricing; 3) transactions, 4) open trades; 5) income;
 6) general ledger and  7) cash.

IV.    State Street Interchange.  State Street Interchange is an open
       ------------------------
information delivery architecture wherein proprietary communication products, data formats and workstation tools are replaced by industry standards and is designed to enable the connection of State Street's network to customer networks, thereby facilitating the sharing of information.
                                  ATTACHMENT C

                                  UNDERTAKING
                               (FUND ACCOUNTANTS)

     The undersigned understands that in the course of its employment as Fund Accountant to each fund listed on Appendix A (as amended from time to time) to that certain Custodian Agreement dated as of January 28, 1998 (the "FUND"), it will have access to State Street Bank and Trust Company's Multicurrency HORIZON Accounting System and other information systems (collectively, the "SYSTEM").

     The undersigned acknowledges that the System and the databases, computer programs, screen formats, report formats, interactive design techniques, documentation, and other information made available to the Undersigned by State Street Bank and Trust Company ("STATE STREET") as part of the Data Access Services provided to the Fund and through the use of the System constitute copyrighted, trade secret, or other proprietary information of substantial value to State Street. Any and all such information provided by State Street to the Undersigned shall be deemed proprietary and confidential information of State Street (hereinafter "PROPRIETARY INFORMATION"). The undersigned agrees that it will hold such Proprietary Information in confidence and secure and protect it in a manner consistent with its own procedures for the protection of its own confidential information and to take appropriate action by instruction or agreement with its employees who are permitted access to the Proprietary Information to satisfy its obligations hereunder.

     The undersigned will not attempt to intercept data, gain access to data in transmission, or attempt entry into any system or files for which it is not authorized. It will not intentionally adversely affect the integrity of the System through the introduction of unauthorized code or data, or through unauthorized deletion.

     Upon notice by State Street for any reason, any right to use the System and access to the Data Access Services shall terminate and the Undersigned shall immediately cease use of the System and the Data Access Services. Immediately upon notice by State Street for any reason, the undersigned shall return to State Street all copies of documentation and other Proprietary Information in its possession.

                                    [The Fund Accountants]


                         By:       ______________________________

                         Title:    ______________________________

                         Date:     ______________________________

                                 ATTACHMENT C-1

                                  UNDERTAKING
                                   (AUDITOR)

     The undersigned understands that in the course of its employment as Auditor to each fund listed on Appendix A (as amended from time to time) to that certain Custodian Agreement dated as of January 28, 1998 (the "FUND") it will have access to State Street Bank and Trust Company's Multicurrency HORIZON Accounting System and other information systems (collectively, the "SYSTEM").

     The undersigned acknowledges that the System and the databases, computer programs, screen formats, report formats, interactive design techniques, documentation, and other information made available to the Undersigned by State Street Bank and Trust Company ("STATE STREET") as part of the Data Access Services provided to the Fund and through the use of the System constitute copyrighted, trade secret, or other proprietary information of substantial value to State Street. Any and all such information provided by State Street to the Undersigned shall be deemed proprietary and confidential information of State Street (hereinafter "PROPRIETARY INFORMATION"). The undersigned agrees that it will hold such Proprietary Information in confidence and secure and protect it in a manner consistent with its own procedures for the protection of its own confidential information and to take appropriate action by instruction or agreement with its employees who are permitted access to the Proprietary Information to satisfy its obligations hereunder.

     The undersigned will not attempt to intercept data, gain access to data in transmission, or attempt entry into any system or files for which it is not authorized. It will not intentionally adversely affect the integrity of the System through the introduction of unauthorized code or data, or through unauthorized deletion.

     Upon notice by State Street for any reason, any right to use the System and access to the Data Access Services shall terminate and the Undersigned shall immediately cease use of the System and the Data Access Services. Immediately upon notice by State Street for any reason, the undersigned shall return to State Street all copies of documentation and other Proprietary Information in its possession.

                                    [The Auditor]

                         By:       ______________________________

                         Title:    ______________________________

                         Date:     ______________________________

                                  ATTACHMENT D

                                    SUPPORT

     During the term of this Addendum, State Street agrees to provide the following on-going support services:

     a.
Telephone Support. The Fund Designated Persons may contact State Street's HORIZON/R/ Help Desk and Fund Assistance Center between the hours of 8 a.m. and 6 p.m. (Eastern time) on all business days for the purpose of obtaining answers to questions about the use of the System, or to report apparent problems with the System. From time to time, the Fund shall provide to State Street a list of persons who shall be permitted to contact State Street for assistance (such persons being referred to as the "FUND DESIGNATED PERSONS").

     b.
Technical Support.  State Street will provide technical support to assist the
--------- -------
Fund in using the System and the Data Access Services. The total amount of technical support provided by State Street shall not exceed 10 resource days per year. State Street shall provide such additional technical support as is expressly set forth in the fee schedule in effect from time to time between the parties (the "FEE SCHEDULE"). Technical support, including during installation and testing, is subject to the fees and other terms set forth in the Fee Schedule.

     c.  Maintenance Support.  State Street shall use commercially reasonable
         -------------------
efforts to correct system functions that do not work according to the System Product Description as set forth on Attachment A in priority order in the next scheduled delivery release or otherwise as soon as is practicable.

     d.
System Enhancements.  State Street will provide to the Fund any enhancements to
------ ------------
the System developed by State Street and made a part of the System; provided that State Street offer the Fund reasonable training on the enhancement.
 Charges for system enhancements shall be as provided in the Fee Schedule. State Street retains the right to charge for related systems or products that may be developed and separately made available for use other than through the System.

     e.
Custom Modifications.  In the event the Fund desires custom modifications in
------ -------------
connection with its use of the System, the Fund shall make a written request to State Street providing specifications for the desired modification. Any custom modifications may be undertaken by State Street in its sole discretion in accordance with the Fee Schedule.

     f.
Limitation on Support.  State Street shall have no obligation to support the
---------- -- -------
Fund's use of the System: (1) for use on any computer equipment or telecommunication facilities which does not conform to the Designated Configuration or (ii) in the event the Fund has modified the System in breach of this Addendum.

     In WITNESS WHEREOF, each of the parties has caused this instrument to be executed in its name and on its behalf by its duly authorized representative as of the date and year first written above.

               T. ROWE PRICE GROWTH STOCK FUND, INC.
               T. ROWE PRICE NEW HORIZONS FUND, INC.
               T. ROWE PRICE NEW ERA FUND, INC.
               T. ROWE PRICE NEW INCOME FUND, INC.
               T. ROWE PRICE PRIME RESERVE FUND, INC.
               T. ROWE PRICE INTERNATIONAL FUNDS, INC.
                  T. Rowe Price International Bond Fund
                  T. Rowe Price International Stock Fund
                  T. Rowe Price International Discovery Fund
                  T. Rowe Price European Stock Fund
                  T. Rowe Price New Asia Fund
                  T. Rowe Price Global Government Bond Fund
                  T. Rowe Price Japan Fund
                  T. Rowe Price Latin America Fund
                  T. Rowe Price Emerging Markets Bond Fund
                  T. Rowe Price Emerging Markets Stock Fund
                  T. Rowe Price Global Stock Fund
               T. ROWE PRICE GROWTH & INCOME FUND, INC.
               T. ROWE PRICE SHORT-TERM BOND FUND, INC.
               T. ROWE PRICE TAX-FREE INCOME FUND, INC.
               T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.
               T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.
               T. ROWE PRICE HIGH YIELD FUND, INC.
               T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.
               T. ROWE PRICE NEW AMERICA GROWTH FUND
               T. ROWE PRICE EQUITY INCOME FUND
               T. ROWE PRICE GNMA FUND
               T. ROWE PRICE CAPITAL APPRECIATION FUND
               T. ROWE PRICE STATE TAX-FREE INCOME TRUST

                  Maryland Tax-Free Bond Fund
                  Maryland Short-Term Tax-Free Bond Fund
                  New York Tax-Free Bond Fund
                  New York Tax-Free Money Fund
                  Virginia Tax-Free Bond Fund
                  Virginia Short-Term Tax-Free Bond Fund
                  New Jersey Tax-Free Bond Fund
                  Georgia Tax-Free Bond Fund
                  Florida Insured Intermediate Tax-Free Fund
               T. ROWE PRICE CALIFORNIA TAX-FREE INCOME TRUST
                  California Tax-Free Bond Fund
                  California Tax-Free Money Fund
               T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.
               T. ROWE PRICE SMALL-CAP VALUE FUND, INC.
               INSTITUTIONAL INTERNATIONAL FUNDS, INC.
                  Foreign Equity Fund
               T. ROWE PRICE U.S. TREASURY FUNDS, INC.
                  U.S. Treasury Intermediate Fund
                  U.S. Treasury Long-Term Fund
                  U.S. Treasury Money Fund
               T. ROWE PRICE INDEX TRUST, INC.
                  T. Rowe Price Equity Index 500 Fund
                 T. Rowe Price Extended Equity Market Index Fund
                  T. Rowe Price Total Equity Market Index Fund
               T. ROWE PRICE SPECTRUM FUND, INC.
                  Spectrum Growth Fund
                  Spectrum Income Fund
                  Spectrum International Fund
               T. ROWE PRICE BALANCED FUND, INC.
               T. ROWE PRICE SHORT-TERM U.S. GOVERNMENT FUND, INC.
               T. ROWE PRICE MID-CAP GROWTH FUND, INC.
               T. ROWE PRICE TAX-FREE INSURED INTERMEDIATE BOND FUND, INC.
               T. ROWE PRICE DIVIDEND GROWTH FUND, INC.
               T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.
               T. ROWE PRICE SUMMIT FUNDS, INC.
                  T. Rowe Price Summit Cash Reserves Fund
                  T. Rowe Price Summit Limited-Term Bond Fund
                  T. Rowe Price Summit GNMA Fund
               T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.
                  T. Rowe Price Summit Municipal Money Market Fund
                  T. Rowe Price Summit Municipal Intermediate Fund
                  T. Rowe Price Summit Municipal Income Fund

               T. ROWE PRICE EQUITY SERIES, INC.
                  T. Rowe Price Equity Income Portfolio
                  T. Rowe Price New America Growth Portfolio
                 T. Rowe Price Personal Strategy Balanced Portfolio
                  T. Rowe Price Mid-Cap Growth Portfolio
               T. ROWE PRICE INTERNATIONAL SERIES, INC.
                  T. Rowe Price International Stock Portfolio
               T. ROWE PRICE FIXED INCOME SERIES, INC.
                  T. Rowe Price Limited-Term Bond Portfolio
                  T. Rowe Price Prime Reserve Portfolio
               T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC.
                  T. Rowe Price Personal Strategy Balanced Fund
                  T. Rowe Price Personal Strategy Growth Fund
                  T. Rowe Price Personal Strategy Income Fund
               T. ROWE PRICE VALUE FUND, INC.
               T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.
               T. ROWE PRICE CORPORATE INCOME FUND, INC.
               T. ROWE PRICE HEALTH SCIENCES FUND, INC.
               T. ROWE PRICE MID-CAP VALUE FUND, INC.
               INSTITUTIONAL DOMESTIC EQUITY FUNDS, INC.
                  Mid-Cap Equity Growth Fund
               T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND, INC.
               T. ROWE PRICE FINANCIAL SERVICES FUND, INC.
               T. ROWE PRICE REAL ESTATE FUND, INC.
               T. ROWE PRICE SMALL CAP STOCK FUND, INC.
                  T. Rowe Price Small Cap Stock Fund
               T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC.
               T. ROWE PRICE TAX EFFICIENT BALANCED FUND, INC. RESERVE INVESTMENT FUNDS, INC.
                  Government Reserve Investment Fund
                  Reserve Investment Fund

SIGNATURE ATTESTED TO:                         EXECUTED ON BEHALF OF EACH FUND:

      /s/Suzanne E. Fraunhoffer                /s/Carmen Deyesu
By:   _____________________                By:____________________
Name:  Suzanne E. Fraunhoffer               Name: Carmen Deyesu
Title: Legal Assistant                      Title: Treasurer for
                                            each of the foregoing

SIGNATURE ATTESTED TO:
STATE STREET BANK AND TRUST COMPANY

      /s/Glenn Ciotti                          /s/Ronald E. Logue
By:   _____________________                By:____________________
Name:  Glenn Ciotti                         Name: Ronald E. Logue
Title: VP & Assoc. Counsel                  Title: Executive Vice
                                           President

                                   SCHEDULE A


COUNTRY          SUBCUSTODIAN            CENTRAL DEPOSITORY

United Kingdom   State Street Bank      None;
                 and Trust Company      The Bank of England,
                                        The Central Gilts Office (CGO);
                                        The Central Moneymarkets Office (CMO)

Euroclear (The Euroclear System)/ State Street London Limited

                                   APPENDIX A

               T. ROWE PRICE GROWTH STOCK FUND, INC.
               T. ROWE PRICE NEW HORIZONS FUND, INC.
               T. ROWE PRICE NEW ERA FUND, INC.
               T. ROWE PRICE NEW INCOME FUND, INC.
               T. ROWE PRICE PRIME RESERVE FUND, INC.
               T. ROWE PRICE INTERNATIONAL FUNDS, INC.
                  T. Rowe Price International Bond Fund
                  T. Rowe Price International Stock Fund
                  T. Rowe Price International Discovery Fund
                  T. Rowe Price European Stock Fund
                  T. Rowe Price New Asia Fund
                  T. Rowe Price Global Government Bond Fund
                  T. Rowe Price Japan Fund
                  T. Rowe Price Latin America Fund
                  T. Rowe Price Emerging Markets Bond Fund
                  T. Rowe Price Emerging Markets Stock Fund
                  T. Rowe Price Global Stock Fund
               T. ROWE PRICE GROWTH & INCOME FUND, INC.
               T. ROWE PRICE SHORT-TERM BOND FUND, INC.
               T. ROWE PRICE TAX-FREE INCOME FUND, INC.
               T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.
               T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.
               T. ROWE PRICE HIGH YIELD FUND, INC.
               T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.
               T. ROWE PRICE NEW AMERICA GROWTH FUND
               T. ROWE PRICE EQUITY INCOME FUND
               T. ROWE PRICE GNMA FUND
               T. ROWE PRICE CAPITAL APPRECIATION FUND
               T. ROWE PRICE STATE TAX-FREE INCOME TRUST
                  Maryland Tax-Free Bond Fund
                  Maryland Short-Term Tax-Free Bond Fund
                  New York Tax-Free Bond Fund
                  New York Tax-Free Money Fund
                  Virginia Tax-Free Bond Fund
                  Virginia Short-Term Tax-Free Bond Fund
                  New Jersey Tax-Free Bond Fund
                  Georgia Tax-Free Bond Fund
                  Florida Insured Intermediate Tax-Free Fund

               T. ROWE PRICE CALIFORNIA TAX-FREE INCOME TRUST
                  California Tax-Free Bond Fund
                  California Tax-Free Money Fund
               T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.
               T. ROWE PRICE SMALL-CAP VALUE FUND, INC.
               INSTITUTIONAL INTERNATIONAL FUNDS, INC.
                  Foreign Equity Fund
               T. ROWE PRICE U.S. TREASURY FUNDS, INC.
                  U.S. Treasury Intermediate Fund
                  U.S. Treasury Long-Term Fund
                  U.S. Treasury Money Fund
               T. ROWE PRICE INDEX TRUST, INC.
                  T. Rowe Price Equity Index 500 Fund
                 T. Rowe Price Extended Equity Market Index Fund
                  T. Rowe Price Total Equity Market Index Fund
               T. ROWE PRICE SPECTRUM FUND, INC.
                  Spectrum Growth Fund
                  Spectrum Income Fund
                  Spectrum International Fund
               T. ROWE PRICE BALANCED FUND, INC.
               T. ROWE PRICE SHORT-TERM U.S. GOVERNMENT FUND, INC.
               T. ROWE PRICE MID-CAP GROWTH FUND, INC.
               T. ROWE PRICE TAX-FREE INSURED INTERMEDIATE BOND FUND, INC.
               T. ROWE PRICE DIVIDEND GROWTH FUND, INC.
               T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.
               T. ROWE PRICE SUMMIT FUNDS, INC.
                  T. Rowe Price Summit Cash Reserves Fund
                  T. Rowe Price Summit Limited-Term Bond Fund
                  T. Rowe Price Summit GNMA Fund
               T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.
                  T. Rowe Price Summit Municipal Money Market Fund
                  T. Rowe Price Summit Municipal Intermediate Fund
                  T. Rowe Price Summit Municipal Income Fund
               T. ROWE PRICE EQUITY SERIES, INC.
                  T. Rowe Price Equity Income Portfolio
                  T. Rowe Price New America Growth Portfolio
                 T. Rowe Price Personal Strategy Balanced Portfolio
                  T. Rowe Price Mid-Cap Growth Portfolio
               T. ROWE PRICE INTERNATIONAL SERIES, INC.
                  T. Rowe Price International Stock Portfolio

               T. ROWE PRICE FIXED INCOME SERIES, INC.
                  T. Rowe Price Limited-Term Bond Portfolio
                  T. Rowe Price Prime Reserve Portfolio
               T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC.
                  T. Rowe Price Personal Strategy Balanced Fund
                  T. Rowe Price Personal Strategy Growth Fund
                  T. Rowe Price Personal Strategy Income Fund
               T. ROWE PRICE VALUE FUND, INC.
               T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.
               T. ROWE PRICE CORPORATE INCOME FUND, INC.
               T. ROWE PRICE HEALTH SCIENCES FUND, INC.
               T. ROWE PRICE MID-CAP VALUE FUND, INC.
               INSTITUTIONAL DOMESTIC EQUITY FUNDS, INC.
                  Mid-Cap Equity Growth Fund
               T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND, INC.
               T. ROWE PRICE FINANCIAL SERVICES FUND, INC.
               T. ROWE PRICE REAL ESTATE FUND, INC.
               T. ROWE PRICE SMALL CAP STOCK FUND, INC.
                  T. Rowe Price Small Cap Stock Fund
               T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC.
               T. ROWE PRICE TAX EFFICIENT BALANCED FUND, INC. RESERVE INVESTMENT FUNDS, INC.
                  Government Reserve Investment Fund
                  Reserve Investment Fund

                                AMENDMENT NO. 1
                         TO CUSTODIAN CONTRACT BETWEEN
                    STATE STREET BANK AND TRUST COMPANY AND
                            THE T. ROWE PRICE FUNDS

The Custodian Contract of January 28, 1998, between State Street Bank and Trust Company and each of the Parties listed on Appendix A thereto is hereby further amended, as of November 4, 1998, by adding thereto T. Rowe Price International Funds, Inc., on behalf of T. Rowe Price International Growth & Income Fund.

T. ROWE PRICE BALANCED FUND, INC.

T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.

T. ROWE PRICE CALIFORNIA TAX-FREE INCOME TRUST
     California Tax-Free Bond Fund
     California Tax-Free Money Fund

T. ROWE PRICE CAPITAL APPRECIATION FUND

T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.

T. ROWE PRICE CORPORATE INCOME FUND, INC.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND, INC.

T. ROWE PRICE DIVIDEND GROWTH FUND, INC.

T. ROWE PRICE EQUITY INCOME FUND

T. ROWE PRICE EQUITY SERIES, INC.
     T. Rowe Price Equity Income Portfolio
     T. Rowe Price New America Growth Portfolio
     T. Rowe Price Personal Strategy Balanced Portfolio
     T. Rowe Price Mid-Cap Growth Portfolio

T. ROWE PRICE FINANCIAL SERVICES FUND, INC.

T. ROWE PRICE FIXED INCOME SERIES, INC.
     T. Rowe Price Limited-Term Bond Portfolio
     T. Rowe Price Prime Reserve Portfolio

T. ROWE PRICE GNMA FUND

T. ROWE PRICE GROWTH & INCOME FUND, INC.

T. ROWE PRICE GROWTH STOCK FUND, INC.

T. ROWE PRICE HEALTH SCIENCES FUND, INC.

T. ROWE PRICE HIGH YIELD FUND, INC.

T. ROWE PRICE INDEX TRUST, INC.
     T. Rowe Price Equity Index 500 Fund
     T. Rowe Price Extended Equity Market Index Fund
     T. Rowe Price Total Equity Market Index Fund

INSTITUTIONAL EQUITY FUNDS, INC.
     Mid-Cap Equity Growth Fund

INSTITUTIONAL INTERNATIONAL FUNDS, INC.
     Foreign Equity Fund

T. ROWE PRICE INTERNATIONAL FUNDS, INC.
     T. Rowe Price International Bond Fund
     T. Rowe Price International Discovery Fund
     T. Rowe Price International Stock Fund
     T. Rowe Price European Stock Fund
     T. Rowe Price New Asia Fund
     T. Rowe Price Global Bond Fund
     T. Rowe Price Japan Fund
     T. Rowe Price Latin America Fund
     T. Rowe Price Emerging Markets Bond Fund
     T. Rowe Price Emerging Markets Stock Fund
     T. Rowe Price Global Stock Fund
     T. Rowe Price International Growth & Income Fund

T. ROWE PRICE INTERNATIONAL SERIES, INC.
     T. Rowe Price International Stock Portfolio

T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC.

T. ROWE PRICE MID-CAP GROWTH FUND, INC.

T. ROWE PRICE MID-CAP VALUE FUND, INC.

T. ROWE PRICE NEW AMERICA GROWTH FUND

T. ROWE PRICE NEW ERA FUND, INC.

T. ROWE PRICE NEW HORIZONS FUNDS, INC.

T. ROWE PRICE NEW INCOME FUND, INC.

T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC.
     T. Rowe Price Personal Strategy Balanced Fund
     T. Rowe Price Personal Strategy Growth Fund
     T. Rowe Price Personal Strategy Income Fund

T. ROWE PRICE PRIME RESERVE FUND, INC.

T. ROWE PRICE REAL ESTATE FUND, INC.

RESERVE INVESTMENT FUNDS, INC.
     Reserve Investment Fund
     Government Reserve Investment Fund

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.

T. ROWE PRICE SHORT-TERM BOND FUND, INC.

T. ROWE PRICE SHORT-TERM U.S. GOVERNMENT FUND, INC.

T. ROWE PRICE SMALL-CAP STOCK FUND, INC.

T. ROWE PRICE SMALL-CAP VALUE FUND, INC.

T. ROWE PRICE SPECTRUM FUND, INC.
     Spectrum Growth Fund
     Spectrum Income Fund
     Spectrum International Fund

T. ROWE PRICE STATE TAX-FREE INCOME TRUST
     Maryland Tax-Free Bond Fund
     Maryland Short-Term Tax-Free Bond Fund
     New York Tax-Free Bond Fund
     New York Tax-Free Money Fund
     New Jersey Tax-Free Bond Fund
     Virginia Tax-Free Bond Fund
     Virginia Short-Term Tax-Free Bond Fund
     Florida Intermediate Tax-Free Fund
     Georgia Tax-Free Bond Fund

T. ROWE PRICE TAX-EFFICIENT BALANCED FUND, INC.

T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.

T. ROWE PRICE TAX-FREE INCOME FUND, INC.

T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND, INC.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.

T. ROWE PRICE U.S. TREASURY FUNDS, INC.
     U.S. Treasury Intermediate Fund
     U.S. Treasury Long-Term Fund
     U.S. Treasury Money Fund

T. ROWE PRICE SUMMIT FUNDS, INC.
     T. Rowe Price Summit Cash Reserves Fund
     T. Rowe Price Summit Limited-Term Bond Fund
     T. Rowe Price Summit GNMA Fund

T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.
     T. Rowe Price Summit Municipal Money Market Fund
     T. Rowe Price Summit Municipal Intermediate Fund
     T. Rowe Price Summit Municipal Income Fund

T. ROWE PRICE VALUE FUND, INC.


                /s/Henry H. Hopkins
          By:  _____________________________________
                Henry H. Hopkins, Vice President


          STATE STREET BANK AND TRUST COMPANY

                /s/Stephen F. Brown
          By:  _____________________________________
                Stephen F. Brown, Vice President

                                AMENDMENT NO. 2
                         TO CUSTODIAN CONTRACT BETWEEN
                    STATE STREET BANK AND TRUST COMPANY AND
                            THE T. ROWE PRICE FUNDS

The Custodian Contract of January 28, 1998, as amended November 4, 1998 between State Street Bank and Trust Company and each of the Parties listed on Appendix A thereto is hereby further amended, as of April 21, 1999, by adding thereto T. Rowe Price Tax-Efficient Funds, Inc., on behalf of T. Rowe Price Tax-Efficient Balanced Fund and T. Rowe Price Tax-Efficient Growth Fund.

T. ROWE PRICE BALANCED FUND, INC.

T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.

T. ROWE PRICE CALIFORNIA TAX-FREE INCOME TRUST
     California Tax-Free Bond Fund
     California Tax-Free Money Fund

T. ROWE PRICE CAPITAL APPRECIATION FUND

T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.

T. ROWE PRICE CORPORATE INCOME FUND, INC.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND, INC.

T. ROWE PRICE DIVIDEND GROWTH FUND, INC.

T. ROWE PRICE EQUITY INCOME FUND

T. ROWE PRICE EQUITY SERIES, INC.
     T. Rowe Price Equity Income Portfolio
     T. Rowe Price New America Growth Portfolio
     T. Rowe Price Personal Strategy Balanced Portfolio
     T. Rowe Price Mid-Cap Growth Portfolio

T. ROWE PRICE FINANCIAL SERVICES FUND, INC.

T. ROWE PRICE FIXED INCOME SERIES, INC.
     T. Rowe Price Limited-Term Bond Portfolio
     T. Rowe Price Prime Reserve Portfolio

T. ROWE PRICE GNMA FUND

T. ROWE PRICE GROWTH & INCOME FUND, INC.

T. ROWE PRICE GROWTH STOCK FUND, INC.

T. ROWE PRICE HEALTH SCIENCES FUND, INC.

T. ROWE PRICE HIGH YIELD FUND, INC.

T. ROWE PRICE INDEX TRUST, INC.
     T. Rowe Price Equity Index 500 Fund
     T. Rowe Price Extended Equity Market Index Fund
     T. Rowe Price Total Equity Market Index Fund

INSTITUTIONAL EQUITY FUNDS, INC.
     Mid-Cap Equity Growth Fund

INSTITUTIONAL INTERNATIONAL FUNDS, INC.
     Foreign Equity Fund

T. ROWE PRICE INTERNATIONAL FUNDS, INC.
     T. Rowe Price International Bond Fund
     T. Rowe Price International Discovery Fund
     T. Rowe Price International Stock Fund
     T. Rowe Price European Stock Fund
     T. Rowe Price New Asia Fund
     T. Rowe Price Global Bond Fund
     T. Rowe Price Japan Fund
     T. Rowe Price Latin America Fund
     T. Rowe Price Emerging Markets Bond Fund
     T. Rowe Price Emerging Markets Stock Fund
     T. Rowe Price Global Stock Fund
     T. Rowe Price International Growth & Income Fund

T. ROWE PRICE INTERNATIONAL SERIES, INC.
     T. Rowe Price International Stock Portfolio

T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC.

T. ROWE PRICE MID-CAP GROWTH FUND, INC.

T. ROWE PRICE MID-CAP VALUE FUND, INC.

T. ROWE PRICE NEW AMERICA GROWTH FUND

T. ROWE PRICE NEW ERA FUND, INC.

T. ROWE PRICE NEW HORIZONS FUNDS, INC.

T. ROWE PRICE NEW INCOME FUND, INC.

T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC.
     T. Rowe Price Personal Strategy Balanced Fund
     T. Rowe Price Personal Strategy Growth Fund
     T. Rowe Price Personal Strategy Income Fund

T. ROWE PRICE PRIME RESERVE FUND, INC.

T. ROWE PRICE REAL ESTATE FUND, INC.

RESERVE INVESTMENT FUNDS, INC.
     Reserve Investment Fund
     Government Reserve Investment Fund

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.

T. ROWE PRICE SHORT-TERM BOND FUND, INC.

T. ROWE PRICE SHORT-TERM U.S. GOVERNMENT FUND, INC.

T. ROWE PRICE SMALL-CAP STOCK FUND, INC.

T. ROWE PRICE SMALL-CAP VALUE FUND, INC.

T. ROWE PRICE SPECTRUM FUND, INC.
     Spectrum Growth Fund
     Spectrum Income Fund
     Spectrum International Fund

T. ROWE PRICE STATE TAX-FREE INCOME TRUST
     Maryland Tax-Free Bond Fund
     Maryland Short-Term Tax-Free Bond Fund
     New York Tax-Free Bond Fund
     New York Tax-Free Money Fund
     New Jersey Tax-Free Bond Fund
     Virginia Tax-Free Bond Fund
     Virginia Short-Term Tax-Free Bond Fund
     Florida Intermediate Tax-Free Fund
     Georgia Tax-Free Bond Fund

T. ROWE PRICE TAX-EFFICIENT FUNDS, INC.
    T. Rowe Price Tax-Efficient Balanced Fund
    T. Rowe Price Tax-Efficient Growth Fund

T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.

T. ROWE PRICE TAX-FREE INCOME FUND, INC.

T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND, INC.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.

T. ROWE PRICE U.S. TREASURY FUNDS, INC.
     U.S. Treasury Intermediate Fund
     U.S. Treasury Long-Term Fund
     U.S. Treasury Money Fund

T. ROWE PRICE SUMMIT FUNDS, INC.
     T. Rowe Price Summit Cash Reserves Fund
     T. Rowe Price Summit Limited-Term Bond Fund
     T. Rowe Price Summit GNMA Fund

T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.
     T. Rowe Price Summit Municipal Money Market Fund
     T. Rowe Price Summit Municipal Intermediate Fund
     T. Rowe Price Summit Municipal Income Fund

T. ROWE PRICE VALUE FUND, INC.


          /s/   Henry H. Hopkins
          By:  _____________________________________
                Henry H. Hopkins, Vice President


          STATE STREET BANK AND TRUST COMPANY

          /s/   Ronald E. Logue
          By:  _____________________________________
                Ronald E. Logue, Vice Chairman

                                AMENDMENT NO. 3
                         TO CUSTODIAN CONTRACT BETWEEN
                    STATE STREET BANK AND TRUST COMPANY AND
                            THE T. ROWE PRICE FUNDS

The Custodian Contract of January 28, 1998, as amended November 4, 1998 and April 21, 1999 between State Street Bank and Trust Company and each of the Parties listed on Appendix A thereto is hereby further amended, as of February 9, 2000, by adding thereto Institutional Equity Funds, Inc., on behalf of Institutional Large-Cap Value Fund and Institutional Small-Cap Stock Fund.

T. ROWE PRICE BALANCED FUND, INC.

T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.

T. ROWE PRICE CALIFORNIA TAX-FREE INCOME TRUST
     California Tax-Free Bond Fund
     California Tax-Free Money Fund

T. ROWE PRICE CAPITAL APPRECIATION FUND

T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.

T. ROWE PRICE CORPORATE INCOME FUND, INC.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND, INC.

T. ROWE PRICE DIVIDEND GROWTH FUND, INC.

T. ROWE PRICE EQUITY INCOME FUND

T. ROWE PRICE EQUITY SERIES, INC.
     T. Rowe Price Equity Income Portfolio
     T. Rowe Price New America Growth Portfolio
     T. Rowe Price Personal Strategy Balanced Portfolio
     T. Rowe Price Mid-Cap Growth Portfolio

T. ROWE PRICE FINANCIAL SERVICES FUND, INC.

T. ROWE PRICE FIXED INCOME SERIES, INC.
     T. Rowe Price Limited-Term Bond Portfolio
     T. Rowe Price Prime Reserve Portfolio

T. ROWE PRICE GNMA FUND

T. ROWE PRICE GROWTH & INCOME FUND, INC.

T. ROWE PRICE GROWTH STOCK FUND, INC.

T. ROWE PRICE HEALTH SCIENCES FUND, INC.

T. ROWE PRICE HIGH YIELD FUND, INC.

T. ROWE PRICE INDEX TRUST, INC.
     T. Rowe Price Equity Index 500 Fund
     T. Rowe Price Extended Equity Market Index Fund
     T. Rowe Price Total Equity Market Index Fund

INSTITUTIONAL EQUITY FUNDS, INC.
     Institutional Large-Cap Value Fund
     Institutional Small-Cap Stock Fund
     Mid-Cap Equity Growth Fund

INSTITUTIONAL INTERNATIONAL FUNDS, INC.
     Foreign Equity Fund

T. ROWE PRICE INTERNATIONAL FUNDS, INC.
     T. Rowe Price International Bond Fund
     T. Rowe Price International Discovery Fund
     T. Rowe Price International Stock Fund
     T. Rowe Price European Stock Fund
     T. Rowe Price New Asia Fund
     T. Rowe Price Global Bond Fund
     T. Rowe Price Japan Fund
     T. Rowe Price Latin America Fund
     T. Rowe Price Emerging Markets Bond Fund
     T. Rowe Price Emerging Markets Stock Fund
     T. Rowe Price Global Stock Fund
     T. Rowe Price International Growth & Income Fund

T. ROWE PRICE INTERNATIONAL SERIES, INC.
     T. Rowe Price International Stock Portfolio

T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC.

T. ROWE PRICE MID-CAP GROWTH FUND, INC.

T. ROWE PRICE MID-CAP VALUE FUND, INC.

T. ROWE PRICE NEW AMERICA GROWTH FUND

T. ROWE PRICE NEW ERA FUND, INC.

T. ROWE PRICE NEW HORIZONS FUNDS, INC.

T. ROWE PRICE NEW INCOME FUND, INC.

T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC.
     T. Rowe Price Personal Strategy Balanced Fund
     T. Rowe Price Personal Strategy Growth Fund
     T. Rowe Price Personal Strategy Income Fund

T. ROWE PRICE PRIME RESERVE FUND, INC.

T. ROWE PRICE REAL ESTATE FUND, INC.

RESERVE INVESTMENT FUNDS, INC.
     Reserve Investment Fund
     Government Reserve Investment Fund

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.

T. ROWE PRICE SHORT-TERM BOND FUND, INC.

T. ROWE PRICE SHORT-TERM U.S. GOVERNMENT FUND, INC.

T. ROWE PRICE SMALL-CAP STOCK FUND, INC.

T. ROWE PRICE SMALL-CAP VALUE FUND, INC.

T. ROWE PRICE SPECTRUM FUND, INC.
     Spectrum Growth Fund
     Spectrum Income Fund
     Spectrum International Fund

T. ROWE PRICE STATE TAX-FREE INCOME TRUST
     Maryland Tax-Free Bond Fund
     Maryland Short-Term Tax-Free Bond Fund
     New York Tax-Free Bond Fund
     New York Tax-Free Money Fund
     New Jersey Tax-Free Bond Fund
     Virginia Tax-Free Bond Fund
     Virginia Short-Term Tax-Free Bond Fund
     Florida Intermediate Tax-Free Fund
     Georgia Tax-Free Bond Fund

T. ROWE PRICE TAX-EFFICIENT FUNDS, INC.
    T. Rowe Price Tax-Efficient Balanced Fund
    T. Rowe Price Tax-Efficient Growth Fund

T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.

T. ROWE PRICE TAX-FREE INCOME FUND, INC.

T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND, INC.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.

T. ROWE PRICE U.S. TREASURY FUNDS, INC.
     U.S. Treasury Intermediate Fund
     U.S. Treasury Long-Term Fund
     U.S. Treasury Money Fund

T. ROWE PRICE SUMMIT FUNDS, INC.
     T. Rowe Price Summit Cash Reserves Fund
     T. Rowe Price Summit Limited-Term Bond Fund
     T. Rowe Price Summit GNMA Fund

T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.
     T. Rowe Price Summit Municipal Money Market Fund
     T. Rowe Price Summit Municipal Intermediate Fund
     T. Rowe Price Summit Municipal Income Fund

T. ROWE PRICE VALUE FUND, INC.


          /s/   Henry H. Hopkins
          By:  _____________________________________
                Henry H. Hopkins, Vice President


          STATE STREET BANK AND TRUST COMPANY

          /s/   Ronald E. Logue
          By:  _____________________________________
                Ronald E. Logue, Vice Chairman

                                AMENDMENT NO. 4
                         TO CUSTODIAN CONTRACT BETWEEN
                    STATE STREET BANK AND TRUST COMPANY AND
                            THE T. ROWE PRICE FUNDS

The Custodian Contract of January 28, 1998, as amended November 4, 1998, April 21, 1999, and February 9, 2000 between State Street Bank and Trust Company and each of the Parties listed on Appendix A thereto is hereby further amended, as of April 19, 2000, by adding thereto T. Rowe Price International Funds, Inc., on behalf of T. Rowe Price Emerging Europe & Mediterranean Fund.

T. ROWE PRICE BALANCED FUND, INC.

T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.

T. ROWE PRICE CALIFORNIA TAX-FREE INCOME TRUST
     California Tax-Free Bond Fund
     California Tax-Free Money Fund

T. ROWE PRICE CAPITAL APPRECIATION FUND

T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.

T. ROWE PRICE CORPORATE INCOME FUND, INC.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND, INC.

T. ROWE PRICE DIVIDEND GROWTH FUND, INC.

T. ROWE PRICE EQUITY INCOME FUND

T. ROWE PRICE EQUITY SERIES, INC.
     T. Rowe Price Equity Income Portfolio
     T. Rowe Price New America Growth Portfolio
     T. Rowe Price Personal Strategy Balanced Portfolio
     T. Rowe Price Mid-Cap Growth Portfolio

T. ROWE PRICE FINANCIAL SERVICES FUND, INC.

T. ROWE PRICE FIXED INCOME SERIES, INC.
     T. Rowe Price Limited-Term Bond Portfolio
     T. Rowe Price Prime Reserve Portfolio

T. ROWE PRICE GNMA FUND

T. ROWE PRICE GROWTH & INCOME FUND, INC.

T. ROWE PRICE GROWTH STOCK FUND, INC.

T. ROWE PRICE HEALTH SCIENCES FUND, INC.

T. ROWE PRICE HIGH YIELD FUND, INC.

T. ROWE PRICE INDEX TRUST, INC.
     T. Rowe Price Equity Index 500 Fund
     T. Rowe Price Extended Equity Market Index Fund
     T. Rowe Price Total Equity Market Index Fund

INSTITUTIONAL EQUITY FUNDS, INC.
     Institutional Large-Cap Value Fund
     Institutional Small-Cap Stock Fund
     Institutional Mid-Cap Equity Growth Fund

INSTITUTIONAL INTERNATIONAL FUNDS, INC.
     Foreign Equity Fund

T. ROWE PRICE INTERNATIONAL FUNDS, INC.
     T. Rowe Price International Bond Fund
     T. Rowe Price International Discovery Fund
     T. Rowe Price International Stock Fund
     T. Rowe Price European Stock Fund
     T. Rowe Price New Asia Fund
     T. Rowe Price Global Bond Fund
     T. Rowe Price Japan Fund
     T. Rowe Price Latin America Fund
     T. Rowe Price Emerging Markets Bond Fund
     T. Rowe Price Emerging Markets Stock Fund
     T. Rowe Price Global Stock Fund
     T. Rowe Price International Growth & Income Fund
     T. Rowe Price Emerging Europe & Mediterranean Fund

T. ROWE PRICE INTERNATIONAL SERIES, INC.
     T. Rowe Price International Stock Portfolio

T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC.

T. ROWE PRICE MID-CAP GROWTH FUND, INC.

T. ROWE PRICE MID-CAP VALUE FUND, INC.

T. ROWE PRICE NEW AMERICA GROWTH FUND

T. ROWE PRICE NEW ERA FUND, INC.

T. ROWE PRICE NEW HORIZONS FUNDS, INC.

T. ROWE PRICE NEW INCOME FUND, INC.

T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC.
     T. Rowe Price Personal Strategy Balanced Fund
     T. Rowe Price Personal Strategy Growth Fund
     T. Rowe Price Personal Strategy Income Fund

T. ROWE PRICE PRIME RESERVE FUND, INC.

T. ROWE PRICE REAL ESTATE FUND, INC.

RESERVE INVESTMENT FUNDS, INC.
     Reserve Investment Fund
     Government Reserve Investment Fund

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.

T. ROWE PRICE SHORT-TERM BOND FUND, INC.

T. ROWE PRICE SHORT-TERM U.S. GOVERNMENT FUND, INC.

T. ROWE PRICE SMALL-CAP STOCK FUND, INC.

T. ROWE PRICE SMALL-CAP VALUE FUND, INC.

T. ROWE PRICE SPECTRUM FUND, INC.
     Spectrum Growth Fund
     Spectrum Income Fund
     Spectrum International Fund

T. ROWE PRICE STATE TAX-FREE INCOME TRUST
     Maryland Tax-Free Bond Fund
     Maryland Short-Term Tax-Free Bond Fund
     New York Tax-Free Bond Fund
     New York Tax-Free Money Fund
     New Jersey Tax-Free Bond Fund
     Virginia Tax-Free Bond Fund
     Virginia Short-Term Tax-Free Bond Fund
     Florida Intermediate Tax-Free Fund
     Georgia Tax-Free Bond Fund

T. ROWE PRICE TAX-EFFICIENT FUNDS, INC.
    T. Rowe Price Tax-Efficient Balanced Fund
    T. Rowe Price Tax-Efficient Growth Fund

T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.

T. ROWE PRICE TAX-FREE INCOME FUND, INC.

T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND, INC.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.

T. ROWE PRICE U.S. TREASURY FUNDS, INC.
     U.S. Treasury Intermediate Fund
     U.S. Treasury Long-Term Fund
     U.S. Treasury Money Fund

T. ROWE PRICE SUMMIT FUNDS, INC.
     T. Rowe Price Summit Cash Reserves Fund
     T. Rowe Price Summit Limited-Term Bond Fund
     T. Rowe Price Summit GNMA Fund

T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.
     T. Rowe Price Summit Municipal Money Market Fund
     T. Rowe Price Summit Municipal Intermediate Fund
     T. Rowe Price Summit Municipal Income Fund

T. ROWE PRICE VALUE FUND, INC.


          /s/   Henry H. Hopkins
          By:  _____________________________________
                Henry H. Hopkins, Vice President


          STATE STREET BANK AND TRUST COMPANY

          /s/   Ronald E. Logue
          By:  _____________________________________
                Ronald E. Logue, Vice Chairman

                                AMENDMENT NO. 5
                         TO CUSTODIAN CONTRACT BETWEEN
                    STATE STREET BANK AND TRUST COMPANY AND
                            THE T. ROWE PRICE FUNDS

The Custodian Contract of January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, and April 19, 2000 between State Street Bank and Trust Company and each of the Parties listed on Appendix A thereto is hereby further amended, as of July 18, 2000, by adding thereto T. Rowe Price Developing Technologies Fund, Inc., T. Rowe Price Global Technology Fund, Inc., and T. Rowe Price U.S. Bond Index Fund, Inc.

T. ROWE PRICE BALANCED FUND, INC.

T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.

T. ROWE PRICE CALIFORNIA TAX-FREE INCOME TRUST
     California Tax-Free Bond Fund
     California Tax-Free Money Fund

T. ROWE PRICE CAPITAL APPRECIATION FUND

T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.

T. ROWE PRICE CORPORATE INCOME FUND, INC.

T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND, INC.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND, INC.

T. ROWE PRICE DIVIDEND GROWTH FUND, INC.

T. ROWE PRICE EQUITY INCOME FUND

T. ROWE PRICE EQUITY SERIES, INC.
     T. Rowe Price Equity Income Portfolio
     T. Rowe Price New America Growth Portfolio
     T. Rowe Price Personal Strategy Balanced Portfolio
     T. Rowe Price Mid-Cap Growth Portfolio

T. ROWE PRICE FINANCIAL SERVICES FUND, INC.

T. ROWE PRICE FIXED INCOME SERIES, INC.
     T. Rowe Price Limited-Term Bond Portfolio
     T. Rowe Price Prime Reserve Portfolio

T. ROWE PRICE GLOBAL TECHNOLOGY FUND, INC.

T. ROWE PRICE GNMA FUND

T. ROWE PRICE GROWTH & INCOME FUND, INC.

T. ROWE PRICE GROWTH STOCK FUND, INC.

T. ROWE PRICE HEALTH SCIENCES FUND, INC.

T. ROWE PRICE HIGH YIELD FUND, INC.

T. ROWE PRICE INDEX TRUST, INC.
     T. Rowe Price Equity Index 500 Fund
     T. Rowe Price Extended Equity Market Index Fund
     T. Rowe Price Total Equity Market Index Fund

INSTITUTIONAL EQUITY FUNDS, INC.
     Institutional Large-Cap Value Fund
     Institutional Small-Cap Stock Fund
     Institutional Mid-Cap Equity Growth Fund

INSTITUTIONAL INTERNATIONAL FUNDS, INC.
     Foreign Equity Fund

T. ROWE PRICE INTERNATIONAL FUNDS, INC.
     T. Rowe Price International Bond Fund
     T. Rowe Price International Discovery Fund
     T. Rowe Price International Stock Fund
     T. Rowe Price European Stock Fund
     T. Rowe Price New Asia Fund
     T. Rowe Price Global Bond Fund
     T. Rowe Price Japan Fund
     T. Rowe Price Latin America Fund
     T. Rowe Price Emerging Markets Bond Fund
     T. Rowe Price Emerging Markets Stock Fund
     T. Rowe Price Global Stock Fund
     T. Rowe Price International Growth & Income Fund
     T. Rowe Price Emerging Europe & Mediterranean Fund

T. ROWE PRICE INTERNATIONAL SERIES, INC.
     T. Rowe Price International Stock Portfolio

T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC.

T. ROWE PRICE MID-CAP GROWTH FUND, INC.

T. ROWE PRICE MID-CAP VALUE FUND, INC.

T. ROWE PRICE NEW AMERICA GROWTH FUND

T. ROWE PRICE NEW ERA FUND, INC.

T. ROWE PRICE NEW HORIZONS FUNDS, INC.

T. ROWE PRICE NEW INCOME FUND, INC.

T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC.
     T. Rowe Price Personal Strategy Balanced Fund
     T. Rowe Price Personal Strategy Growth Fund
     T. Rowe Price Personal Strategy Income Fund

T. ROWE PRICE PRIME RESERVE FUND, INC.

T. ROWE PRICE REAL ESTATE FUND, INC.

RESERVE INVESTMENT FUNDS, INC.
     Reserve Investment Fund
     Government Reserve Investment Fund

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.

T. ROWE PRICE SHORT-TERM BOND FUND, INC.

T. ROWE PRICE SHORT-TERM U.S. GOVERNMENT FUND, INC.

T. ROWE PRICE SMALL-CAP STOCK FUND, INC.

T. ROWE PRICE SMALL-CAP VALUE FUND, INC.

T. ROWE PRICE SPECTRUM FUND, INC.
     Spectrum Growth Fund
     Spectrum Income Fund
     Spectrum International Fund

T. ROWE PRICE STATE TAX-FREE INCOME TRUST
     Maryland Tax-Free Bond Fund
     Maryland Short-Term Tax-Free Bond Fund
     New York Tax-Free Bond Fund
     New York Tax-Free Money Fund
     New Jersey Tax-Free Bond Fund
     Virginia Tax-Free Bond Fund
     Virginia Short-Term Tax-Free Bond Fund
     Florida Intermediate Tax-Free Fund
     Georgia Tax-Free Bond Fund

T. ROWE PRICE TAX-EFFICIENT FUNDS, INC.
    T. Rowe Price Tax-Efficient Balanced Fund
    T. Rowe Price Tax-Efficient Growth Fund

T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.

T. ROWE PRICE TAX-FREE INCOME FUND, INC.

T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND, INC.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.

T. ROWE PRICE U.S. BOND INDEX FUND, INC.

T. ROWE PRICE U.S. TREASURY FUNDS, INC.
     U.S. Treasury Intermediate Fund
     U.S. Treasury Long-Term Fund
     U.S. Treasury Money Fund

T. ROWE PRICE SUMMIT FUNDS, INC.
     T. Rowe Price Summit Cash Reserves Fund
     T. Rowe Price Summit Limited-Term Bond Fund
     T. Rowe Price Summit GNMA Fund

T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.
     T. Rowe Price Summit Municipal Money Market Fund
     T. Rowe Price Summit Municipal Intermediate Fund
     T. Rowe Price Summit Municipal Income Fund

T. ROWE PRICE VALUE FUND, INC.


          /s/   Henry H. Hopkins
          By:  _____________________________________
                Henry H. Hopkins, Vice President


          STATE STREET BANK AND TRUST COMPANY

          /s/   Ronald E. Logue
          By:  _____________________________________
                         Ronald E. Logue, Vice Chairman

                                AMENDMENT NO. 6
                         TO CUSTODIAN CONTRACT BETWEEN
                    STATE STREET BANK AND TRUST COMPANY AND
                            THE T. ROWE PRICE FUNDS

The Custodian Contract of January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000 and July 18, 2000 between State Street Bank and Trust Company and each of the Parties listed on Appendix A thereto is hereby further amended, as of October 25, 2000, by adding thereto T. Rowe Price International Index Fund, Inc., on behalf of T. Rowe Price International Equity Index Fund; T. Rowe Price Tax-Efficient Funds, Inc., on behalf of T. Rowe Price Tax-Efficient Multi-Cap Growth Fund; and T. Rowe Price Equity Series, Inc., on behalf of T. Rowe Price Blue Chip Growth Portfolio, T. Rowe Price Equity Index 500 Portfolio, and T. Rowe Price Health Sciences Portfolio.

T. ROWE PRICE BALANCED FUND, INC.

T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.

T. ROWE PRICE CALIFORNIA TAX-FREE INCOME TRUST
     California Tax-Free Bond Fund
     California Tax-Free Money Fund

T. ROWE PRICE CAPITAL APPRECIATION FUND

T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.

T. ROWE PRICE CORPORATE INCOME FUND, INC.

T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND, INC.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND, INC.

T. ROWE PRICE DIVIDEND GROWTH FUND, INC.

T. ROWE PRICE EQUITY INCOME FUND

T. ROWE PRICE EQUITY SERIES, INC.
     T. Rowe Price Blue Chip Growth Portfolio
     T. Rowe Price Equity Income Portfolio
     T. Rowe Price Equity Index 500 Portfolio
     T. Rowe Price Health Sciences Portfolio
     T. Rowe Price Mid-Cap Growth Portfolio
     T. Rowe Price New America Growth Portfolio
     T. Rowe Price Personal Strategy Balanced Portfolio

T. ROWE PRICE FINANCIAL SERVICES FUND, INC.

T. ROWE PRICE FIXED INCOME SERIES, INC.
     T. Rowe Price Limited-Term Bond Portfolio
     T. Rowe Price Prime Reserve Portfolio

T. ROWE PRICE GLOBAL TECHNOLOGY FUND, INC.

T. ROWE PRICE GNMA FUND

T. ROWE PRICE GROWTH & INCOME FUND, INC.

T. ROWE PRICE GROWTH STOCK FUND, INC.

T. ROWE PRICE HEALTH SCIENCES FUND, INC.

T. ROWE PRICE HIGH YIELD FUND, INC.

T. ROWE PRICE INDEX TRUST, INC.
     T. Rowe Price Equity Index 500 Fund
     T. Rowe Price Extended Equity Market Index Fund
     T. Rowe Price Total Equity Market Index Fund

INSTITUTIONAL EQUITY FUNDS, INC.
     Institutional Large-Cap Value Fund
     Institutional Small-Cap Stock Fund
     Institutional Mid-Cap Equity Growth Fund

INSTITUTIONAL INTERNATIONAL FUNDS, INC.
     Foreign Equity Fund

T. ROWE PRICE INTERNATIONAL FUNDS, INC.
     T. Rowe Price International Bond Fund
     T. Rowe Price International Discovery Fund
     T. Rowe Price International Stock Fund
     T. Rowe Price European Stock Fund
     T. Rowe Price New Asia Fund
     T. Rowe Price Global Bond Fund
     T. Rowe Price Japan Fund
     T. Rowe Price Latin America Fund
     T. Rowe Price Emerging Markets Bond Fund
     T. Rowe Price Emerging Markets Stock Fund
     T. Rowe Price Global Stock Fund
     T. Rowe Price International Growth & Income Fund
     T. Rowe Price Emerging Europe & Mediterranean Fund

T. ROWE PRICE INTERNATIONAL INDEX FUND, INC.
     T. Rowe Price International Equity Index Fund

T. ROWE PRICE INTERNATIONAL SERIES, INC.
     T. Rowe Price International Stock Portfolio

T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC.

T. ROWE PRICE MID-CAP GROWTH FUND, INC.

T. ROWE PRICE MID-CAP VALUE FUND, INC.

T. ROWE PRICE NEW AMERICA GROWTH FUND

T. ROWE PRICE NEW ERA FUND, INC.

T. ROWE PRICE NEW HORIZONS FUNDS, INC.

T. ROWE PRICE NEW INCOME FUND, INC.

T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC.
     T. Rowe Price Personal Strategy Balanced Fund
     T. Rowe Price Personal Strategy Growth Fund
     T. Rowe Price Personal Strategy Income Fund

T. ROWE PRICE PRIME RESERVE FUND, INC.

T. ROWE PRICE REAL ESTATE FUND, INC.

RESERVE INVESTMENT FUNDS, INC.
     Reserve Investment Fund
     Government Reserve Investment Fund

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.

T. ROWE PRICE SHORT-TERM BOND FUND, INC.

T. ROWE PRICE SHORT-TERM U.S. GOVERNMENT FUND, INC.

T. ROWE PRICE SMALL-CAP STOCK FUND, INC.

T. ROWE PRICE SMALL-CAP VALUE FUND, INC.

T. ROWE PRICE SPECTRUM FUND, INC.
     Spectrum Growth Fund
     Spectrum Income Fund
     Spectrum International Fund

T. ROWE PRICE STATE TAX-FREE INCOME TRUST
     Maryland Tax-Free Bond Fund
     Maryland Short-Term Tax-Free Bond Fund
     New York Tax-Free Bond Fund
     New York Tax-Free Money Fund
     New Jersey Tax-Free Bond Fund
     Virginia Tax-Free Bond Fund
     Virginia Short-Term Tax-Free Bond Fund
     Florida Intermediate Tax-Free Fund
     Georgia Tax-Free Bond Fund

T. ROWE PRICE TAX-EFFICIENT FUNDS, INC.
    T. Rowe Price Tax-Efficient Balanced Fund
    T. Rowe Price Tax-Efficient Growth Fund
    T. Rowe Price Tax-Efficient Multi-Cap Growth Fund

T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.

T. ROWE PRICE TAX-FREE INCOME FUND, INC.

T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND, INC.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.

T. ROWE PRICE U.S. BOND INDEX FUND, INC.

T. ROWE PRICE U.S. TREASURY FUNDS, INC.
     U.S. Treasury Intermediate Fund
     U.S. Treasury Long-Term Fund
     U.S. Treasury Money Fund

T. ROWE PRICE SUMMIT FUNDS, INC.
     T. Rowe Price Summit Cash Reserves Fund
     T. Rowe Price Summit Limited-Term Bond Fund
     T. Rowe Price Summit GNMA Fund

T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.
     T. Rowe Price Summit Municipal Money Market Fund
     T. Rowe Price Summit Municipal Intermediate Fund
     T. Rowe Price Summit Municipal Income Fund

T. ROWE PRICE VALUE FUND, INC.


          /s/   Henry H. Hopkins

          By:  _____________________________________
                Henry H. Hopkins, Vice President


          STATE STREET BANK AND TRUST COMPANY

          /s/   Ronald E. Logue

          By:  _____________________________________
                Ronald E. Logue, Vice Chairman

                                AMENDMENT NO. 7
                         TO CUSTODIAN CONTRACT BETWEEN
                    STATE STREET BANK AND TRUST COMPANY AND
                            THE T. ROWE PRICE FUNDS

The Custodian Contract of January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000, and October 25, 2000
between State Street Bank and Trust Company and each of the Parties listed on Appendix A thereto is hereby further amended, as of February 7, 2001, by adding thereto T. Rowe Price State Tax-Free Income Trust, on behalf of Maryland Tax-Free Money Fund.

T. ROWE PRICE BALANCED FUND, INC.

T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.

T. ROWE PRICE CALIFORNIA TAX-FREE INCOME TRUST
     California Tax-Free Bond Fund
     California Tax-Free Money Fund

T. ROWE PRICE CAPITAL APPRECIATION FUND

T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.

T. ROWE PRICE CORPORATE INCOME FUND, INC.

T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND, INC.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND, INC.

T. ROWE PRICE DIVIDEND GROWTH FUND, INC.

T. ROWE PRICE EQUITY INCOME FUND

T. ROWE PRICE EQUITY SERIES, INC.
     T. Rowe Price Blue Chip Growth Portfolio
     T. Rowe Price Equity Income Portfolio
     T. Rowe Price Equity Index 500 Portfolio
     T. Rowe Price Health Sciences Portfolio
     T. Rowe Price Mid-Cap Growth Portfolio
     T. Rowe Price New America Growth Portfolio
     T. Rowe Price Personal Strategy Balanced Portfolio

T. ROWE PRICE FINANCIAL SERVICES FUND, INC.

T. ROWE PRICE FIXED INCOME SERIES, INC.
     T. Rowe Price Limited-Term Bond Portfolio
     T. Rowe Price Prime Reserve Portfolio

T. ROWE PRICE GLOBAL TECHNOLOGY FUND, INC.

T. ROWE PRICE GNMA FUND

T. ROWE PRICE GROWTH & INCOME FUND, INC.

T. ROWE PRICE GROWTH STOCK FUND, INC.

T. ROWE PRICE HEALTH SCIENCES FUND, INC.

T. ROWE PRICE HIGH YIELD FUND, INC.

T. ROWE PRICE INDEX TRUST, INC.
     T. Rowe Price Equity Index 500 Fund
     T. Rowe Price Extended Equity Market Index Fund
     T. Rowe Price Total Equity Market Index Fund

INSTITUTIONAL EQUITY FUNDS, INC.
     Institutional Large-Cap Value Fund
     Institutional Small-Cap Stock Fund
     Institutional Mid-Cap Equity Growth Fund

INSTITUTIONAL INTERNATIONAL FUNDS, INC.
     Foreign Equity Fund

T. ROWE PRICE INTERNATIONAL FUNDS, INC.
     T. Rowe Price International Bond Fund
     T. Rowe Price International Discovery Fund
     T. Rowe Price International Stock Fund
     T. Rowe Price European Stock Fund
     T. Rowe Price New Asia Fund
     T. Rowe Price Global Bond Fund
     T. Rowe Price Japan Fund
     T. Rowe Price Latin America Fund
     T. Rowe Price Emerging Markets Bond Fund
     T. Rowe Price Emerging Markets Stock Fund
     T. Rowe Price Global Stock Fund
     T. Rowe Price International Growth & Income Fund
     T. Rowe Price Emerging Europe & Mediterranean Fund

T. ROWE PRICE INTERNATIONAL INDEX FUND, INC.
     T. Rowe Price International Equity Index Fund

T. ROWE PRICE INTERNATIONAL SERIES, INC.
     T. Rowe Price International Stock Portfolio

T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC.

T. ROWE PRICE MID-CAP GROWTH FUND, INC.

T. ROWE PRICE MID-CAP VALUE FUND, INC.

T. ROWE PRICE NEW AMERICA GROWTH FUND

T. ROWE PRICE NEW ERA FUND, INC.

T. ROWE PRICE NEW HORIZONS FUNDS, INC.

T. ROWE PRICE NEW INCOME FUND, INC.

T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC.
     T. Rowe Price Personal Strategy Balanced Fund
     T. Rowe Price Personal Strategy Growth Fund
     T. Rowe Price Personal Strategy Income Fund

T. ROWE PRICE PRIME RESERVE FUND, INC.

T. ROWE PRICE REAL ESTATE FUND, INC.

RESERVE INVESTMENT FUNDS, INC.
     Reserve Investment Fund
     Government Reserve Investment Fund

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.

T. ROWE PRICE SHORT-TERM BOND FUND, INC.

T. ROWE PRICE SHORT-TERM U.S. GOVERNMENT FUND, INC.

T. ROWE PRICE SMALL-CAP STOCK FUND, INC.

T. ROWE PRICE SMALL-CAP VALUE FUND, INC.

T. ROWE PRICE SPECTRUM FUND, INC.
     Spectrum Growth Fund
     Spectrum Income Fund
     Spectrum International Fund

T. ROWE PRICE STATE TAX-FREE INCOME TRUST
     Maryland Tax-Free Money Fund
     Maryland Tax-Free Bond Fund
     Maryland Short-Term Tax-Free Bond Fund
     New York Tax-Free Bond Fund
     New York Tax-Free Money Fund
     New Jersey Tax-Free Bond Fund
     Virginia Tax-Free Bond Fund
     Virginia Short-Term Tax-Free Bond Fund
     Florida Intermediate Tax-Free Fund
     Georgia Tax-Free Bond Fund

T. ROWE PRICE TAX-EFFICIENT FUNDS, INC.
    T. Rowe Price Tax-Efficient Balanced Fund
    T. Rowe Price Tax-Efficient Growth Fund
    T. Rowe Price Tax-Efficient Multi-Cap Growth Fund

T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.

T. ROWE PRICE TAX-FREE INCOME FUND, INC.

T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND, INC.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.

T. ROWE PRICE U.S. BOND INDEX FUND, INC.

T. ROWE PRICE U.S. TREASURY FUNDS, INC.
     U.S. Treasury Intermediate Fund
     U.S. Treasury Long-Term Fund
     U.S. Treasury Money Fund

T. ROWE PRICE SUMMIT FUNDS, INC.
     T. Rowe Price Summit Cash Reserves Fund
     T. Rowe Price Summit Limited-Term Bond Fund
     T. Rowe Price Summit GNMA Fund

T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.
     T. Rowe Price Summit Municipal Money Market Fund
     T. Rowe Price Summit Municipal Intermediate Fund
     T. Rowe Price Summit Municipal Income Fund

T. ROWE PRICE VALUE FUND, INC.


          /s/   Henry H. Hopkins

          By:  _____________________________________
                Henry H. Hopkins, Vice President


          STATE STREET BANK AND TRUST COMPANY

          /s/   Ronald E. Logue

          By:  _____________________________________
                Ronald E. Logue, Vice Chairman








                             GLOBAL CUSTODY AGREEMENT



   This AGREEMENT is effective January 3, 1994, and is between THE CHASE MANHATTAN BANK, N.A. (the "Bank") and EACH OF THE ENTITIES LISTED ON SCHEDULE A HERETO, Individually and Separately (each individually, the "Customer").


1. CUSTOMER ACCOUNTS.

   The Bank agrees to establish and maintain the following accounts
    ("Accounts"):

   (a)
      A custody account in the name of the Customer ("Custody Account") for any and all stocks, shares, bonds, debentures, notes, mortgages or other obligations for the payment of money, bullion, coin and any certificates, receipts, warrants or other instruments representing rights to receive, purchase or subscribe for the same or evidencing or representing any other rights or interests therein and other similar property whether certificated or uncertificated as may be received by the Bank or its Subcustodian (as defined in Section 3) for the account of the Customer ("Securities"); and

   (b)
      A deposit account in the name of the Customer ("Deposit Account") for any and all cash in any currency received by the Bank or its Subcustodian for the account of the Customer, which cash shall not be subject to withdrawal by draft or check.

   The Customer warrants its authority to: 1) deposit the cash and Securities ("Assets") received in the Accounts and 2) give Instructions (as defined in
Section 11) concerning the Accounts. The Bank may deliver securities of the same class in place of those deposited in the Custody Account.

   Upon written agreement between the Bank and the Customer, additional Accounts may be established and separately accounted for as additional Accounts under the terms of this Agreement.


2. MAINTENANCE OF SECURITIES AND CASH AT BANK AND SUBCUSTODIAN LOCATIONS.

   Unless Instructions specifically require another location acceptable to the
Bank:

   (a)
      Securities will be held in the country or other jurisdiction in which the principal trading market for such Securities is located, where such Securities are to be presented for payment or where such Securities are acquired; and

   (b)
      Cash will be credited to an account in a country or other jurisdiction in which such cash may be legally deposited or is the legal currency for the payment of public or private debts.

   Cash may be held pursuant to Instructions in either interest or non-interest bearing accounts as may be available for the particular currency. To the extent Instructions are issued and the Bank can comply with such Instructions, the Bank is authorized to maintain cash balances on deposit for the Customer with itself or one of its affiliates at such reasonable rates of interest as may from time to time be paid on such accounts, or in non-interest bearing accounts as the Customer may direct, if acceptable to the Bank.

   If the Customer wishes to have any of its Assets held in the custody of an institution other than the established Subcustodians as defined in Section 3 (or their securities depositories), such arrangement must be authorized by a written agreement, signed by the Bank and the Customer.


3. SUBCUSTODIANS AND SECURITIES DEPOSITORIES.

   The Bank may act under this Agreement through the subcustodians listed in Schedule B of this Agreement with which the Bank has entered into subcustodial agreements ("Subcustodians"). The Customer authorizes the Bank to hold Assets in the Accounts in accounts which the Bank has established with one or more of its branches or Subcustodians. The Bank and Subcustodians are authorized to hold any of the Securities in their account with any securities depository in which they participate.

   The Bank reserves the right to add new, replace or remove Subcustodians. The Customer will be given reasonable notice by the Bank of any amendment to Schedule B. Upon request by the Customer, the Bank will identify the name, address and principal place of business of any Subcustodian of the Customer's Assets and the name and address of the governmental agency or other regulatory authority that supervises or regulates such Subcustodian.


4. USE OF SUBCUSTODIAN.

   (a) The Bank will identify such Assets on its books as belonging to the Customer.

   (b) A Subcustodian will hold such Assets together with assets belonging to other customers of the Bank in accounts identified on such Subcustodian's books as special custody accounts for the exclusive benefit of customers of the Bank.

   (c) Any Assets in the Accounts held by a Subcustodian will be subject only to the instructions of the Bank or its agent. Any Securities held in a securities depository for the account of a Subcustodian will be subject only to the instructions of such Subcustodian.

   (d) Any agreement the Bank enters into with a Subcustodian for holding its customer's assets shall provide that such assets will not be subject to any right, charge, security interest, lien or claim of any kind in favor of such Subcustodian or its creditors except for a claim for payment for safe custody or administration, and that the beneficial ownership of such assets will be freely transferable without the payment of money or value other than for safe custody or administration.

      The foregoing shall not apply to the extent of any special agreement or arrangement made by the Customer with any particular Subcustodian.


5. DEPOSIT ACCOUNT TRANSACTIONS.

   (a) The Bank or its Subcustodians will make payments from the Deposit Account upon receipt of Instructions which include all information required by the Bank.

   (b) In the event that any payment to be made under this Section 5 exceeds the funds available in the Deposit Account, the Bank, in its discretion, may advance the Customer such excess amount which shall be deemed a loan payable on demand, bearing interest at the rate customarily charged by the Bank on similar loans.

   (c) If the Bank credits the Deposit Account on a payable date, or at any time prior to actual collection and reconciliation to the Deposit Account, with interest, dividends, redemptions or any other amount due, the Customer will promptly return any such amount upon oral or written notification:
      (i) that such amount has not been received in the ordinary course of business or (ii) that such amount was incorrectly credited. If the Customer does not promptly return any amount upon such notification, the Bank shall be entitled, upon oral or written notification to the Customer, to reverse such credit by debiting the Deposit Account for the amount previously credited. The Bank or its Subcustodian shall have no duty or obligation to institute legal proceedings, file a claim or a proof of claim in any insolvency proceeding or take any other action with respect to the collection of such amount, but may act for the Customer upon Instructions after consultation with the Customer.


6. CUSTODY ACCOUNT TRANSACTIONS.

   (a) Securities will be transferred, exchanged or delivered by the Bank or its Subcustodian upon receipt by the Bank of Instructions which include all information required by the Bank. Settlement and payment for Securities received for, and delivery of Securities out of, the Custody Account may be made in accordance with the customary or established securities trading or securities processing practices and procedures in the jurisdiction or market in which the transaction occurs, including, without limitation, delivery of Securities to a purchaser, dealer or their agents against a receipt with the expectation of receiving later payment and free delivery.
       Delivery of Securities out of the Custody Account may also be made in any manner specifically required by Instructions acceptable to the Bank.

   (b) The Bank, in its discretion, may credit or debit the Accounts on a contractual settlement date with cash or Securities with respect to any sale, exchange or purchase of Securities. Otherwise, such transactions will be credited or debited to the Accounts on the date cash or Securities are actually received by the Bank and reconciled to the Account.

      (i) The Bank may reverse credits or debits made to the Accounts in its discretion if the related transaction fails to settle within a reasonable period, determined by the Bank in its discretion, after the contractual settlement date for the related transaction.

      (ii)
         If any Securities delivered pursuant to this Section 6 are returned by the recipient thereof, the Bank may reverse the credits and debits of the particular transaction at any time.


7. ACTIONS OF THE BANK.

   The Bank shall follow Instructions received regarding assets held in the Accounts. However, until it receives Instructions to the contrary, the Bank will:

   (a) Present for payment any Securities which are called, redeemed or retired or otherwise become payable and all coupons and other income items which call for payment upon presentation, to the extent that the Bank or Subcustodian is actually aware of such opportunities.

   (b) Execute in the name of the Customer such ownership and other certificates as may be required to obtain payments in respect of Securities.

   (c) Exchange interim receipts or temporary Securities for definitive Securities.

   (d) Appoint brokers and agents for any transaction involving the Securities, including, without limitation, affiliates of the Bank or any Subcustodian.

   (e) Issue statements to the Customer, at times mutually agreed upon, identifying the Assets in the Accounts.

   The Bank will send the Customer an advice or notification of any transfers of Assets to or from the Accounts. Such statements, advices or notifications shall indicate the identity of the entity having custody of the Assets. Unless the Customer sends the Bank a written exception or objection to any Bank statement within ninety (90) days of receipt, the Customer shall be deemed to have approved such statement. The Bank shall, to the extent permitted by law, be released, relieved and discharged with respect to all matters set forth in such statement or reasonably implied therefrom as though it had been settled by the decree of a court of competent jurisdiction in an action where the Customer and all persons having or claiming an interest in the Customer or the Customer's Accounts were parties if: (a) the Customer has failed to provide a written exception or objection to any Bank statement within ninety (90) days of receipt and where the Customer's failure to so provide a written exception or objection within such ninety (90) day period has limited the Bank's (i) access to the records, materials and other information required to investigate the Customer's exception or objection, and (ii) ability to recover from third parties any amounts for which the Bank may become liable in connection with such exception or objection, or (b) where the Customer has otherwise explicitly approved any such statement.

   All collections of funds or other property paid or distributed in respect of Securities in the Custody Account shall be made at the risk of the Customer.
 The Bank shall have no liability for any loss occasioned by delay in the actual receipt of notice by the Bank or by its Subcustodians of any payment, redemption or other transaction regarding Securities in the Custody Account in respect of which the Bank has agreed to take any action under this Agreement.


8. CORPORATE ACTIONS; PROXIES.

   Whenever the Bank receives information concerning the Securities which requires discretionary action by the beneficial owner of the Securities (other than a proxy), such as subscription rights, bonus issues, stock repurchase plans and rights offerings, or legal notices or other material intended to be transmitted to securities holders ("Corporate Actions"), the Bank will give the Customer notice of such Corporate Actions to the extent that the Bank's central corporate actions department has actual knowledge of a Corporate Action in time to notify its customers.

   When a rights entitlement or a fractional interest resulting from a rights issue, stock dividend, stock split or similar Corporate Action is received which bears an expiration date, the Bank will endeavor to obtain Instructions from the Customer or its Authorized Person, but if Instructions are not received in time for the Bank to take timely action, or actual notice of such Corporate Action was received too late to seek Instructions, the Bank is authorized to sell such rights entitlement or fractional interest and to credit the Deposit Account with the proceeds or take any other action it deems, in good faith, to be appropriate in which case it shall be held harmless for any such action.

   The Bank will deliver proxies to the Customer or its designated agent pursuant to special arrangements which may have been agreed to in writing. Such proxies shall be executed in the appropriate nominee name relating to Securities in the Custody Account registered in the name of such nominee but without indicating the manner in which such proxies are to be voted; and where bearer Securities are involved, proxies will be delivered in accordance with Instructions.


9. NOMINEES.

   Securities which are ordinarily held in registered form may be registered in a nominee name of the Bank, Subcustodian or securities depository, as the case may be. The Bank may without notice to the Customer cause any such Securities to cease to be registered in the name of any such nominee and to be registered in the name of the Customer. In the event that any Securities registered in a nominee name are called for partial redemption by the issuer, the Bank may allot the called portion to the respective beneficial holders of such class of security pro rata or in any other manner that is fair, equitable and practicable. The Customer agrees to hold the Bank, Subcustodians, and their respective nominees harmless from any liability arising directly or indirectly from their status as a mere record holder of Securities in the Custody Account.


10. AUTHORIZED PERSONS.

   As used in this Agreement, the term "Authorized Person" means employees or agents including investment managers as have been designated by written notice from the Customer or its designated agent to act on behalf of the Customer under this Agreement. Such persons shall continue to be Authorized Persons until such time as the Bank receives Instructions from the Customer or its designated agent that any such employee or agent is no longer an Authorized Person.


11. INSTRUCTIONS.

   The term "Instructions" means instructions of any Authorized Person received by the Bank, via telephone, telex, TWX, facsimile transmission, bank wire or other teleprocess or electronic instruction or trade information system acceptable to the Bank which the Bank believes in good faith to have been given by Authorized Persons or which are transmitted with proper testing or authentication pursuant to terms and conditions which the Bank may specify.
 Unless otherwise expressly provided, all Instructions shall continue in full force and effect until canceled or superseded.

   Any Instructions delivered to the Bank by telephone shall promptly thereafter be confirmed in writing by an Authorized Person (which confirmation may bear the facsimile signature of such Person), but the Customer will hold the Bank harmless for the failure of an Authorized Person to send such confirmation in writing, the failure of such confirmation to conform to the telephone instructions received or the Bank's failure to produce such confirmation at any subsequent time. The Bank may electronically record any Instructions given by telephone, and any other telephone discussions with respect to the Custody Account. The Customer shall be responsible for safeguarding any testkeys, identification codes or other security devices which the Bank shall make available to the Customer or its Authorized Persons.


12. STANDARD OF CARE; LIABILITIES.

   (a) The Bank shall be responsible for the performance of only such duties as are set forth in this Agreement or expressly contained in Instructions which are consistent with the provisions of this Agreement.
       Notwithstanding anything to the contrary in this Agreement:

      (i) The Bank will use reasonable care with respect to its obligations under this Agreement and the safekeeping of Assets. The Bank shall be liable to the Customer for any loss which shall occur as the result of the failure of a Subcustodian to exercise reasonable care with respect to the safekeeping of such Assets to the same extent that the Bank would be liable to the Customer if the Bank were holding such Assets in New York. In the event of any loss to the Customer by reason of the failure of the Bank or its Subcustodian to utilize reasonable care, the Bank shall be liable to the Customer only to the extent of the Customer's direct damages, and shall in no event be liable for any special or consequential damages.

      (ii)
         The Bank will not be responsible for any act, omission, default or for the solvency of any broker or agent which it or a Subcustodian appoints unless such appointment was made negligently or in bad faith or for any loss due to the negligent act of such broker or agent except to the extent that such broker or agent (other than a Subcustodian) performs in a negligent manner which is the cause of the loss to the Customer and the Bank failed to exercise reasonable care in monitoring such broker's or agent's performance where Customer has requested and Bank has agreed to accept such monitoring responsibility.

      (iii)
         The Bank shall be indemnified by, and without liability to the Customer for any action taken or omitted by the Bank whether pursuant to Instructions or otherwise within the scope of this Agreement if such act or omission was in good faith, without negligence. In performing its obligations under this Agreement, the Bank may rely on the genuineness of any document which it believes in good faith to have been validly executed.

      (iv)The Customer agrees to pay for and hold the Bank harmless from any liability or loss resulting from the imposition or assessment of any taxes or other governmental charges, and any related expenses with respect to income from or Assets in the Accounts, except to the extent that the Bank has failed to exercise reasonable care in performing any obligations which the Bank may have agreed to assume (in addition to those stated in this Agreement) with respect to taxes and such failure by the Bank is the direct cause of such imposition or assessment of such taxes, charges or expenses.

      (v) The Bank shall be entitled to rely, and may act, upon the advice of counsel (who may be counsel for the Customer) on all legal matters and shall be without liability for any action reasonably taken or omitted pursuant to such advice; provided, that the Bank gives (to the extent practicable) prior notice to Customer of Bank's intention to so seek advice of counsel and an opportunity for consultation with Customer on the proposed contact with counsel.

      (vi)
         The Bank represents and warrants that it currently maintain a banker's blanket bond which provides standard fidelity and non-negligent loss coverage with respect to the Securities and Cash which may be held by Subcustodians pursuant to this Agreement. The Bank agrees that if at any time it for any reason discontinues such coverage, it shall immediately give sixty (60) days' prior written notice to the Customer.
          The Bank need not maintain any insurance for the benefit of the Customer.

      (vii)
         Without limiting the foregoing, the Bank shall not be liable for any loss which results from: (1) the general risk of investing, or (2) investing or holding Assets in a particular country including, but not limited to, losses resulting from nationalization, expropriation or other governmental actions; regulation of the banking or securities industry; currency restrictions, devaluations or fluctuations; and market conditions which prevent the orderly execution of securities transactions or affect the value of Assets.

      (viii)
         Neither party shall be liable to the other for any loss due to forces beyond their control including, but not limited to strikes or work stoppages, acts of war or terrorism, insurrection, revolution, nuclear fusion, fission or radiation, or acts of God.

   (b) Consistent with and without limiting the first paragraph of this Section 12, it is specifically acknowledged that the Bank shall have no duty or responsibility to:

      (i) question Instructions or make any suggestions to the Customer or an Authorized Person regarding such Instructions;

      (ii)
         supervise or make recommendations with respect to investments or the retention of Securities;

      (iii)
         advise the Customer or an Authorized Person regarding any default in the payment of principal or income of any security other than as provided in Section 5(c) of this Agreement;

      (iv)
         evaluate or report to the Customer or an Authorized Person regarding the financial condition of any broker, agent (other than a Subcustodian) or other party to which Securities are delivered or payments are made pursuant to this Agreement;

      (v) review or reconcile trade confirmations received from brokers. The Customer or its Authorized Persons (as defined in Section 10) issuing Instructions shall bear any responsibility to review such confirmations against Instructions issued to and statements issued by the Bank.

   (c) The Customer authorizes the Bank to act under this Agreement notwithstanding that the Bank or any of its divisions or affiliates may have a material interest in a transaction, or circumstances are such that the Bank may have a potential conflict of duty or interest including the fact that the Bank or any of its affiliates may provide brokerage services to other customers, act as financial advisor to the issuer of Securities, act as a lender to the issuer of Securities, act in the same transaction as agent for more than one customer, have a material interest in the issue of Securities, or earn profits from any of the activities listed herein.


13. FEES AND EXPENSES.

   The Customer agrees to pay the Bank for its services under this Agreement such amount as may be agreed upon in writing, together with the Bank's reasonable out-of-pocket or incidental expenses, including, but not limited to, reasonable legal fees. The Bank shall have a lien on and is authorized to charge any Accounts of the Customer for any amount owing to the Bank under any provision of this Agreement upon notice to the Customer.


14. MISCELLANEOUS.

   (a) Foreign Exchange Transactions. Pursuant to Instructions, which may be
       ------------------------------
      standing Instructions, to facilitate the administration of the Customer's trading and investment activity, the Bank is authorized to enter into spot or forward foreign exchange contracts with the Customer or an Authorized Person for the Customer and may also provide foreign exchange through its subsidiaries or Subcustodians. The Bank may establish rules or limitations concerning any foreign exchange facility made available. In all cases where the Bank, its subsidiaries, affiliates or Subcustodians enter into a foreign exchange contract related to Accounts, the terms and conditions of the then current foreign exchange contract of the Bank, its subsidiary, affiliate or Subcustodian and, to the extent not inconsistent, this Agreement shall apply to such transaction.

   (b) Certification of Residency, etc. The Customer certifies that it is a
       --------------------------------
      resident of the United States and agrees to notify the Bank of any changes in residency. The Bank may rely upon this certification or the certification of such other facts as may be required to administer the Bank's obligations under this Agreement. The Customer will indemnify the Bank against all losses, liability, claims or demands arising directly or indirectly from any such certifications.

   (c) Access to Records. The Bank shall allow the Customer's independent public
       ------------------
      accountants, officers and advisers reasonable access to the records of the Bank relating to the Assets as is required in connection with their examination of books and records pertaining to the Customer's affairs. Subject to restrictions under applicable law, the Bank shall also obtain an undertaking to permit the Customer's independent public accountants reasonable access to the records of any Subcustodian which has physical possession of any Assets as may be required in connection with the examination of the Customer's books and records.

   (d) Governing Law; Successors and Assigns. This Agreement shall be governed
       --------------------------------------
      by the laws of the State of New York and shall not be assignable by either party, but shall bind the successors in interest of the Customer and the Bank.

   (e) Entire Agreement; Applicable Riders. Customer represents that the Assets
       ------------------------------------
      deposited in the Accounts are (Check one):

        X <F1>  Employee Benefit Plan or other assets subject to the Employee
       -- ----
      Retirement Income Security Act of 1974, as amended ("ERISA");

        X /2/  Mutual Fund assets subject to certain Securities and Exchange
       --
      Commission ("SEC") rules and regulations;

         X /3/  Neither of the above.
        --

      With respect to each Customer, this Agreement consists exclusively of this document together with Schedules A, B, Exhibits I - _______ and the following Rider(s) to the extent indicated on Schedule A hereto opposite the name of the Customer under the column headed "Applicable Riders to Agreement":

        X   ERISA
        - -

        X   MUTUAL FUND
        - -

            SPECIAL TERMS AND CONDITIONS
        ---

   There are no other provisions of this Agreement and this Agreement supersedes any other agreements, whether written or oral, between the parties. Any amendment to this Agreement must be in writing, executed by both parties.

   (f) Severability.  In the event that one or more provisions of this Agreement
       -------------
      are held invalid, illegal or enforceable in any respect on the basis of any particular circumstances or in any jurisdiction, the validity, legality and enforceability of such provision or provisions under other circumstances or in other jurisdictions and of the remaining provisions will not in any way be affected or impaired.

   (g) Waiver.  Except as otherwise provided in this Agreement, no failure or
       -------
      delay on the part of either party in exercising any power or right under this Agreement operates as a waiver, nor does any single or partial exercise of any power or right preclude any other or further exercise, or the exercise of any other power or right. No waiver by a party of any provision of this Agreement, or waiver of any breach or default, is effective unless in writing and signed by the party against whom the waiver is to be enforced.

   (h) Notices. All notices under this Agreement shall be effective when
       --------
      actually received. Any notices or other


 -------------------------
<F1>
     With respect to each Customer listed on Schedule A hereto under the heading "ERISA Trusts."

     2.
     With respect to each Customer listed on Schedule A hereto under the heading "Investment Companies/Portfolios Registered Under the Investment Company Act of 1940."

     3.
     With respect to certain of the Customers listed on Schedule A hereto under the heading "Separate Accounts" as indicated on Schedule A.

   (h) Notices. All notices under this Agreement shall be effective when
       --------
      actually received. Any notices or other

                              EACH OF THE CUSTOMERS, INDIVIDUALLY AND SEPARATELY LISTED ON SECTION III OF SCHEDULE A HERETO

                                 By:

                              /s/Alvin M. Younger


                              Alvin M. Younger


                              Treasurer


                                 THE CHASE MANHATTAN BANK, N.A.

                                 By:
                              /s/Alan Naughton


                              Alan Naughton


                              Vice President

                                                                      Schedule A
                                                                     Page 1 of 2


                LIST OF CUSTOMERS, EACH INDIVIDUALLY PARTIES TO
                         GLOBAL CUSTODY AGREEMENT WITH
                         THE CHASE MANHATTAN BANK, N.A.
                             DATED JANUARY 3, 1994


                                            APPLICABLE RIDERS TO
CUSTOMER                                    GLOBAL CUSTODY
                                           AGREEMENT

I. INVESTMENT COMPANIES/PORTFOLIOS         The Mutual Fund Rider is
   REGISTERED UNDER THE INVESTMENT         applicable to all Customers
   COMPANY ACT OF 1940                     listed under Section I of
                                            this Schedule A.

   Equity Funds
   ------------

   T. Rowe Price Balanced Fund, Inc.
   T. Rowe Price Blue Chip Growth Fund, Inc.
   T. Rowe Price Capital Appreciation Fund
   T. Rowe Price Dividend Growth Fund, Inc.
   T. Rowe Price Equity Income Fund
   T. Rowe Price Growth & Income Fund, Inc.
   T. Rowe Price Growth Stock Fund, Inc.
   Institutional International Funds, Inc. on behalf of:
      Foreign Equity Fund
   T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price European Stock Fund
      T. Rowe Price International Discovery Fund
      T. Rowe Price International Stock Fund
      T. Rowe Price Japan Fund
      T. Rowe Price Latin America Fund
      T. Rowe Price New Asia Fund
   T. Rowe Price Mid-Cap Growth Fund, Inc.
   T. Rowe Price New Era Fund, Inc.
   T. Rowe Price New Horizons Fund, Inc.
   T. Rowe Price OTC Fund, Inc. on behalf of:
      T. Rowe Price OTC Fund
   T. Rowe Price Science & Technology Fund, Inc.
   T. Rowe Price Small Cap Value Fund, Inc.
   CUNA Mutual Funds, Inc. on behalf of:
      CUNA Mutual Cornerstone Fund

                                                                      Schedule A
                                                                     Page 2 of 2

                                           APPLICABLE RIDERS TO
   CUSTOMER                                GLOBAL CUSTODY AGREEMENT
   --------                                ------------------------

   Income Funds
   ------------

   T. Rowe Price Adjustable Rate U.S. Government Fund, Inc.
   T. Rowe Price High Yield Fund, Inc.
   T. Rowe Price New Income Fund, Inc.
   T. Rowe Price Short-Term Bond Fund, Inc.
   T. Rowe Price Summit Funds, Inc. on behalf of:
      T. Rowe Price Summit Limited-Term Bond Fund
   T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price Global Government Bond Fund
      T. Rowe Price International Bond Fund
      T. Rowe Price Short-Term Global Income Fund

                                            APPLICABLE RIDERS TO
CUSTOMER                                    GLOBAL CUSTODY
                                           AGREEMENT

II. ACCOUNTS SUBJECT TO ERISA              The ERISA Rider is applicable
                                            to all Customers Under
                                            Section II of this
                                            Schedule A.
   T. Rowe Price Trust Company as Trustee for the
      Johnson Matthey Salaried

      Common Trust Funds
      ------ ----- -----

      T. Rowe Price Trust Company, as Trustee
      for the International Common Trust Fund
      on behalf of the Underlying Trusts:
        Foreign Discovery Trust
        Foreign Discovery Trust-Augment
        Pacific Discovery Trust
        European Discovery Trust
        Japan Discovery Trust
        Latin American Discovery Trust

      New York City International Common Trust Fund

III. OTHER                                  No Riders are applicable
                                            to the Customer listed
     RPFI International Partners, L.P.      under Section III of
                                            this Schedule A.

                    ERISA RIDER TO GLOBAL CUSTODY AGREEMENT
                   BETWEEN THE CHASE MANHATTAN BANK, N.A. AND
                EACH OF THE ENTITIES LISTED ON SCHEDULE A HERETO
                           EFFECTIVE  JANUARY 3, 1994


   Customer represents that the Assets being placed in the Bank's custody are subject to ERISA. It is understood that in connection therewith the Bank is a service provider and not a fiduciary of the plan and trust to which the assets are related. The Bank shall not be considered a party to the underlying plan and trust and the Customer hereby assumes all responsibility to assure that Instructions issued under this Agreement are in compliance with such plan and trust and ERISA.

   This Agreement will be interpreted as being in compliance with the Department of Labor Regulations Section 2550.404b-1 concerning the maintenance of indicia of ownership of plan assets outside of the jurisdiction of the district courts of the United States.

   The following modifications are made to the Agreement:

   Section 3.  Subcustodians and Securities Depositories.
               ------------------------------------------

   Add the following language to the end of Section 3:

   As used in this Agreement, the term Subcustodian and the term securities depositories include a branch of the Bank, a branch of a qualified U.S. bank, an eligible foreign custodian, or an eligible foreign securities depository, where such terms shall mean:

   (a) "qualified U.S. bank" shall mean a U.S. bank as described in paragraph
      (a)(2)(ii)(A)(1) of the Department of Labor Regulations Section
      2550.404b-1;

   (b) "eligible foreign custodian" shall mean a banking institution incorporated or organized under the laws of a country other than the United States which is supervised or regulated by that country's government or an agency thereof or other regulatory authority in the foreign jurisdiction having authority over banks; and

   (c) "eligible foreign securities depository" shall mean a securities depository or clearing agency, incorporated or organized under the laws of a country other than the United States, which is supervised or regulated by that country's government or an agency thereof or other regulatory authority in the foreign jurisdiction having authority over such depositories or clearing agencies and which is described in paragraph
      (c)(2) of the Department of Labor Regulations Section 2550.404b-1.

   Section 4.  Use of Subcustodian.
               --------------------

   Subsection (d) of this section is modified by deleting the last sentence.

   Section 5.  Deposit Account Payments.
               -------------------------

   Subsection (b) is amended to read as follows:

   (b) In the event that any payment made under this Section 5 exceeds the funds available in the Deposit Account, such discretionary advance shall be deemed a service provided by the Bank under this Agreement for which it is entitled to recover its costs as may be determined by the Bank in good faith.

   Section 10.  Authorized Persons.
                ------------------

   Add the following paragraph at the end of Section 10:

   Customer represents that: a) Instructions will only be issued by or for a fiduciary pursuant to Department of Labor Regulation Section 404b-1 (a)(2)(i) and b) if Instructions are to be issued by an investment manager, such entity will meet the requirements of Section 3(38) of ERISA and will have been designated by the Customer to manage assets held in the Customer Accounts ("Investment Manager"). An Investment Manager may designate certain of its employees to act as Authorized Persons under this Agreement.

   Section 14(a).  Foreign Exchange Transactions.
                   ------------------------------

   Add the following paragraph at the end of Subsection 14(a):

   Instructions to execute foreign exchange transactions with the Bank, its subsidiaries, affiliates or Subcustodians will include (1) the time period in which the transaction must be completed; (2) the location i.e., Chase New York,
                                                          ----
Chase London, etc. or the Subcustodian with whom the contract is to be executed and (3) such additional information and guidelines as may be deemed necessary; and, if the Instruction is a standing Instruction, a provision allowing such Instruction to be overridden by specific contrary Instructions.

                 MUTUAL FUND RIDER TO GLOBAL CUSTODY AGREEMENT
                   BETWEEN THE CHASE MANHATTAN BANK, N.A. AND
                EACH OF THE ENTITIES LISTED ON SCHEDULE A HERETO
                           EFFECTIVE JANUARY 3, 1994


   Customer represents that the Assets being placed in the Bank's custody are subject to the Investment Company Act of 1940 (the Act), as the same may be amended from time to time.

   Except to the extent that the Bank has specifically agreed to comply with a condition of a rule, regulation, interpretation promulgated by or under the authority of the SEC or the Exemptive Order applicable to accounts of this nature issued to the Bank (Investment Company Act of 1940, Release No. 12053, November 20, 1981), as amended, or unless the Bank has otherwise specifically agreed, the Customer shall be solely responsible to assure that the maintenance of Assets under this Agreement complies with such rules, regulations, interpretations or exemptive order promulgated by or under the authority of the Securities Exchange Commission.

   The following modifications are made to the Agreement:

   Section 3.  Subcustodians and Securities Depositories.
               ------------------------------------------

   Add the following language to the end of Section 3:

   The terms Subcustodian and securities depositories as used in this Agreement shall mean a branch of a qualified U.S. bank, an eligible foreign custodian or an eligible foreign securities depository, which are further defined as follows:

   (a) "qualified U.S. Bank" shall mean a qualified U.S. bank as defined in Rule 17f-5 under the Investment Company Act of 1940;

   (b) "eligible foreign custodian" shall mean (i) a banking institution or trust company incorporated or organized under the laws of a country other than the United States that is regulated as such by that country's government or an agency thereof and that has shareholders' equity in excess of $200 million in U.S. currency (or a foreign currency equivalent thereof), (ii) a majority owned direct or indirect subsidiary of a qualified U.S. bank or bank holding company that is incorporated or organized under the laws of a country other than the United States and that has shareholders' equity in excess of $100 million in U.S. currency (or a foreign currency equivalent thereof)(iii) a banking institution or trust company incorporated or organized under the laws of a country other than the United States or a majority owned direct or indirect subsidiary of a qualified U.S. bank or bank holding company that is incorporated or organized under the laws of a country other than the United States which has such other qualifications as shall be specified in Instructions and approved by the Bank; or (iv) any other entity that shall have been so qualified by exemptive order, rule or other appropriate action of the SEC; and

   (c) "eligible foreign securities depository" shall mean a securities depository or clearing agency, incorporated or organized under the laws of a country other than the United States, which operates (i) the central system for handling securities or equivalent book-entries in that country, or (ii) a transnational system for the central handling of securities or equivalent book-entries.

   The Customer represents that its Board of Directors has approved each of the Subcustodians listed in Schedule B to this Agreement and the terms of the subcustody agreements between the Bank and each Subcustodian, which are attached
as Exhibits I through     of Schedule B, and further represents that its Board
                      ----
has determined that the use of each Subcustodian and the terms of each subcustody agreement are consistent with the best interests of the Fund(s) and its (their) shareholders. The Bank will supply the Customer with any amendment to Schedule B for approval. As requested by the Bank, the Customer will supply the Bank with certified copies of its Board of Directors resolution(s) with respect to the foregoing prior to placing Assets with any Subcustodian so approved.

   Section 11.  Instructions.
                -------------

   Add the following language to the end of Section 11:

   Deposit Account Payments and Custody Account Transactions made pursuant to
Section 5 and 6 of this Agreement may be made only for the purposes listed below. Instructions must specify the purpose for which any transaction is to be made and Customer shall be solely responsible to assure that Instructions are in accord with any limitations or restrictions applicable to the Customer by law or as may be set forth in its prospectus.

   (a) In connection with the purchase or sale of Securities at prices as confirmed by Instructions;

   (b) When Securities are called, redeemed or retired, or otherwise become payable;

   (c) In exchange for or upon conversion into other securities alone or other securities and cash pursuant to any plan or merger, consolidation, reorganization, recapitalization or readjustment;

   (d) Upon conversion of Securities pursuant to their terms into other securities;

   (e) Upon exercise of subscription, purchase or other similar rights represented by Securities;

   (f) For the payment of interest, taxes, management or supervisory fees, distributions or operating expenses;

   (g) In connection with any borrowings by the Customer requiring a pledge of Securities, but only against receipt of amounts borrowed;

   (h) In connection with any loans, but only against receipt of adequate collateral as specified in Instructions which shall reflect any restrictions applicable to the Customer;

   (i) For the purpose of redeeming shares of the capital stock of the Customer and the delivery to, or the crediting to the account of, the Bank, its Subcustodian or the Customer's transfer agent, such shares to be purchased or redeemed;

   (j) For the purpose of redeeming in kind shares of the Customer against delivery to the Bank, its Subcustodian or the Customer's transfer agent of such shares to be so redeemed;

   (k) For delivery in accordance with the provisions of any agreement among the Customer, the Bank and a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of The National Association of Securities Dealers, Inc. ("NASD"), relating to compliance with the rules of The Options Clearing Corporation and of any registered national securities exchange, or of any similar organization or organizations, regarding escrow or other arrangements in connection with transactions by the Customer;

   (l) For release of Securities to designated brokers under covered call options, provided, however, that such Securities shall be released only upon payment to the Bank of monies for the premium due and a receipt for the Securities which are to be held in escrow. Upon exercise of the option, or at expiration, the Bank will receive from brokers the Securities previously deposited. The Bank will act strictly in accordance with Instructions in the delivery of Securities to be held in escrow and will have no responsibility or liability for any such Securities which are not returned promptly when due other than to make proper request for such return;

   (m) For spot or forward foreign exchange transactions to facilitate security trading, receipt of income from Securities or related transactions;

   (n) For other proper purposes as may be specified in Instructions issued by an officer of the Customer which shall include a statement of the purpose for which the delivery or payment is to be made, the amount of the payment or specific Securities to be delivered, the name of the person or persons to whom delivery or payment is to be made, and a certification that the purpose is a proper purpose under the instruments governing the Customer; and

   o) Upon the termination of this Agreement as set forth in Section 14(i).

   Section 12.  Standard of Care; Liabilities.
                ------------------------------

   Add the following subsection (c) to Section 12:

   (c) The Bank hereby warrants to the Customer that in its opinion, after due inquiry, the established procedures to be followed by each of its branches, each branch of a qualified U.S. bank, each eligible foreign custodian and each eligible foreign securities depository holding the Customer's Securities pursuant to this Agreement afford protection for such Securities at least equal to that afforded by the Bank's established procedures with respect to similar securities held by the Bank and its securities depositories in New York.

   Section 14.  Access to Records.
                ------------------

   Add the following language to the end of Section 14(c):

   Upon reasonable request from the Customer, the Bank shall furnish the Customer such reports (or portions thereof) of the Bank's system of internal accounting controls applicable to the Bank's duties under this Agreement. The Bank shall endeavor to obtain and furnish the Customer with such similar reports as it may reasonably request with respect to each Subcustodian and securities depository holding the Customer's assets.



                              GLOBAL CUSTODY AGREEMENT



                              WITH
                                   -----------------------------------



                              DATE
                                   -----------------------------------

                       SPECIAL TERMS AND CONDITIONS RIDER
                       ----------------------------------
   January, 1994

B



                           SUB-CUSTODIANS EMPLOYED BY
                           --------------------------
             THE CHASE MANHATTAN BANK, N.A. LONDON, GLOBAL CUSTODY
             -----------------------------------------------------


COUNTRY      SUB-CUSTODIAN                CORRESPONDENT BANK

ARGENTINA    The Chase Manhattan Bank,    The Chase Manhattan
             N.A., Main Branch            Bank, N.A.
             25 De Mayo 130/140           Buenos Aires
             Buenos Aires
             ARGENTINA

AUSTRALIA    The Chase Manhattan Bank,    The Chase Manhattan Bank
             Australia Limited            Australia Limited Sydney
             36th Floor
             World Trade Centre
             Jamison Street
             Sydney
             New South Wales 2000
             AUSTRALIA


AUSTRIA      Creditanstalt - Bankvereln   Credit Lyonnais Vienna
             Schottengasse 6
             A - 1011, Vienna
             AUSTRIA

BANGLADESH    Standard Chartered Bank     Standard Chartered Bank
             18-20 Motijheel C.A.        Dhaka
             Box 536,
             Dhaka-1000
             BANGLADESH

BELGIUM       Generale Bank               Credit Lyonnais Bank
             3 Montagne Du Parc          Brussels
             1000 Bruxelles
             BELGIUM

BOTSWANA     Standard Chartered Bank      Standard Chartered Bank
             Botswana Ltd.                Botswana Ltd.
             4th Floor Commerce House    Gabarone
             The Mall
             Gaborone
             BOTSWANA

BRAZIL       Banco Chase Manhattan, S.A.  Banco Chase Manhattan
             Chase Manhattan Center       S.A., Sao Paolo

             Rua Verbo Divino, 1400
             Sao Paulo, SP 04719-002
             BRAZIL

CANADA       The Royal Bank of Canada     Toronto Dominion Bank
             Royal Bank Plaza            Toronto
             Toronto
             Ontario  M5J 2J5
             CANADA


             Canada Trust                 Toronto Dominion Bank
             Canada Trust Tower          Toronto
             BCE Place
             161 Bay at Front
             Toronto
             Ontario M5J 2T2
             CANADA

CHILE        The Chase Manhattan Bank,    The Chase Manhattan
             N.A., Agustinas 1235         Bank, N.A., Santiago
             Casilla 9192
             Santiago
             CHILE

COLOMBIA     Cititrust Colombia S.A.      Cititrust Colombia S.A.
              Sociedad Fiduciaria        Sociedad Fiduciaria
             Av. Jimenez No 8-89          Santafe de Bogota
             Santafe de Bogota, DC
             COLOMBIA

CZECH        Ceskoslovenska Obchodni     Ceskoslovenska
REPUBLIC     Banka, A.S.; Na Prikoope 14  Obchodni Banka, A.S.
             115 20 Praha 1              Praha
             CZECH REPUBLIC

DENMARK       Den Danske Bank             Den Danske Bak
             2 Holmens Kanala DK 1091    Copenhagen
             Copenhagen
             DENMARK

EUROBONDS     Cedel S.A.                  A/c No. 17817
             67 Blvd Grande Duchesse      ECU:Lloyds Bank PLC
             Charlotte LUXEMBOURG         International Banking
                                         Dividion
             A/c Chase Manhattan Bank,   London
             N.A. London                  For all other
                                          currencies: see
                                          relevant country

EURO CDS      First Chicago Clearing Centre ECU:Lloyds Bank PLC
             27 Leadenhall Street         Banking Division London
             London EC3A 1AA              For all other
             UK                           currencies: see
                                          relevant country

FINLAND      Kansallis-Osake-Pankki      Kanasallis-Osake-Pankki
             Aleksanterinkatu 42
             00100 Helsinki 10
             FINLAND

FRANCE        Banque Paribas              Societe Generale Paris
             Ref 256
             BP 141
             3, Rue D'Antin
             75078 Paris
             Cedex 02
             FRANCE

GERMANY       Chase Bank A.G.             Chase Bank A.G.
             Alexanderstrasse 59         Frankfurt
             Postfach 90 01 09
             60441 Frankfurt/Main
             GERMANY

GREECE        National Bank of Greece S.A. National Bank of Greece
             38 Stadiou Street            S.A. Athens
             Athens                       A/c Chase Manhattan
             GREECE                       Bank, N.A., London
                                         A/c No. 040/7/921578-68

HONG KONG     The Chase Manhattan Bank,NA The Chase Manhattan
             40/F One Exchange Square     Bank, N.A., Hong Kong
             8, Connaught Place
             Central, Hong Kong
             HONG KONG

HUNGARY       Citibank Budapest Rt.       Citibank Budapest Rt.
             Vaci Utca 19-21             Budapest
             1052 Budapest V
             HUNGARY

INDIA         The Hongkong and Shanghai   The Hongkong and
             Banking Corporation Limited  Shanghai Banking
             52/60 Mahatma Gandhi Road    Corporation Limited,
             Bombay 400 001              Bombay
             INDIA

INDONESIA    The Hongkong and Shanghai    The Chase Manhattan
             Banking Corporation Limited  Bank, N.A., Jakarta
             World Trade Center
             J1. Jend Sudirman Kav. 29-31
             Jakarta 10023
             INDONESIA

IRELAND       Bank of Ireland             Allied Irish Bank Dublin
             International Financial Services Centre
             1 Hargourmaster Place
             Dublin 1
             IRELAND

ISRAEL        Bank Leumi Le-Israel B.M.   Bank Leumi Le-Israel
             19 Herzi Street              B.M., Tel Aviv
             65136 Tel Aviv
             ISRAEL

ITALY         The Chase Manhattan Bank,   The Chase Manhattan
             N.A., Piazza Meda 1          Bank, N.A., Milan
             20121 Milan
             ITALY

JAPAN         The Chase Manhattan Bank,   The Chase Manhattan
             N.A.,1-3 Marunouchi 1-Chome  Bank, N.A., Tokyo
             Chiyoda-Ku
             Tokyo 100
             JAPAN

JORDAN        Arab Bank Limited           Arab Bank Limited
             P.O. Box 950544-5           Amman
             Amman
             Shmeisani
             JORDAN

LUXEMBOURG   Banque Generale du Luxembourg Banque Generale du
             S.A., 27 Avenue Monterey     Luxembourg S.A.
             LUXEMBOURG                  Luxembourg

MALAYSIA      The Chase Manhattan Bank,   The Chase Manhattan
             N.A., Pernas International   Bank, N.A., Kuala Lumpur
             Jalan Sultan Ismail
             50250, Kuala Lumpur
             MALAYSIA

MEXICO       The Chase Manhattan Bank,    No correspondent Bank
             N.A., Hamburgo 213, Piso 7  (Equities)
             06660 Mexico D.F.
             MEXICO

(Government  Banco Nacional de Mexico,    Banque Commerciale du
Bonds)       Avenida Juarez No.           Maroc
             104-11 Piso                 Casablanca
             06040 Mexico D.F.
             MEXICO

NETHERLANDS   ABN AMRO N.V.               Credit Lyonnais
             Securities Centre            Bank Nederland N.V.
             P.O. Box 3200               Rotterdam
             4800 De Breda
             NETHERLANDS

NEW ZEALAND  National Nominees Limited    National Bank of New Zealand
             Level 2 BNZ Tower           Wellington
             125 Queen Street
             Auckland
             NEW ZEALAND

NORWAY        Den Norske Bank             Den Norske Bank
             Kirkegaten 21               Oslo
             Oslo 1
             NORWAY

PAKISTAN      Citibank N.A.               Citibank N.A.
             State Life Building No.1    Karachi
             I.I. Chundrigar Road
             Karachi
             PAKISTAN


PERU         Citibank, N.A.               Citibank N.A. Lima
             Camino Real 457
             CC Torre Real - 5th Floor
             San Isidro, Lima 27
             PERU

PHILIPPINES   The Hongkong and Shanghai   The Hongkong and Shaghai
             Banking Corporation Limited  Banking Corporation
             Hong Kong Bank Centre 3/F    Limited, Manila
             San Miguel Avenue
             Ortigas Commercial Centre
             Pasig Metro Manila
             PHILIPPINES


POLAND        Bank Polska Kasa Opieki     Bank Potska Kasa Opieki
             S.A., 6/12 Nowy Swiat Str    S.A., Warsaw
             00-920 Warsaw

             POLAND

PORTUGAL     Banco Espirito Santo &       Banco Pinto &
             Comercial de Lisboa          Sotto Mayor
             Servico de Gestaode Titulos  Avenida Fontes
             R. Mouzinho da Silvelra,     Pereira de Melo
             36 r/c, 1200 Lisbon          1000 Lisbon
             PORTUGAL


SHANGHAI      The Hongkong and Shanghai   The Chase Manhattan
(CHINA)      Banking Corporation Limited  Bank, N.A.,Hong Kong
             Shanghai Branch
             Corporate Banking Centre
             Unit 504, 5/F Shanghai Centre
             1376 Hanjing Xi Lu
             Shanghai
             THE PEOPLE'S REPUBLIC OF CHINA

SCHENZHEN    The Hongkong and Shanghai    The Chase Manhattan
(CHINA)      Banking Corporation Limited  Bank, N.A., Hong Kong
             1st Floor
             Central Plaza Hotel
             No. 1 Chun Feng Lu
             Shenzhen
             THE PEOPLE'S REPUBLIC OF CHINA

SINGAPORE     The Chase Manhattan Bank,   The Chase Manhattan
             N.A.                         Bank, N.A.
             Shell Tower                 Singapore
             50 Raffles Place
             Singapore 0104
             SINGAPORE

SOUTH KOREA   The Hongkong & Shanghai     The Hongkong & Shanghai
             Banking Corporation Limited  Banking Corporation
             6/F Kyobo Building           Limited, Seoul
             #1 Chongro, 1-ka Chongro-Ku,
             Seoul
             SOUGH KOREA

SPAIN         The Chase Manhattan Bank,   Banco Zaragozano, S.A.
             N.A.,Calle Peonias 2        Madrid
             7th Floor
             La Piovera
             28042 Madrid
             SPAIN

URUGUAY      The First National Bank      The First National Bank
             of Boston                    of Boston
             Zabala 1463                 Montevideo
             Montevideo
             URUGUAY


U.S.A        The Chase Manhattan Bank,    The Chase Manhattan
             N.A.                         Bank, N.A.
             1 Chase Manhattan Plaza      New York
             New York
             NY 10081
             U.S.A.

VENEZUELA     Citibank N.A.               Citibank N.A.
             Carmelitas a Altagracia     Caracas
             Edificio Citibank
             Caracas 1010
             VENEZUELA

                              AMENDMENT AGREEMENT

     AMENDMENT AGREEMENT, dated as of April 18, 1994 (the "AMENDMENT AGREEMENT") to the Global Custody Agreement, effective January 3, 1994 (the "CUSTODY AGREEMENT") by and between each of the Entities listed in Attachment A hereto, separately and individually (each such entity referred to hereinafter as the "CUSTOMER") and THE CHASE MANHATTAN BANK, N.A. (the "BANK"). Terms defined in the Custody Agreement are used herein as therein defined.

     WITNESSETH:

     WHEREAS, the Customer wishes to appoint the Bank as its global custodian and the bank wishes to accept such appointment pursuant to the terms of the Custody Agreement;

     NOW, THEREFORE, the parties hereto agree as follows:

     1. Amendment.  Section I of Schedule A of the Custody Agreement ("SCHEDULE
        ---------
A") shall be amended to add each Customer listed in Attachment A hereto. The revised Schedule A incorporating these changes in the form attached hereto as Attachment B shall supersede the existing Schedule A in its entirety.

     2. Agreement.  The Customer agrees to be bound in all respects by all the
        ---------
terms and conditions of the Custody Agreement and shall be fully liable thereunder as a "Customer" as defined in the Custody Agreement.

     3. Confirmation of Agreement.  Except as amended hereby, the Custody
        -------------------------
Agreement is in full force and effect and as so amended is hereby ratified, approved and confirmed by the Customer and the Bank in all respects.

     4. Governing Law.  This Amendment Agreement shall be construed in
        -------------
accordance with and governed by the law of the State of New York without regard to its conflict of law principles.

     IN WITNESS WHEREOF, the parties have executed this Amendment Agreement as of the day and year first above written.


                           THE CHASE MANHATTAN BANK, N.A.


                           By:   /s/Alan P. Naughton
                                 Alan P. Naughton
                                 Vice President

                           EACH OF THE CUSTOMERS LISTED IN ATTACHMENT A HERETO, SEPARATELY AND INDIVIDUALLY


                           By:   /s/Carmen F. Deyesu
                                 Carmen F. Deyesu
                                Treasurer

                                                                    Attachment A
                               LIST OF CUSTOMERS

T. Rowe Price International Series, Inc. on behalf of the
     T. Rowe Price International Stock Portfolio

T. Rowe Price Equity Series, Inc. on behalf of the
     T. Rowe Price Equity Income Portfolio
     T. Rowe Price New America Growth Portfolio

T. Rowe Price New America Growth Fund, Inc.

T. Rowe Price Income Series, Inc. on behalf of
     T. Rowe Price Limited-Term Bond Portfolio

 Attachment B                                                         Schedule A
                                                                     Page 1 of 2
                LIST OF CUSTOMERS, EACH INDIVIDUALLY PARTIES TO
                         GLOBAL CUSTODY AGREEMENT WITH
                         THE CHASE MANHATTAN BANK, N.A.
                             DATED JANUARY 3, 1993

                                            APPLICABLE RIDERS TO
CUSTOMER                                    GLOBAL CUSTODY
                                           AGREEMENT

I. INVESTMENT COMPANIES/PORTFOLIOS         The Mutual Fund Rider is
   REGISTERED UNDER THE INVESTMENT         applicable to all Customers
   COMPANY ACT OF 1940                     listed under Section I of
                                            this Schedule A.
   Equity Funds
   ------------

   T. Rowe Price Balanced Fund, Inc.
   T. Rowe Price Blue Chip Growth Fund, Inc.
   T. Rowe Price Capital Appreciation Fund
   T. Rowe Price Dividend Growth Fund, Inc.
   T. Rowe Price Equity Income Fund
   T. Rowe Price Growth & Income Fund, Inc.
   T. Rowe Price Growth Stock Fund, Inc.
   Institutional International Funds, Inc. on behalf of:
      Foreign Equity Fund
   T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price European Stock Fund
      T. Rowe Price International Discovery Fund
      T. Rowe Price International Stock Fund
      T. Rowe Price Japan Fund
      T. Rowe Price Latin America Fund
      T. Rowe Price New Asia Fund
   T. Rowe Price International Series, Inc., on behalf of:
      T. Rowe Price International Stock Portfolio
   T. Rowe Price Mid-Cap Growth Fund, Inc.
   T. Rowe Price New Era Fund, Inc.
   T. Rowe Price New Horizons Fund, Inc.
   T. Rowe Price OTC Fund, Inc. on behalf of:
      T. Rowe Price OTC Fund
   T. Rowe Price Science & Technology Fund, Inc.
   T. Rowe Price Small-Cap Value Fund, Inc.
   CUNA Mutual Funds, Inc. on behalf of:
      CUNA Mutual Cornerstone Fund
   T. Rowe Price Equity Series, Inc. on behalf of:
      T. Rowe Price Equity Income Portfolio
      T. Rowe Price New America Growth Portfolio
   T. Rowe Price New America Growth Fund, Inc.

 Attachment B                                                         Schedule A
                                                                     Page 2 of 2

                                            APPLICABLE RIDERS TO
   CUSTOMER                                GLOBAL CUSTODY
   --------                                --------------
                                             AGREEMENT
                                            ----------

   Income Funds
   ------------
   T. Rowe Price Adjustable Rate U.S. Government Fund, Inc.
   T. Rowe Price High Yield Fund, Inc.
   T. Rowe Price New Income Fund, Inc.
   T. Rowe Price Short-Term Bond Fund, Inc.
   T. Rowe Price Summit Funds, Inc. on behalf of:
      T. Rowe Price Summit Limited-Term Bond Fund
   T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price Global Government Income Fund
      T. Rowe Price International Bond Fund
      T. Rowe Price Short-Term Global Income Fund
   T. Rowe Price Income Series, Inc. on behalf of:
      T. Rowe Price Limited-Term Bond Portfolio

II. ACCOUNTS SUBJECT TO ERISA              The ERISA Rider is applicable
                                            to all Customers Under
                                            Section II of this
                                            Schedule A.
   T. Rowe Price Trust Company as Trustee for the
      Johnson Matthey Salaried
      Savings Plan

   Common Trust Funds
   ------------------

   T. Rowe Price Trust Company,
   as Trustee for the International
   Common Trust Fund on behalf of
   the Underlying Trusts:
      Foreign Discovery Trust
      Foreign Discovery Trust-Augment
      Pacific Discovery Trust
      European Discovery Trust
      Japan Discovery Trust
      Latin American Discovery Trust
   New York City International Common Trust Fund

III. OTHER                                 No Riders are applicable to
                                            the Customer listed under
   RPFI International                      Section III of this
     Partners, L.P.                        Schedule A.

                              AMENDMENT AGREEMENT




     AMENDMENT AGREEMENT, dated as of August 15, 1994 (the "AMENDMENT AGREEMENT") to the Global Custody Agreement, effective January 3, 1994, as amended (the "CUSTODY AGREEMENT") by and between each of the Entities listed in Attachment A hereto, separately and individually (each such entity referred to hereinafter as the "CUSTOMER") and THE CHASE MANHATTAN BANK, N.A. (the "BANK").
 Terms defined in the Custody Agreement are used herein as therein defined.

     WITNESSETH:

     WHEREAS, the Customer wishes to appoint the Bank as its global custodian and the Bank wishes to accept such appointment pursuant to the terms of the Custody Agreement;

     NOW, THEREFORE, the parties hereto agree as follows:

     1. Amendment.  Section I of Schedule A of the Custody Agreement ("SCHEDULE
        ---------
A") shall be amended to add each Customer listed in Attachment A hereto. The revised Schedule A incorporating these changes in the form attached hereto as Attachment B shall supersede the existing Schedule A in its entirety.

     2. Agreement.  The Customer agrees to be bound in all respects by all the
        ---------
terms and conditions of the Custody Agreement and shall be fully liable thereunder as a "Customer" as defined in the Custody Agreement.

     3. Confirmation of Agreement.  Except as amended hereby, the Custody
        -------------------------
Agreement is in full force and effect and as so amended is hereby ratified, approved and confirmed by the Customer and the Bank in all respects.

     4. Governing Law.  This Amendment Agreement shall be construed in
        -------------
accordance with and governed by the law of the State of New York without regard to its conflict of law principles.

     IN WITNESS WHEREOF, the parties have executed this Amendment Agreement as of the day and year first above written.

                           THE CHASE MANHATTAN BANK, N.A.


                           By:   /s/Alan P. Naughton
                                 Alan P. Naughton
                                 Vice President

                           EACH OF THE CUSTOMERS LISTED IN ATTACHMENT A HERETO, SEPARATELY AND INDIVIDUALLY


                           By:   /s/Carmen F. Deyesu
                                 Carmen F. Deyesu
                                Treasurer

                                                                    Attachment A






                               LIST OF CUSTOMERS




T. Rowe Price Equity Series, Inc. on behalf of the
     T. Rowe Price Personal Strategy Balanced Portfolio

T. Rowe Price Personal Strategy Funds, Inc. on behalf of
     T. Rowe Price Personal Strategy Balanced Fund
     T. Rowe Price Personal Strategy Growth Fund
     T. Rowe Price Personal Strategy Income Fund

 Attachment B                                                         Schedule A
                                                                     Page 1 of 2


                LIST OF CUSTOMERS, EACH INDIVIDUALLY PARTIES TO
                         GLOBAL CUSTODY AGREEMENT WITH
                         THE CHASE MANHATTAN BANK, N.A.
                             DATED JANUARY 3, 1993

                                            APPLICABLE RIDERS TO
CUSTOMER                                    GLOBAL CUSTODY
                                           AGREEMENT

I. INVESTMENT COMPANIES/PORTFOLIOS         The Mutual Fund Rider is
   REGISTERED UNDER THE INVESTMENT         applicable to all Customers
   COMPANY ACT OF 1940                     listed under Section I of
                                            this Schedule A.

   Equity Funds
   ------------

   T. Rowe Price Balanced Fund, Inc.
   T. Rowe Price Blue Chip Growth Fund, Inc.
   T. Rowe Price Capital Appreciation Fund
   T. Rowe Price Dividend Growth Fund, Inc.
   T. Rowe Price Equity Income Fund
   T. Rowe Price Growth & Income Fund, Inc.
   T. Rowe Price Growth Stock Fund, Inc.
   Institutional International Funds, Inc. on behalf of:
      Foreign Equity Fund
   T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price European Stock Fund
      T. Rowe Price International Discovery Fund
      T. Rowe Price International Stock Fund
      T. Rowe Price Japan Fund
      T. Rowe Price Latin America Fund
      T. Rowe Price New Asia Fund
   T. Rowe Price International Series, Inc., on behalf of:
      T. Rowe Price International Stock Portfolio
   T. Rowe Price Mid-Cap Growth Fund, Inc.
   T. Rowe Price New Era Fund, Inc.
   T. Rowe Price New Horizons Fund, Inc.
   T. Rowe Price OTC Fund, Inc. on behalf of:
      T. Rowe Price OTC Fund
   T. Rowe Price Science & Technology Fund, Inc.
   T. Rowe Price Small-Cap Value Fund, Inc.
   CUNA Mutual Funds, Inc. on behalf of:
      CUNA Mutual Cornerstone Fund
   T. Rowe Price Equity Series, Inc. on behalf of:
      T. Rowe Price Equity Income Portfolio

      T. Rowe Price New America Growth Portfolio
      T. Rowe Price Personal Strategy Balanced Portfolio
   T. Rowe Price New America Growth Fund, Inc.

 Attachment B                                                         Schedule A
                                                                     Page 2 of 3

                                            APPLICABLE RIDERS TO
   CUSTOMER                                GLOBAL CUSTODY
   --------                                --------------
                                             AGREEMENT
                                            ----------

   Income Funds
   ------------

   T. Rowe Price Adjustable Rate U.S. Government Fund, Inc.
   T. Rowe Price High Yield Fund, Inc.
   T. Rowe Price New Income Fund, Inc.
   T. Rowe Price Short-Term Bond Fund, Inc.
   T. Rowe Price Summit Funds, Inc. on behalf of:
      T. Rowe Price Summit Limited-Term Bond Fund
   T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price Global Government Income Fund
      T. Rowe Price International Bond Fund
      T. Rowe Price Short-Term Global Income Fund
   T. Rowe Price Income Series, Inc. on behalf of:
      T. Rowe Price Limited-Term Bond Portfolio
   T. Rowe Price Personal Strategy Funds, Inc. on behalf of:
      T. Rowe Price Personal Strategy Balanced Fund
      T. Rowe Price Personal Strategy Growth Fund
      T. Rowe Price Personal Strategy Income Fund

                                            APPLICABLE RIDERS TO
CUSTOMER                                    GLOBAL CUSTODY
                                           AGREEMENT

II. ACCOUNTS SUBJECT TO ERISA              The ERISA Rider is applicable
                                            to all Customers Under
                                            Section II of this
                                            Schedule A.
   T. Rowe Price Trust Company as Trustee for the
      Johnson Matthey Salaried
      Savings Plan

   Common Trust Funds
   ------------------

   T. Rowe Price Trust company,
   as Trustee for the International
   Common Trust Fund on behalf of
   the Underlying Trusts:

      Foreign Discovery Trust
      Foreign Discovery Trust-Augment
      Pacific Discovery Trust

      European Discovery Trust
      Japan Discovery Trust
      Latin American Discovery Trust

   New York City International Common Trust Fund

III. OTHER                                 No Riders are applicable to
                                            the Customer listed under
   RPFI International                      Section III of this
     Partners, L.P.                         Schedule A.

                              AMENDMENT AGREEMENT

     AMENDMENT AGREEMENT, dated as of November 28, 1994 (the "Amendment Agreement") to the Global Custody Agreement, effective January 3, 1994, as amended (the "Custody Agreement") by and between each of the Entities listed in Attachment A hereto, separately and individually (each such entity referred to hereinafter as the "Customer") and THE CHASE MANHATTAN BANK, N.A. (the "Bank").
 Terms defined in the Custody Agreement are used herein as therein defined.

     WITNESSETH:

     WHEREAS, the Customer wishes to appoint the Bank as its global custodian and the Bank wishes to accept such appointment pursuant to the terms of the Custody Agreement;

     NOW, THEREFORE, the parties hereto agree as follows:

     1. Amendment. Section I of Schedule A of the Custody Agreement ("Schedule A") shall be amended to add each Customer listed in Attachment A hereto. The revised Schedule A incorporating these changes in the form attached hereto as Attachment B shall supersede the existing Schedule A in its entirety.

     2. Agreement. The Customer agrees to be bound in all respects by all the terms and conditions of the Custody Agreement and shall be fully liable thereunder as a "Customer" as defined in the Custody Agreement.

     3. Confirmation of Agreement. Except as amended hereby, the Custody Agreement is in full force and effect and as so amended is hereby ratified, approved and confirmed by the Customer and the Bank in all respects.

     4. Governing Law. This Amendment Agreement shall be construed in accordance with and governed by the law of the State of New York without regard to its conflict of law principles.

     IN WITNESS WHEREOF, the parties have executed this Amendment Agreement as of the day and year first above written.
                           THE CHASE MANHATTAN BANK, N.A.
                                /s/Alan P. Naughton
                           By   :_________________________________
                                       Alan P. Naughton
                                 Vice President

                           EACH OF THE CUSTOMERS LISTED IN ATTACHMENT A HERETO, SEPARATELY AND INDIVIDUALLY
                                 /s/Carmen F. Deyesu
                           By:   _________________________________
                                 Carmen F. Deyesu
                                Treasurer

                                                                    Attachment A
                               LIST OF CUSTOMERS

T. Rowe Price Value Fund, Inc.
T. Rowe Price Capital Opportunity Fund, Inc.
T. Rowe Price International Funds, Inc. on behalf of:
     T. Rowe Price Emerging Markets Bond Fund

   Attachment B                                                       Schedule A
                                                                     Page 1 of 2

                LIST OF CUSTOMERS, EACH INDIVIDUALLY PARTIES TO
                         GLOBAL CUSTODY AGREEMENT WITH
                         THE CHASE MANHATTAN BANK, N.A.
                             DATED JANUARY 3, 1993

                                            APPLICABLE RIDERS TO
CUSTOMER                                    GLOBAL CUSTODY
                                           AGREEMENT

I. INVESTMENT COMPANIES/PORTFOLIOS         The Mutual Fund Rider is
   REGISTERED UNDER THE INVESTMENT         applicable to all Customers
   COMPANY ACT OF 1940                     listed under Section I of
                                            this Schedule A.

Equity Funds
   T. Rowe Price Balanced Fund, Inc.
   T. Rowe Price Blue Chip Growth Fund, Inc.
   T. Rowe Price Capital Appreciation Fund
   T. Rowe Price Capital Opportunity Fund, Inc.
   T. Rowe Price Dividend Growth Fund, Inc.
   T. Rowe Price Equity Income Fund
   T. Rowe Price Growth & Income Fund, Inc.
   T. Rowe Price Growth Stock Fund, Inc.
   Institutional International Funds, Inc. on behalf of:
      Foreign Equity Fund
   T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price European Stock Fund
      T. Rowe Price International Discovery Fund
      T. Rowe Price International Stock Fund
      T. Rowe Price Japan Fund
      T. Rowe Price Latin America Fund
      T. Rowe Price New Asia Fund
   T. Rowe Price International Series, Inc., on behalf of:
      T. Rowe Price International Stock Portfolio
   T. Rowe Price Mid-Cap Growth Fund, Inc.
   T. Rowe Price New Era Fund, Inc.
   T. Rowe Price New Horizons Fund, Inc.
   T. Rowe Price OTC Fund, Inc. on behalf of:
      T. Rowe Price OTC Fund
   T. Rowe Price Science & Technology Fund, Inc.
   T. Rowe Price Small-Cap Value Fund, Inc.
   CUNA Mutual Funds, Inc. on behalf of:
      CUNA Mutual Cornerstone Fund
   T. Rowe Price Equity Series, Inc. on behalf of:
      T. Rowe Price Equity Income Portfolio

      T. Rowe Price New America Growth Portfolio
      T. Rowe Price Personal Strategy Balanced Portfolio
   T. Rowe Price New America Growth Fund, Inc.
   T. Rowe Price Value Fund, Inc.

 Attachment B                                                         Schedule A
                                                                     Page 2 of 2

                                            APPLICABLE RIDERS TO
CUSTOMER                                    GLOBAL CUSTODY
                                           AGREEMENT

Income Funds
   T. Rowe Price Adjustable Rate U.S. Government Fund, Inc.
   T. Rowe Price High Yield Fund, Inc.
   T. Rowe Price New Income Fund, Inc.
   T. Rowe Price Short-Term Bond Fund, Inc.
   T. Rowe Price Summit Funds, Inc. on behalf of:
      T. Rowe Price Summit Limited-Term Bond Fund
   T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price Global Government Income Fund
      T. Rowe Price International Bond Fund
      T. Rowe Price Short-Term Global Income Fund
      T. Rowe Price Emerging Markets Bond Fund
   T. Rowe Price Income Series, Inc. on behalf of:
      T. Rowe Price Limited-Term Bond Portfolio
   T. Rowe Price Personal Strategy Funds, Inc. on behalf of:
      T. Rowe Price Personal Strategy Balanced Fund
      T. Rowe Price Personal Strategy Growth Fund
      T. Rowe Price Personal Strategy Income Fund

                                            APPLICABLE RIDERS TO
CUSTOMER                                    GLOBAL CUSTODY
                                           AGREEMENT

II. ACCOUNTS SUBJECT TO ERISA              The ERISA Rider is applicable
                                            to all Customers Under
                                            Section II of this
                                            Schedule A.
   T. Rowe Price Trust Company as Trustee for the
      Johnson Matthey Salaried
      Savings Plan
   Common Trust Funds
   T. Rowe Price Trust company,
   as Trustee for the International
   Common Trust Fund on behalf of
   the Underlying Trusts:
      Foreign Discovery Trust
      Foreign Discovery Trust-Augment
      Pacific Discovery Trust
      European Discovery Trust
      Japan Discovery Trust
      Latin American Discovery Trust

   New York City International Common Trust Fund

III. OTHER                                 No Riders are applicable to
                                           the Customer listed under
   RPFI International                      Section III of this
     Partners, L.P.                        Schedule A.

                              AMENDMENT AGREEMENT

     AMENDMENT AGREEMENT, dated as of May 31, 1995 (the "Amendment Agreement") to the Global Custody Agreement, effective January 3, 1994, as amended (the "Custody Agreement") by and between each of the Entities listed in Attachment A hereto, separately and individually (each such entity referred to hereinafter as the "Customer") and THE CHASE MANHATTAN BANK, N.A. (the "Bank"). Terms defined in the Custody Agreement are used herein as therein defined.

     WITNESSETH:

     WHEREAS, the Customer wishes to appoint the Bank as its global custodian and the Bank wishes to accept such appointment pursuant to the terms of the Custody Agreement;

     NOW, THEREFORE, the parties hereto agree as follows:

     1. Amendment. Section I of Schedule A of the Custody Agreement ("Schedule A") shall be amended to add and delete certain Customers as specified in Attachment A hereto. The revised Schedule A incorporating these changes in the form attached hereto as Attachment B shall supersede the existing Schedule A in its entirety.

     2. Agreement. The Customer agrees to be bound in all respects by all the terms and conditions of the Custody Agreement and shall be fully liable thereunder as a "Customer" as defined in the Custody Agreement.

     3. Confirmation of Agreement. Except as amended hereby, the Custody Agreement is in full force and effect and as so amended is hereby ratified, approved and confirmed by the Customer and the Bank in all respects.

     4. Governing Law. This Amendment Agreement shall be construed in accordance with and governed by the law of the State of New York without regard to its conflict of law principles.

     IN WITNESS WHEREOF, the parties have executed this Amendment Agreement as of the day and year first above written.

                           THE CHASE MANHATTAN BANK, N.A.

                                /s/Alan P. Naughton
                           By:  _________________________________
                                       Alan P. Naughton
                                 Vice President

                           EACH OF THE CUSTOMERS LISTED IN ATTACHMENT A HERETO, SEPARATELY AND INDIVIDUALLY

                                 /s/Carmen F. Deyesu
                           By:   _________________________________
                                Carmen F. Deyesu
                                Treasurer

                                                                    Attachment A
                               LIST OF CUSTOMERS
Add the following Fund:
T. Rowe Price International Funds, Inc. on behalf of:
  T. Rowe Price Emerging Markets Stock Fund
Delete the following Fund:
CUNA Mutual Funds, Inc. on behalf of:
  CUNA Mutual Cornerstone Fund

  Attachment B                                                        Schedule A
                                                                     Page 1 of 2

                LIST OF CUSTOMERS, EACH INDIVIDUALLY PARTIES TO
                         GLOBAL CUSTODY AGREEMENT WITH
                         THE CHASE MANHATTAN BANK, N.A.
                             DATED JANUARY 3, 1993

                                            APPLICABLE RIDERS TO
CUSTOMER                                    GLOBAL CUSTODY
                                           AGREEMENT

I. INVESTMENT COMPANIES/PORTFOLIOS         The Mutual Fund Rider is
   REGISTERED UNDER THE INVESTMENT         applicable to all Customers
   COMPANY ACT OF 1940                     listed under Section I of
                                            this Schedule A.

Equity Funds
   T. Rowe Price Balanced Fund, Inc.
   T. Rowe Price Blue Chip Growth Fund, Inc.
   T. Rowe Price Capital Appreciation Fund
   T. Rowe Price Capital Opportunity Fund, Inc.
   T. Rowe Price Dividend Growth Fund, Inc.
   T. Rowe Price Equity Income Fund
   T. Rowe Price Growth & Income Fund, Inc.
   T. Rowe Price Growth Stock Fund, Inc.
   Institutional International Funds, Inc. on behalf of:
      Foreign Equity Fund
   T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price European Stock Fund
      T. Rowe Price International Discovery Fund
      T. Rowe Price International Stock Fund
      T. Rowe Price Japan Fund
      T. Rowe Price Latin America Fund
      T. Rowe Price New Asia Fund
      T. Rowe Price Emerging Markets Stock Fund
   T. Rowe Price International Series, Inc., on behalf of:
      T. Rowe Price International Stock Portfolio
   T. Rowe Price Mid-Cap Growth Fund, Inc.
   T. Rowe Price New Era Fund, Inc.
   T. Rowe Price New Horizons Fund, Inc.
   T. Rowe Price OTC Fund, Inc. on behalf of:
      T. Rowe Price OTC Fund
   T. Rowe Price Science & Technology Fund, Inc.
   T. Rowe Price Small-Cap Value Fund, Inc.
   T. Rowe Price Equity Series, Inc. on behalf of:
      T. Rowe Price Equity Income Portfolio
      T. Rowe Price New America Growth Portfolio

      T. Rowe Price Personal Strategy Balanced Portfolio
   T. Rowe Price New America Growth Fund, Inc.
   T. Rowe Price Value Fund, Inc.

  Attachment B                                                        Schedule A
                                                                     Page 2 of 2
Income Funds
   T. Rowe Price Adjustable Rate U.S. Government Fund, Inc.
   T. Rowe Price High Yield Fund, Inc.
   T. Rowe Price New Income Fund, Inc.
   T. Rowe Price Short-Term Bond Fund, Inc.
   T. Rowe Price Summit Funds, Inc. on behalf of:
      T. Rowe Price Summit Limited-Term Bond Fund
   T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price Global Government Income Fund
      T. Rowe Price International Bond Fund
      T. Rowe Price Short-Term Global Income Fund
      T. Rowe Price Emerging Markets Bond Fund
   T. Rowe Price Income Series, Inc. on behalf of:
      T. Rowe Price Limited-Term Bond Portfolio
   T. Rowe Price Personal Strategy Funds, Inc. on behalf of:
      T. Rowe Price Personal Strategy Balanced Fund
      T. Rowe Price Personal Strategy Growth Fund
      T. Rowe Price Personal Strategy Income Fund

                                            APPLICABLE RIDERS TO
CUSTOMER                                    GLOBAL CUSTODY
                                           AGREEMENT

II. ACCOUNTS SUBJECT TO ERISA              The ERISA Rider is applicable
                                            to all Customers Under
                                            Section II of this
                                            Schedule A.
   T. Rowe Price Trust Company as Trustee for the
      Johnson Matthey Salaried
      Savings Plan
   Common Trust Funds
   T. Rowe Price Trust company,
   as Trustee for the International
   Common Trust Fund on behalf of
   the Underlying Trusts:
      Foreign Discovery Trust
      Foreign Discovery Trust-Augment
      Pacific Discovery Trust
      European Discovery Trust
      Japan Discovery Trust
      Latin American Discovery Trust

   New York City International Common Trust Fund

III. OTHER                                 No Riders are applicable to
                                            the Customer listed under

   RPFI International                      Section III of this
     Partners, L.P.                        Schedule A.

                              AMENDMENT AGREEMENT

     AMENDMENT AGREEMENT, dated as of November 1, 1995 (the "Amendment Agreement") to the Global Custody Agreement, effective January 3, 1994, as amended (the "Custody Agreement") by and between each of the Entities listed in Attachment A hereto, separately and individually (each such entity referred to hereinafter as the "Customer") and THE CHASE MANHATTAN BANK, N.A. (the "Bank").
 Terms defined in the Custody Agreement are used herein as therein defined.

     WITNESSETH:

     WHEREAS, the Customer wishes to appoint the Bank as its global custodian and the Bank wishes to accept such appointment pursuant to the terms of the Custody Agreement;

     NOW, THEREFORE, the parties hereto agree as follows:

     1. Amendment. Section I of Schedule A of the Custody Agreement ("Schedule A") shall be amended to add and delete certain Customers as specified in Attachment A hereto. The revised Schedule A incorporating these changes in the form attached hereto as Attachment B shall supersede the existing Schedule A in its entirety.

     2. Agreement. The Customer agrees to be bound in all respects by all the terms and conditions of the Custody Agreement and shall be fully liable thereunder as a "Customer" as defined in the Custody Agreement.

     3. Confirmation of Agreement. Except as amended hereby, the Custody Agreement is in full force and effect and as so amended is hereby ratified, approved and confirmed by the Customer and the Bank in all respects.

     4. Governing Law. This Amendment Agreement shall be construed in accordance with and governed by the law of the State of New York without regard to its conflict of law principles.

     IN WITNESS WHEREOF, the parties have executed this Amendment Agreement as of the day and year first above written.

                           THE CHASE MANHATTAN BANK, N.A.

                                /s/Alan R. Naughton
                           By:  _________________________________
                                       Alan R. Naughton
                                 Vice President

                           EACH OF THE CUSTOMERS LISTED IN ATTACHMENT A HERETO, SEPARATELY AND INDIVIDUALLY

                                 /s/Carmen F. Deyesu
                           By:   _________________________________
                                 Carmen F. Deyesu
                                Treasurer

                                                                    Attachment A
     LIST OF CUSTOMERS
Add the following Funds:
T. Rowe Price International Funds, Inc. on behalf of:
  T. Rowe Price Global Stock Fund
T. Rowe Price Corporate Income Fund, Inc.
T. Rowe Price Health & Life Sciences Fund, Inc.

  Attachment B                                                        Schedule A
                                                                     Page 1 of 2

                LIST OF CUSTOMERS, EACH INDIVIDUALLY PARTIES TO
                         GLOBAL CUSTODY AGREEMENT WITH
                         THE CHASE MANHATTAN BANK, N.A.
                             DATED JANUARY 3, 1993

                                            APPLICABLE RIDERS TO
CUSTOMER                                    GLOBAL CUSTODY
                                           AGREEMENT

I. INVESTMENT COMPANIES/PORTFOLIOS         The Mutual Fund Rider is
   REGISTERED UNDER THE INVESTMENT         applicable to all Customers
   COMPANY ACT OF 1940                     listed under Section I of
                                            this Schedule A.

   Equity Funds
   T. Rowe Price Balanced Fund, Inc.
   T. Rowe Price Blue Chip Growth Fund, Inc.
   T. Rowe Price Capital Appreciation Fund
   T. Rowe Price Capital Opportunity Fund, Inc.
   T. Rowe Price Dividend Growth Fund, Inc.
   T. Rowe Price Equity Income Fund
   T. Rowe Price Growth & Income Fund, Inc.
   T. Rowe Price Growth Stock Fund, Inc.
   Institutional International Funds, Inc. on behalf of:
      Foreign Equity Fund
   T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price European Stock Fund
      T. Rowe Price International Discovery Fund
      T. Rowe Price International Stock Fund
      T. Rowe Price Japan Fund
      T. Rowe Price Latin America Fund
      T. Rowe Price New Asia Fund
      T. Rowe Price Emerging Markets Stock Fund
      T. Rowe Price Global Stock Fund
   T. Rowe Price International Series, Inc., on behalf of:
      T. Rowe Price International Stock Portfolio
   T. Rowe Price Mid-Cap Growth Fund, Inc.
   T. Rowe Price New Era Fund, Inc.
   T. Rowe Price New Horizons Fund, Inc.
   T. Rowe Price OTC Fund, Inc. on behalf of:
      T. Rowe Price OTC Fund
   T. Rowe Price Science & Technology Fund, Inc.
   T. Rowe Price Small-Cap Value Fund, Inc.
   T. Rowe Price Equity Series, Inc. on behalf of:
      T. Rowe Price Equity Income Portfolio

      T. Rowe Price New America Growth Portfolio
      T. Rowe Price Personal Strategy Balanced Portfolio
   T. Rowe Price New America Growth Fund, Inc.
   T. Rowe Price Value Fund, Inc.
   T. Rowe Price Health & Life Sciences Fund, Inc.
 Attachment B                                                         Schedule A
                                                                     Page 1 of 2

   Income Funds

   T. Rowe Price Adjustable Rate U.S. Government Fund, Inc.
   T. Rowe Price High Yield Fund, Inc.
   T. Rowe Price New Income Fund, Inc.
   T. Rowe Price Short-Term Bond Fund, Inc.
   T. Rowe Price Summit Funds, Inc. on behalf of:
      T. Rowe Price Summit Limited-Term Bond Fund
   T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price Global Government Income Fund
      T. Rowe Price International Bond Fund
      T. Rowe Price Short-Term Global Income Fund
      T. Rowe Price Emerging Markets Bond Fund
   T. Rowe Price Income Series, Inc. on behalf of:
      T. Rowe Price Limited-Term Bond Portfolio
   T. Rowe Price Personal Strategy Funds, Inc. on behalf of:
      T. Rowe Price Personal Strategy Balanced Fund
      T. Rowe Price Personal Strategy Growth Fund
      T. Rowe Price Personal Strategy Income Fund
   T. Rowe Price Corporate Income Fund, Inc.

                                            APPLICABLE RIDERS TO
CUSTOMER                                    GLOBAL CUSTODY
                                           AGREEMENT

II. ACCOUNTS SUBJECT TO ERISA              The ERISA Rider is applicable
                                            to all Customers Under
                                            Section II of this
                                            Schedule A.
   T. Rowe Price Trust Company as Trustee for the
      Johnson Matthey Salaried
      Savings Plan
   Common Trust Funds
   T. Rowe Price Trust Company,
   as Trustee for the International
   Common Trust Fund on behalf of
   the Underlying Trusts:
      Foreign Discovery Trust
      Foreign Discovery Trust-Augment
      Pacific Discovery Trust

      European Discovery Trust
      Japan Discovery Trust
      Latin American Discovery Trust
   New York City International Common Trust Fund

III. OTHER                                 No Riders are applicable to
                                            the Customer listed under
   RPFI International                      Section III of this
     Partners, L.P.                        Schedule A.

                              AMENDMENT AGREEMENT

     The Global Custody Agreement of January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, and November 1, 1995 (the "Custody Agreement"), by and between each of the Entities listed in Attachment A hereto, separately and individually (each such entity referred to hereinafter as the "Customer") and The Chase Manhattan Bank, N.A., which contracts have been assumed by operation of law by THE CHASE MANHATTAN BANK (the "Bank") is hereby further amended, as of July 31, 1996 (the "Amendment Agreement"). Terms defined in the Custody Agreement are used herein as therein defined.

     WITNESSETH:

     WHEREAS, the Customer wishes to appoint the Bank as its global custodian and the Bank wishes to accept such appointment pursuant to the terms of the Custody Agreement;

     NOW, THEREFORE, the parties hereto agree as follows:

     1. Amendment. Section I of Schedule A of the Custody Agreement ("Schedule A") shall be amended to add and delete certain Customers as specified in Attachment A hereto. The revised Schedule A incorporating these changes in the form attached hereto as Attachment B shall supersede the existing Schedule A in its entirety.

     2. Agreement. The Customer agrees to be bound in all respects by all the terms and conditions of the Custody Agreement and shall be fully liable thereunder as a "Customer" as defined in the Custody Agreement.

     3. Confirmation of Agreement. Except as amended hereby, the Custody Agreement is in full force and effect and as so amended is hereby ratified, approved and confirmed by the Customer and the Bank in all respects.

     4. Governing Law. This Amendment Agreement shall be construed in accordance with and governed by the law of the State of New York without regard to its conflict of law principles.

     IN WITNESS WHEREOF, the parties have executed this Amendment Agreement as of the day and year first above written.

                               THE CHASE MANHATTAN BANK
                              /s/Caroline Willson
                              By:_________________________________
                               Caroline Willson Vice President

                              EACH OF THE CUSTOMERS LISTED IN
                               ATTACHMENT A HERETO, SEPARATELY AND
                                INDIVIDUALLY
                               /s/Carmen F. Deyesu
                              By:________________________________
                               Carmen F. Deyesu
                              Treasurer

                                                                    Attachment A

                               LIST OF CUSTOMERS

Add the following Funds:
T. Rowe Price Equity Series, Inc. on behalf of:
     T. Rowe Price Mid-Cap Growth Portfolio
T. Rowe Price Financial Services Fund, Inc.
Institutional Equity Funds, Inc. on behalf of:
     Mid-Cap Equity Growth Fund
T. Rowe Price Mid-Cap Value Fund, Inc.
T. Rowe Price Trust Company, as Trustee for the
     International Common Trust Fund on behalf of:
     Emerging Markets Equity Trust

  Attachment B                                                        Schedule A
                                                                     Page 1 of 2

                LIST OF CUSTOMERS, EACH INDIVIDUALLY PARTIES TO
                         GLOBAL CUSTODY AGREEMENT WITH
                         THE CHASE MANHATTAN BANK, N.A.
                             DATED JANUARY 3, 1994

                                            APPLICABLE RIDERS TO
CUSTOMER                                    GLOBAL CUSTODY
                                           AGREEMENT

I. INVESTMENT COMPANIES/PORTFOLIOS         The Mutual Fund Rider is
   REGISTERED UNDER THE INVESTMENT         applicable to all Customers
   COMPANY ACT OF 1940                     listed under Section I of
                                            this Schedule A.

   Equity Funds
   T. Rowe Price Balanced Fund, Inc.
   T. Rowe Price Blue Chip Growth Fund, Inc.
   T. Rowe Price Capital Appreciation Fund
   T. Rowe Price Capital Opportunity Fund, Inc.
   T. Rowe Price Dividend Growth Fund, Inc.
   T. Rowe Price Equity Income Fund
   T. Rowe Price Equity Series, Inc. on behalf of:
      T. Rowe Price Equity Income Portfolio
      T. Rowe Price Mid-Cap Growth Portfolio
      T. Rowe Price New America Growth Portfolio
      T. Rowe Price Personal Strategy Balanced Portfolio
   T. Rowe Price Financial Services Fund, Inc.
   T. Rowe Price Growth & Income Fund, Inc.
   T. Rowe Price Growth Stock Fund, Inc.
   T. Rowe Price Health Sciences Fund, Inc.
   Institutional Equity Funds, Inc. on behalf of:
      Mid-Cap Equity Growth Fund
   Institutional International Funds, Inc. on behalf of:
      Foreign Equity Fund
   T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price Emerging Markets Stock Fund
      T. Rowe Price European Stock Fund
      T. Rowe Price Global Stock Fund
      T. Rowe Price International Discovery Fund
      T. Rowe Price International Stock Fund
      T. Rowe Price Japan Fund
      T. Rowe Price Latin America Fund
      T. Rowe Price New Asia Fund
   T. Rowe Price International Series, Inc., on behalf of:
      T. Rowe Price International Stock Portfolio

   T. Rowe Price Mid-Cap Growth Fund, Inc.
   T. Rowe Price Mid-Cap Value Fund, Inc.
   T. Rowe Price New America Growth Fund
   T. Rowe Price New Era Fund, Inc.
   T. Rowe Price New Horizons Fund, Inc.
   T. Rowe Price OTC Fund, Inc. on behalf of:
      T. Rowe Price OTC Fund
   T. Rowe Price Science & Technology Fund, Inc.
   T. Rowe Price Small-Cap Value Fund, Inc.
   T. Rowe Price Value Fund, Inc.

   Income Funds
   T. Rowe Price Corporate Income Fund, Inc.
   T. Rowe Price High Yield Fund, Inc.
   T. Rowe Price Income Series, Inc. on behalf of:
      T. Rowe Price Limited-Term Bond Portfolio
   T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price Emerging Markets Bond Fund
      T. Rowe Price Global Government Bond Fund
      T. Rowe Price International Bond Fund
      T. Rowe Price Short-Term Global Income Fund
   T. Rowe Price New Income Fund, Inc.
   T. Rowe Price Personal Strategy Funds, Inc. on behalf of:
      T. Rowe Price Personal Strategy Balanced Fund
      T. Rowe Price Personal Strategy Growth Fund
      T. Rowe Price Personal Strategy Income Fund
   T. Rowe Price Short-Term Bond Fund, Inc.
   T. Rowe Price Short-Term U.S. Government Fund, Inc.
   T. Rowe Price Summit Funds, Inc. on behalf of:
      T. Rowe Price Summit Limited-Term Bond Fund

                                            APPLICABLE RIDERS TO
CUSTOMER                                    GLOBAL CUSTODY
                                           AGREEMENT

II. ACCOUNTS SUBJECT TO ERISA              The ERISA Rider is applicable
                                            to all Customers Under
                                            Section II of this
                                            Schedule A.
   T. Rowe Price Trust Company as Trustee for the
      Johnson Matthey Salaried
      Savings Plan
   Common Trust Funds
   T. Rowe Price Trust Company,
   as Trustee for the International
   Common Trust Fund on behalf of
   the Underlying Trusts:
      Emerging Markets Equity Trust
      European Discovery Trust

      Foreign Discovery Trust
      Foreign Discovery Trust-Augment
      Japan Discovery Trust
      Latin America Discovery Trust
      Pacific Discovery Trust
      New York City International Common Trust Fund

III. OTHER                                 No Riders are applicable to the
Customer
                                            listed under
   RPFI International                      Section III of this
     Partners, L.P.                        Schedule A.

     AMENDMENT, dated July 17, 1997 to the January 3, 1994 Custody Agreement ("Agreement"), as amended July 31, 1996 ("Amendment Agreement"), by and between each of the Entities listed in Attachment B of the Amendment Agreement, separately and individually (each such entity hereinafter referred to as the "Customer"), and The Chase Manhattan Bank, N.A. whose obligations have since been adopted by The Chase Manhattan Bank ("Bank"), having a place of business at One Chase Manhattan Plaza, New York, N.Y. 10081

     It is hereby agreed as follows:

     Section 1. Except as modified hereby, the Agreement is confirmed in all respects. Capitalized terms used herein without definition shall have the meanings ascribed to them in the Agreement.

     Section 2. The Agreement is amended as follows by adding the following as new ' 15:

     (a) "CMBI" shall mean Chase Manhattan Bank International, an indirect wholly-owned subsidiary of Bank, located in Moscow, Russia, and any nominee companies appointed by it.

     (b) "International Financial Institution" shall mean any bank in the top 1,000 (together with their affiliated companies) as measured by "Tier 1" capital or any broker/dealer in the top 100 as measured by capital.

     (c)  "Negligence" shall mean the failure to exercise "Reasonable Care".

     (d) "No-Action Letter" shall mean the response of the Securities and Exchange Commission's Office of Chief Counsel of Investment Management, dated April 18, 1995, in respect of the Templeton Russia Fund, Inc. (SEC Ref. No. 95-151-CC, File No. 811-8788) providing "no-action" relief under '17(f) of the Investment Company Act of 1940, as amended, and SEC Rule 17-f5 thereunder, in connection with custody of such Templeton Russia Fund, Inc.'s investments in Russian Securities.

     (e) "Reasonable Care" shall mean the use of reasonable custodial practices under the applicable circumstances as measured by the custodial practices then prevailing in Russia of

International Financial Institutions acting as custodians for their institutional investor clients in Russia.

     (f) "Registrar Company" shall mean any entity providing share registration services to an issuer of Russian Securities.

     (g) "Registrar Contact" shall mean a contract between CMBI and a Registrar Company (and as the same may be amended from time to time) containing, inter alia, the contractual provisions described at paragraphs (a)-(e) on pps. 5-6 of the No-Action Letter.

     (h)  "Russian Security" shall mean a Security issued by a Russian issuer.

     (i) "Share Extract" shall mean: (i) an extract of its share registration books issued by a Registrar Company indicating an investor's ownership of a security; and (ii) a form prepared by CMBI or its agent in those cases where a Registrar Company in unwilling to issue a Share Extract.

     Section 3. Section 6(a) of the Agreement is amended by adding the following at the end thereof: "With respect to Russia, payment for Russian Securities shall not be made prior to the issuance of the Share Extract relating to such Russian Security. Delivery of Russian Securities may be made in accordance with the customary or established securities trading or securities processing practices and procedures in Russia. Delivery of Russian Securities may also be made in any manner specifically required by Instructions acceptable to the Bank. Customer shall promptly supply such transaction and settlement information as may be requested by Bank or CMBI in connection with particular transactions."

     Section 4. Section 8 of the Agreement is amended by adding a new paragraph to the end thereof as follows: "It is understood and agreed that Bank need only use its reasonable efforts with respect to performing the functions described in this '8 with respect to Russian Securities."
     Section 5. Section 12(a)(i) of the Agreement is amended with respect to Russian custody by deleting the phrase "reasonable care" wherever it appears and substituting, in lieu thereof, the phrase "Reasonable Care."

     Section 6. Section 12(a)(i) of the Agreement is further amended with respect to Russian custody by inserting the following at the end of the first sentence thereof:
"provided that, with respect to Russian Securities, Bank's responsibilities shall be limited to safekeeping of relevant Share Extracts."

     Section 7. Section 12(a)(i) of the Agreement is further amended with respect to Russian custody by inserting the following after the second sentence thereof: "In connection with the foregoing, neither Bank nor CMBI shall assume responsibility for, and neither shall be liable for, any action or inaction of any Registrar Company and no Registrar Company shall be, or shall be deemed to be, Bank, CMBI, a Subcustodian, a securities depository or the employee, agent or personnel of any of the foregoing. To the extent that CMBI employs agents to perform any of the functions to be performed by Bank or CMBI with respect to Russian Securities, neither Bank nor CMBI shall be responsible for any act, omission, default or for the solvency of any such agent unless the appointment of such agent was made with Negligence or in bad faith, or for any loss due to the negligent act of such agent except to the extent that such agent performs in a negligent manner which is the cause of the loss to the Customer and the Bank or CMBI failed to exercise reasonable care in monitoring such agent's performance where Customer has requested and Bank has agreed to accept such monitoring responsibility and except that where Bank or CMBI uses (i) an affiliated nominee or (ii) an agent to perform the share registration or share confirmation functions described in paragraphs (a)-(e) on pps. 5-6 of the No-Action Letter, and, to the extent applicable to CMBI, the share registration functions described on pps. 2-3 of the No-Action Letter, Bank and CMBI shall be liable to Customer as if CMBI were responsible for performing such services itself."

     Section 8. Section 12(a)(ii) is amended with respect to Russian custody by deleting the word "negligently" and substituting, in lieu thereof, the word "Negligently."

     Section 9. Section 12(a)(iii) is amended with respect to Russian custody by deleting the word "negligence" and substituting, in lieu thereof, the word "Negligence."

     Section 10. Add a new Section 16 to the Agreement as follows:

     (a) Bank will advise Customer (and will update such advice from time to time as changes occur) of those Registrar Companies with which CMBI has entered into a Registrar Contract. Bank shall cause CMBI both to monitor each Registrar Company and to promptly advise Customer when

CMBI has actual knowledge of the occurrence of any one or more of the events described in paragraphs (i)-(v) on pps. 8-9 of the No-Action Letter with respect to a Registrar Company that serves in that capacity for any issuer the shares of which are held by Customer.

     (b) Where Customer is considering investing in the Russian Securities of an issuer as to which CMBI does not have a Registrar Company, Customer may request that Bank ask that CMBI both consider whether it would be willing to attempt to enter into such a Registrar Contract and to advise Customer of its willingness to do so. Where CMBI has agreed to make such an attempt, Bank will advise Customer of the occurrence of any one or more or the events described in paragraphs (i)-(iv) on pps. 8-9 of the No-Action Letter of which CMBI has actual knowledge.

     (c) Where Customer is considering investing in the Russian Securities of an issuer as to which CMBI has a Registrar Contract with the issuer's Registrar Company, Customer may advise Bank of its interest in investing in such issuer and, in such event, Bank will advise Customer of the occurrence of any one or more of the events described in paragraphs (i)-(v) on pps. 8-9 of the No-Action Letter of which CMBI has actual knowledge.

     Section 11. Add a new Section 17 to the Agreement as follows: "Customer shall pay for and hold Bank and CMBI harmless from any liability or loss resulting from the imposition or assessment of any taxes (including, but not limited to, state, stamp and other duties) or other governmental charges, and any related expenses with respect to income on Russian Securities."

     Section 12. Add a new Section 18 to the Agreement as follows: "Customer acknowledges and agrees that CMBI may not be able, in given cases and despite its reasonable efforts, to obtain a Share Extract from a Registrar Company and CMBI shall not be liable in any such even including with respect to any losses resulting from such failure."

     Section 13. Add a new Section 19 to the Agreement as follows: "Customer acknowledges that it has received, reviewed and understands that Chase market report for Russia, including, but not limited to, the risks described therein."

     Section 14. Add a new Section 20 to the Agreement as follows: "Subject to the cooperation of a Registrar Company, for at least the first two years following CMBI's first use of a Registrar

Company, Bank shall cause CMBI to conduct share confirmations on at least a quarterly basis, although thereafter confirmations may be conducted on a less frequent basis if Customer's Board of Directors, in consultation with CMBI, determines it to be appropriate."

     Section 15. Add a new Section 21 to the Agreement as follows: "Bank shall cause CMBI to prepare for distribution to Customer's Board of Directors a quarterly report identifying: (i) any concerns it has regarding the Russian share registration system that should be brought to the attention of the Board of Directors; and (ii) the steps CMBI has taken during the reporting period to ensure that Customer's interests continue to be appropriately recorded."

     Section 16. Add a new Section 22 to the Agreement as follows: "Except as provided in new '16(b), the services to be provided by Bank hereunder will be provided only in relation to Russian Securities for which CMBI has entered into a Registrar Contract with the relevant Registrar Company."
                              *********************
     IN WITNESS WHEREOF, the parties have executed this Amendment as of the date first above written.

for EACH CUSTOMER                           THE CHASE MANHATTAN
                                           BANK
separately and individually

/s/Henry H. Hopkins                         /s/Helen C. Bairsto
Henry H. Hopkins                            Helen C. Bairsto
Vice President                              Vice President

                              AMENDMENT AGREEMENT

     The Global Custody Agreement of January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, November 1, 1995, and July 31,
1996 (the "Custody Agreement"), by and between each of the Entities listed in Attachment A hereto, separately and individually (each such entity referred to hereinafter as the "Customer") and The Chase Manhattan Bank, N.A., which contracts have been assumed by operation of law by THE CHASE MANHATTAN BANK (the "Bank") is hereby further amended, as of July 23, 1997 (the "Amendment Agreement"). Terms defined in the Custody Agreement are used herein as therein defined.

     WITNESSETH:

     WHEREAS, the Customer wishes to appoint the Bank as its global custodian and the Bank wishes to accept such appointment pursuant to the terms of the Custody Agreement;

     NOW, THEREFORE, the parties hereto agree as follows:

     1. Amendment. Section 1 of Schedule A of the Custody Agreement ("Schedule A") shall be amended to add certain Customers as specified in Attachment A hereto. The revised Schedule A incorporating these changes in the form attached hereto as Attachment B shall supersede the existing Schedule A in its entirety.

     2. Agreement. The Customer agrees to be bound in all respects by all the terms and conditions of the Custody Agreement and shall be fully liable thereunder as a "Customer" as defined in the Custody Agreement.

     3. Confirmation of Agreement. Except as amended hereby, the Custody Agreement is in full force and effect and as so amended is hereby ratified, approved and confirmed by the Customer and the Bank in all respects.

     4. Governing Law: This Amendment Agreement shall be construed in accordance with and governed by the law of the State of New York without regard to its conflict of law principles.

     IN WITNESS WHEREOF, the parties have executed this Amendment Agreement as of the day and year first above written.

                           THE CHASE MANHATTAN BANK

                           By:   /S/Caroline Willson
                                 Caroline Willson
                                 Vice President

                           EACH OF THE CUSTOMERS LISTED IN ATTACHMENT A HERETO, SEPARATELY AND INDIVIDUALLY

                           By:   /s/Carmen F. Deyesu
                                 Carmen F. Deyesu
                                Treasurer

                                                                    Attachment A
     LIST OF CUSTOMERS
Add the following Funds:
T. Rowe Price Diversified Small-Cap Growth Fund, Inc.
T. Rowe Price Media & Telecommunications Fund, Inc.
T. Rowe Price Tax-Efficient Balanced Fund, Inc.
Change the name of the following Fund:
T. Rowe Price OTC Fund, Inc., on behalf of:
     T. Rowe Price OTC Fund
Effective May 1, 1997, the fund name changed to:
     T. Rowe Price Small-Cap Stock Fund, Inc.
Delete the following Fund:
T. Rowe Price International Funds, Inc., on behalf of:
     T. Rowe Price Short-Term Global Income Fund

                                                                    Attachment B
                                                                      Schedule A
                                                                     Page 1 of 3
                LIST OF CUSTOMERS, EACH INDIVIDUALLY PARTIES TO
                         GLOBAL CUSTODY AGREEMENT WITH
                            THE CHASE MANHATTAN BANK
                             DATED JANUARY 3, 1994

                                            APPLICABLE RIDERS TO
CUSTOMER                                    GLOBAL CUSTODY
                                           AGREEMENT

I. INVESTMENT COMPANIES/PORTFOLIOS         The Mutual Fund Rider is
   REGISTERED UNDER THE INVESTMENT         applicable to all Customers
   COMPANY ACT OF 1940                     listed under Section I of
                                            this Schedule A.

   Equity Funds
   T. Rowe Price Balanced Fund, Inc.
   T. Rowe Price Blue Chip Growth Fund, Inc.
   T. Rowe Price Capital Appreciation Fund
   T. Rowe Price Capital Opportunity Fund, Inc.
   T. Rowe Price Diversified Small-Cap Growth Fund, Inc.
   T. Rowe Price Dividend Growth Fund, Inc.
   T. Rowe Price Equity Income Fund
   T. Rowe Price Equity Series, Inc. on behalf of:
      T. Rowe Price Equity Income Portfolio
      T. Rowe Price Mid-Cap Growth Portfolio
      T. Rowe Price New America Growth Portfolio
      T. Rowe Price Personal Strategy Balanced Portfolio
   T. Rowe Price Financial Services Fund, Inc.
   T. Rowe Price Growth & Income Fund, Inc.
   T. Rowe Price Growth Stock Fund, Inc.
   T. Rowe Price Health Sciences Fund, Inc.
   Institutional Equity Funds, Inc. on behalf of:
      Mid-Cap Equity Growth Fund
   Institutional International Funds, Inc. on behalf of:
      Foreign Equity Fund
   T. Rowe Price International Funds, Inc. on behalf of:
     T. Rowe Price Emerging Markets Stock Fund
      T. Rowe Price European Stock Fund
      T. Rowe Price Global Stock Fund
      T. Rowe Price International Discovery Fund
      T. Rowe Price International Stock Fund
      T. Rowe Price Japan Fund
      T. Rowe Price Latin America Fund
      T. Rowe Price New Asia Fund
 PAGE 69

  Attachment B
                                                                      Schedule A
                                                                     Page 2 of 3

                                            APPLICABLE RIDERS TO
   CUSTOMER                                GLOBAL CUSTODY AGREEMENT
   T. Rowe Price International Series, Inc. on behalf of:
      T. Rowe Price International Stock Portfolio
   T. Rowe Price Media & Telecommunications Fund, Inc.
   T. Rowe Price Mid-Cap Growth Fund, Inc.
   T. Rowe Price Mid-Cap Value Fund, Inc.
   T. Rowe Price New America Growth Fund
   T. Rowe Price New Era Fund, Inc.
   T. Rowe Price New Horizons Fund, Inc.
   T. Rowe Price Science & Technology Fund, Inc.
   T. Rowe Price Small-Cap Stock Fund, Inc.
   T. Rowe Price Small-Cap Value Fund, Inc.
   T. Rowe Price Value Fund, Inc.

   Income Funds
   T. Rowe Price Corporate Income Fund, Inc.
   T. Rowe Price High Yield Fund, Inc.
   T. Rowe Price Income Series, Inc. on behalf of:
      T. Rowe Price Limited-Term Bond Portfolio
   T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price Emerging Markets Bond Fund
      T. Rowe Price Global Government Bond Fund
      T. Rowe Price International Bond Fund
   T. Rowe Price New Income Fund, Inc.
   T. Rowe Price Personal Strategy Funds, Inc. on behalf of:
      T. Rowe Price Personal Strategy Balanced Fund
      T. Rowe Price Personal Strategy Growth Fund
      T. Rowe Price Personal Strategy Income Fund
   T. Rowe Price Short-Term Bond Fund, Inc.
   T. Rowe Price Short-Term U.S. Government Fund, Inc.
   T. Rowe Price Summit Funds, Inc. on behalf of:
      T. Rowe Price Summit Limited-Term Bond Fund
   T. Rowe Price Tax-Efficient Balanced Fund, Inc.

  Attachment B
                                                                      Schedule A
                                                                     Page 3 of 3

                                            APPLICABLE RIDERS TO
                                            APPLICABLE RIDERS TO
CUSTOMER                                    GLOBAL CUSTODY
                                           AGREEMENT

II. ACCOUNTS SUBJECT TO ERISA              The ERISA Rider is applicable
                                            to all Customers Under
                                            Section II of this
                                            Schedule A.
   T. Rowe Price Trust Company as Trustee for the
      Johnson Matthey Salaried
      Savings Plan

   Common Trust Funds
   T. Rowe Price Trust Company, as Trustee for the
   International Common Trust Fund on behalf of the Underlying Trusts:
      Emerging Markets Equity Trust
      European Discovery Trust
      Foreign Discovery Trust
      Foreign Discovery Trust - Augment
      Japan Discovery Trust
      Latin America Discovery Trust
      Pacific Discovery Trust
      New York City International Common Trust Fund

III. OTHER
     RPFI International Partners, L.P.     No Riders are applicable to the
Customer listed under                       Section III of this Schedule A.

      AMENDMENT, dated July 23, 1997, to the Custody Agreement ("Agreement"), dated January 3, 1994, between The Chase Manhattan Bank (as successor to The Chase Manhattan Bank, N.A.), having an office at 270 Park Avenue, New York, NY 10017-2070 and certain T. Rowe Price funds.

     It is agreed as follows:

     1. The third line of '8 of the Agreement is deleted and the following is inserted, in lieu thereof:

            Bank shall provide proxy voting services in accordance with the terms of the proxy voting services rider ("Proxy Rider") annexed hereto as Exhibit 1. Proxy voting services may be provided by Bank or, in whole or in part, by one or more third parties appointed by Bank (which may be Affiliates of Bank).

     2. Except as modified hereby, the Agreement is confirmed in all respects.

     IN WITNESS WHEREOF, the parties have executed this Amendment as of the date first above written.
EACH OF THE CUSTOMERS, INDIVIDUALLY         THE CHASE MANHATTAN
AND SEPARATELY LISTED ON SECTION 1 OF      BANK
SCHEDULE A HERETO

By:/s/Henry H. Hopkins                     By:/s/Helen C. Bairsto
Henry H. Hopkins                            Helen C. Bairsto
Vice President                             Vice President

EACH OF THE CUSTOMERS, INDIVIDUALLY AND
SEPARATELY LISTED ON SECTION 2 OF
SCHEDULE A HERETO

By:/s/Nancy M. Morris
Nancy M. Morris
Vice President

                                                                       Exhibit 1
                           GLOBAL PROXY SERVICE RIDER
                          TO GLOBAL CUSTODY AGREEMENT
                                    BETWEEN
                            THE CHASE MANHATTAN BANK
                                      AND
                          CERTAIN T. ROWE PRICE FUNDS
                            DATED 3RD JANUARY, 1994

1. Global Proxy Services ("Proxy Services") shall be provided for the countries listed in the procedures and guidelines ("Procedures") furnished to the Customer, as the same may be amended by Bank from time to time on prior notice to Customer. The Procedures are incorporated by reference herein and form a part of this Rider.

2. Proxy Services shall consist of those elements as set forth in the Procedures, and shall include (a) notifications ("Notifications") by Bank to Customer of the dates of pending shareholder meetings, resolutions to be voted upon and the return dates as may be received by Bank or provided to Bank by its Subcustodians or third parties, and (b) voting by Bank of proxies based on Customer directions. Original proxy materials or copies thereof shall not be provided. Notifications shall generally be in English and, where necessary, shall be summarized and translated from such non-English materials as have been made available to Bank or its Subcustodian. In this respect Bank=s only obligation is to provide information from sources it believes to be reliable and/or to provide materials summarized and/or translated in good faith. Bank reserves the right to provide Notifications, or parts thereof, in the language received. Upon reasonable advance request by Customer, backup information relative to Notifications, such as annual reports, explanatory material concerning resolutions, management recommendations or other material relevant to the exercise of proxy voting rights shall be provided as available, but without translation.

3. While Bank shall attempt to provide accurate and complete Notifications, whether or not translated, Bank shall not be liable for any losses or other consequences that may result from reliance by Customer upon Notifications where Bank prepared the same in good faith.

4. Notwithstanding the fact that Bank may act in a fiduciary capacity with respect to Customer under other agreements or otherwise under the Agreement, in performing Proxy Services

     Bank shall be acting solely as the agent of Customer, and shall not exercise any discretion with regard to such Proxy Services.

5. Proxy voting may be precluded or restricted in a variety of circumstances, including, without limitation, where the relevant Securities are: (I) on loan;
(ii) at registrar for registration or reregistration; (iii) the subject of a conversion or other corporate action; (iv) not held in a name subject to the control of Bank or its Subcustodian or are otherwise held in a manner which precludes voting; (v) not capable of being voted on account of local market regulations or practices or restrictions by the issuer; or (vi) held in a margin or collateral account.

6. Customer acknowledges that in certain countries Bank may be unable to vote individual proxies but shall only be able to vote proxies on a net basis (e.g., a net yes or no vote given the voting instructions received from all customers).

7. Customer shall not make any use of the information provided hereunder, except in connection with the funds or plans covered hereby, and shall in no event sell, license, give or otherwise make the information provided hereunder available, to any third party, and shall not directly or indirectly compete with Bank or diminish the market for Proxy Services by provision of such information, in whole or in part, for compensation or otherwise, to any third party.

8. The names of Authorized Persons for Proxy Services shall be furnished to Bank in accordance with '10 of the Agreement. Proxy Services fees shall be as separately agreed.

                                   SCHEDULE A
SECTION 1
T. Rowe Price Balanced Fund, Inc.
T. Rowe Price Blue Chip Growth Fund, Inc.
T. Rowe Price Capital Appreciation Fund
T. Rowe Price Capital Opportunity Fund, Inc.
T. Rowe Price Corporate Income Fund, Inc.
T. Rowe Price Diversified Small-Cap Growth Fund, Inc.
T. Rowe Price Dividend Growth Fund, Inc.
T. Rowe Price Equity Income Fund
T. Rowe Price Equity Series, Inc. on behalf of:
       T. Rowe Price Mid-Cap Growth Portfolio
       T. Rowe Price New America Growth Portfolio
       T. Rowe Price Personal Strategy Balanced Portfolio
T. Rowe Price Financial Services Fund, Inc.
T. Rowe Price Growth & Income Fund, Inc.
T. Rowe Price Growth Stock Fund, Inc.
T. Rowe Price Health Sciences Fund, Inc.
T. Rowe Price High Yield Fund, Inc.
T. Rowe Price Income Series, Inc. on behalf of:
       T. Rowe Price Limited Term Bond Portfolio
Institutional Equity Funds, Inc. on behalf of:
       Mid-Cap Equity Growth Fund
T. Rowe Price Media & Telecommunications Fund, Inc.
T. Rowe Price Mid-Cap Growth Fund, Inc.
T. Rowe Price Mid-Cap Value Fund, Inc.
T. Rowe Price New America Growth Fund, Inc.
T. Rowe Price New Era Fund, Inc.
T. Rowe Price New Horizons Fund, Inc.
T. Rowe Price New Income Fund, Inc.
T. Rowe Price Personal Strategy Funds, Inc. on behalf of:
       T. Rowe Price Personal Strategy Balanced Fund
       T. Rowe Price Personal Strategy Growth Fund
       T. Rowe Price Personal Strategy Income Fund
T. Rowe Price Science & Technology Fund, Inc.
T. Rowe Price Short-Term Bond Fund, Inc.
T. Rowe Price Short-Term U.S. Government Fund, Inc.
T. Rowe Price Small-Cap Stock Fund, Inc.
T. Rowe Price Small-Cap Value Fund, Inc.
T. Rowe Price Summit Funds, Inc. on behalf of:
       T. Rowe Price Summit Limited-Term Bond Fund
T. Rowe Price Tax-Efficient Balanced Fund, Inc.
T. Rowe Price Value Fund, Inc.

SECTION 2
NYC International Common Trust Fund

     AMENDMENT, dated October 29, 1997, to the Custody Agreement ("Agreement"), dated January 3, 1994, between The Chase Manhattan Bank (as successor to The Chase Manhattan Bank, N.A.), having an office at 270 Park Avenue, New York, NY 10017-2070 and certain T. Rowe Price funds.

     It is agreed as follows:

     1. The third line of '8 of the Agreement is deleted and the following is inserted, in lieu thereof:

            Bank shall provide proxy voting services in accordance with the terms of the proxy voting services rider ("Proxy Rider") annexed hereto as Exhibit 1. Proxy voting services may be provided by Bank or, in whole or in part, by one or more third parties appointed by Bank (which may be Affiliates of Bank).

     2. Except as modified hereby, the Agreement is confirmed in all respects.

     IN WITNESS WHEREOF, the parties have executed this Amendment as of the date first above written.

EACH OF THE CUSTOMERS, INDIVIDUALLY         THE CHASE MANHATTAN
AND SEPARATELY LISTED ON SECTION 1 OF      BANK
SCHEDULE A HERETO

By:/s/Henry H. Hopkins                     By:/s/Helen C. Bairsto
Henry H. Hopkins                            Helen C. Bairsto
Vice President                             Vice President

EACH OF THE CUSTOMERS, INDIVIDUALLY AND
SEPARATELY LISTED ON SECTION 2 OF
SCHEDULE A HERETO

By:/s/Nancy M. Morris
Nancy M. Morris
Vice President
                           GLOBAL PROXY SERVICE RIDER
                          TO GLOBAL CUSTODY AGREEMENT
                                    BETWEEN
                            THE CHASE MANHATTAN BANK
                                      AND
                          CERTAIN T. ROWE PRICE FUNDS

                            DATED 3RD JANUARY, 1994

1. Global Proxy Services ("Proxy Services") shall be provided for the countries listed in the procedures and guidelines ("Procedures") furnished to the Customer, as the same may be amended by Bank from time to time on prior notice to Customer. The Procedures are incorporated by reference herein and form a part of this Rider.

2. Proxy Services shall consist of those elements as set forth in the Procedures, and shall include (a) notifications ("Notifications") by Bank to Customer of the dates of pending shareholder meetings, resolutions to be voted upon and the return dates as may be received by Bank or provided to Bank by its Subcustodians or third parties, and (b) voting by Bank of proxies based on Customer directions. Original proxy materials or copies thereof shall not be provided. Notifications shall generally be in English and, where necessary, shall be summarized and translated from such non-English materials as have been made available to Bank or its Subcustodian. In this respect Bank=s only obligation is to provide information from sources it believes to be reliable and/or to provide materials summarized and/or translated in good faith. Bank reserves the right to provide Notifications, or parts thereof, in the language received. Upon reasonable advance request by Customer, backup information relative to Notifications, such as annual reports, explanatory material concerning resolutions, management recommendations or other material relevant to the exercise of proxy voting rights shall be provided as available, but without translation.

3. While Bank shall attempt to provide accurate and complete Notifications, whether or not translated, Bank shall not be liable for any losses or other consequences that may result from reliance by Customer upon Notifications where Bank prepared the same in good faith.

4. Notwithstanding the fact that Bank may act in a fiduciary capacity with respect to Customer under other agreements or otherwise under the Agreement, in performing Proxy Services

     Bank shall be acting solely as the agent of Customer, and shall not exercise any discretion with regard to such Proxy Services.

5. Proxy voting may be precluded or restricted in a variety of circumstances, including, without limitation, where the relevant Securities are: (I) on loan;
(ii) at registrar for registration or
reregistration; (iii) the subject of a conversion or other corporate action;
(iv) not held in a name subject to the control of Bank or its Subcustodian or are otherwise held in a manner which precludes voting; (v) not capable of being voted on account of local market regulations or practices or restrictions by the issuer; or (vi) held in a margin or collateral account.

6. Customer acknowledges that in certain countries Bank may be unable to vote individual proxies but shall only be able to vote proxies on a net basis (e.g., a net yes or no vote given the voting instructions received from all customers).

7. Customer shall not make any use of the information provided hereunder, except in connection with the funds or plans covered hereby, and shall in no event sell, license, give or otherwise make the information provided hereunder available, to any third party, and shall not directly or indirectly compete with Bank or diminish the market for Proxy Services by provision of such information, in whole or in part, for compensation or otherwise, to any third party.

8. The names of Authorized Persons for Proxy Services shall be furnished to Bank in accordance with '10 of the Agreement. Proxy Services fees shall be as separately agreed.

                                   SCHEDULE A
SECTION 1
T. Rowe Price Balanced Fund, Inc.
T. Rowe Price Blue Chip Growth Fund, Inc.
T. Rowe Price Capital Appreciation Fund
T. Rowe Price Capital Opportunity Fund, Inc.
T. Rowe Price Corporate Income Fund, Inc.
T. Rowe Price Diversified Small-Cap Growth Fund, Inc.
T. Rowe Price Dividend Growth Fund, Inc.
T. Rowe Price Equity Income Fund
T. Rowe Price Equity Series, Inc. on behalf of:
       T. Rowe Price Mid-Cap Growth Portfolio
       T. Rowe Price New America Growth Portfolio
       T. Rowe Price Personal Strategy Balanced Portfolio
T. Rowe Price Financial Services Fund, Inc.
T. Rowe Price Growth & Income Fund, Inc.
T. Rowe Price Growth Stock Fund, Inc.
T. Rowe Price Health Sciences Fund, Inc.
T. Rowe Price High Yield Fund, Inc.
T. Rowe Price Income Series, Inc. on behalf of:
       T. Rowe Price Limited Term Bond Portfolio
Institutional Equity Funds, Inc. on behalf of:
       Mid-Cap Equity Growth Fund
T. Rowe Price Media & Telecommunications Fund, Inc.
T. Rowe Price Mid-Cap Growth Fund, Inc.
T. Rowe Price Mid-Cap Value Fund, Inc.
T. Rowe Price New America Growth Fund, Inc.
T. Rowe Price New Era Fund, Inc.
T. Rowe Price New Horizons Fund, Inc.
T. Rowe Price New Income Fund, Inc.
T. Rowe Price Personal Strategy Funds, Inc. on behalf of:
       T. Rowe Price Personal Strategy Balanced Fund
       T. Rowe Price Personal Strategy Growth Fund
       T. Rowe Price Personal Strategy Income Fund
T. Rowe Price Real Estate Fund, Inc.
T. Rowe Price Science & Technology Fund, Inc.
T. Rowe Price Short-Term Bond Fund, Inc.
T. Rowe Price Short-Term U.S. Government Fund, Inc.
T. Rowe Price Small-Cap Stock Fund, Inc.
T. Rowe Price Small-Cap Value Fund, Inc.
T. Rowe Price Summit Funds, Inc. on behalf of:
       T. Rowe Price Summit Limited-Term Bond Fund
T. Rowe Price Tax-Efficient Balanced Fund, Inc.
T. Rowe Price Value Fund, Inc.

SECTION 2
NYC International Common Trust Fund

                              AMENDMENT AGREEMENT

     The Global Custody Agreement of January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, November 1, 1995, July 31,
1996, and July 23, 1997 (the "Custody Agreement"), by and between each of the Entities listed in Attachment A hereto, separately and individually (each such entity referred to hereinafter as the "Customer") and The Chase Manhattan Bank, N.A., which contracts have been assumed by operation of law by THE CHASE MANHATTAN BANK (the "Bank") is hereby further amended, as of October 29, 1997 (the "Amendment Agreement"). Terms defined in the Custody Agreement are used herein as therein defined.

     WITNESSETH:

     WHEREAS, the Customer wishes to appoint the Bank as its global custodian and the Bank wishes to accept such appointment pursuant to the terms of the Custody Agreement;

     NOW, THEREFORE, the parties hereto agree as follows:

     1. Amendment. Section 1 of Schedule A of the Custody Agreement ("Schedule A") shall be amended to add certain Customers as specified in Attachment A hereto. The revised Schedule A incorporating these changes in the form attached hereto as Attachment B shall supersede the existing Schedule A in its entirety.

     2. Agreement. The Customer agrees to be bound in all respects by all the terms and conditions of the Custody Agreement and shall be fully liable thereunder as a "Customer" as defined in the Custody Agreement.

     3. Confirmation of Agreement. Except as amended hereby, the Custody Agreement is in full force and effect and as so amended is hereby ratified, approved and confirmed by the Customer and the Bank in all respects.

     4. Governing Law: This Amendment Agreement shall be construed in accordance with and governed by the law of the State of New York without regard to its conflict of law principles.

     IN WITNESS WHEREOF, the parties have executed this Amendment Agreement as of the day and year first above written.

                           THE CHASE MANHATTAN BANK

                           By:   /s/Helen C. Bairsto
                                 Helen C. Bairsto
                                 Vice President

                           EACH OF THE CUSTOMERS LISTED IN ATTACHMENT A HERETO, SEPARATELY AND INDIVIDUALLY

                           By:   /s/Carmen F. Deyesu
                                 Carmen F. Deyesu
                                Treasurer

                                                                    Attachment A
                               LIST OF CUSTOMERS
Add the following Fund:
T. Rowe Price Real Estate Fund, Inc.

                                                                    Attachment B
                                                                      Schedule A
                                                                     Page 1 of 3
                LIST OF CUSTOMERS, EACH INDIVIDUALLY PARTIES TO
                         GLOBAL CUSTODY AGREEMENT WITH
                            THE CHASE MANHATTAN BANK
                             DATED JANUARY 3, 1994

                                            APPLICABLE RIDERS TO
CUSTOMER                                    GLOBAL CUSTODY
                                           AGREEMENT

I. INVESTMENT COMPANIES/PORTFOLIOS         The Mutual Fund Rider is
   REGISTERED UNDER THE INVESTMENT         applicable to all Customers
   COMPANY ACT OF 1940                     listed under Section I of
                                            this Schedule A.

   Equity Funds
   T. Rowe Price Balanced Fund, Inc.
   T. Rowe Price Blue Chip Growth Fund, Inc.
   T. Rowe Price Capital Appreciation Fund
   T. Rowe Price Capital Opportunity Fund, Inc.
   T. Rowe Price Diversified Small-Cap Growth Fund, Inc.
   T. Rowe Price Dividend Growth Fund, Inc.
   T. Rowe Price Equity Income Fund
   T. Rowe Price Equity Series, Inc. on behalf of:
      T. Rowe Price Equity Income Portfolio
      T. Rowe Price Mid-Cap Growth Portfolio
      T. Rowe Price New America Growth Portfolio
      T. Rowe Price Personal Strategy Balanced Portfolio
   T. Rowe Price Financial Services Fund, Inc.
   T. Rowe Price Growth & Income Fund, Inc.
   T. Rowe Price Growth Stock Fund, Inc.
   T. Rowe Price Health Sciences Fund, Inc.
   Institutional Equity Funds, Inc. on behalf of:
      Mid-Cap Equity Growth Fund
   Institutional International Funds, Inc. on behalf of:
      Foreign Equity Fund
   T. Rowe Price International Funds, Inc. on behalf of:
     T. Rowe Price Emerging Markets Stock Fund
      T. Rowe Price European Stock Fund
      T. Rowe Price Global Stock Fund
      T. Rowe Price International Discovery Fund
      T. Rowe Price International Stock Fund
      T. Rowe Price Japan Fund
      T. Rowe Price Latin America Fund
      T. Rowe Price New Asia Fund

  Attachment B
  Schedule A
                                                                     Page 2 of 3

                                            APPLICABLE RIDERS TO
CUSTOMER                                   GLOBAL CUSTODY
                                           AGREEMENT

   T. Rowe Price International Series, Inc. on behalf of:
      T. Rowe Price International Stock Portfolio
   T. Rowe Price Media & Telecommunications Fund, Inc.
   T. Rowe Price Mid-Cap Growth Fund, Inc.
   T. Rowe Price Mid-Cap Value Fund, Inc.
   T. Rowe Price New America Growth Fund
   T. Rowe Price New Era Fund, Inc.
   T. Rowe Price New Horizons Fund, Inc.
   T. Rowe Price Real Estate Fund, Inc.
   T. Rowe Price Science & Technology Fund, Inc.
   T. Rowe Price Small-Cap Stock Fund, Inc.
   T. Rowe Price Small-Cap Value Fund, Inc.
   T. Rowe Price Value Fund, Inc.

   Income Funds
   T. Rowe Price Corporate Income Fund, Inc.
   T. Rowe Price High Yield Fund, Inc.
   T. Rowe Price Income Series, Inc. on behalf of:
      T. Rowe Price Limited-Term Bond Portfolio
   T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price Emerging Markets Bond Fund
      T. Rowe Price Global Government Bond Fund
      T. Rowe Price International Bond Fund
   T. Rowe Price New Income Fund, Inc.
   T. Rowe Price Personal Strategy Funds, Inc. on behalf of:
      T. Rowe Price Personal Strategy Balanced Fund
      T. Rowe Price Personal Strategy Growth Fund
      T. Rowe Price Personal Strategy Income Fund
   T. Rowe Price Short-Term Bond Fund, Inc.
   T. Rowe Price Short-Term U.S. Government Fund, Inc.
   T. Rowe Price Summit Funds, Inc. on behalf of:
      T. Rowe Price Summit Limited-Term Bond Fund
   T. Rowe Price Tax-Efficient Balanced Fund, Inc.

  Attachment B
                                                                      Schedule A
                                                                     Page 3 of 3

                                            APPLICABLE RIDERS TO
CUSTOMER                                    GLOBAL CUSTODY
                                           AGREEMENT

II. ACCOUNTS SUBJECT TO ERISA              The ERISA Rider is applicable
                                            to all Customers Under
                                            Section II of this
                                            Schedule A.
   T. Rowe Price Trust Company as Trustee for the
      Johnson Matthey Salaried
      Employee Savings Plan
   Common Trust Funds
   T. Rowe Price Trust Company, as Trustee for the
      International Common Trust Fund on behalf of the Underlying Trusts:
      Emerging Markets Equity Trust
      European Discovery Trust
      Foreign Discovery Trust
      Foreign Discovery Trust - Augment
      Japan Discovery Trust
      Latin America Discovery Trust
      Pacific Discovery Trust

      New York City International Common Trust Fund

III. OTHER
     RPFI International Partners, L.P.      No Riders are
                                            applicable to the
                                            Customer listed under
                                            Section III of this
                                            Schedule A.

                             AMENDMENT AGREEMENT TO
                          RUSSIAN RIDER TO THE GLOBAL
                               CUSTODY AGREEMENT
     AMENDMENT to Attachment B of Global Custody Agreement dated January 3, 1994, as amended July 23, 1997, is hereby further amended as of September 3, 1997.
     NOW, THEREFORE, the parties hereto agree as follows:

     1. Amendment. Amend Attachment B to consist of the following funds when pertaining to the Russian Rider dated July 17, 1997:

    Institutional International Funds, Inc., on behalf of:
      Foreign Equity Fund
    T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price Emerging Markets Bond Fund
      T. Rowe Price Emerging Markets Stock Fund
      T. Rowe Price European Stock Fund
      T. Rowe Price Global Government Bond Fund
      T. Rowe Price Global Stock Fund
      T. Rowe Price International Bond Fund
      T. Rowe Price International Discovery Fund
      T. Rowe Price International Stock Fund
      T. Rowe Price Japan Fund
      T. Rowe Price Latin America Fund
      T. Rowe Price New Asia Fund

    T. Rowe Price International Series, Inc. on behalf of:
      T. Rowe Price International Stock Portfolio

     IN WITNESS WHEREOF, the parties have executed this Amendment Agreement as of the day and year first above written.

THE CHASE MANHATTAN BANK      EACH OF THE PARTIES LISTED ABOVE

By: /s/Helen C. Bairsto       By:/s/Henry H. Hopkins
  Helen C. Bairsto             Henry H. Hopkins
  Vice President               Vice President

                              AMENDMENT AGREEMENT

     The Global Custody Agreement of January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, November 1, 1995, July 31,
1996, July 23, 1997, September 3, 1997, and October 29, 1997 (the "Custody Agreement"), by and between each of the Entities listed in Schedule A, as amended thereto, severally and not jointly (each such entity referred to hereinafter as the "Customer") and The Chase Manhattan Bank, N.A., which contracts have been assumed by operation of law by THE CHASE MANHATTAN BANK (the "Bank") is hereby further amended, as of December 15, 1998 (the "Amendment Agreement"). Terms defined in the Custody Agreement are used herein as therein defined.

                                  WITNESSETH:

     WHEREAS, the Customer wishes to appoint the Bank as its global custodian and the Bank wishes to accept such appointment pursuant to the terms of the Custody Agreement;

     NOW, THEREFORE, the parties hereto agree as follows:

     1. Amendment. Sections 1 and 3 of Schedule A of the Custody Agreement
        ----------
("Schedule A") shall be amended to add or change certain Customers as specified in Attachment A hereto. The revised Schedule A incorporating these changes in the form attached shall supersede the existing Schedule A in its entirety.

     2. Agreement. The Customer agrees to be bound in all respects by all the
        ----------
terms and conditions of the Custody Agreement and shall be fully liable thereunder as a "Customer" as defined in the Custody Agreement.

     3. Confirmation of Agreement. Except as amended hereby, the Custody
        --------------------------
Agreement is in full force and effect and as so amended is hereby ratified, approved and confirmed by the Customer and the Bank in all respects.

     4. Governing Law. This Amendment Agreement shall be construed in accordance
        --------------
with and governed by the law of the State of New York without regard to its conflict of law principles.

     IN WITNESS WHEREOF, the parties have executed this Amendment Agreement as of the day and year first above written.
                           THE CHASE MANHATTAN BANK


                                 /s/Joseph M. Rondinelli
                           By:  _____________________________________
                                 Joseph M. Rondinelli
                                 Vice President



                           EACH OF THE CUSTOMERS LISTED IN ATTACHMENT A HERETO, SEVERALLY AND NOT JOINTLY


                                 /s/Henry H. Hopkins
                           By:  _____________________________________
                                 Henry H. Hopkins
                                 Vice President

                                                                    Attachment A



                               LIST OF CUSTOMERS

Change the name of the following Fund:
--------------------------------------
     T. Rowe Price Global Government Bond Fund
Effective May 1, 1998, the fund name changed to:
     T. Rowe Price Global Bond Fund

Add the following Fund:
-----------------------
T. Rowe Price International Funds, Inc. on behalf of:
     T.  Rowe Price International Growth & Income Fund

Add the following Funds to the Russian Rider:
---------------------------------------------
T. Rowe Price International Funds, Inc. on behalf of:
     T.  Rowe Price International Growth & Income Fund

RPFI International Partners, L.P.

                                                          Schedule A Page 1 of 3

            LIST OF CUSTOMERS, SEVERALLY AND NOT JOINTLY PARTIES TO
                         GLOBAL CUSTODY AGREEMENT WITH
                            THE CHASE MANHATTAN BANK
                             DATED JANUARY 3, 1994

                                            APPLICABLE RIDERS TO
CUSTOMER                                    GLOBAL CUSTODY
                                           AGREEMENT

I. INVESTMENT COMPANIES/PORTFOLIOS         The Mutual Fund Rider is
   REGISTERED UNDER THE INVESTMENT         applicable to all Customers
   COMPANY ACT OF 1940                     listed under Section I of
                                            this Schedule A.

   Equity Funds
   ------------

   T. Rowe Price Balanced Fund, Inc.       Global Proxy Service Rider
   T. Rowe Price Blue Chip Growth Fund, Inc. Global Proxy Service Rider
   T. Rowe Price Capital Appreciation Fund Global Proxy Service Rider
   T. Rowe Price Capital Opportunity Fund, Inc. Global Proxy Service Rider
   T. Rowe Price Diversified Small-Cap Growth Fund, Inc. Global Proxy Service Rider
   T. Rowe Price Dividend Growth Fund, Inc. Global Proxy Service Rider
   T. Rowe Price Equity Income Fund        Global Proxy Service Rider
   T. Rowe Price Equity Series, Inc. on behalf of:
     T. Rowe Price Equity Income Portfolio
     T. Rowe Price Mid-Cap Growth Portfolio Global Proxy Service Rider
     T. Rowe Price New America Growth Portfolio Global Proxy Service Rider
     T. Rowe Price Personal Strategy Balanced Portfolio Global Proxy Service
Rider
   T. Rowe Price Financial Services Fund, Inc. Global Proxy Service Rider
   T. Rowe Price Growth & Income Fund, Inc. Global Proxy Service Rider
   T. Rowe Price Growth Stock Fund, Inc.   Global Proxy Service Rider
   T. Rowe Price Health Sciences Fund, Inc. Global Proxy Service Rider Institutional Equity Funds, Inc. on behalf of:
     Mid-Cap Equity Growth Fund             Global Proxy Service Rider
   Institutional International Funds, Inc. on behalf of:
     Foreign Equity Fund                    Russian Rider
   T. Rowe Price International Funds, Inc. on behalf of:
     T. Rowe Price Emerging Markets Stock Fund Russian Rider
     T. Rowe Price European Stock Fund      Russian Rider
     T. Rowe Price Global Stock Fund        Russian Rider
     T. Rowe Price International Discovery Fund Russian Rider
     T. Rowe Price International Growth & Income Fund Russian Rider
     T. Rowe Price International Stock Fund Russian Rider
     T. Rowe Price Japan Fund              Russian Rider
     T. Rowe Price Latin America Fund       Russian Rider
     T.  Rowe Price New Asia Fund          Russian Rider

                                                          Schedule A Page 2 of 3

                                            APPLICABLE RIDERS TO
CUSTOMER                                    GLOBAL CUSTODY
                                           AGREEMENT

   T. Rowe Price International Series, Inc. on behalf of:
     T. Rowe Price International Stock Portfolio Russian Rider
   T. Rowe Price Media & Telecommunications Fund, Inc. Global Proxy Service
Rider
   T. Rowe Price Mid-Cap Growth Fund, Inc. Global Proxy Service Rider
   T. Rowe Price Mid-Cap Value Fund, Inc.  Global Proxy Service Rider
   T. Rowe Price New America Growth Fund   Global Proxy Service Rider
   T. Rowe Price New Era Fund, Inc.        Global Proxy Service Rider
   T. Rowe Price New Horizons Fund, Inc.   Global Proxy Service Rider
   T. Rowe Price Real Estate Fund, Inc.    Global Proxy Service Rider
   T. Rowe Price Science & Technology Fund, Inc. Global Proxy Service Rider
   T. Rowe Price Small-Cap Stock Fund, Inc. Global Proxy Service Rider
   T. Rowe Price Small-Cap Value Fund, Inc. Global Proxy Service Rider
   T. Rowe Price Value Fund, Inc.          Global Proxy Service Rider

   Income Funds
   ------------

   T. Rowe Price Corporate Income Fund, Inc. Global Proxy Service Rider
   T. Rowe Price High Yield Fund, Inc.     Global Proxy Service Rider
   T. Rowe Price Income Series, Inc. on behalf of:
     T. Rowe Price Limited-Term Bond Portfolio Global Proxy Service Rider
   T. Rowe Price International Funds, Inc. on behalf of:
     T. Rowe Price Emerging Markets Bond Fund Russian Rider
     T. Rowe Price Global Bond Fund        Russian Rider
     T. Rowe Price International Bond Fund  Russian Rider
   T. Rowe Price New Income Fund, Inc.     Global Proxy Service Rider
   T. Rowe Price Personal Strategy Funds, Inc. on behalf of:
     T. Rowe Price Personal Strategy Balanced Fund Global Proxy Service Rider
     T. Rowe Price Personal Strategy Growth Fund Global Proxy Service Rider
     T. Rowe Price Personal Strategy Income Fund Global Proxy Service Rider
   T. Rowe Price Short-Term Bond Fund, Inc. Global Proxy Service Rider
   T. Rowe Price Short-Term U.S. Government Fund, Inc. Global Proxy Service
Rider
   T. Rowe Price Summit Funds, Inc. on behalf of:
     T. Rowe Price Summit Limited-Term Bond Fund Global Proxy Service Rider
   T. Rowe Price Tax-Efficient Balanced Fund, Inc. Global Proxy Service Rider

                                                          Schedule A Page 3 of 3

                                            APPLICABLE RIDERS TO
CUSTOMER                                    GLOBAL CUSTODY
                                           AGREEMENT

II. ACCOUNTS SUBJECT TO ERISA              The ERISA Rider is applicable
                                            to all Customers Under
                                            Section II of this
                                            Schedule A.

   T. Rowe Price Trust  Company, as Trustee for the
   Johnson Matthey Salaried Employee Savings Plan

   Common Trust Funds
   ------------------

   T. Rowe Price Trust Company, as Trustee for the International
   Common Trust Fund on behalf of the Underlying Trusts:
     Emerging Markets Equity Trust
     European Discovery Trust
     Foreign Discovery Trust
     Foreign Discovery Trust - Augment
     Japan Discovery Trust
     Latin America Discovery Trust
     Pacific Discovery Trust

   New York City International Common Trust Fund Global Proxy Service Rider

III. OTHER

   RPFI International Partners, L.P.        Russian Rider

                              AMENDMENT AGREEMENT


The Global Custody Agreement of January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, November 1, 1995, July 31,
1996, July 23, 1997, September 3, 1997, October 29, 1997 and December 15, 1998
(the "Custody Agreement") by and between each of the Entities listed in Schedule A, as amended thereto, severally and not jointly (each such entity referred to hereinafter as the "Customer") and The Chase Manhattan Bank, N.A., whose contracts have been assumed by THE CHASE MANHATTAN BANK (the "Bank") is hereby further amended, as of October 6, 1999 (the "Amendment Agreement"). Terms defined in the Custody Agreement are used herein as therein defined.

                                  WITNESSETH:

     WHEREAS, the Customer wishes to appoint the Bank as its global custodian and the Bank wishes to accept such appointment pursuant to the terms of the Custody Agreement;

     NOW, THEREFORE, the parties hereto agree as follows:

     1.Amendment.  Sections I, II and III of Schedule A of the Custody Agreement
       ----------
("Schedule A") shall be amended to add or change certain Customers as specified in Attachment A hereto. The revised Schedule A incorporating these changes in the form attached shall supersede the existing Schedule A in its entirety.

     2.
Agreement. The Customer and Bank agree to be bound in all respects by all the
----------
terms and conditions of the Custody Agreement and shall be fully liable and responsible thereunder as a "Customer" and "Bank," respectively, as defined in the Custody Agreement.

     3.
Confirmation of Agreement.  Except as amended hereby, the Custody Agreement is
------------ -- ---------
in full force and effect and as so amended is hereby ratified, approved and confirmed by the Customer and the Bank in all respects.

     4.
Governing Law:  This Amendment Agreement shall be construed in accordance with
--------- ----
and governed by the law of the State of New York without regard to its conflict of law principles.

     IN WITNESS WHEREOF, the parties have executed this Amendment Agreement as of the day and year first above written.

                              THE CHASE MANHATTAN BANK
                                   /s/Joseph M. Rondinelli
                              By: ____________________________________
                                   Joseph M. Rondinelli
                                   Vice President


                              EACH OF THE CUSTOMERS LISTED IN
                              ATTACHMENT A HERETO, SEVERALLY
                              AND NOT JOINTLY

                                   /s/Henry H. Hopkins
                              By: ____________________________________
                                   Henry H. Hopkins
                                   Vice President

                                                                 ATTACHMENT A
                                                                 PAGE 1 OF 2


                               LIST OF CUSTOMERS


Change the name of the following Fund:
-------------------------------------

     T. Rowe Price Tax-Efficient Balanced Fund, Inc.

Effective May 27, 1999, the fund name changed to:

     T. Rowe Price Tax-Efficient Funds, Inc., on behalf of
        T. Rowe Price Tax-Efficient Balanced Fund

Add the following Fund:
-----------------------

T. Rowe Price Tax-Efficient Funds, Inc., on behalf of:
     T. Rowe Price Tax-Efficient Growth Fund

Add the following Trusts:
------------------------

T. Rowe Price Trust Company, as Trustee for the International
Common Trust Fund, on behalf of the Underlying Trusts:
     Foreign Discovery Trust - B
     International Small-Cap Trust

Delete the following Trust:
--------------------------

New York City International Common Trust Fund

Add the following Funds/Trusts/Limited Partnerships to the Global Proxy Service
-------------------------------------------------------------------------------
Rider:
-----

T. Rowe Price Equity Series, Inc.
     T. Rowe Price Equity Income Portfolio

T. Rowe Price Tax-Efficient Funds, Inc., on behalf of
     T. Rowe Price Tax-Efficient Growth Fund

Institutional International Funds, Inc., on behalf of
     Foreign Equity Fund

                                                      ATTACHMENT A
                                                       PAGE 2 OF 2

T. Rowe Price International Funds, Inc., on behalf of
     T. Rowe Price Emerging Markets Stock Fund
     T. Rowe Price Emerging Markets Bond Fund
     T. Rowe Price European Stock Fund
     T. Rowe Price Global Bond Fund
     T. Rowe Price Global Stock Fund
     T. Rowe Price International Bond Fund
     T. Rowe Price International Discovery Fund
     T. Rowe Price International Growth & Income Fund
     T. Rowe Price International Stock Fund
     T. Rowe Price Japan Fund
     T. Rowe Price Latin America Fund
     T. Rowe Price New Asia Fund

T. Rowe Price International Series, Inc., on behalf of
     T. Rowe Price International Stock Portfolio

T. Rowe Price Trust Company, as Trustee for the International
Common Trust Fund on behalf of the Underlying Trusts:
     Emerging Markets Equity Trust
     European Discovery Trust
     Foreign Discovery Trust
     Foreign Discovery Trust - Augment
     Foreign Discovery Trust - B
     International Small-Cap Trust
     Japan Discovery Trust
     Latin America Discovery Trust
     Pacific Discovery Trust

RPFI International Partners, L.P.

                                                                 SCHEDULE A
                                                                 PAGE 1 OF 3


            LIST OF CUSTOMERS, SEVERALLY AND NOT JOINTLY PARTIES TO
                         GLOBAL CUSTODY AGREEMENT WITH
                            THE CHASE MANHATTAN BANK
                             DATED JANUARY 3, 1994


                                       APPLICABLE RIDERS TO
CUSTOMER                                      GLOBAL CUSTODY AGREEMENT

I. INVESTMENT COMPANIES/PORTFOLIOS       The Mutual Fund Rider is applicable to
  REGISTERED UNDER THE INVESTMENT        all Customers listed under Section I of
  COMPANY ACT OF 1940                    this Schedule A.

  Equity Funds
  ------------

  T. Rowe Price Balanced Fund, Inc.      Global Proxy Service Rider
  T. Rowe Price Blue Chip Growth Fund, Inc.        Global Proxy Service Rider
  T. Rowe Price Capital Appreciation Fund          Global Proxy Service Rider
  T. Rowe Price Capital Opportunity Fund, Inc.
Global Proxy Service Rider
  T. Rowe Price Diversified Small-Cap Growth Fund, Inc.

Global Proxy Service Rider
  T. Rowe Price Dividend Growth Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Equity Income Fund       Global Proxy Service Rider
  T. Rowe Price Equity Series, Inc. on behalf of:
      T. Rowe Price Equity Income Portfolio   Global Proxy Service Rider
      T. Rowe Price Mid-Cap Growth Portfolio  Global Proxy Service Rider
      T. Rowe Price New America Growth Portfolio   Global Proxy Service Rider
      T. Rowe Price Personal Strategy Balanced Portfolio

Global Proxy Service Rider
  T. Rowe Price Financial Services Fund, Inc.      Global Proxy Service Rider
  T. Rowe Price Growth & Income Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Growth Stock Fund, Inc.       Global Proxy Service Rider
  T. Rowe Price Health Sciences Fund, Inc.         Global Proxy Service Rider
  Institutional Equity Funds, Inc. on behalf of:
      Mid-Cap Equity Growth Fund       Global Proxy Service Rider
  Institutional International Funds, Inc. on behalf of:
      Foreign Equity Fund              Global Proxy Service and Russian Rider
  T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price Emerging Markets Stock Fund

Global Proxy Service and Russian Rider
     T. Rowe Price European Stock Fund Global Proxy Service and Russian Rider
     T. Rowe Price Global Stock Fund   Global Proxy Service and Russian Rider
     T. Rowe Price International Discovery Fund

Global Proxy Service and Russian Rider
     T. Rowe Price International Growth & Income Fund

Global Proxy Service and Russian Rider
     T. Rowe Price International Stock Fund

Global Proxy Service and Russian Rider
     T. Rowe Price Japan Fund          Global Proxy Service and Russian Rider
     T. Rowe Price Latin America Fund  Global Proxy Service and Russian Rider
     T. Rowe Price New Asia Fund       Global Proxy Service and Russian Rider

                                                                 SCHEDULE A
                                                                 PAGE 2 OF 3

                                       APPLICABLE RIDERS TO
CUSTOMER                                      GLOBAL CUSTODY AGREEMENT

  T. Rowe Price International Series, Inc. on behalf of:
     T. Rowe Price International Stock Portfolio

Global Proxy Service and Russian Rider
  T. Rowe Price Media & Telecommunications Fund, Inc.

Global Proxy Service Rider
  T. Rowe Price Mid-Cap Growth Fund, Inc.          Global Proxy Service Rider
  T. Rowe Price Mid-Cap Value Fund, Inc.      Global Proxy Service Rider
  T. Rowe Price New America Growth Fund       Global Proxy Service Rider
  T. Rowe Price New Era Fund, Inc.       Global Proxy Service Rider
  T. Rowe Price New Horizons Fund, Inc.       Global Proxy Service Rider
  T. Rowe Price Real Estate Fund, Inc.   Global Proxy Service Rider
  T. Rowe Price Science & Technology Fund, Inc.
Global Proxy Service Rider
  T. Rowe Price Small-Cap Stock Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Small-Cap Value Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Value Fund, Inc.         Global Proxy Service Rider


  Income Funds
  ------------

  T. Rowe Price Corporate Income Fund, Inc.        Global Proxy Service Rider
  T. Rowe Price High Yield Fund, Inc.    Global Proxy Service Rider
  T. Rowe Price Income Series, Inc. on behalf of:
      T. Rowe Price Limited-Term Bond Portfolio    Global Proxy Service Rider
  T. Rowe Price International Funds, Inc. on behalf of:
     T. Rowe Price Emerging Markets Bond Fund

Global Proxy Service and Russian Rider
     T. Rowe Price Global Bond Fund    Global Proxy Service and Russian Rider
     T. Rowe Price International Bond Fund
Global Proxy Service and Russian Rider
  T. Rowe Price New Income Fund, Inc.    Global Proxy Service Rider
  T. Rowe Price Personal Strategy Funds, Inc. on behalf of:
      T. Rowe Price Personal Strategy Balanced Fund
Global Proxy Service Rider
      T. Rowe Price Personal Strategy Growth Fund  Global Proxy Service Rider
      T. Rowe Price Personal Strategy Income Fund  Global Proxy Service Rider
  T. Rowe Price Short-Term Bond Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Short-Term U.S. Government Fund, Inc.

Global Proxy Service Rider
  T. Rowe Price Summit Funds, Inc. on behalf of:
     T. Rowe Price Summit Limited-Term Bond Fund   Global Proxy Service Rider
  T. Rowe Price Tax-Efficient Funds, Inc. on behalf of:
     T. Rowe Price Tax-Efficient Balanced Fund     Global Proxy Service Rider
     T. Rowe Price Tax-Efficient Growth Fund  Global Proxy Service Rider

                                                                 SCHEDULE A
                                                                 PAGE 3 OF 3

                                       APPLICABLE RIDERS TO
CUSTOMER                                      GLOBAL CUSTODY AGREEMENT


II.  ACCOUNTS SUBJECT TO ERISA           The ERISA Rider is applicable to all
                                       Customers under Section II of this
                                       Schedule A.
  T. Rowe Price Trust Company, as Trustee for the
  Johnson Matthey Salaried Employee Savings Plan

  Common Trust Funds
  ------------------

  T. Rowe Price Trust Company, as Trustee for the International Common Trust Fund on behalf of the Underlying Trusts:
     Emerging Markets Equity Trust     Global Proxy Service Rider
     European Discovery Trust          Global Proxy Service Rider
     Foreign Discovery Trust           Global Proxy Service Rider
     Foreign Discovery Trust - Augment Global Proxy Service Rider
     Foreign Discovery Trust - B       Global Proxy Service Rider
     International Small-Cap Trust     Global Proxy Service Rider
     Japan Discovery Trust             Global Proxy Service Rider
     Latin America Discovery Trust     Global Proxy Service Rider
     Pacific Discovery Trust           Global Proxy Service Rider


III. OTHER

     RPFI International Partners, L.P. Global Proxy Service and Russian Rider

                              AMENDMENT AGREEMENT


The Global Custody Agreement of January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, November 1, 1995, July 31,
1996, July 23, 1997, September 3, 1997, October 29, 1997, December 15, 1998 and
October 6, 1999 (the "Custody Agreement") by and between each of the Entities listed in Schedule A, as amended thereto, severally and not jointly (each such entity referred to hereinafter as the "Customer") and The Chase Manhattan Bank, N.A., whose contracts have been assumed by THE CHASE MANHATTAN BANK (the "Bank") is hereby further amended, as of February 9, 2000 (the "Amendment Agreement"). Terms defined in the Custody Agreement are used herein as therein defined.

                                  WITNESSETH:

     WHEREAS, the Customer wishes to appoint the Bank as its global custodian and the Bank wishes to accept such appointment pursuant to the terms of the Custody Agreement;

     NOW, THEREFORE, the parties hereto agree as follows:

     1.Amendment.  Sections I, II and III of Schedule A of the Custody Agreement
       ----------
("Schedule A") shall be amended to add or change certain Customers as specified in Attachment A hereto. The revised Schedule A incorporating these changes in the form attached shall supersede the existing Schedule A in its entirety.

     2.
Agreement. The Customer and Bank agree to be bound in all respects by all the
----------
terms and conditions of the Custody Agreement and shall be fully liable and responsible thereunder as a "Customer" and "Bank," respectively, as defined in the Custody Agreement.

     3.
Confirmation of Agreement.  Except as amended hereby, the Custody Agreement is
------------ -- ---------
in full force and effect and as so amended is hereby ratified, approved and confirmed by the Customer and the Bank in all respects.

     4.
Governing Law:  This Amendment Agreement shall be construed in accordance with
--------- ----
and governed by the law of the State of New York without regard to its conflict of law principles.

     IN WITNESS WHEREOF, the parties have executed this Amendment Agreement as of the day and year first above written.

                              THE CHASE MANHATTAN BANK

                                   /s/Joseph M. Rondinelli
                              By: ____________________________________
                                   Joseph M. Rondinelli
                                   Vice President


                              EACH OF THE CUSTOMERS LISTED IN
                              ATTACHMENT A HERETO, SEVERALLY
                              AND NOT JOINTLY

                                   /s/Henry H. Hopkins
                              By: ____________________________________
                                   Henry H. Hopkins
                                   Vice President

                                                                 ATTACHMENT A
                                                                 PAGE 1 OF 1


                               LIST OF CUSTOMERS


Add the following Funds:
------------------------

Institutional Equity Funds, Inc., on behalf of:
     Institutional Large-Cap Value Fund
     Institutional Small-Cap Stock Fund

Add the following Funds to the Global Proxy Service Rider:
---------------------------------------------------------

Institutional Equity Funds, Inc., on behalf of
     Institutional Large-Cap Value Fund
     Institutional Small-Cap Stock Fund

                                                                 SCHEDULE A
                                                                 PAGE 1 OF 3

            LIST OF CUSTOMERS, SEVERALLY AND NOT JOINTLY PARTIES TO
                         GLOBAL CUSTODY AGREEMENT WITH
                            THE CHASE MANHATTAN BANK
                             DATED JANUARY 3, 1994

                                       APPLICABLE RIDERS TO
CUSTOMER                                      GLOBAL CUSTODY AGREEMENT

I. INVESTMENT COMPANIES/PORTFOLIOS       The Mutual Fund Rider is applicable to
  REGISTERED UNDER THE INVESTMENT        all Customers listed under Section I of
  COMPANY ACT OF 1940                    this Schedule A.

  Equity Funds
  ------------

  T. Rowe Price Balanced Fund, Inc.      Global Proxy Service Rider
  T. Rowe Price Blue Chip Growth Fund, Inc.        Global Proxy Service Rider
  T. Rowe Price Capital Appreciation Fund          Global Proxy Service Rider
  T. Rowe Price Capital Opportunity Fund, Inc.
Global Proxy Service Rider
  T. Rowe Price Diversified Small-Cap Growth Fund, Inc.

Global Proxy Service Rider
  T. Rowe Price Dividend Growth Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Equity Income Fund       Global Proxy Service Rider
  T. Rowe Price Equity Series, Inc. on behalf of:
      T. Rowe Price Equity Income Portfolio   Global Proxy Service Rider
      T. Rowe Price Mid-Cap Growth Portfolio  Global Proxy Service Rider
      T. Rowe Price New America Growth Portfolio   Global Proxy Service Rider
      T. Rowe Price Personal Strategy Balanced Portfolio

Global Proxy Service Rider
  T. Rowe Price Financial Services Fund, Inc.      Global Proxy Service Rider
  T. Rowe Price Growth & Income Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Growth Stock Fund, Inc.       Global Proxy Service Rider
  T. Rowe Price Health Sciences Fund, Inc.         Global Proxy Service Rider
  Institutional Equity Funds, Inc. on behalf of:
     Institutional Large-Cap Value Fund Global Proxy Service Rider Institutional Small-Cap Stock Fund Global Proxy Service Rider
      Mid-Cap Equity Growth Fund       Global Proxy Service Rider
  Institutional International Funds, Inc. on behalf of:
      Foreign Equity Fund              Global Proxy Service and Russian Rider
  T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price Emerging Markets Stock Fund

Global Proxy Service and Russian Rider
     T. Rowe Price European Stock Fund Global Proxy Service and Russian Rider
     T. Rowe Price Global Stock Fund   Global Proxy Service and Russian Rider
     T. Rowe Price International Discovery Fund

Global Proxy Service and Russian Rider
     T. Rowe Price International Growth & Income Fund

Global Proxy Service and Russian Rider
     T. Rowe Price International Stock Fund

Global Proxy Service and Russian Rider
     T. Rowe Price Japan Fund          Global Proxy Service and Russian Rider
     T. Rowe Price Latin America Fund  Global Proxy Service and Russian Rider
     T. Rowe Price New Asia Fund       Global Proxy Service and Russian Rider

                                                                 SCHEDULE A
                                                                 PAGE 2 OF 3

                                       APPLICABLE RIDERS TO
CUSTOMER                                      GLOBAL CUSTODY AGREEMENT

  T. Rowe Price International Series, Inc. on behalf of:
     T. Rowe Price International Stock Portfolio

Global Proxy Service and Russian Rider
  T. Rowe Price Media & Telecommunications Fund, Inc.

Global Proxy Service Rider
  T. Rowe Price Mid-Cap Growth Fund, Inc.          Global Proxy Service Rider
  T. Rowe Price Mid-Cap Value Fund, Inc.      Global Proxy Service Rider
  T. Rowe Price New America Growth Fund       Global Proxy Service Rider
  T. Rowe Price New Era Fund, Inc.       Global Proxy Service Rider
  T. Rowe Price New Horizons Fund, Inc.       Global Proxy Service Rider
  T. Rowe Price Real Estate Fund, Inc.   Global Proxy Service Rider
  T. Rowe Price Science & Technology Fund, Inc.
Global Proxy Service Rider
  T. Rowe Price Small-Cap Stock Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Small-Cap Value Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Value Fund, Inc.         Global Proxy Service Rider


  Income Funds
  ------------

  T. Rowe Price Corporate Income Fund, Inc.        Global Proxy Service Rider
  T. Rowe Price High Yield Fund, Inc.    Global Proxy Service Rider
  T. Rowe Price Income Series, Inc. on behalf of:
      T. Rowe Price Limited-Term Bond Portfolio    Global Proxy Service Rider
  T. Rowe Price International Funds, Inc. on behalf of:
     T. Rowe Price Emerging Markets Bond Fund

Global Proxy Service and Russian Rider
     T. Rowe Price Global Bond Fund    Global Proxy Service and Russian Rider
     T. Rowe Price International Bond Fund
Global Proxy Service and Russian Rider
  T. Rowe Price New Income Fund, Inc.    Global Proxy Service Rider
  T. Rowe Price Personal Strategy Funds, Inc. on behalf of:
      T. Rowe Price Personal Strategy Balanced Fund
Global Proxy Service Rider
      T. Rowe Price Personal Strategy Growth Fund  Global Proxy Service Rider
      T. Rowe Price Personal Strategy Income Fund  Global Proxy Service Rider
  T. Rowe Price Short-Term Bond Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Short-Term U.S. Government Fund, Inc.

Global Proxy Service Rider
  T. Rowe Price Summit Funds, Inc. on behalf of:
     T. Rowe Price Summit Limited-Term Bond Fund   Global Proxy Service Rider
  T. Rowe Price Tax-Efficient Funds, Inc. on behalf of:
     T. Rowe Price Tax-Efficient Balanced Fund     Global Proxy Service Rider
     T. Rowe Price Tax-Efficient Growth Fund  Global Proxy Service Rider
                                                                 SCHEDULE A
                                                                 PAGE 3 OF 3

                                       APPLICABLE RIDERS TO

CUSTOMER                                      GLOBAL CUSTODY AGREEMENT


II.  ACCOUNTS SUBJECT TO ERISA           The ERISA Rider is applicable to all
                                       Customers under Section II of this
                                       Schedule A.
  T. Rowe Price Trust Company, as Trustee for the
  Johnson Matthey Salaried Employee Savings Plan

  Common Trust Funds
  ------------------

  T. Rowe Price Trust Company, as Trustee for the International Common Trust Fund on behalf of the Underlying Trusts:
     Emerging Markets Equity Trust     Global Proxy Service Rider
     European Discovery Trust          Global Proxy Service Rider
     Foreign Discovery Trust           Global Proxy Service Rider
     Foreign Discovery Trust - Augment Global Proxy Service Rider
     Foreign Discovery Trust - B       Global Proxy Service Rider
     International Small-Cap Trust     Global Proxy Service Rider
     Japan Discovery Trust             Global Proxy Service Rider
     Latin America Discovery Trust     Global Proxy Service Rider
     Pacific Discovery Trust           Global Proxy Service Rider


III. OTHER

     RPFI International Partners, L.P. Global Proxy Service and Russian Rider

                              AMENDMENT AGREEMENT


The Global Custody Agreement of January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, November 1, 1995, July 31,
1996, July 23, 1997, September 3, 1997, October 29, 1997, December 15, 1998,
October 6, 1999 and February 9, 2000 (the "Custody Agreement") by and between each of the Entities listed in Schedule A, as amended thereto, severally and not jointly (each such entity referred to hereinafter as the "Customer") and The Chase Manhattan Bank, N.A., whose contracts have been assumed by THE CHASE MANHATTAN BANK (the "Bank") is hereby further amended, as of April 19, 2000 (the "Amendment Agreement"). Terms defined in the Custody Agreement are used herein as therein defined.

                                  WITNESSETH:

     WHEREAS, the Customer wishes to appoint the Bank as its global custodian and the Bank wishes to accept such appointment pursuant to the terms of the Custody Agreement;

     NOW, THEREFORE, the parties hereto agree as follows:

     1.Amendment.  Sections I, II and III of Schedule A of the Custody Agreement
       ----------
("Schedule A") shall be amended to add or change certain Customers as specified in Attachment A hereto. The revised Schedule A incorporating these changes in the form attached shall supersede the existing Schedule A in its entirety.

     2.
Agreement. The Customer and Bank agree to be bound in all respects by all the
----------
terms and conditions of the Custody Agreement and shall be fully liable and responsible thereunder as a "Customer" and "Bank," respectively, as defined in the Custody Agreement.

     3.
Confirmation of Agreement.  Except as amended hereby, the Custody Agreement is
------------ -- ---------
in full force and effect and as so amended is hereby ratified, approved and confirmed by the Customer and the Bank in all respects.

     4.
Governing Law:  This Amendment Agreement shall be construed in accordance with
--------- ----
and governed by the law of the State of New York without regard to its conflict of law principles.

     IN WITNESS WHEREOF, the parties have executed this Amendment Agreement as of the day and year first above written.

                              THE CHASE MANHATTAN BANK

                                   /s/Joseph M. Rondinelli
                              By: ____________________________________
                                   Joseph M. Rondinelli
                                   Vice President


                              EACH OF THE CUSTOMERS LISTED IN
                              ATTACHMENT A HERETO, SEVERALLY
                              AND NOT JOINTLY


                                   /s/Henry H. Hopkins
                              By: ____________________________________
                                   Henry H. Hopkins
                                   Vice President

                                                                 ATTACHMENT A
                                                                 PAGE 1 OF 1


                               LIST OF CUSTOMERS


Add the following Fund:
-----------------------

T. Rowe Price International Funds, Inc., on behalf of:
     T. Rowe Price Emerging Europe & Mediterranean Fund

Add the following Fund to the Global Proxy Service and Russian Rider:
--------------------------------------------------------------------

T. Rowe Price International Funds, Inc., on behalf of:
     T. Rowe Price Emerging Europe & Mediterranean Fund

                                                                 SCHEDULE A
                                                                 PAGE 1 OF 3

            LIST OF CUSTOMERS, SEVERALLY AND NOT JOINTLY PARTIES TO
                         GLOBAL CUSTODY AGREEMENT WITH
                            THE CHASE MANHATTAN BANK
                             DATED JANUARY 3, 1994

                                       APPLICABLE RIDERS TO
CUSTOMER                                      GLOBAL CUSTODY AGREEMENT

I. INVESTMENT COMPANIES/PORTFOLIOS       The Mutual Fund Rider is applicable to
  REGISTERED UNDER THE INVESTMENT        all Customers listed under Section I of
  COMPANY ACT OF 1940                    this Schedule A.

  Equity Funds
  ------------

  T. Rowe Price Balanced Fund, Inc.      Global Proxy Service Rider
  T. Rowe Price Blue Chip Growth Fund, Inc.        Global Proxy Service Rider
  T. Rowe Price Capital Appreciation Fund          Global Proxy Service Rider
  T. Rowe Price Capital Opportunity Fund, Inc.
Global Proxy Service Rider
  T. Rowe Price Diversified Small-Cap Growth Fund, Inc.

Global Proxy Service Rider
  T. Rowe Price Dividend Growth Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Equity Income Fund       Global Proxy Service Rider
  T. Rowe Price Equity Series, Inc. on behalf of:
      T. Rowe Price Equity Income Portfolio   Global Proxy Service Rider
      T. Rowe Price Mid-Cap Growth Portfolio  Global Proxy Service Rider
      T. Rowe Price New America Growth Portfolio   Global Proxy Service Rider
      T. Rowe Price Personal Strategy Balanced Portfolio

Global Proxy Service Rider
  T. Rowe Price Financial Services Fund, Inc.      Global Proxy Service Rider
  T. Rowe Price Growth & Income Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Growth Stock Fund, Inc.       Global Proxy Service Rider
  T. Rowe Price Health Sciences Fund, Inc.         Global Proxy Service Rider
  Institutional Equity Funds, Inc. on behalf of:
     Institutional Large-Cap Value Fund Global Proxy Service Rider Institutional Small-Cap Stock Fund Global Proxy Service Rider
      Mid-Cap Equity Growth Fund       Global Proxy Service Rider
  Institutional International Funds, Inc. on behalf of:
      Foreign Equity Fund              Global Proxy Service and Russian Rider
  T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price Emerging Europe &
        Mediterranean Fund             Global Proxy Service and Russian Rider
      T. Rowe Price Emerging Markets Stock Fund

Global Proxy Service and Russian Rider
     T. Rowe Price European Stock Fund Global Proxy Service and Russian Rider
     T. Rowe Price Global Stock Fund   Global Proxy Service and Russian Rider
     T. Rowe Price International Discovery Fund

Global Proxy Service and Russian Rider
     T. Rowe Price International Growth & Income Fund

Global Proxy Service and Russian Rider

     T. Rowe Price International Stock Fund

Global Proxy Service and Russian Rider
     T. Rowe Price Japan Fund          Global Proxy Service and Russian Rider
     T. Rowe Price Latin America Fund  Global Proxy Service and Russian Rider
     T. Rowe Price New Asia Fund       Global Proxy Service and Russian Rider

                                                                 SCHEDULE A
                                                                 PAGE 2 OF 3

                                       APPLICABLE RIDERS TO
CUSTOMER                                      GLOBAL CUSTODY AGREEMENT

  T. Rowe Price International Series, Inc. on behalf of:
     T. Rowe Price International Stock Portfolio

Global Proxy Service and Russian Rider
  T. Rowe Price Media & Telecommunications Fund, Inc.

Global Proxy Service Rider
  T. Rowe Price Mid-Cap Growth Fund, Inc.          Global Proxy Service Rider
  T. Rowe Price Mid-Cap Value Fund, Inc.      Global Proxy Service Rider
  T. Rowe Price New America Growth Fund       Global Proxy Service Rider
  T. Rowe Price New Era Fund, Inc.       Global Proxy Service Rider
  T. Rowe Price New Horizons Fund, Inc.       Global Proxy Service Rider
  T. Rowe Price Real Estate Fund, Inc.   Global Proxy Service Rider
  T. Rowe Price Science & Technology Fund, Inc.
Global Proxy Service Rider
  T. Rowe Price Small-Cap Stock Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Small-Cap Value Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Value Fund, Inc.         Global Proxy Service Rider


  Income Funds
  ------------

  T. Rowe Price Corporate Income Fund, Inc.        Global Proxy Service Rider
  T. Rowe Price High Yield Fund, Inc.    Global Proxy Service Rider
  T. Rowe Price Income Series, Inc. on behalf of:
      T. Rowe Price Limited-Term Bond Portfolio    Global Proxy Service Rider
  T. Rowe Price International Funds, Inc. on behalf of:
     T. Rowe Price Emerging Markets Bond Fund

Global Proxy Service and Russian Rider
     T. Rowe Price Global Bond Fund    Global Proxy Service and Russian Rider
     T. Rowe Price International Bond Fund
Global Proxy Service and Russian Rider
  T. Rowe Price New Income Fund, Inc.    Global Proxy Service Rider
  T. Rowe Price Personal Strategy Funds, Inc. on behalf of:
      T. Rowe Price Personal Strategy Balanced Fund
Global Proxy Service Rider
      T. Rowe Price Personal Strategy Growth Fund  Global Proxy Service Rider
      T. Rowe Price Personal Strategy Income Fund  Global Proxy Service Rider
  T. Rowe Price Short-Term Bond Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Short-Term U.S. Government Fund, Inc.

Global Proxy Service Rider
  T. Rowe Price Summit Funds, Inc. on behalf of:
     T. Rowe Price Summit Limited-Term Bond Fund   Global Proxy Service Rider
  T. Rowe Price Tax-Efficient Funds, Inc. on behalf of:
     T. Rowe Price Tax-Efficient Balanced Fund     Global Proxy Service Rider
     T. Rowe Price Tax-Efficient Growth Fund  Global Proxy Service Rider
                                                                 SCHEDULE A
                                                                 PAGE 3 OF 3

                                       APPLICABLE RIDERS TO

CUSTOMER                                      GLOBAL CUSTODY AGREEMENT


II.  ACCOUNTS SUBJECT TO ERISA           The ERISA Rider is applicable to all
                                       Customers under Section II of this
                                       Schedule A.
  T. Rowe Price Trust Company, as Trustee for the
  Johnson Matthey Salaried Employee Savings Plan

  Common Trust Funds
  ------------------

  T. Rowe Price Trust Company, as Trustee for the International Common Trust Fund on behalf of the Underlying Trusts:
     Emerging Markets Equity Trust     Global Proxy Service Rider
     European Discovery Trust          Global Proxy Service Rider
     Foreign Discovery Trust           Global Proxy Service Rider
     Foreign Discovery Trust - Augment Global Proxy Service Rider
     Foreign Discovery Trust - B       Global Proxy Service Rider
     International Small-Cap Trust     Global Proxy Service Rider
     Japan Discovery Trust             Global Proxy Service Rider
     Latin America Discovery Trust     Global Proxy Service Rider
     Pacific Discovery Trust           Global Proxy Service Rider


III. OTHER

     RPFI International Partners, L.P. Global Proxy Service and Russian Rider

                              AMENDMENT AGREEMENT


The Global Custody Agreement of January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, November 1, 1995, July 31,
1996, July 23, 1997, September 3, 1997, October 29, 1997, December 15, 1998,
October 6, 1999, February 9, 2000 and April 19, 2000 (the "Custody Agreement") by and between each of the Entities listed in Schedule A, as amended thereto, severally and not jointly (each such entity referred to hereinafter as the "Customer") and The Chase Manhattan Bank, N.A., whose contracts have been assumed by THE CHASE MANHATTAN BANK (the "Bank") is hereby further amended, as of July 18, 2000 (the "Amendment Agreement"). Terms defined in the Custody Agreement are used herein as therein defined.

                                  WITNESSETH:

     WHEREAS, the Customer wishes to appoint the Bank as its global custodian and the Bank wishes to accept such appointment pursuant to the terms of the Custody Agreement;

     NOW, THEREFORE, the parties hereto agree as follows:

     1.Amendment.  Sections I, II and III of Schedule A of the Custody Agreement
       ----------
("Schedule A") shall be amended to add or change certain Customers as specified in Attachment A hereto. The revised Schedule A incorporating these changes in the form attached shall supersede the existing Schedule A in its entirety.

     2.
Agreement. The Customer and Bank agree to be bound in all respects by all the
----------
terms and conditions of the Custody Agreement and shall be fully liable and responsible thereunder as a "Customer" and "Bank," respectively, as defined in the Custody Agreement.

     3.
Confirmation of Agreement.  Except as amended hereby, the Custody Agreement is
------------ -- ---------
in full force and effect and as so amended is hereby ratified, approved and confirmed by the Customer and the Bank in all respects.

     4.
Governing Law:  This Amendment Agreement shall be construed in accordance with
--------- ----
and governed by the law of the State of New York without regard to its conflict of law principles.

     IN WITNESS WHEREOF, the parties have executed this Amendment Agreement as of the day and year first above written.

                              THE CHASE MANHATTAN BANK

                                   /s/Joseph M. Rondinelli
                              By: ____________________________________
                                   Joseph M. Rondinelli
                                   Vice President


                              EACH OF THE CUSTOMERS LISTED IN
                              ATTACHMENT A HERETO, SEVERALLY
                              AND NOT JOINTLY


                                   /s/Henry H. Hopkins
                              By: ____________________________________
                                   Henry H. Hopkins
                                   Vice President

                                                                 ATTACHMENT A
                                                                 PAGE 1 OF 1


                               LIST OF CUSTOMERS

Add the following Funds:
------------------------

Equity Funds
------------

T. Rowe Price Developing Technologies Fund, Inc.
T. Rowe Price Global Technology Fund, Inc.

Income Fund
-----------

T. Rowe Price U.S. Bond Index Fund, Inc.

T. Rowe Price Trust Company, as Trustee for the International
  Common Trust Fund on behalf of the Underlying Trusts:
      India Trust
      Taiwan Trust

Add the following Funds to the Global Proxy Service Rider:
---------------------------------------------------------

Equity Funds
------------

T. Rowe Price Developing Technologies Fund, Inc.
T. Rowe Price Global Technology Fund, Inc.

Income Fund
-----------

T. Rowe Price U.S. Bond Index Fund, Inc.

T. Rowe Price Trust Company, as Trustee for the International
  Common Trust Fund on behalf of the Underlying Trusts:
      India Trust
      Taiwan Trust

                                                                 SCHEDULE A
                                                                 PAGE 1 OF 3

            LIST OF CUSTOMERS, SEVERALLY AND NOT JOINTLY PARTIES TO
                         GLOBAL CUSTODY AGREEMENT WITH
                            THE CHASE MANHATTAN BANK
                             DATED JANUARY 3, 1994

                                       APPLICABLE RIDERS TO
CUSTOMER                                      GLOBAL CUSTODY AGREEMENT

I. INVESTMENT COMPANIES/PORTFOLIOS       The Mutual Fund Rider is applicable to
  REGISTERED UNDER THE INVESTMENT        all Customers listed under Section I of
  COMPANY ACT OF 1940                    this Schedule A.

  Equity Funds
  ------------

  T. Rowe Price Balanced Fund, Inc.      Global Proxy Service Rider
  T. Rowe Price Blue Chip Growth Fund, Inc.        Global Proxy Service Rider
  T. Rowe Price Capital Appreciation Fund          Global Proxy Service Rider
  T. Rowe Price Capital Opportunity Fund, Inc.
Global Proxy Service Rider
  T. Rowe Price Developing Technologies Fund, Inc.
Global Proxy Service Rider
  T. Rowe Price Diversified Small-Cap Growth Fund, Inc.

Global Proxy Service Rider
  T. Rowe Price Dividend Growth Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Equity Income Fund       Global Proxy Service Rider
  T. Rowe Price Equity Series, Inc. on behalf of:
      T. Rowe Price Equity Income Portfolio   Global Proxy Service Rider
      T. Rowe Price Mid-Cap Growth Portfolio  Global Proxy Service Rider
      T. Rowe Price New America Growth Portfolio   Global Proxy Service Rider
      T. Rowe Price Personal Strategy Balanced Portfolio

Global Proxy Service Rider
  T. Rowe Price Financial Services Fund, Inc.      Global Proxy Service Rider
  T. Rowe Price Global Technology Fund, Inc.       Global Proxy Service Rider
  T. Rowe Price Growth & Income Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Growth Stock Fund, Inc.       Global Proxy Service Rider
  T. Rowe Price Health Sciences Fund, Inc.         Global Proxy Service Rider
  Institutional Equity Funds, Inc. on behalf of:
     Institutional Large-Cap Value Fund Global Proxy Service Rider Institutional Small-Cap Stock Fund Global Proxy Service Rider
      Mid-Cap Equity Growth Fund       Global Proxy Service Rider
  Institutional International Funds, Inc. on behalf of:
      Foreign Equity Fund              Global Proxy Service and Russian Rider
  T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price Emerging Europe &
        Mediterranean Fund             Global Proxy Service and Russian Rider
      T. Rowe Price Emerging Markets Stock Fund

Global Proxy Service and Russian Rider
     T. Rowe Price European Stock Fund Global Proxy Service and Russian Rider
     T. Rowe Price Global Stock Fund   Global Proxy Service and Russian Rider

                                                                 SCHEDULE A
                                                                 PAGE 2 OF 3

                                       APPLICABLE RIDERS TO
CUSTOMER                                      GLOBAL CUSTODY AGREEMENT

  T. Rowe Price International Funds, Inc. on behalf of (continued):
     T. Rowe Price International Discovery Fund

Global Proxy Service and Russian Rider
     T. Rowe Price International Growth & Income Fund

Global Proxy Service and Russian Rider
     T. Rowe Price International Stock Fund

Global Proxy Service and Russian Rider
     T. Rowe Price Japan Fund          Global Proxy Service and Russian Rider
     T. Rowe Price Latin America Fund  Global Proxy Service and Russian Rider
     T. Rowe Price New Asia Fund       Global Proxy Service and Russian Rider
  T. Rowe Price International Series, Inc. on behalf of:
     T. Rowe Price International Stock Portfolio

Global Proxy Service and Russian Rider
  T. Rowe Price Media & Telecommunications Fund, Inc.

Global Proxy Service Rider
  T. Rowe Price Mid-Cap Growth Fund, Inc.          Global Proxy Service Rider
  T. Rowe Price Mid-Cap Value Fund, Inc.      Global Proxy Service Rider
  T. Rowe Price New America Growth Fund       Global Proxy Service Rider
  T. Rowe Price New Era Fund, Inc.       Global Proxy Service Rider
  T. Rowe Price New Horizons Fund, Inc.       Global Proxy Service Rider
  T. Rowe Price Real Estate Fund, Inc.   Global Proxy Service Rider
  T. Rowe Price Science & Technology Fund, Inc.
Global Proxy Service Rider
  T. Rowe Price Small-Cap Stock Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Small-Cap Value Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Value Fund, Inc.         Global Proxy Service Rider


  Income Funds
  ------------

  T. Rowe Price Corporate Income Fund, Inc.        Global Proxy Service Rider
  T. Rowe Price High Yield Fund, Inc.    Global Proxy Service Rider
  T. Rowe Price Income Series, Inc. on behalf of:
      T. Rowe Price Limited-Term Bond Portfolio    Global Proxy Service Rider
  T. Rowe Price International Funds, Inc. on behalf of:
     T. Rowe Price Emerging Markets Bond Fund

Global Proxy Service and Russian Rider
     T. Rowe Price Global Bond Fund    Global Proxy Service and Russian Rider
     T. Rowe Price International Bond Fund
Global Proxy Service and Russian Rider
  T. Rowe Price New Income Fund, Inc.    Global Proxy Service Rider
  T. Rowe Price Personal Strategy Funds, Inc. on behalf of:
      T. Rowe Price Personal Strategy Balanced Fund
Global Proxy Service Rider
      T. Rowe Price Personal Strategy Growth Fund  Global Proxy Service Rider
      T. Rowe Price Personal Strategy Income Fund  Global Proxy Service Rider
  T. Rowe Price Short-Term Bond Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Short-Term U.S. Government Fund, Inc.

Global Proxy Service Rider
  T. Rowe Price Summit Funds, Inc. on behalf of:
     T. Rowe Price Summit Limited-Term Bond Fund   Global Proxy Service Rider

                                                                 SCHEDULE A
                                                                 PAGE 3 OF 3

                                       APPLICABLE RIDERS TO
CUSTOMER                                      GLOBAL CUSTODY AGREEMENT

  T. Rowe Price Tax-Efficient Funds, Inc. on behalf of:
     T. Rowe Price Tax-Efficient Balanced Fund     Global Proxy Service Rider
     T. Rowe Price Tax-Efficient Growth Fund  Global Proxy Service Rider
  T. Rowe Price U.S. Bond Index Fund, Inc.         Global Proxy Service Rider


II.  ACCOUNTS SUBJECT TO ERISA           The ERISA Rider is applicable to all
                                       Customers under Section II of this
                                       Schedule A.
  T. Rowe Price Trust Company, as Trustee for the
  Johnson Matthey Salaried Employee Savings Plan

  Common Trust Funds
  ------------------

  T. Rowe Price Trust Company, as Trustee for the International Common Trust Fund on behalf of the Underlying Trusts:
     Emerging Markets Equity Trust     Global Proxy Service Rider
     European Discovery Trust          Global Proxy Service Rider
     Foreign Discovery Trust           Global Proxy Service Rider
     Foreign Discovery Trust - Augment Global Proxy Service Rider
     Foreign Discovery Trust - B       Global Proxy Service Rider
     India Trust                       Global Proxy Service Rider
     International Small-Cap Trust     Global Proxy Service Rider
     Japan Discovery Trust             Global Proxy Service Rider
     Latin America Discovery Trust     Global Proxy Service Rider
     Pacific Discovery Trust           Global Proxy Service Rider
     Taiwan Trust                      Global Proxy Service Rider


III. OTHER

     RPFI International Partners, L.P. Global Proxy Service and Russian Rider

                              AMENDMENT AGREEMENT


The Global Custody Agreement of January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, November 1, 1995, July 31,
1996, July 23, 1997, September 3, 1997, October 29, 1997, December 15, 1998,
October 6, 1999, February 9, 2000, April 19, 2000 and July 18, 2000 (the "Custody Agreement") by and between each of the Entities listed in Schedule A, as amended thereto, severally and not jointly (each such entity referred to hereinafter as the "Customer") and The Chase Manhattan Bank, N.A., whose contracts have been assumed by THE CHASE MANHATTAN BANK (the "Bank") is hereby further amended, as of October 25, 2000 (the "Amendment Agreement"). Terms defined in the Custody Agreement are used herein as therein defined.

                                  WITNESSETH:

     WHEREAS, the Customer wishes to appoint the Bank as its global custodian and the Bank wishes to accept such appointment pursuant to the terms of the Custody Agreement;

     NOW, THEREFORE, the parties hereto agree as follows:

     1.Amendment.  Sections I, II and III of Schedule A of the Custody Agreement
       ----------
("Schedule A") shall be amended to add or change certain Customers as specified in Attachment A hereto. The revised Schedule A incorporating these changes in the form attached shall supersede the existing Schedule A in its entirety.

     2.
Agreement. The Customer and Bank agree to be bound in all respects by all the
----------
terms and conditions of the Custody Agreement and shall be fully liable and responsible thereunder as a "Customer" and "Bank," respectively, as defined in the Custody Agreement.

     3.
Confirmation of Agreement.  Except as amended hereby, the Custody Agreement is
------------ -- ---------
in full force and effect and as so amended is hereby ratified, approved and confirmed by the Customer and the Bank in all respects.

     4.
Governing Law:  This Amendment Agreement shall be construed in accordance with
--------- ----
and governed by the law of the State of New York without regard to its conflict of law principles.

     IN WITNESS WHEREOF, the parties have executed this Amendment Agreement as of the day and year first above written.

                              THE CHASE MANHATTAN BANK

                                   /s/Joseph M. Rondinelli
                              By: ____________________________________
                                   Joseph M. Rondinelli
                                   Vice President


                              EACH OF THE CUSTOMERS LISTED IN
                              ATTACHMENT A HERETO, SEVERALLY
                              AND NOT JOINTLY


                                   /s/Henry H. Hopkins
                              By: ____________________________________
                                   Henry H. Hopkins
                                   Vice President

                                                                 ATTACHMENT A
                                                                 PAGE 1 OF 1


                               LIST OF CUSTOMERS

Add the following Funds:
------------------------

Equity Funds
------------

T. Rowe Price Equity Series, Inc. on behalf of:
     T. Rowe Price Blue Chip Growth Portfolio
     T. Rowe Price Health Sciences Portfolio

T. Rowe Price International Index Fund, Inc. on behalf of:
     T. Rowe Price International Equity Index Fund

Income Fund
-----------

T. Rowe Price Tax-Efficient Funds, Inc., on behalf of:
     T. Rowe Price Tax-Efficient Multi-Cap Growth Fund

Delete the following Funds/Trusts:
---------------------------------

Income Funds:
-------------

T. Rowe Price International Funds, Inc. on behalf of:
     T. Rowe Price Global Bond Fund
T. Rowe Price Short-Term U.S. Government Fund, Inc.
T. Rowe Price Summit Funds, Inc., on behalf of:
     T. Rowe Price Summit Limited-Term Bond Fund

Common Trust Funds:
------------------

T. Rowe Price Trust Company, as Trustee for the International
Common Trust Fund on behalf of the Underlying Trusts:

     European Discovery Trust
     Foreign Discovery Trust-Augment
     Latin America Discovery Trust
     Pacific Discovery Trust

Other:
-----

RPFI International Partners, L.P.

Add the following Funds to the Global Proxy Service Rider:
---------------------------------------------------------

Equity Funds
------------

T. Rowe Price Equity Series, Inc. on behalf of:
     T. Rowe Price Blue Chip Growth Portfolio
     T. Rowe Price Health Sciences Portfolio

Income Fund
-----------

T. Rowe Price Tax-Efficient Funds, Inc., on behalf of:
     T. Rowe Price Tax-Efficient Multi-Cap Growth Fund

Delete the following Funds/Trusts from the Global Proxy Service Rider:
---------------------------------------------------------------------

Income Funds:
-------------

T. Rowe Price Short-Term U.S. Government Fund, Inc.
T. Rowe Price Summit Funds, Inc., on behalf of:
     T. Rowe Price Summit Limited-Term Bond Fund

Common Trust Funds:
------------------

T. Rowe Price Trust Company, as Trustee for the International
Common Trust Fund on behalf of the Underlying Trusts:

     European Discovery Trust
     Foreign Discovery Trust-Augment
     Latin America Discovery Trust
     Pacific Discovery Trust

Add the following Fund to the Global Proxy Service and Russian Rider
--------------------------------------------------------------------

Equity Fund
-----------

T. Rowe Price International Index Fund, Inc. on behalf of:
     T. Rowe Price International Equity Index Fund

Delete the following Fund/Other from the Global Proxy Service and Russian Rider:
--------------------------------------------------------------------------------
Income Funds:
------------
T. Rowe Price International Funds, Inc., on behalf of:
     T. Rowe Price Global Bond Fund

Other:
-----
RPFI International Partners, L.P.

                                                                 SCHEDULE A
                                                                 PAGE 1 OF 3

            LIST OF CUSTOMERS, SEVERALLY AND NOT JOINTLY PARTIES TO
                         GLOBAL CUSTODY AGREEMENT WITH
                            THE CHASE MANHATTAN BANK
                             DATED JANUARY 3, 1994

                                       APPLICABLE RIDERS TO
CUSTOMER                                      GLOBAL CUSTODY AGREEMENT

I. INVESTMENT COMPANIES/PORTFOLIOS       The Mutual Fund Rider is applicable to
  REGISTERED UNDER THE INVESTMENT        all Customers listed under Section I of
  COMPANY ACT OF 1940                    this Schedule A.

  Equity Funds
  ------------

  T. Rowe Price Balanced Fund, Inc.      Global Proxy Service Rider
  T. Rowe Price Blue Chip Growth Fund, Inc.        Global Proxy Service Rider
  T. Rowe Price Capital Appreciation Fund          Global Proxy Service Rider
  T. Rowe Price Capital Opportunity Fund, Inc.
Global Proxy Service Rider
  T. Rowe Price Developing Technologies Fund, Inc.
Global Proxy Service Rider
  T. Rowe Price Diversified Small-Cap Growth Fund, Inc.

Global Proxy Service Rider
  T. Rowe Price Dividend Growth Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Equity Income Fund       Global Proxy Service Rider
  T. Rowe Price Equity Series, Inc. on behalf of:
     T. Rowe Price Blue Chip Growth Portfolio Global Proxy Service Rider
      T. Rowe Price Equity Income Portfolio   Global Proxy Service Rider
     T. Rowe Price Health Sciences Portfolio  Global Proxy Service Rider
      T. Rowe Price Mid-Cap Growth Portfolio  Global Proxy Service Rider
      T. Rowe Price New America Growth Portfolio   Global Proxy Service Rider
      T. Rowe Price Personal Strategy Balanced Portfolio

Global Proxy Service Rider
  T. Rowe Price Financial Services Fund, Inc.      Global Proxy Service Rider
  T. Rowe Price Global Technology Fund, Inc.       Global Proxy Service Rider
  T. Rowe Price Growth & Income Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Growth Stock Fund, Inc.       Global Proxy Service Rider
  T. Rowe Price Health Sciences Fund, Inc.         Global Proxy Service Rider
  Institutional Equity Funds, Inc. on behalf of:
     Institutional Large-Cap Value Fund Global Proxy Service Rider Institutional Small-Cap Stock Fund Global Proxy Service Rider
      Mid-Cap Equity Growth Fund       Global Proxy Service Rider
  Institutional International Funds, Inc. on behalf of:
      Foreign Equity Fund              Global Proxy Service and Russian Rider
  T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price Emerging Europe &
        Mediterranean Fund             Global Proxy Service and Russian Rider
      T. Rowe Price Emerging Markets Stock Fund

Global Proxy Service and Russian Rider

                                                                 SCHEDULE A
                                                                 PAGE 2 OF 3

                                       APPLICABLE RIDERS TO
CUSTOMER                                      GLOBAL CUSTODY AGREEMENT

  T. Rowe Price International Funds, Inc. on behalf of (continued):
     T. Rowe Price European Stock Fund Global Proxy Service and Russian Rider
     T. Rowe Price Global Stock Fund   Global Proxy Service and Russian Rider
     T. Rowe Price International Discovery Fund

Global Proxy Service and Russian Rider
     T. Rowe Price International Growth & Income Fund

Global Proxy Service and Russian Rider
     T. Rowe Price International Stock Fund

Global Proxy Service and Russian Rider
     T. Rowe Price Japan Fund          Global Proxy Service and Russian Rider
     T. Rowe Price Latin America Fund  Global Proxy Service and Russian Rider
     T. Rowe Price New Asia Fund       Global Proxy Service and Russian Rider
  T. Rowe Price International Index Fund, Inc. on behalf of:
     T. Rowe Price International Equity Index Fund

Global Proxy Service and Russian Rider
  T. Rowe Price International Series, Inc. on behalf of:
     T. Rowe Price International Stock Portfolio

Global Proxy Service and Russian Rider
  T. Rowe Price Media & Telecommunications Fund, Inc.

Global Proxy Service Rider
  T. Rowe Price Mid-Cap Growth Fund, Inc.          Global Proxy Service Rider
  T. Rowe Price Mid-Cap Value Fund, Inc.      Global Proxy Service Rider
  T. Rowe Price New America Growth Fund       Global Proxy Service Rider
  T. Rowe Price New Era Fund, Inc.       Global Proxy Service Rider
  T. Rowe Price New Horizons Fund, Inc.       Global Proxy Service Rider
  T. Rowe Price Real Estate Fund, Inc.   Global Proxy Service Rider
  T. Rowe Price Science & Technology Fund, Inc.
Global Proxy Service Rider
  T. Rowe Price Small-Cap Stock Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Small-Cap Value Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Value Fund, Inc.         Global Proxy Service Rider

  Income Funds
  ------------

  T. Rowe Price Corporate Income Fund, Inc.        Global Proxy Service Rider
  T. Rowe Price High Yield Fund, Inc.    Global Proxy Service Rider
  T. Rowe Price Income Series, Inc. on behalf of:
      T. Rowe Price Limited-Term Bond Portfolio    Global Proxy Service Rider
  T. Rowe Price International Funds, Inc. on behalf of:
     T. Rowe Price Emerging Markets Bond Fund

Global Proxy Service and Russian Rider
     T. Rowe Price International Bond Fund
Global Proxy Service and Russian Rider
  T. Rowe Price New Income Fund, Inc.    Global Proxy Service Rider
  T. Rowe Price Personal Strategy Funds, Inc. on behalf of:
      T. Rowe Price Personal Strategy Balanced Fund
Global Proxy Service Rider
      T. Rowe Price Personal Strategy Growth Fund  Global Proxy Service Rider
      T. Rowe Price Personal Strategy Income Fund  Global Proxy Service Rider
  T. Rowe Price Short-Term Bond Fund, Inc.         Global Proxy Service Rider

                                                                 SCHEDULE A
                                                                 PAGE 3 OF 3

  T. Rowe Price Tax-Efficient Funds, Inc. on behalf of:
     T. Rowe Price Tax-Efficient Balanced Fund     Global Proxy Service Rider
     T. Rowe Price Tax-Efficient Growth Fund  Global Proxy Service Rider
     T. Rowe Price Tax-Efficient Multi-Cap Growth Fund

Global Proxy Service Rider
  T. Rowe Price U.S. Bond Index Fund, Inc.         Global Proxy Service Rider

                                       APPLICABLE RIDERS TO
CUSTOMER                                      GLOBAL CUSTODY AGREEMENT


II.  ACCOUNTS SUBJECT TO ERISA           The ERISA Rider is applicable to all
                                       Customers under Section II of this
                                       Schedule A.
  T. Rowe Price Trust Company, as Trustee for the
  Johnson Matthey Salaried Employee Savings Plan

  Common Trust Funds
  ------------------

  T. Rowe Price Trust Company, as Trustee for the International Common Trust Fund on behalf of the Underlying Trusts:
     Emerging Markets Equity Trust     Global Proxy Service Rider
     Foreign Discovery Trust           Global Proxy Service Rider
     Foreign Discovery Trust - B       Global Proxy Service Rider
     India Trust                       Global Proxy Service Rider
     International Small-Cap Trust     Global Proxy Service Rider
     Japan Discovery Trust             Global Proxy Service Rider
     Taiwan Trust                      Global Proxy Service Rider




ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None

ITEM 25. INDEMNIFICATION

         The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by the Evanston Insurance Company and ICI Mutual. These policies provide coverage for T. Rowe Price Associates, Inc. ("Manager"), and its subsidiaries and affiliates as listed in Item 26 of this Registration Statement (with the exception of the T. Rowe Price Associates Foundation, Inc.), and all other investment companies in the T. Rowe Price family of mutual funds. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of the Manager, its subsidiaries, and affiliates. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d-1(d)(7) under the Investment Company Act of 1940.

GENERAL. The Charter of the Corporation provides that to the fullest extent permitted by Maryland or federal law, no director or officer of the Corporation shall be personally liable to the Corporation or the holders of Shares for money damages and each director and officer shall be indemnified by the Corporation; PROVIDED, HOWEVER, that nothing therein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation of the holders of Shares to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         Article X, Section 10.01 of the Registrant's By-Laws provides as follows:

         Section 10.01.
INDEMNIFICATION AND PAYMENT OF EXPENSES IN ADVANCE: The Corporation shall
--------------- --- ------- -- -------- -- -------
indemnify any individual ("Indemnitee") who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his position was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a "Proceeding") against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys' fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under Maryland law. Subject to any applicable limitations and requirements set forth in the Corporation's Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in Maryland law.

         Notwithstanding the foregoing, nothing herein shall protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office ("Disabling Conduct").

         Anything in this Article X to the contrary notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

         (a)
there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

         (b)
in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

             (i)
the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

             (ii)    an independent legal counsel in a written opinion.

         Anything in this Article X to the contrary notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

         (a)  the Indemnitee provides a security for his undertaking; or

         (b)
the Corporation shall be insured against losses arising by reason of any lawful advances; or

         (c)
there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:

             (i)
a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

             (ii)    an independent legal counsel in a written opinion.

         SECTION 10.02. INSURANCE OF OFFICERS, DIRECTORS, EMPLOYEES, AND AGENTS. To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act of 1940, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT MANAGER


         T. Rowe Price International, Inc. (formerly Rowe Price-Fleming International, Inc.), a Maryland corporation, is a wholly owned subsidiary of T. Rowe Price Associates, Inc. T. Rowe Price International, Inc. ("T. ROWE PRICE INTERNATIONAL") was incorporated in Maryland in 2000 and provides investment counsel service with respect to foreign securities for institutional investors in the United States. In addition to managing private counsel client accounts,
T. Rowe Price International also sponsors registered investment companies which invest in foreign securities, serves as general partner of T. Rowe Price International Partners, Limited Partnership, and provides investment advice to the T. Rowe Price Trust Company, trustee of the International Common Trust Fund.

         T. Rowe Price Global Investment Services Limited is an English Corporation, organized in 2000, and a wholly owned subsidiary of T. Rowe Price Group. Global Investment Services provides investment management, sales, and client servicing to institutional and retail investors, primarily to non-United States investors.

M. DAVID TESTA, Director of T. Rowe Price International; Vice-Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price Associates, Inc.; Vice President and Director, T. Rowe Price Trust Company.

JOHN R. FORD, Director, T. Rowe Price International.

GEORGE A. MURNAGHAN, Executive Vice President, T. Rowe Price International; Managing Director, T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Trust Company and T. Rowe Price Investment Services, Inc.

JAMES S. RIEPE, Vice-Chairman, T. Rowe Price International; Vice-Chairman of the Board, Director, and Managing Director of T. Rowe Price Associates, Inc.; Chairman of the Board and Director, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc.; Chairman of the Board, Director, and Trust Officer, T. Rowe Price Trust Company.

GEORGE A. ROCHE, Director of T. Rowe Price International; Chairman of the Board, President, and Managing Director of T. Rowe Price Associates, Inc.

MARTIN G. WADE, Chairman of T. Rowe Price International; Director of T. Rowe Price Associates, Inc.

DAVID J.L. WARREN, Chief Executive officer, President and Director, T. Rowe Price International.

With the exception of Christopher D. Alderson, Steven J. Banks, Mark C.J. Bickford-Smith, Michael J. Conelius, Ann B. Cranmer, Julio A. Delgado, Frances Dydasco, Mark J.T. Edwards, Carol A. Eve, Roger L. Fiery III, Abigail Fulton, R. Aran Gordon, Pascal Hautcoeur, Todd J. Henry, Leah P. Holmes, Henry H. Hopkins, Paul Kitney, Ian J. Macdonald, Nancy M. Morris, Thomas O. Murther, Gonzalo Pangaro, Sally Patterson, Kathleen G. Polk, Robert Revel-Chion, Christopher Rothery, James B.M. Seddon, Robert W. Smith, Benedict R.F. Thomas, Justin Thomson, Christine To, William F. Wendler II, and Richard T. Whitney, all officers of T. Rowe Price International are officers and/or employees of Price Associates and may also be officers and/or directors of one or more subsidiaries of Price Associates and/or one or more of the registered investment companies for which Price Associates or T.

Rowe Price International serves as investment adviser. Ms. Cranmer is a Director of Fleming Investment Management Limited and Robert Fleming Management Services.


See also "Management of the Funds," in the Registrant's Statement of Additional Information.

ITEM 27. PRINCIPAL UNDERWRITERS


(a) The principal underwriter for the Registrant is Investment Services. Investment Services acts as the principal underwriter for the T. Rowe Price family of mutual funds, including the following investment companies: T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price New Horizons Fund, Inc., T. Rowe Price New Era Fund, Inc., T. Rowe Price New Income Fund, Inc., T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price Tax-Free Income Fund, Inc., T. Rowe Price Tax-Exempt Money Fund, Inc., T. Rowe Price International Funds, Inc., T. Rowe Price Growth & Income Fund, Inc., T. Rowe Price Tax-Free Short-Intermediate Fund, Inc., T. Rowe Price Short-Term Bond Fund, Inc., T. Rowe Price High Yield Fund, Inc., T. Rowe Price Tax-Free High Yield Fund, Inc., T. Rowe Price New America Growth Fund, T. Rowe Price Equity Income Fund, T. Rowe Price GNMA Fund, T. Rowe Price Capital Appreciation Fund, T. Rowe Price California Tax-Free Income Trust, T. Rowe Price State Tax-Free Income Trust, T. Rowe Price Science & Technology Fund, Inc., T. Rowe Price Small-Cap Value Fund, Inc., Institutional International Funds, Inc., T. Rowe Price U.S. Treasury Funds, Inc., T. Rowe Price Index Trust, Inc., T. Rowe Price Spectrum Fund, Inc., T. Rowe Price Balanced Fund, Inc., T. Rowe Price Mid-Cap Growth Fund, Inc., T. Rowe Price Small-Cap Stock Fund, Inc., T. Rowe Price Tax-Free Intermediate Bond Fund, Inc., T. Rowe Price Dividend Growth Fund, Inc., T. Rowe Price Blue Chip Growth Fund, Inc., T. Rowe Price Summit Funds, Inc., T. Rowe Price Summit Municipal Funds, Inc., T. Rowe Price Equity Series, Inc.,
         T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Personal Strategy Funds, Inc., T. Rowe Price Value Fund, Inc., T. Rowe Price Capital Opportunity Fund, Inc.,
         T. Rowe Price Corporate Income Fund, Inc., T. Rowe Price Health Sciences Fund, Inc., T. Rowe Price Mid-Cap Value Fund, Inc., Institutional Equity Funds, Inc., T. Rowe Price Financial Services Fund, Inc., T. Rowe Price Diversified Small-Cap Growth Fund, Inc., T. Rowe Price Tax-Efficient Funds, Inc., T. Rowe Price Reserve Investment Funds, Inc., T. Rowe Price Media & Telecommunications Fund, Inc., T. Rowe Price Real Estate Fund, Inc., T. Rowe Price Developing Technologies Fund,

         Inc., and T. Rowe Price Global Technology Fund, Inc., T. Rowe Price U.S. Bond Index Fund, Inc., and T. Rowe Price International Index Fund, Inc.


         Investment Services is a wholly owned subsidiary of T. Rowe Price Associates, Inc., is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business. Since the Price Funds are sold on a no-load basis, Investment Services will not receive any commissions or other compensation for acting as principal underwriter.


(b) The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.


NAME                          POSITIONS AND                   POSITIONS AND
                               OFFICES WITH                    OFFICES WITH
                                      UNDERWRITER                  REGISTRANT
James S. Riepe               Chairman of the Board     Trustee and Vice
                                                 and Director       President
Edward C. Bernard                  President and Director          None
Henry H. Hopkins    Vice President and Director     Vice President
Charles E. Vieth                      Vice President and Director     None
Patricia M. Archer                   Vice President                  None
Steven J. Banks                       Vice President                  None
John T. Bielski                         Vice President                  None
Darrell N. Braman                 Vice President                  None
Ronae M. Brock                    Vice President                  None
Meredith C. Callanan            Vice President                  None
John H. Cammack                 Vice President                  None
Ann R. Campbell                    Vice President                  None
Christine M. Carolan             Vice President                  None
Joseph A. Carrier                 Vice President                  None
Laura H. Chasney                Vice President                  None
Renee M. Christoff                Vice President                  None
Christopher W. Dyer                Vice President                  None
Christine S. Fahlund                 Vice President                  None
Forrest R. Foss                         Vice President                  None
Thomas A. Gannon                    Vice President                  None
Andrea G. Griffin                       Vice President                  None
Douglas E. Harrison                  Vice President                  None
David J. Healy                            Vice President                  None
Joanne M. Healey                       Vice President                  None
Joseph P. Healy                            Vice President                None
Walter J. Helmlinger                 Vice President                  None
Eric G. Knauss                             Vice President                None
Sharon R. Krieger                        Vice President                  None
Steven A. Larson                       Vice President                  None
Keith W. Lewis                          Vice President                  None
Gayle A. Lomax                          Vice President                  None
Sarah McCafferty                         Vice President                  None
Mark J. Mitchell                       Vice President                  None
Nancy M. Morris                        Vice President                  None
George A. Murnaghan                 Vice President                  None
Steven E. Norwitz                          Vice President                None
Kathleen M. O'Brien                     Vice President                  None
Barbara A. O'Connor                   Vice President                  None
Wayne D. O'Melia                       Vice President                  None
David Oestreicher                     Vice President                  None
Robert Petrow                              Vice President                  None
Pamela D. Preston                        Vice President                  None
George D. Riedel                          Vice President                  None
John R. Rockwell                          Vice President                  None
Kenneth J. Rutherford                  Vice President                  None
Alexander Savich                            Vice President                None
Kristin E. Seeberger                       Vice President                 None
Donna B. Singer                             Vice President                 None
Bruce D. Stewart                     Vice President                  None
William W. Strickland, Jr.      Vice President                  None
Jerome Tuccille                    Vice President                  None
Walter Wdowiak                 Vice President                  None
William F. Wendler II               Vice President                  None
Jane F. White                         Vice President                  None
Thomas R. Woolley                  Vice President                  None
Barbara A. O'Connor            Controller                      None
Theodore J. Zamerski III         Assistant Vice President and    None
 Assistant Controller
Matthew B. Alsted                     Assistant Vice President        None
Kimberly B. Andersen           Assistant Vice President        None
Richard J. Barna                 Assistant Vice President        None
Catherine L.Berkenkemper        Assistant Vice President        None
Edwin J. Brooks  III                      Assistant Vice President        None
Carl A. Cox                          Assistant Vice President        None
Cheryl L. Emory                     Assistant Vice President        None
John A. Galateria                   Assistant Vice President        None
Janelyn A. Healey             Assistant Vice President        None
Sandra J. Kiefler              Assistant Vice President        None
Suzanne M. Knoll                 Assistant Vice President        None
Patricia B. Lippert             Assistant Vice President        Secretary
Teresa M. Loeffert                      Assistant Vice President        None
C. Lillian Matthews                     Assistant Vice President        None
Janice D. McCrory                     Assistant Vice President        None
Danielle Nicholson Smith    Assistant Vice President        None
JeanneMarie B. Patella                Assistant Vice President        None
Kylelane Purcell                          Assistant Vice President        None
David A. Roscum                       Assistant Vice President        None
Carole H. Smith                        Assistant Vice President        None
John A. Stranovsky                       Assistant Vice President        None
Nolan L. North                                 Assistant Treasurer         None
Barbara A. Van Horn                      Secretary                       None

(c) Not applicable. Investment Services will not receive any compensation with respect to its activities as underwriter for the Price Funds since the Price Funds are sold on a no-load basis.



ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books, and other documents required to be maintained by the Registrant under Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained by the Registrant at its offices at 100 East Pratt Street, Baltimore, Maryland 21202. Transfer, dividend disbursing, and shareholder service activities are performed by T. Rowe Price Services, Inc., at 4515 Painters Mill Road, Owings Mills, Maryland 21117. Custodian activities for the Registrant are performed at State Street Bank and Trust Company's Service Center (State Street South), 1776 Heritage Drive, Quincy, Massachusetts 02171.


         Custody of Registrant's portfolio securities which are purchased outside the United States is maintained by The Chase Manhattan Bank, London, in its foreign branches or with other U.S. banks. The Chase Manhattan Bank, London, is located at Woolgate House, Coleman Street, London EC2P 2HD England.

ITEM 29. MANAGEMENT SERVICES

         Registrant is not a party to any management-related service contract, other than as set forth in the Prospectus or Statement of Additional Information.

ITEM 30. UNDERTAKINGS

(a)     Not applicable

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, State of Maryland, this April 30, 2001.

       T. Rowe Price International Series, Inc.

       /s/Martin G. Wade
By:    Martin G. Wade
       Chairman of the Board

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                Title                 Date
---------                -----                 ----

/s/Martin G. Wade         Chairman of the Board April 30, 2001
Martin G. Wade            (Chief Executive Officer)

/s/Joseph A. Carrier     Treasurer (Chief       April 30, 2001
Joseph A. Carrier        Financial Officer)

/s/M. David Testa        Director and           April 30, 2001
M. David Testa           Vice President

*                        Director               April 30, 2001
Anthony W. Deering

*                        Director               April 30, 2001
Donald W. Dick, Jr.

*                        Director               April 30, 2001
Paul M. Wythes

*/s/Henry H. Hopkins     Attorney-In-Fact       April 30, 2001
Henry H. Hopkins         and Vice President